TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 99.4% of Net Assets
ASSET-BACKED SECURITIES — 99.4%
522 Funding CLO Ltd. Series 2017-1AR, Class AR2
4.78% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/20/34	$ 2,000,000	$2,000,954
522 Funding CLO Ltd. Series 2017-1AR, Class BR2
3.73% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/20/34	1,000,000	1,000,919
522 Funding CLO Ltd. Series 2019-5A, Class AR2
4.77% (3 mo. USD Term SOFR + 1.020%)(1),(2)	04/15/35	1,516,392	1,517,920
Adagio IV CLO Ltd. Series IV-A, Class BRRR
4.48% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	07/15/38	EUR 1,100,000	1,275,913
AGL CLO 13 Ltd. Series 2021-13A, Class A1R
4.83% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/20/34	2,300,000	2,301,143
AGL CLO 16 Ltd. Series 2021-16A, Class BR
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	01/20/35	230,000	229,831
AGL CLO 17 Ltd. Series 2022-17A, Class BR
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	01/21/35	450,000	450,559
AGL CLO 22 Ltd. Series 2022-22A, Class A1R
4.92% (3 mo. USD Term SOFR + 1.190%)(1),(2)	01/20/37	1,600,000	1,602,416
AGL CLO 43 Ltd. Series 2025-43A, Class A2
5.25% (3 mo. USD Term SOFR + 1.500%)(1),(2)	09/10/38	500,000	500,515
AGL CLO 44 Ltd. Series 2025-44A, Class A
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/22/37	2,450,000	2,447,827
AGL Core CLO 4 Ltd. Series 2020-4A, Class AR2
5.11% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/20/37	250,000	250,448
AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2
5.25% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/17/37	850,000	851,614
AIMCO CLO 17 Ltd. Series 2022-17A, Class A1R
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/20/37	523,000	524,086
Aimco CLO Ltd. Series 2024-19A, Class A
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37	337,000	337,939
Alinea CLO Ltd. Series 2018-1A, Class CR
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/20/31	248,240	248,464
Allegany Park CLO Ltd. Series 2019-1A, Class ARR
4.83% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/20/35	1,000,000	1,001,274

Issues	Maturity Date	Principal Amount	Value
Allegro CLO VIII-S Ltd. Series 2024-3A, Class A
5.14% (3 mo. USD Term SOFR + 1.390%)(1),(2)	10/15/37	$ 2,000,000	$2,003,758
Allegro CLO XII Ltd. Series 2020-1A, Class A1R
5.17% (3 mo. USD Term SOFR + 1.440%)(1),(2)	07/21/37	2,000,000	2,003,888
Allegro CLO XII Ltd. Series 2020-1AR, Class A2R2
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/21/37	2,000,000	2,000,510
Allegro CLO XIII Ltd. Series 2021-1A, Class A1R
5.07% (3 mo. USD Term SOFR + 1.340%)(1),(2)	07/20/38	1,000,000	1,001,784
AMMC CLO 24 Ltd. Series 2021-24A, Class AR
4.93% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35	3,405,000	3,406,600
AMMC CLO 27 Ltd. Series 2022-27A, Class A1R
4.81% (3 mo. USD Term SOFR + 1.080%)(1),(2)	01/20/37	3,160,000	3,161,040
AMMC CLO 27 Ltd. Series 2022-27A, Class A2R
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	01/20/37	5,600,000	5,593,554
AMMC CLO 31 Ltd. Series 2025-31A, Class A1
5.04% (3 mo. USD Term SOFR + 1.310%)(1),(2)	02/20/38	2,000,000	2,002,370
Anchorage Capital CLO 20 Ltd. Series 2021-20A, Class A1R
4.83% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/20/35	500,000	500,188
Apidos CLO XIIX Ltd. Series 2024-49A, Class A2
5.28% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/24/37	400,000	400,810
Apidos CLO XLVI Ltd. Series 2023-46A, Class A2R
5.18% (3 mo. USD Term SOFR + 1.400%)(1),(2)	10/24/38	2,350,000	2,350,895
Apidos CLO XXXII Ltd. Series 2019-32A, Class A1R
4.83% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/20/33	1,054,758	1,056,930
Aqueduct European CLO Series 2025-15A, Class BR3
4.47% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/25/39	EUR 750,000	869,415
Aqueduct European CLO 10 DAC Series 2024-10A, Class B
4.49% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/18/39	EUR 1,000,000	1,157,317
Aqueduct European CLO 8 DAC Series 2024-8A, Class BR
4.43% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/15/39	EUR 1,100,000	1,274,928
Arbour CLO IV DAC Series 4A, Class BRRR
4.28% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	11/15/39	EUR 1,100,000	1,275,124

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Arbour CLO V DAC Series 5A, Class BR
4.40% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	06/15/38	EUR 850,000	$985,395
ARES LI CLO Ltd. Series 2019-51A, Class A1R2
5.11% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37	660,000	661,362
ARES LIII CLO Ltd. Series 2019-53A, Class A1R2
4.87% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/24/36	1,000,000	999,530
ARES LXII CLO Ltd. Series 2021-62A, Class BR
5.31% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/25/34	1,250,000	1,250,859
ARES LXV CLO Ltd. Series 2022-65A, Class A1R
4.93% (3 mo. USD Term SOFR + 1.120%)(1),(2)	07/25/34	3,250,000	3,252,213
ARES XLIV CLO Ltd. Series 2017-44A, Class A2RR
5.10% (3 mo. USD Term SOFR + 1.350%)(1),(2)	04/15/34	2,000,000	2,003,024
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3
4.99% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34	2,350,000	2,352,547
ARES XXVII CLO Ltd. Series 2013-2A, Class BR3
5.49% (3 mo. USD Term SOFR + 1.650%)(1),(2)	10/28/34	320,000	320,505
Bain Capital Credit CLO Ltd. Series 2019-2A, Class BR3
5.20% (3 mo. USD Term SOFR + 1.450%)(1),(2)	10/17/32	2,750,000	2,755,145
Bain Capital Credit CLO Ltd. Series 2019-3A, Class ARR
4.76% (3 mo. USD Term SOFR + 1.030%)(1),(2)	10/21/34	500,000	500,403
Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3
4.71% (3 mo. USD Term SOFR + 0.980%)(1),(2)	07/19/34	4,000,000	4,001,264
Bain Capital Credit CLO Ltd. Series 2020-5A, Class ARR
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/20/34	3,442,653	3,444,081
Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR
4.84% (3 mo. USD Term SOFR + 1.060%)(1),(2)	07/24/34	1,250,000	1,251,051
Bain Capital Credit CLO Ltd. Series 2021-3A, Class BR
5.33% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/24/34	1,500,000	1,502,976
Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1RR
4.73% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/20/34	4,000,000	4,001,316
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R
4.82% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/21/34	1,700,000	1,700,966

Issues	Maturity Date	Principal Amount	Value
Bain Capital Credit CLO Ltd. Series 2021-7A, Class BR
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/22/35	$ 633,790	$634,975
Bain Capital Credit CLO Ltd. Series 2022-2A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/22/35	950,000	951,133
Bain Capital Credit CLO Ltd. Series 2022-3A, Class A1R
4.91% (3 mo. USD Term SOFR + 1.160%)(1),(2)	07/17/35	750,000	750,277
Bain Capital Credit CLO Ltd. Series 2022-3A, Class BR
5.38% (3 mo. USD Term SOFR + 1.630%)(1),(2)	07/17/35	780,000	780,746
Bain Capital Credit CLO Ltd. Series 2022-4A, Class A1R
5.17% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/16/37	2,000,000	2,002,486
Bain Capital Credit CLO Ltd. Series 2023-2A, Class A2R
5.28% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/18/38	900,000	900,999
Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3
4.80% (-3 mo. USD Term SOFR + 1.050%)(1),(2)	10/15/36	3,000,000	3,003,375
Barings CLO Ltd. Series 2019-3A, Class A1RR
4.87% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/20/36	1,000,000	1,001,369
Barings CLO Ltd. Series 2021-3A, Class AR
4.86% (3 mo. USD Term SOFR + 1.130%)(1),(2)	01/18/35	1,750,000	1,751,470
Barings CLO Ltd. Series 2021-3A, Class B1R
5.36% (3 mo. USD Term SOFR + 1.630%)(1),(2)	01/18/35	1,750,000	1,752,392
Barings CLO Ltd. Series 2022-2A, Class A1R
5.12% (3 mo. USD Term SOFR + 1.370%)(1),(2)	07/15/39	675,000	675,048
Barings CLO Ltd. Series 2024-2A, Class A1
5.18% (3 mo. USD Term SOFR + 1.430%)(1),(2)	07/15/39	250,000	250,091
Barings CLO Ltd. Series 2025-2A, Class A1
5.11% (3 mo. USD Term SOFR + 1.380%)(1),(2)	07/20/38	750,000	751,989
Barings Loan Partners CLO Ltd. 5 Series LP-5A, Class A
4.95% (3 mo. USD Term SOFR + 1.220%)(1),(2)	01/20/35	4,133,549	4,137,054
Battery Park CLO Ltd. Series 2019-1A, Class AR
5.15% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/15/36	100,000	100,064
BBAM U.S. CLO III Ltd. Series 2023-3A, Class A1R
4.92% (3 mo. USD Term SOFR + 1.170%)(1),(2)	10/15/38	2,500,000	2,500,332

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Beechwood Park CLO Ltd. Series 2019-1A, Class A1RR
4.82% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/17/35	$ 1,500,000	$1,501,392
Benefit Street Partners CLO 43 Ltd. Series 2025-43A, Class B
5.33% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/20/38	750,000	753,624
Benefit Street Partners CLO XX Ltd. Series 2020-20A, Class ARR
5.04% (3 mo. USD Term SOFR + 1.290%)(1),(2)	07/15/37	2,000,000	2,006,342
Benefit Street Partners CLO XXII Ltd. Series 2020-22A, Class ARR
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/20/35	1,380,000	1,380,333
Benefit Street Partners CLO XXV Ltd. Series 2021-25A, Class A2R
4.95% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/15/35	1,600,000	1,595,928
Benefit Street Partners CLO XXXVI Ltd. Series 2024-36A, Class A1
5.17% (3 mo. USD Term SOFR + 1.360%)(1),(2)	01/25/38	1,500,000	1,502,434
Birch Grove CLO 13 Ltd. Series 2025-13A, Class A2
5.30% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/23/38	2,500,000	2,501,585
BlueMountain CLO Ltd. Series 2015-4A, Class CR2
5.03% (3 mo. USD Term SOFR + 1.300%)(1),(2)	04/20/30	1,000,000	999,701
BlueMountain CLO XXII Ltd. Series 2018-22A, Class A1
5.09% (3 mo. USD Term SOFR + 1.342%)(1),(2)	07/15/31	20,075	20,092
BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2
4.90% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35	4,230,000	4,234,657
BlueMountain CLO XXXI Ltd. Series 2021-31A, Class A2R
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/19/34	1,200,000	1,201,970
BlueMountain CLO XXXII Ltd. Series 2021-32A, Class AR
4.85% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/15/34	3,300,000	3,301,815
BlueMountain CLO XXXII Ltd. Series 2021-32A, Class BR
5.30% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/15/34	1,500,000	1,501,467
Boyce Park CLO Ltd. Series 2022-1A, Class A2R
4.98% (3 mo. USD Term SOFR + 1.250%)(1),(2)	04/21/35	4,000,000	3,994,640
Boyce Park CLO Ltd. Series 2022-1A, Class B1
5.48% (3 mo. USD Term SOFR + 1.750%)(1),(2)	04/21/35	750,000	752,717

Issues	Maturity Date	Principal Amount	Value
Buckhorn Park CLO Ltd. Series 2019-1A, Class ARR
4.80% (3 mo. USD Term SOFR + 1.070%)(1),(2)	07/18/34	$ 3,700,000	$3,700,651
Canyon Capital CLO Ltd. Series 2017-1AR, Class BR2
5.29% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/15/34	500,000	500,459
Canyon Capital CLO Ltd. Series 2021-1A, Class AR
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34	997,696	998,886
Canyon Capital CLO Ltd. Series 2021-1A, Class BR
5.30% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/34	500,000	500,396
Canyon CLO Ltd. Series 2018-1AR, Class BR1
5.29% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/15/34	500,000	500,456
Canyon CLO Ltd. Series 2020-1A, Class AR2
4.83% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/15/34	300,000	300,382
Canyon CLO Ltd. Series 2020-2A, Class BR2
5.28% (3 mo. USD Term SOFR + 1.530%)(1),(2)	10/15/34	1,000,000	1,002,081
Canyon CLO Ltd. Series 2021-4A, Class BR
5.35% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/34	250,000	250,130
Canyon CLO Ltd. Series 2025-2A, Class A1N
5.08% (3 mo. USD Term SOFR + 1.330%)(1),(2)	10/15/37	872,000	873,458
Cayuga Park CLO Ltd. Series 2020-1A, Class AR2
4.95% (3 mo. USD Term SOFR + 1.200%)(1),(2)	10/17/38	1,000,000	999,550
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR
5.15% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/20/37	500,000	500,025
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3
4.82% (3 mo. USD Term SOFR + 1.090%)(1),(2)	04/20/34	1,100,000	1,101,459
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A2R2
4.97% (3 mo. USD Term SOFR + 1.300%)(1),(2)	05/29/32	1,200,000	1,199,078
Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR
5.01% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/25/38	3,500,000	3,500,196
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR
5.13% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/15/37	850,000	851,662
Cedar Funding XVII CLO Ltd. Series 2023-17A, Class AR
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/20/38	836,000	839,090

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
CIFC Funding Ltd. Series 2014-4RA, Class A1A2
4.74% (3 mo. USD Term SOFR + 0.990%)(1),(2)	01/17/35	$ 1,333,000	$1,334,361
CIFC Funding Ltd. Series 2014-4RA, Class A1B2
4.95% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/17/35	4,000,000	3,998,876
CIFC Funding Ltd. Series 2019-1A, Class A1R2
5.09% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/20/37	425,000	425,528
CIFC Funding Ltd. Series 2019-5A, Class A1R2
5.02% (3 mo. USD Term SOFR + 1.270%)(1),(2)	10/15/38	1,500,000	1,502,602
CIFC Funding Ltd. Series 2021-1A, Class A1R
5.23% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/25/37	1,400,000	1,400,815
CIFC Funding Ltd. Series 2021-7A, Class AR
4.84% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/23/35	1,000,000	1,000,432
CIFC Funding Ltd. Series 2022-2A, Class BR
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/19/35	1,000,000	999,999
Clover CLO LLC Series 2021-3A, Class AR
4.88% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/35	2,500,000	2,502,310
Clover CLO LLC Series 2021-3A, Class BR
5.26% (3 mo. USD Term SOFR + 1.450%)(1),(2)	01/25/35	740,499	741,123
Contego CLO IV DAC Series 4A, Class B1RR
4.53% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	10/23/39	EUR 1,100,000	1,279,428
Danby Park CLO Ltd. Series 2022-1A, Class AR
5.09% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/21/37	400,000	400,208
Dryden 104 CLO Ltd. Series 2022-104A, Class A1R
4.93% (3 mo. USD Term SOFR + 1.290%)(1),(2)	08/20/34	250,000	250,156
Dryden 105 CLO Ltd. Series 2023-105A, Class AR
5.20% (3 mo. USD Term SOFR + 1.450%)(1),(2)	04/15/38	2,000,000	2,007,982
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3
4.84% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/37	3,705,000	3,706,356
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2
4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	888,101	888,949
Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3
4.80% (3 mo. USD Term SOFR + 1.070%)(1),(2)	04/20/34	3,080,187	3,083,258

Issues	Maturity Date	Principal Amount	Value
Dryden 53 CLO Ltd. Series 2017-53A, Class BR
5.05% (3 mo. USD Term SOFR + 1.300%)(1),(2)	01/15/31	$ 1,125,000	$1,126,061
Dryden 55 CLO Ltd. Series 2018-55A, Class A1
5.03% (3 mo. USD Term SOFR + 1.282%)(1),(2)	04/15/31	100,622	100,745
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR
4.85% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/35	5,288,000	5,294,954
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR
4.75% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32	1,353,239	1,353,802
Dryden 75 CLO Ltd. Series 2019-75A, Class AR3
4.79% (3 mo. USD Term SOFR + 1.040%)(1),(2)	04/14/34	2,850,055	2,852,318
Dryden 80 CLO Ltd. Series 2019-80A, Class BRR
5.25% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/17/33	2,000,000	2,001,138
Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2
4.88% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/17/34	250,000	250,356
Dryden 93 CLO Ltd. Series 2021-93A, Class A1R
5.08% (3 mo. USD Term SOFR + 1.330%)(1),(2)	01/15/38	620,000	621,466
Dryden 94 CLO Ltd. Series 2022-94A, Class AR
5.11% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37	400,000	400,862
Dryden 95 CLO Ltd. Series 2021-95A, Class AR
4.68% (3 mo. USD Term SOFR + 1.040%)(1),(2)	08/20/34	500,000	500,298
Dryden 95 CLO Ltd. Series 2021-95A, Class BR
5.24% (3 mo. USD Term SOFR + 1.600%)(1),(2)	08/20/34	4,000,000	4,004,092
Eaton Vance CLO Ltd. Series 2014-1RA, Class CR
4.85% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/30	1,088,950	1,088,984
Eaton Vance CLO Ltd. Series 2019-1A, Class AR3
5.00% (3 mo. USD Term SOFR + 1.250%)(1),(2)	07/15/37	1,000,000	1,000,496
Eaton Vance CLO Ltd. Series 2020-2A, Class AR2
5.13% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/15/37	1,600,000	1,600,762
Elm Park CLO DAC Series 1A, Class BR3
4.38% (3 mo. EUR EURIBOR + 1.950%)(1),(2)	01/15/38	EUR 900,000	1,043,584
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/22/35	3,510,000	3,513,777

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Elmwood CLO 36 Ltd. Series 2024-12RA, Class AR
5.07% (3 mo. USD Term SOFR + 1.340%)(1),(2)	10/20/37	$ 850,000	$851,483
Elmwood CLO III Ltd. Series 2019-3A, Class A2RR
5.33% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/18/37	850,000	850,751
Elmwood CLO IV Ltd. Series 2020-1A, Class ARR
4.98% (3 mo. USD Term SOFR + 1.250%)(1),(2)	04/18/37	3,000,000	3,010,914
Elmwood CLO VIII Ltd. Series 2021-1A, Class ARR
4.95% (3 mo. USD Term SOFR + 1.220%)(1),(2)	04/20/37	1,750,000	1,756,230
Elmwood European CLO 1 Series 2026-1A, Class A2
4.18% (3 mo. EUR EURIBOR + 1.550%)(1),(2)	04/16/40	EUR 2,000,000	2,314,342
Flatiron CLO 25 Ltd. Series 2024-2A, Class A
5.10% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/17/37	850,000	851,577
Flatiron CLO 28 Ltd. Series 2024-1A, Class A1R
4.83% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/15/36	1,950,000	1,950,045
Galaxy XXII CLO Ltd. Series 2016-22A, Class AR4
4.81% (3 mo. USD Term SOFR + 1.020%)(1),(2)	04/16/34	830,463	830,986
Garnet CLO 2 Ltd. Series 2025-2A, Class A
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/38	4,000,000	4,005,136
GCRED BSL CLO 1 Series 2025-BSL1A, Class B
5.18% (3 mo. USD Term SOFR + 1.450%)(1),(2)	01/20/34	1,000,000	1,000,998
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class AJR
5.16% (3 mo. USD Term SOFR + 1.430%)(1),(2)	10/20/38	3,000,000	3,008,412
GoldenTree Loan Management U.S. CLO 27 Ltd. Series 2025-27A, Class AJ
5.15% (3 mo. USD Term SOFR + 1.420%)(1),(2)	01/20/39	1,000,000	1,001,623
GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class ARR
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34	1,130,000	1,131,226
Golub Capital CLO 88 B Ltd. Series 2026-88A, Class A1
4.93% (3 mo. USD Term SOFR + 1.250%)(1),(2)	04/17/38	1,000,000	1,000,450
Golub Capital Partners CLO 19B-R3 Ltd. Series 2017-19RA, Class A2R3
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	10/20/36	5,500,000	5,497,618

Issues	Maturity Date	Principal Amount	Value
Golub Capital Partners CLO 41B-R Ltd. Series 2019-41A, Class BR2
5.43% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/20/38	$ 1,000,000	$1,003,267
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2
4.84% (3 mo. USD Term SOFR + 1.110%)(1),(2)	04/20/35	1,300,000	1,299,325
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class BR2
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/35	500,000	500,372
Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class BR
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/20/34	2,100,000	2,099,170
Golub Capital Partners CLO 62B Ltd. Series 2022-62A, Class AR
5.12% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/15/37	500,000	500,480
Golub Capital Partners CLO 62B Ltd. Series 2022-62A, Class BR
5.50% (3 mo. USD Term SOFR + 1.750%)(1),(2)	10/15/37	500,000	500,534
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B
5.48% (3 mo. USD Term SOFR + 1.670%)(1),(2)	10/25/37	1,500,000	1,501,471
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class A1
5.06% (3 mo. USD Term SOFR + 1.250%)(1),(2)	01/25/38	5,000,000	5,002,465
Greenacre Park CLO LLC Series 2021-2A, Class AR
5.10% (3 mo. USD Term SOFR + 1.370%)(1),(2)	07/20/37	250,000	250,327
Hamlin Park CLO Ltd. Series 2024-1A, Class A
5.07% (3 mo. USD Term SOFR + 1.340%)(1),(2)	10/20/37	1,540,000	1,542,695
Harmony-Peace Park CLO Ltd. Series 2024-1A, Class A
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37	1,250,000	1,251,768
Hartwick Park CLO Ltd. Series 2023-1A, Class AR
4.89% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/20/37	3,000,000	3,000,843
Henley CLO XII DAC Series 12X, Class B
4.43% (3 mo. EUR EURIBOR + 2.000%)(1),(3)	01/15/38	EUR 700,000	809,971
Higley Park CLO Ltd. Series 2025-1A, Class A2
5.30% (3 mo. USD Term SOFR + 1.520%)(1),(2)	07/24/38	1,000,000	1,001,196

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
HPS Loan Management Ltd. Series 10A-16, Class A1R3
4.85% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/20/34	$ 2,331,110	$2,335,747
HPS Loan Management Ltd. Series 2021-16A, Class A1R
4.86% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	4,135,000	4,137,626
HPS Loan Management Ltd. Series 2021-16A, Class BR
5.40% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/23/35	2,500,000	2,505,825
HPS Loan Management Ltd. Series 2023-17A, Class AR
5.02% (3 mo. USD Term SOFR + 1.270%)(1),(2)	04/23/38	3,750,000	3,752,692
HPS Loan Management Ltd. Series 2023-18A, Class A2R
5.28% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/20/39	2,000,000	2,002,606
HPS Loan Management Ltd. Series 2024-19A, Class A1R
5.01% (3 mo. USD Term SOFR + 1.260%)(1),(2)	04/15/37	931,000	932,002
HPS Loan Management Ltd. Series 2024-22A, Class A1
5.10% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/20/37	1,850,000	1,852,353
HPS Loan Management Ltd. Series 2025-26A, Class A1
5.05% (3 mo. USD Term SOFR + 1.320%)(1),(2)	07/20/38	1,500,000	1,503,000
Invesco CLO Ltd. Series 2021-2A, Class AR
4.85% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/34	1,550,000	1,551,920
Invesco CLO Ltd. Series 2021-2A, Class BR
5.35% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/15/34	1,000,000	1,003,921
Invesco CLO Ltd. Series 2021-3A, Class A1R
4.81% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/22/34	900,000	901,720
Invesco CLO Ltd. Series 2021-3A, Class BR
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/22/34	245,000	246,010
Invesco CLO Ltd. Series 2022-2A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/20/35	1,750,000	1,751,815
Invesco U.S. CLO Ltd. Series 2024-4A, Class A1
5.08% (3 mo. USD Term SOFR + 1.330%)(1),(2)	01/15/38	1,000,000	1,002,538
Invesco U.S. CLO Ltd. Series 2025-2A, Class B
5.45% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/15/38	250,000	251,252
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR
4.81% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/20/36	3,250,000	3,250,884

Issues	Maturity Date	Principal Amount	Value
KKR CLO 17 Ltd. Series 17, Class BR
5.61% (3 mo. USD Term SOFR + 1.862%)(1),(2)	04/15/34	$ 500,000	$500,886
KKR CLO 26 Ltd. Series 26, Class ARR
4.85% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/15/34	1,500,000	1,501,572
KKR CLO 27 Ltd. Series 27A, Class A1R2
4.86% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/15/35	1,150,000	1,150,843
KKR CLO 28 Ltd. Series 28A, Class AR2
4.91% (3 mo. USD Term SOFR + 1.120%)(1),(2)	02/09/35	3,000,000	3,002,922
KKR CLO 33 Ltd. Series 33A, Class AR
4.81% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/20/34	3,000,000	3,001,110
KKR CLO 36 Ltd. Series 36A, Class AR
4.90% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/34	600,000	600,578
KKR CLO 42 Ltd. Series 42A, Class AR
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/20/34	500,000	500,734
LCM 29 Ltd. Series 29A, Class BR
5.61% (3 mo. USD Term SOFR + 1.862%)(1),(2)	04/15/31	366,467	367,157
LCM 31 Ltd. Series 31A, Class BR
5.48% (3 mo. USD Term SOFR + 1.750%)(1),(2)	07/20/34	2,700,000	2,705,246
LCM 32 Ltd. Series 32A, Class A1
5.10% (3 mo. USD Term SOFR + 1.372%)(1),(2)	07/20/34	1,000,000	1,000,861
LCM 33 Ltd. Series 33A, Class AR
4.91% (3 mo. USD Term SOFR + 1.180%)(1),(2)	07/20/34	2,250,000	2,251,129
LCM 33 Ltd. Series 33A, Class BR
5.53% (3 mo. USD Term SOFR + 1.800%)(1),(2)	07/20/34	1,500,000	1,503,055
LCM 34 Ltd. Series 34A, Class A1R
4.91% (3 mo. USD Term SOFR + 1.180%)(1),(2)	10/20/34	2,250,000	2,252,117
LCM 34 Ltd. Series 34A, Class A2R
5.33% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/20/34	3,000,000	3,001,443
LCM 34 Ltd. Series 34A, Class BR
5.43% (3 mo. USD Term SOFR + 1.700%)(1),(2)	10/20/34	510,000	511,112
LCM 35 Ltd. Series 35A, Class A1R
4.83% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/15/34	600,000	600,412

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
LCM 35 Ltd. Series 35A, Class BR
5.40% (3 mo. USD Term SOFR + 1.650%)(1),(2)	10/15/34	$ 1,250,000	$1,252,541
LCM 36 Ltd. Series 36A, Class A1R
4.82% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/15/34	1,766,000	1,767,293
LCM 37 Ltd. Series 37A, Class A1R
4.81% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	1,289,521	1,289,520
LCM 38 Ltd. Series 38A, Class BR2
5.45% (3 mo. USD Term SOFR + 1.700%)(1),(2)	11/04/38	550,000	550,421
LCM 40 Ltd. Series 40A, Class A1R
5.12% (3 mo. USD Term SOFR + 1.370%)(1),(2)	01/15/38	1,000,000	1,001,036
LCM 40 Ltd. Series 40A, Class A2R
5.40% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/15/38	3,000,000	3,002,865
LCM 41 Ltd. Series 41A, Class A1R
4.95% (3 mo. USD Term SOFR + 1.200%)(1),(2)	04/15/36	3,500,000	3,500,791
LCM 41 Ltd. Series 41A, Class A2R
5.30% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/36	2,500,000	2,501,185
Madison Park Funding LI Ltd. Series 2021-51A, Class A1R
4.96% (3 mo. USD Term SOFR + 1.230%)(1),(2)	10/19/38	850,000	849,985
Madison Park Funding LIX Ltd. Series 2021-59A, Class A1R
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/18/37	395,000	395,239
Madison Park Funding LVII Ltd. Series 2022-57A, Class BR
5.51% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/27/34	3,125,000	3,139,284
Madison Park Funding LXIX Ltd. Series 2024-69A, Class A2R
5.26% (3 mo. USD Term SOFR + 1.450%)(1),(2)	07/25/37	250,000	249,859
Madison Park Funding XL-R Ltd. Series 2025-40RA, Class A
5.08% (3 mo. USD Term SOFR + 1.290%)(1),(2)	10/16/38	2,500,000	2,501,252
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR
4.78% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/19/34	5,500,000	5,501,721
Madison Park Funding XLIX Ltd. Series 2021-49A, Class B1R
5.18% (3 mo. USD Term SOFR + 1.450%)(1),(2)	10/19/34	2,000,000	2,001,902

Issues	Maturity Date	Principal Amount	Value
Madison Park Funding XLV Ltd. Series 2020-45A, Class ARR
4.83% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/15/34	$ 1,629,000	$1,630,429
Madison Park Funding XXIX Ltd. Series 2018-29A, Class A1R2
4.91% (3 mo. USD Term SOFR + 1.180%)(1),(2)	03/25/38	2,000,000	1,998,268
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	2,250,000	2,251,595
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class BR2
5.20% (3 mo. USD Term SOFR + 1.450%)(1),(2)	10/15/32	500,000	500,563
Madison Park Funding XXXIV Ltd. Series 2019-34A, Class A2RR
5.39% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/16/37	293,000	293,189
Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BRR
5.28% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/22/34	1,000,000	1,000,725
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class A1RR
4.81% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/35	600,000	600,496
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1RR
5.30% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/35	1,500,000	1,501,075
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2
5.28% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/15/37	2,275,000	2,278,747
Magnetite XIX Ltd. Series 2017-19A, Class B1RR
5.20% (3 mo. USD Term SOFR + 1.450%)(1),(2)	04/17/34	500,000	500,332
Magnetite XXI Ltd. Series 2019-21A, Class BR2
5.03% (3 mo. USD Term SOFR + 1.300%)(1),(2)	04/20/34	2,100,000	2,100,519
Magnetite XXIII Ltd. Series 2019-23A, Class AR2
4.80% (-3 mo. USD Term SOFR + 0.990%)(1),(2)	01/25/35	2,700,000	2,701,709
Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A, Class A1R
5.04% (3 mo. USD Term SOFR + 1.290%)(1),(2)	10/23/37	2,000,000	2,001,546

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Neuberger Berman CLO 32R Ltd. Series 2019-32RA, Class B
5.38% (3 mo. USD Term SOFR + 1.650%)(1),(2)	07/20/39	$ 350,000	$351,456
Neuberger Berman Euro CLO DAC Series 2025-8A, Class A2
4.22% (3 mo. EUR EURIBOR + 1.735%)(1),(2)	01/20/39	EUR 2,000,000	2,311,586
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017-25A, Class AR2
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/18/38	922,000	923,808
Neuberger Berman Loan Advisers CLO 38 Ltd. Series 2020-38A, Class BR2
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	10/20/36	1,000,000	999,885
Neuberger Berman Loan Advisers CLO 41 Ltd. Series 2021-41A, Class AR
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34	493,225	493,770
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR
4.74% (3 mo. USD Term SOFR + 0.950%)(1),(2)	07/16/36	755,000	755,709
Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021-43A, Class AR
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/17/36	1,120,000	1,121,290
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR
4.80% (3 mo. USD Term SOFR + 1.060%)(1),(2)	10/14/36	4,110,000	4,114,147
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/20/37	545,000	545,752
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class AR2
4.79% (3 mo. USD Term SOFR + 1.040%)(1),(2)	07/23/36	250,000	250,219
Neuberger Berman Loan Advisers CLO 52 Ltd. Series 2022-52A, Class AR
5.13% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/24/38	850,000	851,051
Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A, Class AR2
5.09% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/19/38	2,000,000	2,003,756
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class A1R
5.06% (3 mo. USD Term SOFR + 1.250%)(1),(2)	10/25/36	1,000,000	1,001,016

Issues	Maturity Date	Principal Amount	Value
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class A2R
5.36% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/25/36	$ 2,000,000	$2,002,994
OCP Aegis CLO Ltd. Series 2023-29A, Class BR
5.28% (3 mo. USD Term SOFR + 1.550%)(1),(2)	01/20/36	500,000	500,610
OCP CLO Ltd. Series 2021-22A, Class AR
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37	850,000	851,121
OCP CLO Ltd. Series 2023-26A, Class AR
4.83% (3 mo. USD Term SOFR + 1.080%)(1),(2)	04/17/37	2,980,000	2,980,825
OCP CLO Ltd. Series 2024-34A, Class A1
5.11% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37	250,000	250,332
OCP Euro CLO DAC Series 2023-7A, Class BRR
4.34% (3 mo. EUR EURIBOR + 1.850%)(1),(2)	10/20/39	EUR 950,000	1,098,967
Octagon 57 Ltd. Series 2021-1A, Class AR
4.82% (3 mo. USD Term SOFR + 1.070%)(1),(2)	10/15/34	1,300,000	1,301,134
Octagon 64 Ltd. Series 2022-1A, Class A1R
4.99% (3 mo. USD Term SOFR + 1.260%)(1),(2)	07/21/35	4,700,000	4,704,451
Octagon 66 Ltd. Series 2022-1A, Class A2R2
5.15% (3 mo. USD Term SOFR + 1.500%)(1),(2)	02/16/37	1,000,000	1,000,459
Octagon 70 Alto Ltd. Series 2023-1A, Class A1R
4.87% (3 mo. USD Term SOFR + 1.140%)(1),(2)	10/20/36	600,000	599,288
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A2RR
5.03% (3 mo. USD Term SOFR + 1.300%)(1),(2)	01/20/35	2,000,000	1,999,500
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R2
4.84% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/33	1,600,000	1,601,466
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A2R2
5.35% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/33	2,000,000	2,002,558
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR
4.90% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35	2,000,000	2,002,106
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BRR
5.35% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/15/35	600,000	601,276

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Octagon Investment Partners 49 Ltd. Series 2020-5A, Class BRR
5.30% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/37	$ 2,000,000	$2,002,554
Octagon Investment Partners 50 Ltd. Series 2020-4A, Class AR2
4.83% (3 mo. USD Term SOFR + 1.080%)(1),(2)	01/15/35	3,000,000	3,001,509
Octagon Investment Partners 50 Ltd. Series 2020-4A, Class BR2
5.30% (3 mo. USD Term SOFR + 1.550%)(1),(2)	01/15/35	2,000,000	2,001,498
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR
4.72% (3 mo. USD Term SOFR + 0.990%)(1),(2)	07/20/34	5,500,000	5,504,015
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R
5.73% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37	250,000	250,013
OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2
5.02% (3 mo. USD Term SOFR + 1.290%)(1),(2)	01/22/38	1,000,000	1,001,725
OHA Credit Funding 5 Ltd. Series 2020-5A, Class AR
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/18/37	400,000	400,972
Palmer Square CLO Ltd. Series 2021-2A, Class AR2
5.25% (3 mo. USD Term SOFR + 1.500%)(1),(2)	02/15/38	250,000	250,537
Palmer Square CLO Ltd. Series 2022-4A, Class A1R
5.08% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37	506,000	506,883
Palmer Square CLO Ltd. Series 2024-4A, Class A2
5.25% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/15/38	1,000,000	1,001,064
Palmer Square European Loan Funding DAC Series 2025-2A, Class B
4.28% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	02/15/35	EUR 850,000	981,961
Palmer Square European Loan Funding DAC Series 2025-3A, Class B
4.23% (3 mo. EUR EURIBOR + 1.800%)(1),(2)	07/15/35	EUR 475,000	549,526
Palmer Square Loan Funding Ltd. Series 2022-4A, Class A2R
5.08% (3 mo. USD Term SOFR + 1.300%)(1),(2)	07/24/31	250,000	250,068
Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R
5.31% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/25/32	4,000,000	4,004,464

Issues	Maturity Date	Principal Amount	Value
Palmer Square Loan Funding Ltd. Series 2024-2A, Class A2R
4.90% (3 mo. USD Term SOFR + 1.150%)(1),(2)	01/15/33	$ 3,000,000	$3,001,050
Palmer Square Loan Funding Ltd. Series 2024-3A, Class A2R
4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/08/32	1,000,000	999,473
Palmer Square Loan Funding Ltd. Series 2025-3A, Class A1
4.70% (3 mo. USD Term SOFR + 0.950%)(1),(2)	01/15/34	256,852	257,007
Palmer Square Loan Funding Ltd. Series 2025-3A, Class A2
5.15% (3 mo. USD Term SOFR + 1.400%)(1),(2)	01/15/34	132,000	132,154
Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A1RR
4.80% (-3 mo. USD Term SOFR + 1.050%)(1),(2)	10/15/34	1,500,000	1,501,239
Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2RR
5.25% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/15/34	2,000,000	2,007,384
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class BR
5.35% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/15/34	3,000,000	3,004,110
Park Avenue Institutional Advisers CLO Ltd. Series 2022-1A, Class A1
5.10% (3 mo. USD Term SOFR + 1.370%)(1),(2)	04/20/35	2,500,000	2,502,470
Park Avenue Institutional Advisers CLO Ltd. Series 2022-1A, Class A2
5.60% (3 mo. USD Term SOFR + 1.870%)(1),(2)	04/20/35	380,000	380,612
Park Avenue Institutional Advisers CLO Ltd. Series 2022-2AR, Class A1R2
5.06% (3 mo. USD Term SOFR + 1.250%)(1),(2)	01/20/37	3,000,000	3,000,765
Penta CLO 20 DAC Series 2025-20X, Class B
4.33% (3 mo. EUR EURIBOR + 1.900%)(1),(3)	10/15/39	EUR 1,750,000	2,026,589
Rad CLO 21 Ltd. Series 2023-21A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/37	3,000,000	2,998,035
RAD CLO 26 Ltd. Series 2024-26A, Class A
5.10% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/20/37	400,000	400,740
Rad CLO 31 Ltd. Series 2025-31A, Class A1B
5.20% (3 mo. USD Term SOFR + 1.450%)(1),(2)	04/17/39	2,000,000	2,001,714

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Riserva CLO Ltd. Series 2016-3A, Class AR3
4.78% (3 mo. USD Term SOFR + 1.050%)(1),(2)	01/18/34	$ 2,306,746	$2,308,103
Rockford Tower CLO Ltd. Series 2018-1A, Class A
5.00% (3 mo. USD Term SOFR + 1.362%)(1),(2)	05/20/31	175,737	175,793
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2
4.83% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34	765,688	766,163
Rockford Tower CLO Ltd. Series 2019-1A, Class B1R2
5.33% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34	2,000,000	2,004,078
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2
4.77% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	688,568	688,905
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR
4.82% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36	2,010,000	2,011,306
Rockford Tower CLO Ltd. Series 2021-2A, Class A2R
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/20/34	2,000,000	2,000,746
Rockford Tower CLO Ltd. Series 2022-1A, Class BR
5.43% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/20/35	2,020,000	2,024,499
Rockford Tower CLO Ltd. Series 2025-1A, Class A1
4.96% (3 mo. USD Term SOFR + 1.210%)(1),(2)	03/31/38	5,500,000	5,503,839
Rockford Tower Europe CLO DAC Series 2019-1A, Class B1R
4.59% (3 mo. EUR EURIBOR + 2.100%)(1),(2)	01/20/38	EUR 750,000	865,968
RR 14 Ltd. Series 2021-14A, Class A1
5.13% (3 mo. USD Term SOFR + 1.382%)(1),(2)	04/15/36	500,000	500,382
RR 26 Ltd. Series 2023-26A, Class A1R
4.87% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/15/38	3,000,000	3,001,647
RR 7 Ltd. Series 2019-7A, Class A1AB
5.09% (3 mo. USD Term SOFR + 1.340%)(1),(2)	01/15/37	250,000	250,235
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34	1,150,000	1,150,812
Sixth Street CLO XX Ltd. Series 2021-20A, Class A1R
5.07% (3 mo. USD Term SOFR + 1.320%)(1),(2)	07/17/38	650,000	651,126
Sixth Street CLO XXI Ltd. Series 2022-21A, Class AR
5.10% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/21/37	2,000,000	2,003,890

Issues	Maturity Date	Principal Amount	Value
Stratus Funding CLO Ltd. Series 2025-1A, Class A2
5.08% (3 mo. USD Term SOFR + 1.330%)(1),(2)	07/15/33	$ 4,250,000	$4,252,116
Symphony CLO 36 Ltd. Series 2022-36A, Class AR
5.14% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/24/37	2,700,000	2,703,642
Symphony CLO 52 Ltd. Series 2025-52A, Class AR
4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	01/20/36	2,000,000	2,003,896
Symphony CLO 52 Ltd. Series 2025-52A, Class BR
5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	01/20/36	2,500,000	2,503,917
Symphony CLO XXII Ltd. Series 2020-22A, Class A1AR
4.91% (3 mo. USD Term SOFR + 1.180%)(1),(2)	04/18/33	564,099	564,257
Symphony CLO XXIII Ltd. Series 2020-23A, Class BR2
5.10% (3 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/34	2,000,000	2,000,780
Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R
4.88% (3 mo. USD Term SOFR + 1.130%)(1),(2)	10/23/35	3,275,000	3,279,280
Symphony CLO XXIX Ltd. Series 2021-29A, Class AR
4.90% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/35	800,000	801,027
Symphony CLO XXV Ltd. Series 2021-25A, Class BR
5.23% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/19/34	1,800,000	1,802,842
Symphony CLO XXXII Ltd. Series 2022-32A, Class AR
4.90% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/23/35	500,000	500,634
Texas Debt Capital CLO Ltd. Series 2023-2A, Class A1R
5.10% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/21/37	321,000	321,441
Thompson Park CLO Ltd. Series 2021-1A, Class A1R
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34	2,133,336	2,134,309
Trinitas CLO VI Ltd. Series 2017-6A, Class AR4
4.92% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/25/34	253,396	253,587
Trinitas CLO VI Ltd. Series 2017-6A, Class B1R4
5.46% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/25/34	1,000,000	1,000,734
Trinitas CLO VII Ltd. Series 2017-7A, Class A1R2
4.87% (3 mo. USD Term SOFR + 1.060%)(1),(2)	01/25/35	4,250,000	4,252,435
Trinitas CLO VII Ltd. Series 2017-7A, Class B1R2
5.41% (3 mo. USD Term SOFR + 1.600%)(1),(2)	01/25/35	1,000,000	1,001,657

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Trinitas CLO X Ltd. Series 2019-10A, Class AR2
4.89% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/15/35	$ 1,950,000	$1,947,486
Trinitas CLO XI Ltd. Series 2019-11A, Class A1R3
4.80% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/15/34	1,500,000	1,500,269
Trinitas CLO XIV Ltd. Series 2020-14A, Class A1R2
4.91% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/25/34	1,521,861	1,522,186
Trinitas CLO XIV Ltd. Series 2020-14A, Class BR2
5.51% (3 mo. USD Term SOFR + 1.700%)(1),(2)	01/25/34	1,750,000	1,751,284
Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R
4.86% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/20/34	3,000,000	3,001,227
Trinitas CLO XVII Ltd. Series 2021-17A, Class AR
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34	2,300,000	2,300,754
Trinitas CLO XXX Ltd. Series 2024-30A, Class A1
5.12% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/23/37	1,000,000	1,000,382
Valley Stream Park CLO Ltd. Series 2022-1A, Class ARR
4.92% (3 mo. USD Term SOFR + 1.190%)(1),(2)	01/20/37	4,070,000	4,075,759
Verdelite Static CLO Ltd. Series 2024-1A, Class A
4.86% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/20/32	205,269	205,397
Voya CLO Ltd. Series 2013-3A, Class A2RR
5.69% (3 mo. USD Term SOFR + 1.961%)(1),(2)	10/18/31	135,606	135,923
Voya CLO Ltd. Series 2017-3A, Class A1RR
4.79% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/20/34	4,281,553	4,284,678
Voya CLO Ltd. Series 2017-3A, Class AAR2
5.33% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34	2,000,000	2,002,378
Voya CLO Ltd. Series 2018-4A, Class A1RR
5.11% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37	750,000	751,375
Voya CLO Ltd. Series 2019-1A, Class A2RR
5.35% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/37	850,000	851,165
Voya CLO Ltd. Series 2019-3A, Class AR
5.09% (3 mo. USD Term SOFR + 1.342%)(1),(2)	10/17/32	116,880	117,059
Voya CLO Ltd. Series 2019-3A, Class BR
5.66% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/17/32	500,000	500,847

Issues	Maturity Date	Principal Amount	Value
Voya CLO Ltd. Series 2022-3A, Class A1R2
4.86% (3 mo. USD Term SOFR + 1.130%)(1),(2)	10/20/36	$ 1,305,000	$1,305,084
Voya CLO Ltd. Series 2022-3A, Class A2R2
5.13% (3 mo. USD Term SOFR + 1.400%)(1),(2)	10/20/36	400,000	399,812
Whetstone Park CLO Ltd. Series 2021-1A, Class A1R
4.80% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/20/35	1,000,000	1,000,329

Total Asset-Backed Securities (Cost: $516,972,011)			517,371,057

Total Fixed Income Securities (Cost: $516,972,011)			517,371,057

Issues		Shares	Value
MONEY MARKET INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(4)		3,557,607	3,557,607
TCW Central Cash Fund, 3.74%(4),(5)		3,473,244	3,473,244

Total Money Market Investments (Cost: $7,030,851)			7,030,851

Total Investments (100.7%) (Cost: $524,002,862)			524,401,908

Liabilities In Excess Of Other Assets (-0.7%)			(3,870,783)
Net Assets (100.0%)			$520,531,125

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (6)
Bank of New York	EUR	404,659	08/03/26	460,184	466,632	6,448

SELL (7)
Bank of New York	EUR	404,659	09/11/26	460,949	467,334	(6,385)
Citibank N.A.	EUR	17,091,436	09/11/26	19,521,582	19,738,644	(217,062)

				$19,982,531	$20,205,978	$(223,447)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
PAC	Planned Amortization Class.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $514,534,497 or 98.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $2,836,560 or 0.5% of net assets.

(4)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(5)	Affiliated issuer.
(6)	Fund buys foreign currency, sells USD.
(7)	Fund sells foreign currency, buys USD.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW AAA CLO ETF transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$8,123,243	$245,250,001	$249,900,000	3,473,243	$3,473,244	$190,337	$-	$-	$-

Total					$3,473,244	$190,337	$-	$-	$-

TCW AAA CLO ETF

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities

Asset-Backed Securities	$—	$517,371,057	$—	$517,371,057

Equity Securities

Money Market Investments	7,030,851	—	—	7,030,851

Total Investments	$7,030,851	$517,371,057	$—	$524,401,908

Asset Derivatives

Forward Currency Contracts

Foreign Currency Risk	—	6,448	—	6,448

Total	$7,030,851	$517,377,505	$—	$524,408,356

Liability Derivatives

Forward Currency Contracts

Foreign Currency Risk	$—	$(223,447)	$—	$(223,447)

Total	$—	$(223,447)	$—	$(223,447)

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 110.4% of Net Assets
ASSET-BACKED SECURITIES — 6.3%
AGL CLO 9 Ltd. Series 2020-9A, Class CR2
5.73% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37	$ 200,000	$200,562
Apidos CLO XXVIII Series 2017-28A, Class BR
5.58% (3 mo. USD Term SOFR + 1.850%)(1),(2)	10/20/38	425,000	426,139
Aqueduct European CLO Series 2025-15A, Class CR3
4.92% (3 mo. EUR EURIBOR + 2.450%)(1),(2)	01/25/39	EUR 450,000	521,482
Bain Capital Credit CLO Ltd. Series 2020-2A, Class CR3
5.38% (3 mo. USD Term SOFR + 1.650%)(1),(2)	07/19/34	425,000	425,339
Bardot CLO Ltd. Series 2019-2A, Class CRR
5.28% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/22/32	200,000	200,185
Birch Grove CLO 4 Ltd. Series 2022-4AR, Class CR2
5.85% (3 mo. USD Term SOFR + 1.850%)(1),(2)	07/15/37	450,000	450,561
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2
4.25% (2)	03/25/52	431,288	420,692
Elmwood CLO IV Ltd. Series 2020-1A, Class CRR
5.68% (3 mo. USD Term SOFR + 1.950%)(1),(2)	04/18/37	550,000	552,672
FIGRE Trust Series 2026-HE6, Class B
5.74% (2),(3)	06/25/56	341,852	339,517
Hertz Vehicle Financing III LP Series 2021-2A, Class D
4.34%(2)	12/27/27	208,333	206,774
Invesco U.S. CLO Ltd. Series 2025-2A, Class B
5.45% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/15/38	413,796	415,868
KKR CLO 55 Ltd. Series 2025-55A, Class C
5.68% (3 mo. USD Term SOFR + 1.950%)(1),(2)	07/20/38	250,000	250,836
LMDV Issuer Co. LLC Series 2025-1A, Class C
7.88% (2)	12/15/55	300,000	303,528
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class CR
5.64% (3 mo. USD Term SOFR + 1.850%)(1),(2)	07/16/36	250,000	250,916
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class D1R
7.16% (3 mo. USD Term SOFR + 3.350%)(1),(2)	10/25/36	300,000	300,432
Octagon 56 Ltd. Series 2021-1AR, Class CR
5.85% (3 mo. USD Term SOFR + 2.100%)(1),(2)	10/15/34	150,000	150,185
Peebles Park CLO Ltd. Series 2024-1A, Class CR
5.63% (3 mo. USD Term SOFR + 1.900%)(1),(2)	04/21/37	550,000	550,978

Issues	Maturity Date	Principal Amount	Value
Rockford Tower Europe CLO DAC Series 2023-1A, Class BR
4.38% (3 mo. EUR EURIBOR + 1.950%)(1),(2)	04/15/37	EUR 750,000	$867,673
Sixth Street CLO VIII Ltd. Series 2017-8A, Class BR2
5.53% (3 mo. USD Term SOFR + 1.800%)(1),(2)	10/20/34	300,000	300,328
Skyline Aviation, Inc. Class A
3.23% (4)	07/03/38	1,563,639	1,478,311
SLC Student Loan Trust Series 2004-1, Class B
4.21% (90 day USD SOFR Average + 0.552%)(1)	08/15/31	73,166	64,925
SLM Student Loan Trust Series 2004-2, Class B
4.36% (90 day USD SOFR Average + 0.732%)(1)	07/25/39	61,567	58,870
SLM Student Loan Trust Series 2008-2, Class B
5.09% (90 day USD SOFR Average + 1.460%)(1)	01/25/83	185,000	206,633
SLM Student Loan Trust Series 2008-3, Class B
5.09% (90 day USD SOFR Average + 1.462%)(1)	04/26/83	185,000	202,746
SLM Student Loan Trust Series 2008-4, Class B
5.74% (90 day USD SOFR Average + 2.112%)(1)	04/25/73	185,000	209,037
SLM Student Loan Trust Series 2008-6, Class B
5.74% (90 day USD SOFR Average + 2.112%)(1)	07/26/83	185,000	221,229
Structured Receivables Finance LLC Series 2010-A, Class B
7.61%(2)	01/16/46	17,395	17,411
Switch ABS Issuer LLC Series 2025-2A, Class B
6.24%(2)	10/25/55	270,000	261,488
Symphony CLO XXIV Ltd. Series 2020-24A, Class C1R
5.55% (3 mo. USD Term SOFR + 1.800%)(1),(2)	10/23/35	320,000	320,313
Trinitas CLO VII Ltd. Series 2017-7A, Class B1R2
5.41% (3 mo. USD Term SOFR + 1.600%)(1),(2)	01/25/35	550,000	550,911
U.S. Bank NA Series 2026-SUP1, Class D
5.87% (30 day USD SOFR Average + 2.250%)(1),(2)	06/27/33	576,642	577,624
Unity-Peace Park CLO Ltd. Series 2022-1A, Class CR
5.38% (3 mo. USD Term SOFR + 1.650%)(1),(2)	04/20/35	450,000	449,518
Valley Stream Park CLO Ltd. Series 2022-1A, Class CRR
5.58% (3 mo. USD Term SOFR + 1.850%)(1),(2)	01/20/37	550,000	550,427
Voya CLO Ltd. Series 2014-4A, Class A2RA
5.60% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/14/31	309,461	309,969

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Voya CLO Ltd. Series 2017-3A, Class AAR2
5.33% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34	$ 1,500,000	$1,501,784

Total Asset-Backed Securities (Cost: $14,060,642)			14,115,863

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 34.3%
Federal Home Loan Mortgage Corp., Pool #SD8204
2.00%	04/01/52	1,644,640	1,291,598
Federal Home Loan Mortgage Corp., Pool #SD8219
2.50%	06/01/52	1,237,124	1,015,665
Federal Home Loan Mortgage Corp., Pool #SD8225
3.00%	07/01/52	2,103,288	1,797,132
Federal Home Loan Mortgage Corp., Pool #C03813
3.50%	04/01/42	374,433	345,306
Federal Home Loan Mortgage Corp., Pool #SD7503
3.50%	08/01/49	1,763,252	1,587,819
Federal Home Loan Mortgage Corp., Pool #SD8221
3.50% (5)	06/01/52	2,868,737	2,547,666
Federal Home Loan Mortgage Corp., Pool #SD8244
4.00%	09/01/52	1,233,405	1,130,699
Federal Home Loan Mortgage Corp., Pool #SD8297
4.00%	02/01/53	3,222,839	2,953,474
Federal Home Loan Mortgage Corp., Pool #SD5323
4.00%	01/01/54	2,457,824	2,252,780
Federal Home Loan Mortgage Corp., Pool #SD8257
4.50%	10/01/52	598,604	567,165
Federal Home Loan Mortgage Corp., Pool #SD6706
4.50%	01/01/54	1,232,513	1,166,179
Federal Home Loan Mortgage Corp., Pool #G08844
5.00%	10/01/48	98,492	97,161
Federal Home Loan Mortgage Corp., Pool #SD8491
5.00%	12/01/54	1,980,980	1,919,614
Federal Home Loan Mortgage Corp., Pool #G01644
5.50%	02/01/34	18,199	18,397
Federal Home Loan Mortgage Corp., Pool #A25162
5.50%	05/01/34	32,078	32,427
Federal Home Loan Mortgage Corp., Pool #A33262
5.50%	02/01/35	13,691	13,901
Federal Home Loan Mortgage Corp., Pool #A68781
5.50%	10/01/37	1,951	1,982
Federal Home Loan Mortgage Corp., Pool #RQ0013
5.50%	06/01/55	425,316	421,244
Federal Home Loan Mortgage Corp., Pool #G02366
6.50%	10/01/36	15,125	15,868
Federal Home Loan Mortgage Corp., Pool #G01548
7.50%	07/01/32	92,177	97,091
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC)
6.00%	07/15/29	4,230	4,291
Federal National Mortgage Association, Pool #MA4333
2.00%	05/01/41	501,730	429,161
Federal National Mortgage Association, Pool #MA4547
2.00%	02/01/52	2,355,128	1,848,571
Federal National Mortgage Association, Pool #MA4562
2.00%	03/01/52	5,333,333	4,175,856
Federal National Mortgage Association, Pool #FS1598
2.00%	04/01/52	970,639	762,279
Federal National Mortgage Association, Pool #MA4512
2.50%	01/01/52	893,925	733,458
Federal National Mortgage Association, Pool #MA1527
3.00%	08/01/33	6,769	6,490
Federal National Mortgage Association, Pool #MA1561
3.00%	09/01/33	379,859	364,056

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #MA3811
3.00%	10/01/49	$ 328,483	$280,528
Federal National Mortgage Association, Pool #FS2646
3.00%	06/01/52	2,430,799	2,086,736
Federal National Mortgage Association, Pool #MA1608
3.50%	10/01/33	327,786	317,925
Federal National Mortgage Association, Pool #FM2318
3.50%	09/01/49	670,047	603,381
Federal National Mortgage Association, Pool #MA4732
4.00%	09/01/52	571,550	523,956
Federal National Mortgage Association, Pool #AL0209
4.50%	05/01/41	115,738	112,625
Federal National Mortgage Association, Pool #CA1710
4.50%	05/01/48	5,413	5,182
Federal National Mortgage Association, Pool #CA1711
4.50%	05/01/48	384,766	368,395
Federal National Mortgage Association, Pool #CA2208
4.50%	08/01/48	5,047	4,832
Federal National Mortgage Association, Pool #MA3537
4.50%	12/01/48	344,618	329,977
Federal National Mortgage Association, Pool #MA4733
4.50%	09/01/52	4,735,118	4,486,872
Federal National Mortgage Association, Pool #MA4784
4.50%	10/01/52	399,388	378,412
Federal National Mortgage Association, Pool #FS9508
4.50%	03/01/54	506,911	479,629
Federal National Mortgage Association, Pool #776708
5.00%	05/01/34	35,722	35,652
Federal National Mortgage Association, Pool #764388
5.38% (6 mo. USD RFUCCT + 1.383%)(1)	03/01/34	4,878	4,937
Federal National Mortgage Association, Pool #939419
5.39% (1 yr. USD RFUCCT + 1.265%)(1)	05/01/37	16,484	16,615
Federal National Mortgage Association, Pool #890221
5.50%	12/01/33	36,857	37,211
Federal National Mortgage Association, Pool #889184
5.50%	09/01/36	27,276	27,537
Federal National Mortgage Association, Pool #MA5072
5.50%	07/01/53	653,527	651,363
Federal National Mortgage Association, Pool #844773
6.00% (1 yr. USD RFUCCT + 1.559%)(1)	12/01/35	2,098	2,139
Federal National Mortgage Association, Pool #549740
6.50%	10/01/27	302	302
Federal National Mortgage Association, Pool #735861
6.50%	09/01/33	12,228	12,615
Federal National Mortgage Association, Pool #253974
7.00%	08/01/31	220	231
Federal National Mortgage Association, Pool #545191
7.00%	09/01/31	232	245
Federal National Mortgage Association, Pool #630599
7.00%	05/01/32	1,122	1,176
Federal National Mortgage Association, Pool #655928
7.00%	08/01/32	587	616
Federal National Mortgage Association, Pool #735207
7.00%	04/01/34	337	354
Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC)
6.50%	10/25/31	35,242	36,285
Federal National Mortgage Association REMICS Series 2007-64, Class FA
4.20% (30 day USD SOFR Average + 0.584%)(1)	07/25/37	19,753	19,690

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC)
3.50%	06/25/47	$ 1,700	$1,654
Federal National Mortgage Association REMICS Series 2018-43, Class CT
3.00%	06/25/48	134,673	118,635
Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC)
4.00%	05/25/47	41,705	41,277
Government National Mortgage Association, Pool #MA6080
3.00%	08/20/49	16,665	14,325
Government National Mortgage Association, Pool #MA6209
3.00%	10/20/49	288,486	247,979
Government National Mortgage Association, Pool #MA6030
3.50%	07/20/49	32,148	28,475
Government National Mortgage Association, Pool #MA4511
4.00%	06/20/47	2,343	2,180
Government National Mortgage Association, Pool #MA4838
4.00%	11/20/47	211,344	196,637
Government National Mortgage Association, Pool #MA4901
4.00%	12/20/47	174,148	162,029
Government National Mortgage Association, Pool #782810
4.50%	11/15/39	223,334	219,579
Government National Mortgage Association, Pool #MA4588
4.50%	07/20/47	83,290	79,994
Government National Mortgage Association, Pool #MA5399
4.50%	08/20/48	209,958	200,991
Government National Mortgage Association, Pool #MA8347
4.50%	10/20/52	646,069	614,729
Government National Mortgage Association, Pool #MA4454
5.00%	05/20/47	9,209	9,141
Government National Mortgage Association, Pool #MA4589
5.00%	07/20/47	453,821	450,485
Government National Mortgage Association, Pool #MA5530
5.00%	10/20/48	2,462	2,432
Government National Mortgage Association, Pool #80968
5.38% (1 yr. CMT + 1.500%)(1)	07/20/34	4,761	4,832
Government National Mortgage Association, Pool #MA9488
5.50%	02/20/54	737,338	737,999
Government National Mortgage Association, TBA
2.50%(6)	11/01/51	2,950,000	2,463,355
Government National Mortgage Association, TBA, 30 Year
3.50% (6)	08/01/55	2,575,000	2,252,569
4.00%(6)	07/01/55	3,200,000	2,896,022
Government National Mortgage Association, TBA
5.00%(6)	03/01/56	1,250,000	1,209,848
5.50%(6)	03/01/56	1,200,000	1,192,078
Uniform Mortgage-Backed Security, TBA
2.00%(6)	10/01/51	625,000	486,645
2.50%(6)	10/01/51	3,625,000	2,950,074
3.00%(6)	12/01/51	175,000	148,819
3.50%(6)	12/01/51	7,750,000	6,874,189
4.00%(6)	04/01/56	8,275,000	7,537,271
4.50%(6)	02/01/56	4,325,000	4,056,383
5.00%(6)	01/01/56	2,775,000	2,675,047
5.50%(6)	03/01/56	1,150,000	1,136,263

Total Residential Mortgage-Backed Securities — Agency (Cost: $79,169,004)			77,434,684

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.5%
ACREC LLC Series 2026-FL4, Class C
5.67% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/18/43	$ 380,000	$380,558
ALA Trust Series 2025-OANA, Class C
5.77% (1 mo. USD Term SOFR + 2.092%)(1),(2)	06/15/40	520,000	522,841
AMSR Trust Series 2025-SFR1, Class E1
3.66%(2)	06/17/42	520,000	476,935
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A
4.09% (2),(3)	08/10/38	1,095,000	1,069,376
DBC Mortgage Trust Series 2025-DBC, Class C
5.73% (1 mo. USD Term SOFR + 2.050%)(1),(2)	11/15/42	575,000	577,692
DC Office Trust Series 2019-MTC, Class A
2.97%(2)	09/15/45	765,000	685,064
FirstKey Homes Trust Series 2021-SFR2, Class E2
2.36%(2)	09/17/38	320,000	318,470
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A
3.40%(2)	06/05/39	740,000	695,233
MKT Mortgage Trust Series 2020-525M, Class A
2.69%(2)	02/12/40	520,000	466,617
NYCT Trust Series 2024-3ELV, Class C
6.52% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29	520,000	518,605
PFP Ltd. Series 2026-13, Class C
5.67% (1 mo. USD Term SOFR + 2.000%)(1),(2)	08/18/43	430,000	430,978
Progress Residential Trust Series 2024-SFR2, Class F
3.65%(2),(3)	04/17/41	450,000	417,003
Progress Residential Trust Series 2025-SFR1, Class E2
3.75%(2)	02/17/42	620,000	571,076
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14%(2),(3)	01/05/43	45,000	39,135
Velocity Commercial Capital Loan Trust Series 2019-1, Class A
3.76%(2),(3)	03/25/49	831,824	799,366

Total Commercial Mortgage-Backed Securities — Non-agency (Cost: $8,249,647)			7,968,949

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.4%
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2, Class M5
4.86% (1 mo. USD Term SOFR + 1.134%)(1)	04/25/35	207,177	206,464
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1
4.81% (1 mo. USD Term SOFR + 1.089%)(1)	12/25/34	208,172	199,994
Banc of America Funding Trust Series 2003-2, Class 1A1
6.50%	06/25/32	2,930	2,942
Banc of America Funding Trust Series 2014-R6, Class 2A11
4.02%(2),(3)	07/26/36	1,700,000	1,502,397

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Braccan Mortgage Funding PLC Series 2026-1X, Class X
6.51% (1 day GBP SONIA + 2.780%)(1),(7)	04/17/68	GBP 283,801	$385,571
C-BASS Trust Series 2007-CB5, Class A1
3.96% (1 mo. USD Term SOFR + 0.234%)(1)	04/25/37	81,529	47,964
C-BASS Trust Series 2007-CB5, Class A3
4.34% (1 mo. USD Term SOFR + 0.614%)(1)	04/25/37	968,773	569,395
Central Park Funding Trust Series 2026-1, Class PT
7.25% (2)	07/27/28	350,000	350,000
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1
4.02% (1 mo. USD Term SOFR + 0.294%)(1),(2)	05/25/36	12,722	12,409
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1
5.27% (3)	08/25/34	35,086	33,300
CIM Trust Series 2021-R3, Class A1A
1.95%(2),(3)	06/25/57	1,160,964	1,076,360
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1
4.47% (1 mo. USD Term SOFR + 0.744%)(1)	02/25/35	1,212,306	1,149,875
COOPR Residential Mortgage Trust Series 2025-CES3, Class M1
5.63% (2),(3)	09/25/60	500,000	489,311
Countrywide Asset-Backed Certificates Trust Series 2005-7, Class MV5
4.96% (1 mo. USD Term SOFR + 1.239%)(1)	11/25/35	1,102,786	1,091,011
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4
6.49%	09/25/28	6,959	6,954
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB3, Class AF1
3.38%	12/25/32	233,391	228,703
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF4
2.93%	12/25/36	292,343	235,667
Cross Mortgage Trust Series 2025-H5, Class A3
5.86%(2)	07/25/70	1,263,017	1,262,842
CSMC Trust Series 2022-ATH2, Class A1
5.14%(2),(3)	05/25/67	1,203,675	1,200,524
Federal Home Loan Mortgage Corp. REMICS Series 3460, Class SA (I/O) (I/F)
2.46% (-30 day USD SOFR Average + 6.086%)(1)	06/15/38	250,309	15,987
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)
2.87% (-30 day USD SOFR Average + 6.496%)(1)	04/15/42	270,866	27,105
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2
11.12% (30 day USD SOFR Average + 7.500%)(1),(2)	10/25/41	650,000	659,117

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F)
9.80% (-30 day USD SOFR Average + 99.197%)(1)	01/25/34	$ 1,131	$1,221
Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F)
2.32% (-30 day USD SOFR Average + 5.936%)(1)	11/25/36	285,128	19,552
Federal National Mortgage Association Trust Series 2003-W6, Class 5T (I/O) (I/F)
0.55% (-30 day USD SOFR Average + 8.036%)(1)	09/25/42	4,022,530	39,959
FIGRE Trust Series 2025-FL2, Class A3
5.56% (2)	11/25/55	435,542	431,255
FIGRE Trust Series 2025-HE7, Class C
5.35% (2),(3)	11/25/55	627,754	617,435
FIGRE Trust Series 2025-HE8, Class C
5.46%(2),(3)	11/25/55	619,031	609,933
FIGRE Trust Series 2026-FL1, Class A3
5.94%(2)	03/25/56	389,070	388,626
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1
4.78%(3)	09/25/34	16,147	16,066
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A
5.84% (1 mo. USD Term SOFR + 2.114%)(1)	10/25/37	1,015,289	959,825
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A2
5.66%(2)	09/25/40	640,000	640,678
IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2
4.70% (1 mo. USD Term SOFR + 0.974%)(1)	09/25/34	5,416	4,702
IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A
4.64% (1 mo. USD Term SOFR + 0.914%)(1)	11/25/34	14,803	13,897
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1
3.21%(3)	06/25/37	366,936	332,508
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3
6.61%	02/25/28	16,441	16,462
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4
6.75%	02/25/28	4,377	4,383
JPMorgan Mortgage Trust Series 2007-A3, Class 3A2
4.50%(3)	05/25/37	63,936	53,909
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2
4.33%(3)	01/25/34	18,816	18,432
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1
6.35%(3)	10/25/32	2,169	2,147
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C
4.20% (1 mo. USD Term SOFR + 0.474%)(1)	06/25/37	101,006	101,004

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D
4.34% (1 mo. USD Term SOFR + 0.614%)(1)	06/25/37	$ 186,655	$186,788
Mid-State Trust XI Series 11, Class A1
4.86%	07/15/38	31,345	31,361
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2
4.77% (1 mo. USD Term SOFR + 1.044%)(1)	07/25/34	83,014	88,097
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE3, Class M5
4.87% (1 mo. USD Term SOFR + 1.149%)(1)	07/25/35	886,029	865,487
New York Mortgage Trust Series 2005-3, Class A1
4.32% (1 mo. USD Term SOFR + 0.594%)(1)	02/25/36	72,487	72,463
RCKT Mortgage Trust Series 2025-CES11, Class A2
5.23%(2)	11/25/55	530,000	522,075
RCKT Mortgage Trust Series 2026-CES1, Class A2
5.12%(2)	01/25/56	450,000	441,260
Residential Asset Mortgage Products Trust Series 2003-SL1, Class A41
8.00%	04/25/31	15,118	4,448
Residential Asset Mortgage Products Trust Series 2004-SL1, Class A7
7.00%	11/25/31	4,117	3,548
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1
3.70%(3)	12/25/34	7,976	7,367
RFT Trust Series 2026-RR1, Class A1
6.63%(2)	07/27/30	230,000	229,997
Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A
5.46% (3)	10/25/34	379,311	368,997
Structured Asset Mortgage Investments II Trust Series 2005-AR1, Class A1
4.26% (1 mo. USD Term SOFR + 0.594%)(1)	04/19/35	169,168	165,783
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A2
5.15% (1 yr. MTA + 1.480%)(1)	02/25/36	161,370	138,575
Vista Point Securitization Trust Series 2024-CES2, Class A3
5.91%(2)	10/25/54	640,000	640,740
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A3
5.40% (1 mo. USD Term SOFR + 1.674%)(1)	10/25/45	216,278	207,360

Total Residential Mortgage-Backed Securities — Non-agency (Cost: $19,771,014)			19,000,232

CORPORATE BONDS — 21.6%

Aerospace/Defense — 0.2%
TransDigm, Inc.
6.75%(2)	01/31/34	440,000	447,366

Agriculture — 0.3%
Altria Group, Inc.
4.88%	02/04/28	400,000	401,472

Issues	Maturity Date	Principal Amount	Value
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	$ 145,000	$143,612
Imperial Brands Finance PLC (United Kingdom)
6.13%(2)	07/27/27	235,000	238,300

			783,384

Auto Manufacturers — 0.1%
Volkswagen International Finance NV (Germany)
7.88% (9 yr. EUR Swap + 4.783%)(1),(7),(8)	09/06/32	EUR 200,000	257,012

Auto Parts & Equipment — 0.0%
Robert Bosch GmbH (Germany)
4.38%(7)	06/02/43	EUR 100,000	110,593

Banks — 4.3%
Bank of America Corp.
1.92% (1 day USD SOFR + 1.370%)(1)	10/24/31	885,000	779,942
2.55% (1 day USD SOFR + 1.050%)(1)	02/04/28	85,000	84,184
2.69% (1 day USD SOFR + 1.320%)(1)	04/22/32	630,000	565,255
3.42% (3 mo. USD Term SOFR + 1.302%)(1)	12/20/28	360,000	353,981
Citibank NA
4.91%	05/29/30	180,000	180,385
Citigroup, Inc.
3.52% (3 mo. USD Term SOFR + 1.413%)(1)	10/27/28	435,000	428,958
Goldman Sachs Bank USA
4.66% (1 day USD SOFR + 0.720%)(1)	06/03/29	1,230,000	1,226,900
JPMorgan Chase & Co.
2.96% (1 day USD SOFR + 1.260%)(1)	01/25/33	500,000	447,115
4.01% (3 mo. USD Term SOFR + 1.382%)(1)	04/23/29	1,055,000	1,042,656
4.86% (1 day USD SOFR + 0.845%)(1)	07/23/30	30,000	29,940
Morgan Stanley
2.51% (1 day USD SOFR + 1.200%)(1)	10/20/32	290,000	253,666
2.94% (1 day USD SOFR + 1.290%)(1)	01/21/33	500,000	444,610
Morgan Stanley Bank NA
5.02% (1 day USD SOFR + 0.906%)(1)	01/12/29	680,000	683,325
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(1)	11/17/28	895,000	889,693
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(1)	06/02/28	1,860,000	1,826,706
5.57% (1 day USD SOFR + 1.740%)(1)	07/25/29	395,000	401,012

			9,638,328

Beverages — 0.1%
Maple Parent Holdings Corp.
4.73%(2)	03/26/35	EUR 100,000	116,104

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Biotechnology — 0.1%
Genmab AS/Genmab Finance LLC (Denmark)
6.25%(2)	12/15/32	$ 125,000	$126,251

Building Materials — 0.1%
JH North America Holdings, Inc.
6.13%(2)	07/31/32	223,000	223,669

Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.30%(2)	11/01/30	345,000	308,709
SCIH Salt Holdings, Inc.
6.63%(2),(5)	08/15/31	60,000	59,975
8.00%(2),(5)	08/15/32	45,000	44,788

			413,472

Commercial Services — 0.4%
AA Bond Co. Ltd. (United Kingdom)
5.50%(7)	07/31/50	GBP 100,000	131,326
7.38%(7)	07/31/50	GBP 100,000	139,871
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxemburg)
7.00%(2)	05/21/30	111,000	113,173
Dalrymple Bay Finance Pty. Ltd. (Australia)
6.23%	03/24/31	AUD 60,000	42,799
EquipmentShare.com, Inc.
7.13%(2)	07/01/34	44,000	42,092
Rollins, Inc.
5.25%	02/24/35	200,000	195,432
VT Topco, Inc.
8.50%(2)	08/15/30	136,000	139,064
WestConnex Finance Co. Pty. Ltd. (Australia)
5.94%	04/30/32	AUD 160,000	112,902

			916,659

Computers — 0.2%
Dell International LLC/EMC Corp.
4.75%	04/01/28	470,000	470,635

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%(2)	04/01/29	123,000	118,510
Opal Bidco SAS (France)
6.50%(2)	03/31/32	112,000	112,827
Perrigo Finance Unlimited Co.
6.13%	09/30/32	119,000	113,117

			344,454

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	645,000	642,143
Avolon Holdings Funding Ltd. (Ireland)
2.53%(2)	11/18/27	136,000	132,131
First Eagle Holdings, Inc.
7.25%(2)	08/15/32	89,000	90,121
Jane Street Group/JSG Finance, Inc.
6.75%(2)	05/01/33	334,000	340,740
Sumisho Air Lease Corp.
3.63%	12/01/27	205,000	202,011

			1,407,146

Electric — 1.8%
Alliant Energy Corp.
5.75% (5 yr. CMT + 2.077%)(1)	04/01/56	140,000	137,393

Issues	Maturity Date	Principal Amount	Value
Alliant Energy Finance LLC
3.60%(2)	03/01/32	$ 175,000	$160,948
Alpha Generation LLC
6.25%(2)	01/15/34	115,000	112,538
Amprion GmbH (Germany)
4.58%(7)	01/15/46	EUR 100,000	111,354
Appalachian Power Co.
3.30%	06/01/27	410,000	405,982
Ausgrid Finance Pty. Ltd. (Australia)
5.41%	03/28/31	AUD 60,000	41,774
5.95%(7)	12/10/35	AUD 100,000	68,866
CenterPoint Energy, Inc.
5.95% (5 yr. CMT + 2.223%)(1)	04/01/56	315,000	312,130
Duke Energy Corp.
2.65%	09/01/26	30,000	29,969
Electricite de France SA
2.00%(7)	12/09/49	EUR 100,000	67,271
4.63%(7)	05/07/45	EUR 100,000	109,774
4.75%(7)	06/17/44	EUR 200,000	224,269
EnBW International Finance BV (Germany)
6.05%(7)	10/30/34	AUD 290,000	202,648
Enel SpA (Italy)
4.50% (EUAMDB05 + 1.821%)(1),(7),(8)	10/14/34	EUR 100,000	111,478
Eversource Energy
4.60%	07/01/27	595,000	595,601
FirstEnergy Transmission LLC
2.87%(2)	09/15/28	353,000	339,265
Network Finance Co. Pty. Ltd. (Australia)
2.41%	10/03/29	AUD 180,000	114,276
Niagara Mohawk Power Corp.
4.28%(2)	10/01/34	200,000	182,298
Public Service Co. of Oklahoma
5.45%	01/15/36	200,000	197,492
Southern Co.
6.00% (5 yr. CMT + 1.993%)(1)	04/01/58	300,000	297,678
Southwestern Electric Power Co.
5.30%	04/01/33	150,000	149,447
Trans-Allegheny Interstate Line Co.
5.00%(2)	01/15/31	130,000	129,767

			4,102,218

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
6.00%(2)	09/15/33	121,000	115,053

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom)
4.38%(7)	06/11/39	EUR 100,000	113,594
Sydney Airport Finance Co. Pty. Ltd. (Australia)
5.90%(7)	04/19/34	AUD 60,000	41,900

			155,494

Entertainment — 0.4%
Caesars Entertainment, Inc.
4.63%(2)	10/15/29	92,000	87,647
6.50%(2)	02/15/32	113,000	108,234
Flutter Treasury DAC (Ireland)
5.00%(2)	04/29/29	EUR 190,000	223,334
Great Canadian Gaming Corp./Raptor LLC (Canada)
8.75%(2)	11/15/29	75,000	75,759
Light & Wonder International, Inc.
6.25%(2)	10/01/33	116,000	114,088

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Rivers Enterprise Borrower LLC
6.25%(2)	10/15/30	$ 209,000	$210,141
Voyager Parent LLC
9.25%(2)	07/01/32	79,000	84,009

			903,212

Environmental Control — 0.1%
Luna 2 5 SARL (Luxemburg)
5.50%(7)	07/01/32	EUR 100,000	116,190
Seche Environnement SACA (France)
5.87% (5 yr. EURIBOR ICE Swap + 3.707%)(1),(7),(8)	01/09/31	EUR 100,000	114,449

			230,639

Food — 0.5%
General Mills, Inc.
5.25% (5 yr. EURIBOR ICE Swap + 2.390%)(1)	07/16/56	EUR 100,000	112,861
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%	03/15/34	36,000	38,646
Pilgrim’s Pride Corp.
3.50%	03/01/32	510,000	459,387
Post Holdings, Inc.
6.25%(2)	10/15/34	343,000	333,650
Roquette Freres SA (France)
6.00% (5 yr. EURIBOR ICE Swap + 3.098%)(1),(7),(8)	01/21/32	EUR 100,000	115,594

			1,060,138

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%(2)	06/01/30	35,000	37,539
NiSource, Inc.
5.75% (5 yr. CMT + 2.035%)(1)	07/15/56	250,000	246,440
Nortegas Energia Grupo SA (Spain)
4.13%(7)	01/21/33	EUR 100,000	113,319
Redexis SA (Spain)
4.38%(7)	05/30/31	EUR 100,000	116,483

			513,781

Health Care-Products — 0.5%
Alcon Finance Corp.
2.75%(2)	09/23/26	450,000	448,956
Medline Borrower LP
3.88%(2)	04/01/29	185,000	179,162
5.25%(2)	10/01/29	346,000	343,076
Sartorius Finance BV (Germany)
4.50%(7)	09/14/32	EUR 100,000	118,280
4.88%(7)	09/14/35	EUR 100,000	119,834
Teleflex, Inc.
5.88%(2)	01/15/32	30,000	29,822

			1,239,130

Health Care-Services — 1.5%
Baylor Scott & White Holdings
2.65%	11/15/26	1,530,000	1,517,959
Elevance Health, Inc.
5.00%	01/15/36	250,000	240,583
HCA, Inc.
2.38%	07/15/31	200,000	175,898
Horseshoe Funding Trust I
6.06%(2)	02/15/36	430,000	428,744

Issues	Maturity Date	Principal Amount	Value
IQVIA, Inc.
5.70%	05/15/28	$ 475,000	$481,298
Kedrion SpA (Italy)
6.50%(2)	09/01/29	188,000	185,898
ModivCare, Inc.
0.00%(2),(9),(10),(11)	10/01/29	877,800	13,167
Molina Healthcare, Inc.
6.50%(2)	02/15/31	28,000	28,287
Tenet Healthcare Corp.
5.50%(2)	11/15/32	339,000	334,115

			3,405,949

Housewares — 0.1%
Central Garden & Pet Co.
4.13%(2)	04/30/31	248,000	231,657
Newell Brands, Inc.
7.38%	04/01/36	40,000	40,399

			272,056

Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc.
8.25%(2)	02/01/29	66,000	63,324
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(2)	01/15/31	11,000	11,180
7.38%(2)	10/01/32	19,000	19,151
Farmers Exchange Capital
7.05%(2)	07/15/28	1,245,000	1,285,127
Marsh & McLennan Cos., Inc.
4.95%	03/15/36	95,000	91,574

			1,470,356

Internet — 1.2%
Alphabet, Inc.
4.50%	05/11/45	EUR 100,000	112,451
5.65%	02/15/56	150,000	138,340
Amazon.com, Inc.
4.85%	03/16/64	EUR 165,000	181,380
5.80%	03/13/56	365,000	336,307
6.10%	07/09/56	375,000	360,116
Arches Buyer, Inc.
9.00%(2)	08/15/31	136,000	136,751
Booking Holdings, Inc.
3.88%	03/21/45	EUR 100,000	99,329
Meta Platforms, Inc.
5.63%	11/15/55	750,000	628,267
6.30%	05/15/56	279,000	256,100
Snap, Inc.
6.88%(2)	03/01/33	165,000	161,476
Sopaipilla Investor LLC
7.53%(2)	11/30/48	260,000	269,848

			2,680,365

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	299,000	285,387

Lodging — 0.4%
Hyatt Hotels Corp.
5.05%	03/30/28	520,000	521,986
Las Vegas Sands Corp.
6.00%	06/14/30	335,000	341,399

			863,385

Machinery-Diversified — 0.0%
Oregon Tool Lux LP
7.88%(2)	10/15/29	3,127	555

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%(2)	02/01/33	$ 105,000	$100,672
7.38%(2)	02/01/36	100,000	95,330
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	620,000	543,306
3.90%	06/01/52	250,000	149,448
CSC Holdings LLC
5.75%(2)	01/15/30	59,000	12,825
11.75%(2)	01/31/29	460,000	263,989
EchoStar Corp.
10.75%	11/30/29	201,000	217,530
Midcontinent Communications
8.00%(2)	08/15/32	109,000	92,674
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)
8.50%(2)	03/15/33	67,000	43,131
VZ Secured Financing BV (Netherlands)
5.00%(2)	01/15/32	208,000	170,772
7.50%(2)	01/15/33	119,000	106,991

			1,796,668

Mining — 0.1%
Corp. Nacional del Cobre de Chile
5.95%(7)	01/08/34	300,000	303,198

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia)
5.40%	11/08/32	AUD 80,000	54,338
5.82%	08/08/35	AUD 90,000	60,770
Smiths Group PLC (United Kingdom)
3.63%(7)	11/13/33	EUR 100,000	111,454

			226,562

Oil & Gas — 0.2%
Ecopetrol SA (Colombia)
8.88%	01/13/33	190,000	205,265
Sunoco LP
5.63%(2)	07/15/34	25,000	24,216
7.88% (5 yr. CMT + 4.230%)(1),(2),(8)	09/18/30	125,000	128,402
Transocean International Ltd.
8.75%(2)	02/15/30	151,900	157,892

			515,775

Packaging & Containers — 0.2%
Amcor U.K. Finance PLC (Australia)
3.75%	02/20/33	EUR 200,000	225,245
Ball Corp.
5.50%	09/15/33	226,000	224,775
Graphic Packaging International LLC
6.38%(2)	07/15/32	100,000	99,987

			550,007

Pharmaceuticals — 0.6%
1261229 BC Ltd.
10.00%(2)	04/15/32	304,000	310,904
Bayer U.S. Finance II LLC (Germany)
4.40%(2)	07/15/44	250,000	193,810
CVS Health Corp.
5.30%	06/01/33	472,000	470,646
Teva Pharmaceutical Finance Netherlands III BV (Israel)
6.00%	12/01/32	431,000	440,111

			1,415,471

Issues	Maturity Date	Principal Amount	Value

Pipelines — 0.4%
Energy Transfer LP
7.09% (3 mo. USD Term SOFR + 3.279%)(1)	11/01/66	$ 347,000	$345,314
Global Partners LP/GLP Finance Corp.
7.13%(2)	07/01/33	112,000	113,707
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(2)	02/15/29	113,000	115,886
Venture Global LNG, Inc.
6.63%(2)	06/15/36	30,000	29,434
Venture Global Plaquemines LNG LLC
6.75%(2)	01/15/36	190,000	199,027

			803,368

Real Estate — 0.1%
Vonovia SE (Germany)
5.72%(7)	09/03/35	AUD 180,000	119,403

REIT — 1.7%
American Tower Corp.
3.60%	01/15/28	360,000	354,686
4.70%	12/15/32	350,000	339,301
Crown Castle, Inc. (REIT)
2.50%	07/15/31	333,000	292,997
CubeSmart LP
4.38%	02/15/29	423,000	418,457
Extra Space Storage LP
3.90%	04/01/29	385,000	375,598
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28	240,000	242,102
5.75%	11/01/37	85,000	81,552
Healthcare Realty Holdings LP
3.63%	01/15/28	211,000	207,329
Host Hotels & Resorts LP (REIT)
3.38%	12/15/29	358,000	339,431
Hudson Pacific Properties LP
3.95%	11/01/27	215,000	209,855
4.65%	04/01/29	24,000	22,623
Kilroy Realty LP (REIT)
4.25%	08/15/29	221,000	214,036
LXP Industrial Trust
6.75%	11/15/28	105,000	108,742
RHP Hotel Properties LP/RHP Finance Corp. (REIT)
7.25%(2)	07/15/28	110,000	112,149
VICI Properties LP/VICI Notes Co., Inc.
3.88%(2)	02/15/29	90,000	87,267
5.75%(2)	02/01/27	200,000	200,570
WP Carey, Inc. (REIT)
3.75%	05/10/35	EUR 130,000	142,775

			3,749,470

Retail — 0.4%
Academy Ltd.
5.88%(2)	05/15/31	105,000	104,027
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%(2)	07/01/32	300,000	292,329
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(2)	04/01/29	104,000	101,705
9.25%(2)	01/15/31	65,000	68,364
FirstCash, Inc.
6.13%(2)	05/01/34	20,000	19,719
Michaels Cos., Inc.
8.50%(2)	03/15/33	15,000	14,881

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Murphy Oil USA, Inc.
3.75%(2)	02/15/31	$ 123,000	$114,481
QXO Building Products, Inc.
6.50%(2)	07/15/31	20,000	20,087
6.75%(2)	04/30/32	111,000	113,474
6.88%(2)	07/15/34	41,000	41,115
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50%(2)	12/15/35	110,000	106,015

			996,197

Semiconductors — 0.2%
Foundry JV Holdco LLC
5.50%(2)	01/25/31	350,000	353,461
NVIDIA Corp.
5.63%	06/15/56	160,000	144,824

			498,285

Software — 0.9%
Cloud Software Group LLC
8.25%(2)	06/30/32	108,000	102,335
Fiserv, Inc.
5.25%	08/11/35	300,000	286,569
5.45%	03/15/34	135,000	131,543
5.63%	08/21/33	100,000	99,292
Open Text Corp. (Canada)
6.90%(2)	12/01/27	380,000	387,782
Open Text Holdings, Inc. (Canada)
4.13%(2)	12/01/31	50,000	44,150
Oracle Corp.
3.80%	11/15/37	80,000	60,382
3.95%	03/25/51	90,000	54,751
5.20%	09/26/35	400,000	359,360
5.70%	02/04/36	175,000	162,200
6.55%	02/04/46	20,000	17,763
6.70%	02/04/56	185,000	163,416
Paychex, Inc.
5.35%	04/15/32	105,000	105,310
TeamSystem SpA (Italy)
5.00%(7)	07/01/31	EUR 100,000	111,190

			2,086,043

Telecommunications — 0.8%
Altice Financing SA (Luxembourg)
9.63%(2)	07/15/27	148,000	98,615
Global Switch Finance BV (United Kingdom)
1.38%(7)	10/07/30	EUR 925,000	977,352
Road Michigan Property Owner I LLC
7.50%(2)	03/30/45	110,000	106,379
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%(2)	09/20/29	624,750	626,287
Stingray Compute LLC
6.00%(2)	06/15/31	21,000	20,537

			1,829,170

Transportation — 0.2%
Aurizon Network Pty. Ltd. (Australia)
2.90%(7)	09/02/30	AUD 310,000	195,103
Pacific National Finance Pty. Ltd. (Australia)
3.70%	09/24/29	AUD 290,000	189,242

			384,345

Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC (Ireland)
5.10%(2)	04/01/30	110,000	109,667

Issues	Maturity Date	Principal Amount	Value
5.30%(2)	04/03/29	$ 165,000	$166,262

			275,929

Water — 0.3%
DWR Cymru Financing U.K. PLC
2.38%(7)	03/31/34	GBP 205,000	207,598
Severn Trent Utilities Finance PLC (United Kingdom)
3.88%(7)	08/04/37	EUR 175,000	192,516
Thames Water Super Senior Issuer PLC (United Kingdom)
9.75%(7)	10/10/27	GBP 45,000	63,635
Yorkshire Water Finance PLC (United Kingdom)
6.38%(7)	11/18/34	GBP 135,000	181,662

			645,411

Total Corporate Bonds (Cost: $49,942,525)			48,748,093

MUNICIPAL BONDS — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
5.15%	02/01/36	3,000	2,992
New York State Dormitory Authority, Revenue Bonds
5.50%	03/15/30	1,821	1,826

Total Municipal Bonds (Cost: $4,929)			4,818

FOREIGN GOVERNMENT BONDS — 2.1%
Angola Government International Bonds
8.75%(2)	04/14/32	115,000	117,657
Brazil Government International Bonds
6.63%	03/15/35	614,000	621,313
Colombia Government International Bonds
7.75%	11/07/36	200,000	213,980
Kuwait International Government Bonds
5.51%(2)	07/29/36	320,000	318,947
Mexico Government International Bonds
6.35%	02/09/35	550,000	553,113
New South Wales Treasury Corp.
4.75%(7)	02/20/37	AUD 685,000	447,002
5.25%(7)	02/24/38	AUD 255,000	171,647
Queensland Treasury Corp.
5.00%(7)	07/21/37	AUD 685,000	452,733
5.25%(7)	08/13/38	AUD 410,000	273,449
Republic of South Africa Government International Bonds
5.88%	04/20/32	267,000	270,687
Romania Government International Bonds
6.38%(7)	01/30/34	562,000	563,169
Saudi Government International Bonds
5.88%(2)	01/12/56	200,000	183,814
Treasury Corp. of Victoria
2.00%	11/20/37	AUD 305,000	147,180
Turkiye Government Bonds
36.00%	08/12/26	TRY 19,462,800	409,069

Total Foreign Government Bonds (Cost: $4,718,309)			4,743,760

U.S. TREASURY SECURITIES — 26.9%
U.S. Treasury Bonds
5.00%	05/15/56	7,022,000	6,755,932
U.S. Treasury Notes
4.13%	06/30/28	2,325,000	2,319,097
4.13%	06/30/31	563,000	555,677
4.25%	07/31/28	24,495,000	24,487,345
4.38%	07/31/31	8,350,000	8,332,060
4.38%	07/31/33	10,565,000	10,446,144
4.38%	05/15/36	8,071,000	7,861,028

Total U.S. Treasury Securities (Cost: $61,165,038)			60,757,283

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
BANK LOANS — 7.3%
Advertising — 0.1%
Advantage Sales & Marketing, Inc. 2026 First Out Term Loan
10.01% (3 mo. USD Term SOFR + 6.000%)(1)	04/19/30	$ 165,838	$146,801
Research Now Group, Inc. 2024 First Lien First Out Term Loan
8.90% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28	15,357	14,601

			161,402

Aerospace & Defense — 0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B
7.12% (6 mo. USD Term SOFR + 3.250%)(1)	02/11/32	54,597	54,779
PMI U.S. Bidco, Inc Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	03/16/33	129,310	130,280
TransDigm, Inc. 2023 Term Loan J
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	02/28/31	58,336	58,478
TransDigm, Inc. 2025 Term Loan M
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	08/19/32	38,075	38,171

			281,708

Apparel — 0.1%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	12/21/28	142,217	142,607

Auto Parts & Equipment — 0.1%
Stonepeak Motion Finco LLC Term Loan B
0.00%(12)	06/24/33	115,000	115,210

Banks — 0.0%
Chrysaor Bidco SARL 2025 USD Term Loan B
6.76% (3 mo. USD Term SOFR + 3.000%)(1)	10/30/31	99,252	99,723

Beverages — 0.1%
Arterra Wines Canada, Inc. 2020 Term Loan
7.49% (3 mo. USD Term SOFR + 3.500%)(1)	11/24/27	106,284	106,284
Naked Juice LLC 2025 FLFO Term Loan
9.23% (3 mo. USD Term SOFR + 5.500%)(1)	01/24/29	193,587	197,338
Primo Brands Corp. 2026 Term Loan B
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	03/31/31	46,139	46,381

			350,003

Biotechnology — 0.0%
BioMarin Pharmaceutical, Inc. Term Loan B
5.43% (6 mo. USD Term SOFR + 1.750%)(1)	04/27/33	89,008	89,025

Issues	Maturity Date	Principal Amount	Value
Chemicals — 0.1%
Archroma Finance SARL 2026 USD Term Loan B
9.25% (6 mo. USD Term SOFR + 5.500%)(1)	06/30/30	$ 32,105	$29,380
Illuminate Buyer LLC 2025 Term Loan B
0.00% (12)	12/31/29	115,000	114,377
Nouryon Finance BV 2026 USD Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	07/08/31	86,915	87,037

			230,794

Commercial Services — 0.6%
CCRR Parent, Inc. 2026 Term Loan
8.91% (3 mo. USD Term SOFR + 5.250%)(1)	05/27/32	23,288	16,671
CHG Healthcare Services, Inc. 2026 Term Loan B
0.00% (12),(1)	09/29/31	115,000	115,036
DTI Holdco, Inc. 2025 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/26/29	115,334	108,951
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	07/06/29	154,814	155,653
Fugue Finance BV 2026 USD Term Loan B
5.92% (3 mo. USD Term SOFR + 2.250%)(1)	01/09/32	83,495	83,461
Kelso Industries LLC Term Loan
9.42% (3 mo. USD Term SOFR + 5.750%)(1)	12/30/29	85,025	83,538
KUEHG Corp. 2025 Term Loan
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	06/12/30	8,519	8,070
Lernen Bidco Ltd. 2025 USD Term Loan B3
7.01% (6 mo. USD Term SOFR + 3.500%)(1)	10/27/31	99,252	96,771
Nuvei Corp. 2025 Repriced Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	11/17/31	148,872	145,476
PG Investment Co. 59 SARL 2025 Repriced Term Loan B
0.00% (12)	03/26/31	115,000	114,995
Priority Holdings LLC 2025 Term Loan B
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	08/02/32	150,000	148,641
Prometric Holdings, Inc. 2025 Term Loan B
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	06/25/32	99,250	99,410
Secretariat Advisors LLC 2025 Term Loan B
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	02/28/32	51,020	49,149

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
TTF Holdings LLC 2024 Term Loan
7.38% (6 mo. USD Term SOFR + 3.750%)(1)	07/18/31	$ 53,798	$42,691

			1,268,513

Computers — 0.2%
McAfee LLC 2024 USD 1st Lien Term Loan B
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	03/01/29	69,641	63,188
NCR Atleos LLC 2025 Term Loan B
6.67% (3 mo. USD Term SOFR + 3.000%)(1)	04/16/29	97,513	97,574
Peraton Corp. Term Loan B
7.67% (3 mo. USD Term SOFR + 3.750%)(1)	02/01/28	50,945	46,505
Plano HoldCo, Inc. Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	10/02/31	98,750	77,889
Surf Holdings LLC 2025 Incremental Term Loan
7.35% (1 mo. USD Term SOFR + 3.500%)(1)	03/05/27	148,813	141,240
Tempo Acquisition LLC 2025 Repriced Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	123,119	105,921

			532,317

Cosmetics/personal Care — 0.1%
ACP Tara Holdings, Inc. 2026 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	12/15/32	99,750	100,037
Perrigo Investments LLC 2024 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	04/20/29	92,287	92,287

			192,324

Distribution &wholesale — 0.1%
BCPE Empire Holdings, Inc. 2025 Term Loan B
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	12/11/30	70,126	69,425
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	12/29/32	46,131	45,684
Gloves Buyer, Inc. 2026 Term Loan B
7.48% (3 mo. USD Term SOFR + 3.750%)(1)	05/21/32	99,500	99,769

			214,878

Diversified Financial Services — 0.3%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	441,129	442,199
Blackhawk Network Holdings, Inc. 2026 Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	03/12/29	47,190	47,091

Issues	Maturity Date	Principal Amount	Value
GC Ferry Acquisition I, Inc. Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	08/16/32	$ 102,030	$102,186
Guggenheim Partners LLC 2024 Term Loan B
0.00%(12),(1)	11/26/31	100,000	98,125

			689,601

Electric — 0.1%
Alpha Generation LLC Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/30/31	38,642	38,527
South Field LLC 2025 1st Lien Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	23,359	23,491
Talen Energy Supply LLC 2024-1 Incremental Term Loan
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	12/15/31	79,864	79,723

			141,741

Electrical Components & Equipment — 0.0%
Pelican Products, Inc. 2021 Term Loan
8.24% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	71,111	68,817

Electronics — 0.1%
Dwyer Instruments, Inc. 2026 Delayed Draw Term Loan
0.00%(12)	07/15/33	11,771	11,775
Dwyer Instruments, Inc. 2026 Term Loan B
0.00%(12)	07/15/33	172,645	172,699
TCP Sunbelt Acquisition Co. 2024 Term Loan B
7.92% (3 mo. USD Term SOFR + 4.250%)(1)	10/24/31	142,451	142,451

			326,925

Engineering & Construction — 0.0%
ITG Communications LLC Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	07/09/31	61,648	61,699
Entertainment — 0.6%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B
6.32% (3 mo. USD Term SOFR + 2.500%)(1)	11/24/32	99,750	98,952
Caesars Entertainment, Inc. 2022 Term Loan A
5.83% (1 mo. USD Term SOFR + 2.000%)(1)	01/31/28	34,441	34,240
Churchill Downs, Inc. 2021 Incremental Term Loan B1
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	03/17/28	99,215	99,463
City Football Group Ltd. 2024 Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(1)	07/22/30	99,241	99,228
DK Crown Holdings, Inc. 2025 Term Loan B
5.43% (1 mo. USD Term SOFR + 1.750%)(1)	03/04/32	128,744	128,573

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
EOC Borrower LLC Term Loan A
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	03/24/28	$ 4,934	$4,945
Flutter Financing BV 2024 Term Loan B
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	11/30/30	86,712	86,084
Great Canadian Gaming Corp. 2024 Term Loan B
8.43% (3 mo. USD Term SOFR + 4.750%)(1)	11/01/29	150,000	148,781
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	10/31/29	29,457	29,521
PCI Gaming Authority Term Loan
0.00% (12),(1)	07/18/31	115,000	115,023
PENN Entertainment, Inc. 2022 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	05/30/33	120,494	120,317
Pioneer Opco LLC Term Loan B
7.00% (1 mo. USD Term SOFR + 3.250%)(1)	05/16/33	55,151	55,540
Showtime Acquisition LLC 2024 1st Lien Term Loan
8.39% (3 mo. USD Term SOFR + 4.750%)(1)	08/16/31	63,413	63,096
TKO Worldwide Holdings LLC 2026 Term Loan B
5.41% (3 mo. USD Term SOFR + 1.750%)(1)	11/21/31	101,941	101,883
Voyager Parent LLC Repriced Term Loan B
7.98% (3 mo. USD Term SOFR + 4.250%)(1)	07/01/32	161,661	162,095

			1,347,741

Environmental Control — 0.1%
Action Environmental Group, Inc. 2023 Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	10/24/30	10,660	10,573
Heritage Environmental Services, Inc. 2026 Term Loan B
6.82% (3 mo. USD Term SOFR + 3.000%)(1)	04/01/33	59,276	59,646
MIP V Waste Holdings LLC 2026 Term Loan B
6.32% (3 mo. USD Term SOFR + 2.500%)(1)	08/20/32	148,502	149,430

			219,649

Food — 0.2%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan
7.85% (1 mo. USD Term SOFR + 4.000%)(1)	06/09/28	152,038	152,552
C&S Wholesale Grocers, Inc. Term Loan B
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	09/20/30	79,892	75,698

Issues	Maturity Date	Principal Amount	Value
United Natural Foods, Inc. 2026 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	05/01/31	$ 177,641	$179,584

			407,834

Health Care-products — 0.2%
Hologic, Inc. 2026 USD Term Loan B
5.99% (3 mo. USD Term SOFR + 2.250%)(1)	04/07/33	83,140	81,862
Medline Borrower LP 2026 Term Loan B
0.00% (12),(1)	05/30/33	115,000	114,705
Neogen Food Safety Corp. Refinancing Term Loan A
0.00% (12)	04/04/30	171,923	170,204
QuidelOrtho Corp. Term Loan A
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	08/21/30	95,780	94,522

			461,293

Health Care-services — 0.2%
ADMI Corp. 2021 Term Loan B2
7.22% (1 mo. USD Term SOFR + 3.375%)(1)	12/23/27	99,737	93,277
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B
8.07% (3 mo. USD Term SOFR + 4.250%)(1)	03/30/29	175,187	162,705
Heartland Dental LLC 2025 Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	08/25/32	39,652	39,754
IQVIA, Inc. 2025 Incremental Term Loan B5
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	01/02/31	117,729	118,280
ModivCare Buyer LLC Takeback Term Loan
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	12/30/32	144,756	123,525
Pediatric Associates Holding Co. LLC 2026 Term Loan B
8.67% (1 mo. USD Term SOFR + 5.000%)(1)	12/29/31	25,584	25,668

			563,209

Internet — 0.2%
Arches Buyer, Inc. 2021 Term Loan B
7.08% (1 mo. USD Term SOFR + 3.250%)(1)	12/06/27	149,686	149,779
Barracuda Networks, Inc. 2022 Term Loan
8.32% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	27,861	18,830
Delivery Hero SE 2024 USD Term Loan B
8.64% (3 mo. USD Term SOFR + 5.000%)(1)	12/12/29	101,467	102,799
MH Sub I LLC 2023 Term Loan
7.98% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	46,217	44,927

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
PUG LLC 2024 Extended Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	03/15/30	$ 75,332	$75,539
Red Ventures LLC 2024 Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	03/04/30	47,155	43,712
WatchGuard Technologies, Inc. Term Loan
8.98% (1 mo. USD Term SOFR + 5.250%)(1)	07/02/29	99,227	92,579

			528,165

Lodging — 0.4%
Four Seasons Hotels Ltd. 2026 Term Loan B
0.00%(12)	09/16/32	282,522	283,317
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4
5.47% (1 mo. USD Term SOFR + 1.750%)(1)	11/08/30	343,841	344,728
Station Casinos LLC 2024 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	03/14/31	121,799	122,081
Wyndham Hotels & Resorts, Inc. 2024 Term Loan
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	05/24/30	99,241	99,530

			849,656

Machinery-construction & Mining — 0.2%
Tenaska Westmoreland Management LLC Term Loan B
5.87% (3 mo. USD Term SOFR + 2.250%)(1)	02/18/33	149,625	149,578
Terex Corp. 2025 Term Loan
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	10/08/31	99,248	99,512
WEC U.S. Holdings Ltd. 2024 Term Loan
5.65% (1 mo. USD Term SOFR + 2.000%)(1)	01/27/31	149,239	149,235

			398,325

Machinery-Diversified (0.1%)
LSF12 Helix Parent LLC USD Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	02/10/33	128,062	126,849

Media — 0.5%
Charter Communications Operating LLC 2024 Term Loan B5
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	882,713	851,209
Discovery Global Holdings, Inc. 2026 USD Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	06/03/33	78,585	78,741
Virgin Media Bristol LLC 2023 USD Term Loan Y
6.97% (6 mo. USD Term SOFR + 3.175%)(1)	03/31/31	150,000	128,812

			1,058,762

Issues	Maturity Date	Principal Amount	Value
Miscellaneous Manufacturers — 0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B
8.41% (3 mo. USD Term SOFR + 4.750%)(1)	06/14/32	$ 174,697	$174,042
Office/business Equipment — 0.1%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	11/19/29	245,421	199,200
Packaging & Containers — 0.0%
Balcan Innovations, Inc. Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	10/20/31	44,154	36,234
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc. 2025 Term Loan B
5.40% (1 mo. USD Term SOFR + 1.750%)(1)	10/31/32	99,500	99,637
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	44,786	44,958

			144,595

Pipelines — 0.1%
Colossus Acquireco LLC 2026 Term Loan B
0.00%(12),(1)	01/31/33	111,000	110,715
ITT Holdings LLC 2026 Term Loan B
5.71% (1 mo. USD Term SOFR + 1.975%)(1)	10/11/30	99,248	99,372
Whitewater Matterhorn Holdings LLC 2026 Term Loan B
0.00%(12)	06/16/32	115,000	114,240

			324,327

REIT — 1.0%
Healthpeak Properties, Inc. 2024 Term Loan A3
4.47% (3 mo. USD Term SOFR + 0.850%)(1)	03/01/29	565,051	555,163
Healthpeak Properties, Inc. Term Loan A1
4.57% (1 mo. USD Term SOFR + 0.840%)(1)	08/20/27	279,976	277,176
Healthpeak Properties, Inc. Term Loan A2
4.57% (1 mo. USD Term SOFR + 0.840%)(1)	02/22/27	279,976	277,176
Invitation Homes Operating Partnership LP 2024 Term Loan
4.52% (1 mo. USD Term SOFR + 0.850%)(1)	09/11/28	796,510	790,042
Iron Mountain, Inc. 2022 Term Loan A
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	03/18/30	213,721	212,118
OEG Borrower LLC 2024 Term Loan B
7.17% (3 mo. USD Term SOFR + 3.500%)(1)	06/30/31	99,242	100,028

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Outfront Media Capital LLC 2025 Term Loan B
5.49% (1 mo. USD Term SOFR + 1.750%)(1)	09/24/32	$ 150,000	$150,312

			2,362,015

Retail — 0.4%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/20/30	113,974	114,141
BW Gas & Convenience Holdings LLC 2021 Term Loan B
7.35% (1 mo. USD Term SOFR + 3.500%)(1)	03/31/28	99,217	99,589
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B
6.94% (3 mo. USD Term SOFR + 3.250%)(1)	11/01/31	37,283	30,238
KFC Holding Co. 2021 Term Loan B
5.53% (1 mo. USD Term SOFR + 1.750%)(1)	03/15/28	79,037	79,383
Michaels Cos., Inc. 2026 Term Loan B
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	03/15/33	50,000	49,994
Pacific Bells LLC 2024 Repriced Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	11/13/28	250	251
Peer Holding III BV 2025 USD Term Loan B5B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	07/01/31	94,558	94,877
QXO, Inc. 2026 Term Loan B
0.00%(12)	07/01/33	115,000	114,942
Raising Cane’s Restaurants LLC 2025 Term Loan A
0.00%(12)	11/05/30	162,631	161,818
Raising Cane’s Restaurants LLC 2025 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	11/03/32	143,030	142,744

			887,977

Software — 0.5%
Cast & Crew Payroll LLC 2021 Incremental Term Loan
7.57% (3 mo. USD Term SOFR + 3.750%)(1)	12/29/28	121,226	42,934
Cloud Software Group, Inc. 2025 Term Loan B (2031)
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	03/21/31	168,183	152,929
Cloudera, Inc. 2021 Term Loan
7.58% (1 mo. USD Term SOFR + 3.750%)(1)	10/08/28	99,481	88,352
Darktrace PLC 1st Lien Term Loan
6.99% (3 mo. USD Term SOFR + 3.250%)(1)	10/09/31	146,813	135,035
Electronic Arts, Inc. Term Loan B
0.00%(12)	03/24/33	30,885	31,111

Issues	Maturity Date	Principal Amount	Value
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	01/30/32	$ 13,801	$13,333
Genius Sports Ltd. Term Loan
0.00%(12)	04/30/31	109,936	105,539
Planview Parent, Inc. 2024 1st Lien Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	12/17/27	75,605	65,290
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	10/26/30	147,517	115,727
Quartz Acquireco LLC 2025 Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/28/30	262,052	222,090
Renaissance Holding Corp. 2024 1st Lien Term Loan
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/05/30	83,336	64,643

			1,036,983

Telecommunications — 0.1%
GOGO Intermediate Holdings LLC Term Loan B
7.60% (1 mo. USD Term SOFR + 3.750%)(1)	04/30/28	73,147	66,553
Zayo Group Holdings, Inc. 2025 USD Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(1)	03/11/30	99,564	99,808

			166,361

Transportation — 0.1%
Genesee & Wyoming, Inc. 2024 Term Loan
0.00% (12),(1)	04/10/31	115,000	114,814
Kenan Advantage Group, Inc. 2024 Term Loan B4
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	01/25/29	72,578	72,805

			187,619

Total Bank Loans (Cost: $16,605,062)			16,448,123

Total Fixed Income Securities (Cost: $253,686,170)			249,221,805

CONVERTIBLE SECURITIES — 0.2%
CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.1%
Davide Campari-Milano NV (Italy)
2.38%(7)	01/17/29	EUR 200,000	224,329

Engineering & Construction — 0.1%
Cellnex Telecom SA
0.75%(7)	11/20/31	EUR 100,000	106,777

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Total Convertible Corporate Bonds (Cost: $306,485)			331,106

Total Convertible Securities (Cost: $306,485)			331,106

COMMON STOCK — 0.1%

Security		Shares	Value

Health Care-Services — 0.1%
ModivCare, Inc.(13)		30,082	$172,039

Total Common Stock (Cost: $195,533)			172,039

INVESTMENT COMPANIES — 1.6%
TCW Private Asset Income Fund(14)		361,835	3,614,737

Total Investment Companies (Cost: $3,617,639)			3,614,737

MONEY MARKET INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(15)		915,624	915,624
TCW Central Cash Fund, 3.74%(14),(15)		13,558,125	13,558,125

Total Money Market Investments (Cost: $14,473,749)			14,473,749

PURCHASED OPTIONS(16) (0.0%) (Cost: $51,190)			55,770

Issues	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENT — 0.1%
Egypt Treasury Bills
0.00%(10)	11/10/26	EGP 9,925,000	182,985

Total Short-term Investment (Cost: $176,556)			182,985

Total Investments (118.8%) (Cost: $272,507,322)			268,052,191
Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)(17)			(46)
Liabilities In Excess Of Other Assets (-18.8%)			(42,435,788)

Net Assets (100.0%)			$225,616,357

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)

Long Futures
42	2-Year U.S. Treasury Note Futures	09/30/26	8,662,304	$8,635,594	$(26,710)
29	10-Year U.S. Treasury Note Futures	09/21/26	3,208,588	3,181,391	(27,197)
41	U.S. Long Bond Futures	09/21/26	4,493,421	4,440,813	(52,608)
77	U.S. Ultra Long Bond Futures	09/21/26	8,645,006	8,445,938	(199,068)
208	5-Year U.S. Treasury Note Futures	09/30/26	22,214,824	22,043,125	(171,699)

			$47,224,143	$46,746,861	$(477,282)

Short Futures
30	10-Year Australian Bond Futures	09/15/26	(2,285,791)	$(2,282,395)	$3,396
20	3-Year Australian Bond Futures	09/15/26	(1,464,985)	(1,466,327)	(1,342)
1	30-Year Euro-Buxl Futures	09/08/26	(124,792)	(122,026)	2,766
12	Euro Schatz Futures	09/08/26	(1,462,569)	(1,459,265)	3,304
19	Euro-Bobl Futures	09/08/26	(2,510,404)	(2,494,217)	16,187
14	Euro-Bund Futures	09/08/26	(2,027,864)	(2,007,680)	20,184
4	Long Gilt Futures	09/28/26	(470,427)	(466,268)	4,159

			$(10,346,832)	$(10,298,178)	$48,654

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (18)
JP Morgan Chase Bank	EUR	268,880	09/11/26	308,271	309,827	1,556
JP Morgan Chase Bank	GBP	1,088,300	09/11/26	1,436,495	1,464,542	28,047
				$1,744,766	$1,774,369	$29,603

SELL (19)
Citibank N.A.	AUD	458,382	09/11/26	319,712	321,730	(2,018)
Barclays Capital	AUD	121,411	09/11/26	84,979	85,216	(237)
Goldman Sachs & Co.	AUD	3,466,790	09/11/26	2,386,788	2,433,276	(46,488)
JP Morgan Chase Bank	EUR	99,458	09/11/26	113,721	114,604	(883)
Citibank N.A.	EUR	5,675,649	09/11/26	6,482,641	6,539,953	(57,312)
Goldman Sachs & Co.	GBP	337,819	09/11/26	445,858	454,608	(8,750)
Citibank N.A.	GBP	1,598,201	09/11/26	2,108,746	2,150,722	(41,976)
JP Morgan Chase Bank	GBP	32,406	09/11/26	43,536	43,609	(73)
				$11,985,981	$12,143,718	$(157,737)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)

Purchased Swaptions — OTC

2-Year Interest Rate Swap	Bank Of America NA	4.31	9/8/26	11,270,000	11,270,000	12,887	22,202	(9,315)

2-Year Interest Rate Swap	Bank Of America NA	4.24	10/6/26	11,860,000	11,860,000	30,768	17,623	13,145

5-Year Interest Rate Swap	Citibank N.A.	4.36	10/30/26	2,550,000	2,550,000	12,115	11,365	750
Total Swaptions						$55,770	$51,190	$4,580

Written Swaptions — OTC

2-Year Interest Rate Swap	Barclays Capital	4.94	10/26/26	(9,040,000)	(9,040,000)	(10,841)	(15,956)	5,115

2-Year Interest Rate Swap	Barclays Capital	3.94	10/26/26	(9,040,000)	(9,040,000)	(9,981)	(7,226)	(2,755)

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

2-Year Interest Rate Swap	Bank Of America NA	3.33	12/7/26	$(22,540,000)	(22,540,000)	$(14,130)	(25,374)	11,244
						$(34,952)	$(48,556)	$13,604

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 1,023,637	06/26/28	Annual	12-Month SONIA	Annual	4.000%	$623	$(7,394)	$(6,771)
GBP 8,280,000	06/26/28	Annual	12-Month SONIA	Annual	4.000%	$(54,818)	$50	$(54,768)
						$(54,195)	$(7,344)	$(61,539)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EUR	Euro Currency.
EURIBOR	Euro Interbank Offered Rate.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
TBA	To Be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $46,148,131 or 20.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $7,591,893 or 3.4% of net assets.

(8)	Perpetual maturity.
(9)	Restricted security (Note 10).
(10)	Security is not accruing interest.
(11)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(12)

This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(13)	Non-income producing security.
(14)	Affiliated issuer.
(15)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(16)	See options table for description of purchased options.
(17)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Core Plus Bond ETF transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at November 1, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$16,629,548	$274,128,577	$277,200,000	13,558,125	$13,558,125	$468,761	$–	$–	$–

TCW Private Asset Income Fund - Share Class I	3,399,555	228,333	6,423	361,835	3,614,737	223,624		(19)	(6,709)

Total					$17,172,862	$692,385	$–	$(19)	$(6,709)

TCW Core Plus Bond ETF

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities

Residential Mortgage-Backed Securities — Agency	$—	$77,434,684	$—	$77,434,684

U.S. Treasury Securities	—	60,757,283	—	60,757,283

Corporate Bonds	—	48,748,093	—	48,748,093

Residential Mortgage-Backed Securities — Non-Agency	—	19,000,232	—	19,000,232

Bank Loans	—	16,448,123	—	16,448,123

Asset-Backed Securities	—	12,637,552	1,478,311	14,115,863

Commercial Mortgage-Backed Securities — Non-Agency	—	7,968,949	—	7,968,949

Foreign Government Bonds	—	4,743,760	—	4,743,760

Municipal Bonds	—	4,818	—	4,818

Total Fixed Income Securities	—	247,743,494	1,478,311	249,221,805

Convertible Securities

Convertible Corporate Bonds	—	331,106	—	331,106

Equity Securities

Money Market Investments	14,473,749	—	—	14,473,749

Investment Companies	—	3,614,737	—	3,614,737

Common Stock	—	172,039	—	172,039

Total Equity Securities	14,473,749	3,786,776	—	18,260,525

Short-Term Investments

Short-Term Investment	—	182,985	—	182,985

Swaptions

Purchased Swaptions — OTC	—	55,770	—	55,770

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(46)	—	(46)

Total Investments	$14,473,749	$252,100,085	$1,478,311	$268,052,145

Asset Derivatives

Forward Currency Contracts

Foreign Currency Risk	—	29,603	—	29,603

Futures Contracts

Interest Rate Risk	49,996	—	—	49,996

Total	$14,523,745	$251,946,749	$1,478,311	$267,948,805

Liability Derivatives

Futures Contracts

Interest Rate Risk	$(478,624)	$—	$—	$(478,624)

Forward Currency Contracts

Foreign Currency Risk	—	(157,737)	—	(157,737)

Written Swaptions

Interest Rate Risk	—	(34,952)	—	(34,952)

Swap Agreements

Interest Rate Risk	—	(61,539)	—	(61,539)

Total	$(478,624)	$(254,228)	$—	$(732,852)

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 97.6% of Net Assets

ASSET-BACKED SECURITIES — 0.1% (Cost: $30,593)
Skyline Aviation, Inc. Class A
3.23%(1)	07/03/38	$ 30,593	$28,924
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%
Government National Mortgage Association Series 2009-111, Class IO (I/O)
0.00%(2)	09/16/51	378,432	2,795
Government National Mortgage Association Series 2012-144, Class IO (I/O)
0.35%(3)	01/16/53	98,827	1,129

Total Commercial Mortgage-Backed Securities — Agency (Cost: $14,849)			3,924

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.0% (Cost: $12,946)
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)
0.53%(3)	09/10/47	24,111	—
CORPORATE BONDS — 85.2%

Aerospace & Defense — 2.4%
Boeing Co.
5.81%	05/01/50	105,000	99,179
5.93%	05/01/60	12,000	11,190
6.53%	05/01/34	58,000	62,120
HEICO Corp.
5.40%	08/01/36	85,000	84,204
Honeywell Aerospace, Inc.
4.95%(4)	03/16/36	185,000	178,427
Lockheed Martin Corp.
4.80%	08/15/34	235,000	230,006
5.20%	02/15/55	5,000	4,468
Northrop Grumman Corp.
5.15%	05/01/40	5,000	4,765
5.20%	06/01/54	140,000	124,074
RTX Corp.
6.40%	03/15/54	160,000	167,338

			965,771

Agriculture — 0.7%
Altria Group, Inc.
3.70%	02/04/51	5,000	3,323
4.88%	02/04/28	45,000	45,166
BAT Capital Corp. (United Kingdom)
4.39%	08/15/37	230,000	205,678
Imperial Brands Finance PLC (United Kingdom)
4.50%(4)	06/30/28	30,000	29,866

			284,033

Airlines — 0.5%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29	16,031	15,474
JetBlue Pass-Through Trust Series 2019-1, Class AA
2.75%	11/15/33	38,235	33,539
JetBlue Pass-Through Trust Series 2020-1, Class A
4.00%	05/15/34	19,203	18,064
United Airlines Pass-Through Trust Series 2016-2, Class AA
2.88%	04/07/30	5,808	5,591
United Airlines Pass-Through Trust Series 2023-1, Class A
5.80%	07/15/37	119,918	122,579

			195,247

Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC (Germany)
5.65%(4)	03/25/32	17,000	17,082

Issues	Maturity Date	Principal Amount	Value
5.80%(4)	03/27/35	$ 65,000	$64,305

			81,387

Banks — 15.4%
Bank of America Corp.
1.92% (1 day USD SOFR + 1.370%)(5)	10/24/31	30,000	26,439
2.09% (1 day USD SOFR + 1.060%)(5)	06/14/29	55,000	52,417
2.69% (1 day USD SOFR + 1.320%)(5)	04/22/32	680,000	610,116
5.47% (1 day USD SOFR + 1.650%)(5)	01/23/35	390,000	391,314
Bank of New York Mellon Corp.
5.83% (1 day USD SOFR Index + 2.074%)(5)	10/25/33	235,000	243,942
Citibank NA
4.85% (1 day USD SOFR + 0.910%)(5)	06/18/32	270,000	266,760
Citigroup, Inc.
2.57% (1 day USD SOFR + 2.107%)(5)	06/03/31	50,000	45,657
2.98% (1 day USD SOFR + 1.422%)(5)	11/05/30	1,000	939
5.33% (1 day USD SOFR + 1.465%)(5)	03/27/36	285,000	281,016
Goldman Sachs Group, Inc.
1.99% (1 day USD SOFR + 1.090%)(5)	01/27/32	535,000	466,440
2.60%	02/07/30	80,000	73,901
5.02% (1 day USD SOFR + 1.420%)(5)	10/23/35	275,000	264,756
5.09% (1 day USD SOFR + 1.340%)(5)	04/20/34	100,000	97,851
HSBC Holdings PLC (United Kingdom)
2.80% (1 day USD SOFR + 1.187%)(5)	05/24/32	70,000	62,622
JPMorgan Chase & Co.
1.95% (1 day USD SOFR + 1.065%)(5)	02/04/32	95,000	83,064
2.55% (1 day USD SOFR + 1.180%)(5)	11/08/32	600,000	527,736
2.58% (3 mo. USD Term SOFR + 1.250%)(5)	04/22/32	125,000	111,708
2.96% (1 day USD SOFR + 1.260%)(5)	01/25/33	400,000	357,692
3.90% (3 mo. USD Term SOFR + 1.482%)(5)	01/23/49	98,000	72,893
Morgan Stanley
1.93% (1 day USD SOFR + 1.020%)(5)	04/28/32	240,000	206,911
2.24% (1 day USD SOFR + 1.178%)(5)	07/21/32	305,000	265,057
5.59% (1 day USD SOFR + 1.418%)(5)	01/18/36	380,000	380,034
5.83% (1 day USD SOFR + 1.580%)(5)	04/19/35	100,000	101,891
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(5)	11/17/28	15,000	14,911
4.47% (1 day USD SOFR + 0.770%)(5)	07/06/28	5,000	4,991
PNC Financial Services Group, Inc.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
5.22% (1 day USD SOFR + 1.072%)(5)	01/29/31	$ 105,000	$105,808
5.68% (1 day USD SOFR + 1.902%)(5)	01/22/35	70,000	70,811
6.88% (1 day USD SOFR + 2.284%)(5)	10/20/34	35,000	37,965
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(5)	02/01/34	140,000	135,765
5.42% (1 day USD SOFR + 1.411%)(5)	02/12/36	35,000	34,943
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(5)	06/02/28	30,000	29,463
3.35% (1 day USD SOFR + 1.500%)(5)	03/02/33	560,000	509,370
4.90% (1 day USD SOFR + 2.100%)(5)	07/25/33	140,000	137,540
5.50% (1 day USD SOFR + 1.780%)(5)	01/23/35	220,000	220,482

			6,293,205

Beverages — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%	02/01/46	355,000	310,558
Bacardi Ltd.
4.70%(4)	05/15/28	50,000	49,786
5.30%(4)	05/15/48	25,000	21,640
Becle SAB de CV (Mexico)
2.50%(4)	10/14/31	90,000	76,705
Coca-Cola Co.
4.65%	08/14/34	170,000	167,566
Constellation Brands, Inc.
2.25%	08/01/31	120,000	105,004
Diageo Investment Corp. (United Kingdom)
5.63%	04/15/35	200,000	203,188
JDE Peet’s NV (Netherlands)
2.25%(4)	09/24/31	25,000	21,548

			955,995

Biotechnology — 1.5%
Amgen, Inc.
4.40%	05/01/45	5,000	4,069
4.88%	03/01/53	10,000	8,340
5.65%	03/02/53	195,000	181,465
5.75%	03/02/63	10,000	9,231
Biogen, Inc.
5.75%	05/15/35	65,000	66,489
Gilead Sciences, Inc.
2.60%	10/01/40	80,000	56,502
5.10%	06/15/35	190,000	187,973
Illumina, Inc.
2.55%	03/23/31	20,000	17,908
Royalty Pharma PLC
1.75%	09/02/27	95,000	92,169

			624,146

Chemicals — 0.4%
Ecolab, Inc.
5.35%	06/15/36	100,000	99,808
International Flavors & Fragrances, Inc.
5.00%	09/26/48	40,000	33,823
LYB International Finance III LLC
4.20%	05/01/50	50,000	35,180

Issues	Maturity Date	Principal Amount	Value
Solvay Finance America LLC (Belgium)
5.85%(4)	06/04/34	$ 10,000	$10,080

			178,891

Commercial Services — 1.0%
Dalrymple Bay Finance Pty. Ltd. (Australia)
6.23%	03/24/31	AUD 50,000	35,666
Global Payments, Inc.
4.45%	06/01/28	30,000	29,714
5.30%	08/15/29	75,000	75,112
RELX Capital, Inc. (United Kingdom)
4.00%	03/18/29	10,000	9,813
Rentokil Terminix Funding PLC (United Kingdom)
4.63%(4)	04/23/31	100,000	97,248
Rollins, Inc.
5.25%	02/24/35	105,000	102,602
Transurban Queensland Finance Pty. Ltd. (Australia)
6.43%	06/05/36	AUD 30,000	21,136
WestConnex Finance Co. Pty. Ltd. (Australia)
6.41%	04/30/36	AUD 30,000	21,188

			392,479

Computers — 1.5%
Apple, Inc.
2.65%	02/08/51	230,000	132,080
Dell International LLC/EMC Corp.
4.50%	02/15/31	120,000	117,055
5.00%	04/01/30	105,000	105,036
Gartner, Inc.
4.95%	03/20/31	100,000	96,819
International Business Machines Corp.
5.20%	02/10/35	155,000	150,991

			601,981

Cosmetics/Personal Care — 0.2%
Kenvue, Inc.
4.90%	03/22/33	70,000	69,187

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%	01/30/32	143,000	129,319
3.88%	01/23/28	4,000	3,950
American Express Co.
4.92% (1 day USD SOFR + 1.220%)(5)	07/20/33	65,000	64,103
6.49% (1 day USD SOFR + 1.940%)(5)	10/30/31	90,000	95,148
Avolon Holdings Funding Ltd. (Ireland)
2.53%(4)	11/18/27	2,000	1,943
2.75%(4)	02/21/28	10,000	9,687
Blackrock, Inc.
3.75%	07/18/35	EUR 100,000	114,264
Capital One Financial Corp.
3.27% (1 day USD SOFR + 1.790%)(5)	03/01/30	10,000	9,591
6.70%	11/29/32	10,000	10,730
LSEG U.S. Fin Corp.
5.25%(4)	03/23/36	130,000	126,637
LSEGA Financing PLC (United Kingdom)
2.00%(4)	04/06/28	20,000	19,153
Mastercard, Inc.
4.55%	01/15/35	140,000	134,000
Raymond James Financial, Inc.
3.75%	04/01/51	110,000	76,188

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Sumisho Air Lease Corp.
3.63%	12/01/27	$ 34,000	$33,504

			828,217

Electric — 8.5%
AEP Transmission Co. LLC
2.75%	08/15/51	240,000	138,072
3.65%	04/01/50	5,000	3,480
Alabama Power Co.
5.10%	04/02/35	225,000	221,821
5.50%	03/15/41	9,000	8,768
Alliant Energy Corp.
5.75% (5 yr. CMT + 2.077%)(5)	04/01/56	95,000	93,231
American Electric Power Co., Inc.
5.80% (5 yr. CMT + 2.128%)(5)	03/15/56	95,000	93,325
Arizona Public Service Co.
3.35%	05/15/50	15,000	9,672
6.35%	12/15/32	110,000	115,961
Ausgrid Finance Pty. Ltd. (Australia)
5.95%(6)	12/10/35	AUD 60,000	41,320
Baltimore Gas & Electric Co.
2.90%	06/15/50	98,000	58,489
Black Hills Corp.
4.35%	05/01/33	15,000	14,041
CenterPoint Energy Houston Electric LLC
5.15%	03/01/34	130,000	128,886
CenterPoint Energy, Inc.
5.95% (5 yr. CMT + 2.223%)(5)	04/01/56	70,000	69,362
6.40% (5 yr. CMT + 1.885%)(5)	08/15/58	50,000	49,983
Cleco Power LLC
5.30%(4)	01/15/36	105,000	102,662
Commonwealth Edison Co.
6.45%	01/15/38	5,000	5,366
Consolidated Edison Co. of New York, Inc.
3.88%	06/15/47	35,000	25,599
6.15%	11/15/52	30,000	29,868
Dominion Energy, Inc.
6.20% (5 yr. CMT + 2.006%)(5)	02/15/56	80,000	78,918
Duke Energy Carolinas LLC
3.75%	06/01/45	70,000	51,796
3.88%	03/15/46	195,000	145,659
4.25%	12/15/41	50,000	41,999
Duke Energy Progress LLC
5.05%	03/15/35	280,000	273,829
Electricite de France SA
2.00%(6)	12/09/49	EUR 100,000	67,271
EnBW International Finance BV (Germany)
6.05%(6)	10/30/34	AUD 90,000	62,891
Entergy Corp.
6.10% (5 yr. CMT + 2.013%)(5)	06/15/56	55,000	54,092
Evergy Kansas Central, Inc.
5.70%	03/15/53	10,000	9,535
FirstEnergy Transmission LLC
5.45%(4)	07/15/44	120,000	109,650
Florida Power & Light Co.
5.30%	06/15/34	320,000	320,704
5.60%	06/15/54	140,000	130,934
International Transmission Co.
4.63%	08/15/43	105,000	88,874

Issues	Maturity Date	Principal Amount	Value
Interstate Power & Light Co.
2.30%	06/01/30	$ 30,000	$27,278
MidAmerican Energy Co.
4.25%	05/01/46	75,000	59,432
5.85%	09/15/54	55,000	53,004
Narragansett Electric Co.
3.40%(4)	04/09/30	10,000	9,490
Network Finance Co. Pty. Ltd. (Australia)
2.41%	10/03/29	AUD 100,000	63,487
NSW Electricity Networks Finance Pty. Ltd. (Australia)
2.54%(6)	09/23/30	AUD 100,000	62,255
Oncor Electric Delivery Co. LLC
4.60%	06/01/52	50,000	39,935
5.35%	04/01/35	85,000	84,818
PacifiCorp
4.13%	01/15/49	40,000	28,948
Powerco Ltd. (New Zealand)
6.43%	04/28/36	AUD 30,000	21,238
Public Service Co. of Oklahoma
5.45%	01/15/36	115,000	113,558
Southern Co.
6.00% (5 yr. CMT + 1.993%)(5)	04/01/58	90,000	89,303
Tucson Electric Power Co.
3.25%	05/01/51	10,000	6,415
Virginia Electric & Power Co.
2.45%	12/15/50	102,000	54,861
3.80%	09/15/47	10,000	7,242
Vistra Operations Co. LLC
5.70%(4)	12/30/34	75,000	74,113
Xcel Energy, Inc.
4.80%	09/15/41	35,000	30,500

			3,471,935

Electronics — 1.0%
Amphenol Corp.
4.63%	02/15/36	225,000	212,166
Fortive Corp.
5.25%	05/15/36	70,000	68,116
Hubbell, Inc.
4.80%	11/15/35	130,000	123,554

			403,836

Engineering & Construction — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
5.90%(6)	04/19/34	AUD 40,000	27,933

Entertainment — 0.1%
Flutter Treasury DAC (Ireland)
5.88%(4)	06/04/31	65,000	64,344

Environmental Control — 0.2%
Waste Management, Inc.
4.95%	03/15/35	75,000	73,535

Food — 0.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%	04/01/33	140,000	142,077
Kraft Heinz Foods Co.
4.63%	10/01/39	10,000	8,660
Pilgrim’s Pride Corp.
3.50%	03/01/32	180,000	162,137
Smithfield Foods, Inc.
2.63%(4)	09/13/31	75,000	65,787

			378,661

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Gas — 1.3%
Boston Gas Co.
3.76%(4)	03/16/32	$ 180,000	$166,709
KeySpan Gas East Corp.
3.59%(4)	01/18/52	25,000	16,009
5.82%(4)	04/01/41	40,000	38,520
NiSource, Inc.
5.40%	06/30/33	140,000	141,105
5.75% (5 yr. CMT + 2.035%)(5)	07/15/56	70,000	69,003
Northwest Natural Holding Co.
7.00% (5 yr. CMT + 2.701%)(5)	09/15/55	60,000	60,941
Southern Co. Gas Capital Corp.
4.40%	06/01/43	10,000	8,239
5.88%	03/15/41	15,000	15,001

			515,527

Health Care-Products — 3.3%
Abbott Laboratories
4.65%	03/15/36	410,000	389,578
Alcon Finance Corp.
2.60%(4)	05/27/30	140,000	128,839
Augusta SpinCo Corp.
5.25%	03/23/36	55,000	54,032
Baxter International, Inc.
3.95%	04/01/30	110,000	105,328
GE HealthCare Technologies, Inc.
5.86%	03/15/30	175,000	179,867
Medline Borrower LP
3.88%(4)	04/01/29	160,000	154,951
Revvity, Inc.
2.55%	03/15/31	25,000	22,362
Smith & Nephew PLC (United Kingdom)
2.03%	10/14/30	30,000	26,529
STERIS Irish FinCo UnLtd Co.
2.70%	03/15/31	15,000	13,512
Thermo Fisher Scientific, Inc.
4.90%	02/12/36	25,000	24,175
5.09%	08/10/33	170,000	169,546
VSP Optical Group, Inc.
5.45%(4)	12/01/35	75,000	73,744

			1,342,463

Health Care-Services — 3.9%
Children’s Hospital Medical Center
2.82%	11/15/50	20,000	12,114
Cigna Group
5.25%	01/15/36	220,000	215,820
5.40%	03/15/33	85,000	85,845
Elevance Health, Inc.
5.00%	01/15/36	195,000	187,654
5.20%	02/15/35	120,000	118,036
HCA, Inc.
3.50%	07/15/51	100,000	63,814
5.25%	06/15/49	40,000	34,232
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45%(4)	06/15/34	70,000	69,302
Humana, Inc.
5.38%	04/15/31	160,000	160,727
IQVIA, Inc.
6.25%	02/01/29	10,000	10,278
UnitedHealth Group, Inc.
3.70%	08/15/49	10,000	7,027
4.25%	04/15/47	15,000	11,750
5.15%	07/15/34	395,000	391,852

Issues	Maturity Date	Principal Amount	Value
5.63%	07/15/54	$ 180,000	$167,634
Universal Health Services, Inc.
1.65%	09/01/26	40,000	39,932
West Virginia United Health System Obligated Group
3.13%	06/01/50	35,000	21,470

			1,597,487

Household Products/Wares — 0.4%
Clorox Co.
5.25%	05/15/36	180,000	175,469

Insurance — 4.6%
Allstate Corp.
3.85%	08/10/49	20,000	14,397
Aon Corp./Aon Global Holdings PLC
3.90%	02/28/52	115,000	80,661
Arthur J Gallagher & Co.
3.05%	03/09/52	15,000	8,899
6.50%	02/15/34	85,000	90,088
Brown & Brown, Inc.
4.20%	03/17/32	100,000	93,952
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(4),(5)	11/01/53	170,000	166,700
Farmers Exchange Capital III
5.45% (3 mo. USD Term SOFR + 3.716%)(4),(5)	10/15/54	50,000	46,500
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(4),(5)	11/01/57	35,000	30,058
Guardian Life Insurance Co. of America
3.70%(4)	01/22/70	45,000	28,060
Marsh & McLennan Cos., Inc.
4.95%	03/15/36	255,000	245,805
Mercury General Corp.
6.25%	06/15/36	80,000	79,658
Metropolitan Life Global Funding I
3.30%(4)	03/21/29	230,000	221,764
MMI Capital Trust I
7.63%	12/15/27	25,000	25,922
New York Life Global Funding
4.55%(4)	01/28/33	340,000	328,008
5.00%(4)	01/09/34	125,000	122,691
NLG Global Funding
4.35%(4)	09/15/30	40,000	38,919
Pacific Life Global Funding II
5.69%(6)	04/22/31	AUD 100,000	70,780
Teachers Insurance & Annuity Association of America
3.30%(4)	05/15/50	200,000	127,654
Willis North America, Inc.
5.35%	05/15/33	70,000	69,898

			1,890,414

Internet — 4.5%
Airbnb, Inc.
5.25%	03/16/36	85,000	82,866
Alphabet, Inc.
3.00%	05/06/33	EUR 100,000	110,719
4.70%	11/15/35	85,000	80,969
4.80%	02/15/36	95,000	90,781
5.25%	05/15/55	135,000	117,196
5.65%	02/15/56	20,000	18,445
Amazon.com, Inc.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
3.95%	04/13/52	$ 135,000	$94,608
5.30%	07/09/36	15,000	14,739
5.45%	11/20/55	145,000	127,339
5.80%	03/13/56	190,000	175,064
6.10%	07/09/56	20,000	19,206
AppLovin Corp.
5.50%	12/01/34	135,000	132,990
Expedia Group, Inc.
5.50%	04/15/36	100,000	97,060
Meta Platforms, Inc.
4.88%	11/15/35	75,000	70,353
5.25%	05/15/36	85,000	81,528
5.40%	08/15/54	70,000	56,883
5.60%	05/15/53	90,000	75,308
5.63%	11/15/55	115,000	96,334
6.30%	05/15/56	102,000	93,628
Sopaipilla Investor LLC
7.53%(4)	11/30/48	80,000	83,030
Uber Technologies, Inc.
4.80%	09/15/34	130,000	124,641

			1,843,687

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.
5.38%	01/15/36	135,000	130,775

Lodging — 0.4%
Choice Hotels International, Inc.
5.85%	08/01/34	40,000	39,906
Hyatt Hotels Corp.
5.05%	03/30/28	50,000	50,191
5.50%	06/30/34	10,000	9,970
Las Vegas Sands Corp.
6.00%	06/14/30	65,000	66,241

			166,308

Machinery-Construction & Mining — 0.3%
GE Vernova, Inc.
4.88%	02/04/36	140,000	134,586

Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52	235,000	140,481
4.80%	03/01/50	30,000	20,998
5.38%	05/01/47	37,000	28,065
Comcast Corp.
3.97%	11/01/47	135,000	91,526
4.00%	11/01/49	90,000	60,119
4.40%	08/15/35	130,000	117,413
Cox Communications, Inc.
2.60%(4)	06/15/31	85,000	73,980
Fox Corp.
6.50%	10/13/33	40,000	42,000
Time Warner Cable LLC
5.50%	09/01/41	98,000	81,016

			655,598

Miscellaneous Manufacturers — 0.7%
Dyno Nobel Ltd. (Australia)
5.40%	11/08/32	AUD 60,000	40,753
Eaton Corp.
4.50%	03/06/33	250,000	241,415

			282,168

Issues	Maturity Date	Principal Amount	Value

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%	12/01/28	$ 25,000	$24,009

Oil & Gas — 0.2%
Aker BP ASA (Norway)
3.10%(4)	07/15/31	105,000	95,172

Packaging & Containers — 0.8%
Amcor Finance USA, Inc.
5.63%	05/26/33	145,000	146,794
Amcor Flexibles North America, Inc.
2.63%	06/19/30	5,000	4,591
AptarGroup, Inc.
4.75%	03/30/31	95,000	93,432
CCL Industries, Inc. (Canada)
3.05%(4)	06/01/30	25,000	23,222
Smurfit Kappa Treasury ULC (Ireland)
5.44%	04/03/34	35,000	35,010
Sonoco Products Co.
3.13%	05/01/30	25,000	23,326

			326,375

Pharmaceuticals — 5.3%
AbbVie, Inc.
4.40%	11/06/42	100,000	84,709
5.20%	03/15/35	250,000	249,115
5.55%	03/15/56	75,000	70,031
Bayer U.S. Finance II LLC (Germany)
4.38%(4)	12/15/28	10,000	9,871
4.88%(4)	06/25/48	72,000	57,961
Becton Dickinson & Co.
4.30%	08/22/32	50,000	47,932
Bristol-Myers Squibb Co.
5.20%	02/22/34	120,000	120,466
CVS Health Corp.
5.05%	03/25/48	233,000	197,029
5.30%	06/01/33	178,000	177,489
Elanco Animal Health, Inc.
6.40%	08/28/28	5,000	5,118
Eli Lilly & Co.
4.90%	10/15/35	250,000	244,608
EMD Finance LLC (Germany)
5.00%(4)	10/15/35	80,000	77,119
Johnson & Johnson
3.40%	01/15/38	125,000	106,163
Merck & Co., Inc.
4.75%	12/04/35	145,000	139,275
5.00%	05/17/53	120,000	103,849
Novartis Capital Corp.
4.90%	03/18/36	285,000	277,000
Pfizer Investment Enterprises Pte. Ltd.
4.75%	05/19/33	95,000	92,751
Takeda Pharmaceutical Co. Ltd. (Japan)
5.30%	07/05/34	85,000	84,484
Teva Pharmaceutical Finance Netherlands IV BV (Israel)
5.75%	12/01/30	40,000	40,555

			2,185,525

Pipelines — 1.7%
Columbia Pipelines Operating Co. LLC
6.04%(4)	11/15/33	135,000	139,405
Energy Transfer LP
5.00%	05/15/50	195,000	157,942
6.13%	12/15/45	7,000	6,720

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Kinder Morgan Energy Partners LP
6.95%	01/15/38	$ 5,000	$5,463
Kinder Morgan, Inc.
7.80%	08/01/31	5,000	5,609
NGPL PipeCo LLC
3.25%(4)	07/15/31	50,000	45,701
Pipeline Funding Co. LLC
7.50%(4)	01/15/30	22,410	22,572
Sabine Pass Liquefaction LLC
4.20%	03/15/28	103,000	102,257
Southern Natural Gas Co. LLC
4.80%(4)	03/15/47	40,000	33,556
TransCanada PipeLines Ltd. (Canada)
4.63%	03/01/34	110,000	104,513
Williams Cos., Inc.
3.50%	10/15/51	115,000	75,624

			699,362

Real Estate — 0.1%
Vonovia SE (Germany)
5.72%(6)	09/03/35	AUD 40,000	26,534

REIT — 3.9%
American Assets Trust LP
3.38%	02/01/31	45,000	40,818
American Homes 4 Rent LP
2.38%	07/15/31	55,000	48,239
American Tower Corp.
2.70%	04/15/31	386,000	347,855
4.70%	12/15/32	40,000	38,777
Boston Properties LP
2.55%	04/01/32	10,000	8,634
Crown Castle, Inc.
2.10%	04/01/31	125,000	108,876
3.30%	07/01/30	105,000	98,068
CubeSmart LP
4.38%	02/15/29	15,000	14,839
Digital Realty Trust LP
3.60%	07/01/29	15,000	14,486
DOC Dr. LLC
2.63%	11/01/31	10,000	8,848
Equinix, Inc.
2.50%	05/15/31	145,000	128,334
Essex Portfolio LP
2.65%	03/15/32	5,000	4,390
5.50%	04/01/34	15,000	15,004
Extra Space Storage LP
2.20%	10/15/30	25,000	22,309
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	22,000	19,492
4.00%	01/15/30	55,000	52,554
5.63%	03/01/36	85,000	81,620
Healthcare Realty Holdings LP
3.63%	01/15/28	30,000	29,478
Host Hotels & Resorts LP
3.50%	09/15/30	30,000	28,134
5.70%	06/15/32	35,000	35,467
Hudson Pacific Properties LP
3.95%	11/01/27	10,000	9,761
Invitation Homes Operating Partnership LP
5.50%	08/15/33	5,000	5,016
LXP Industrial Trust
2.38%	10/01/31	15,000	13,201
2.70%	09/15/30	10,000	9,100
NNN REIT, Inc.
5.60%	10/15/33	35,000	35,369

Issues	Maturity Date	Principal Amount	Value
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
4.75%	03/15/33	$ 55,000	$52,984
Piedmont Operating Partnership LP
2.75%	04/01/32	30,000	25,551
Public Storage Operating Co. (REIT)
5.15%	08/15/36	105,000	102,295
Realty Income Corp.
5.13%	04/15/35	45,000	44,014
VICI Properties LP
5.13%	05/15/32	75,000	73,168
Weyerhaeuser Co.
3.38%	03/09/33	10,000	8,908
WP Carey, Inc.
4.65%	07/15/30	75,000	73,920

			1,599,509

Retail — 1.7%
Alimentation Couche-Tard, Inc. (Canada)
4.50%(4)	07/26/47	50,000	39,747
AutoNation, Inc.
3.85%	03/01/32	35,000	32,404
AutoZone, Inc.
5.13%	06/15/30	35,000	35,204
Home Depot, Inc.
4.95%	06/25/34	360,000	354,978
Lowe’s Cos., Inc.
5.75%	07/01/53	130,000	120,866
McDonald’s Corp.
4.20%	04/01/50	70,000	53,499
4.95%	03/03/35	60,000	58,543

			695,241

Semiconductors — 1.9%
Broadcom, Inc.
3.14%	11/15/35	350,000	284,627
Intel Corp.
2.00%	08/12/31	5,000	4,303
3.25%	11/15/49	115,000	70,211
3.73%	12/08/47	50,000	33,961
5.70%	02/10/53	13,000	11,545
Micron Technology, Inc.
2.70%	04/15/32	50,000	44,162
NVIDIA Corp.
4.95%	06/15/36	255,000	243,714
5.63%	06/15/56	65,000	58,835
Texas Instruments, Inc.
5.15%	02/08/54	10,000	8,849

			760,207

Software — 3.1%
Atlassian Corp.
5.50%	05/15/34	50,000	48,871
Cadence Design Systems, Inc.
4.70%	09/10/34	20,000	19,273
Constellation Software, Inc. (Canada)
5.46%(4)	02/16/34	125,000	120,439
Fiserv, Inc.
2.65%	06/01/30	25,000	22,803
5.25%	08/11/35	90,000	85,971
5.63%	08/21/33	35,000	34,752
Microsoft Corp.
2.92%	03/17/52	150,000	89,735
Open Text Corp. (Canada)
6.90%(4)	12/01/27	17,000	17,348
Oracle Corp.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
3.60%	04/01/50	$ 40,000	$22,942
3.95%	03/25/51	397,000	241,511
5.70%	02/04/36	80,000	74,149
6.70%	02/04/56	70,000	61,833
Paychex, Inc.
5.60%	04/15/35	125,000	124,246
Salesforce, Inc.
5.55%	03/15/36	145,000	141,391
6.55%	03/15/56	35,000	33,444
ServiceNow, Inc.
5.40%	05/15/36	90,000	87,918
Synopsys, Inc.
5.15%	04/01/35	30,000	29,135
Take-Two Interactive Software, Inc.
4.00%	04/14/32	15,000	14,153

			1,269,914

Telecommunications — 4.5%
AT&T, Inc.
3.55%	09/15/55	85,000	51,026
3.80%	12/01/57	253,000	156,686
4.50%	05/15/35	125,000	114,756
5.25%	10/30/36	120,000	114,337
Cdc Data Centres Australia Pty. Ltd.
6.87% (3 mo. AUD Bank Bill Swap + 2.400%)(5)	06/12/56	AUD 10,000	7,115
Cisco Systems, Inc.
5.05%	02/26/34	230,000	227,953
Road Michigan Property Owner I LLC
7.50%(4)	03/30/45	80,000	77,366
Sprint Capital Corp.
8.75%	03/15/32	25,000	29,097
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%(4)	09/20/29	194,250	194,728
T-Mobile USA, Inc.
2.55%	02/15/31	478,000	428,967
5.00%	02/15/36	100,000	94,794
5.05%	07/15/33	5,000	4,890
5.13%	05/15/32	60,000	59,674
Verizon Communications, Inc.
4.50%	08/10/33	300,000	284,487

			1,845,876

Toys/Games/Hobbies — 0.1%
Mattel, Inc.
5.00%	11/17/30	60,000	59,518

Transportation — 1.5%
Aurizon Network Pty. Ltd. (Australia)
2.90%(6)	09/02/30	AUD 40,000	25,175
Burlington Northern Santa Fe LLC
4.05%	06/15/48	15,000	11,431
5.50%	03/15/55	120,000	111,159
5.55%	03/15/56	45,000	41,998
Canadian National Railway Co.
4.95%	05/12/36	90,000	87,889
CSX Corp.
4.90%	03/15/55	60,000	51,180
Norfolk Southern Corp.
4.55%	06/01/53	100,000	79,624
Pacific National Finance Pty. Ltd. (Australia)
3.70%	09/24/29	AUD 90,000	58,730
Union Pacific Corp.
2.95%	03/10/52	50,000	30,161

Issues	Maturity Date	Principal Amount	Value
2.97%	09/16/62	$ 25,000	$13,794
5.60%	12/01/54	90,000	85,220

			596,361

Water — 0.1%
Essential Utilities, Inc.
5.30%	05/01/52	50,000	43,924

Total Corporate Bonds (Cost: $35,861,238)			34,852,792

FOREIGN GOVERNMENT BONDS — 0.4%
New South Wales Treasury Corp.
4.75%(6)	02/20/37	AUD 100,000	65,256
Queensland Treasury Corp.
5.00%(6)	07/21/37	AUD 100,000	66,092
5.25%(6)	08/13/38	AUD 25,000	16,674
Treasury Corp. of Victoria
2.00%	11/20/37	AUD 35,000	16,889

Total Foreign Government Bonds (Cost: $161,952)			164,911

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0% (Cost: $6,251)
Federal National Mortgage Association REMICS Series 2012-128, Class UA
2.50%	06/25/42	6,926	6,087

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.0% (Cost: $12,509)
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)
2.27% (-30 day USD SOFR Average + 5.886%)(5)	11/25/41	16,307	1,141
U.S. TREASURY SECURITIES — 11.9%
U.S. Treasury Bonds
5.00%	05/15/56	1,921,000	1,848,212
U.S. Treasury Notes
4.13%	06/30/28	242,000	241,385
4.25%	07/31/28	2,550,000	2,549,203
4.38%	05/15/36	217,000	211,355

Total U.S. Treasury Securities (Cost: $4,922,224)			4,850,155

Total Fixed Income Securities (Cost: $41,022,562)			39,907,934

Issues	Shares		Value
MONEY MARKET INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(7)		163,314	163,314
TCW Central Cash Fund, 3.74%(7),(8)		771,635	771,635
Total Money Market Investments (Cost: $934,949)			934,949

Total Investments (99.9%) (Cost: $41,957,511)			40,842,883

Excess Of Other Assets Over Liabilities (0.1%)			35,619
Net Assets (100.0%)			$40,878,502

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
69	2-Year U.S. Treasury Note Futures	09/30/26	14,230,302	$14,187,047	$(43,255)
1	Euro-Bobl Futures	09/08/26	132,141	131,275	(866)
1	U.S. Long Bond Futures	09/21/26	109,596	108,313	(1,283)
1	U.S. Ultra Long Bond Futures	09/21/26	112,244	109,688	(2,556)
			$14,584,283	$14,536,323	$(47,960)

Short Futures
3	10-Year Australian Bond Futures	09/15/26	(228,579)	$(228,240)	$339
4	10-Year U.S. Treasury Note Futures	09/21/26	(442,539)	(438,813)	3,726
16	3-Year Australian Bond Futures	09/15/26	(1,172,122)	(1,173,062)	(940)
69	5-Year U.S. Treasury Note Futures	09/30/26	(7,368,242)	(7,312,383)	55,859
3	Euro-Bund Futures	09/08/26	(434,849)	(430,217)	4,632
			$(9,646,331)	$(9,582,715)	$63,616

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (9)
Bank of New York	AUD	394,565	09/11/26	274,409	277,449	(3,040)
Goldman Sachs & Co.	AUD	702,317	09/11/26	484,289	493,853	(9,564)
Citibank N.A.	EUR	264,005	09/11/26	301,542	304,895	(3,353)

				$1,060,240	$1,076,197	$(15,957)

Notes to the Schedule of Investments:

CMT	Constant Maturity Treasury Index.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
AUD	Australian Dollar.
EUR	Euro Currency.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Security is not accruing interest.
(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $4,019,798 or 9.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(5)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(6)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $532,181 or 1.3% of net assets.

(7)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(8)	Affiliated issuer.
(9)	Fund sells foreign currency, buys USD.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$662,635	$22,759,000	$22,650,000	771,635	$771,635	$45,108	$-	$-	$-

Total					$771,635	$45,108	$-	$-	$-

TCW Corporate Bond ETF

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities

Corporate Bonds	$—	$34,852,792	$—	$34,852,792

U.S. Treasury Securities	—	4,850,155	—	4,850,155

Foreign Government Bonds	—	164,911	—	164,911

Asset-Backed Securities	—	—	28,924	28,924

Residential Mortgage-Backed Securities — Agency	—	6,087	—	6,087

Commercial Mortgage-Backed Securities — Agency	—	3,924	—	3,924

Residential Mortgage-Backed Securities — Non-Agency	—	1,141	—	1,141

Commercial Mortgage-Backed Securities — Non-Agency	—	—	—	—

Total Fixed Income Securities	—	39,879,010	28,924	39,907,934

Equity Securities

Money Market Investments	934,949	—	—	934,949

Total Investments	$934,949	$39,879,010	$28,924	$40,842,883

Asset Derivatives

Futures Contracts

Interest Rate Risk	64,556	—	—	64,556

Total	$999,505	$39,879,010	$28,924	$40,907,439

Liability Derivatives

Futures Contracts

Interest Rate Risk	$(48,900)	$—	$—	$(48,900)

Total	$(48,900)	$—	$—	$(48,900)

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 108.0% of Net Assets
CORPORATE BONDS — 20.2%

Aerospace & Defense — 0.1%
General Electric Co.
4.39% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36	$ 52,000	$49,414
TransDigm, Inc.
6.00%(2)	01/15/33	1,665,000	1,665,899
6.38%(2)	05/31/33	1,827,000	1,828,005
6.75%(2)	01/31/34	670,000	681,216

			4,224,534

Agriculture — 0.1%
Altria Group, Inc.
4.88%	02/04/28	490,000	491,803
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	44,000	43,579
Imperial Brands Finance PLC (United Kingdom)
4.50%(2)	06/30/28	2,955,000	2,941,821
6.13%(2)	07/27/27	195,000	197,738

			3,674,941

Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%(2)	04/20/29	3,861,917	3,846,430
JetBlue Pass-Through Trust Series 2019-1, Class AA
2.75%	11/15/33	2,134,198	1,872,076
JetBlue Pass-Through Trust Series 2020-1, Class A
4.00%	05/15/34	48,007	45,161

			5,763,667

Apparel — 0.1%
Crocs, Inc.
4.13%(2)	08/15/31	1,897,000	1,747,706

Auto Manufacturers — 0.1%
Volkswagen Bank GmbH (Germany)
4.38%(3)	11/26/33	EUR 1,600,000	1,831,811
Volkswagen Group of America Finance LLC (Germany)
5.65%(2)	03/25/32	70,000	70,338
Volkswagen International Finance NV (Germany)
7.88% (9 yr. EUR Swap + 4.783%)(1),(3),(4)	09/06/32	EUR 1,200,000	1,542,070

			3,444,219

Auto Parts & Equipment — 0.1%
Robert Bosch GmbH (Germany)
4.38%(3)	06/02/43	EUR 2,500,000	2,764,821

Banks — 2.4%
Bank of America Corp.
1.92% (1 day USD SOFR + 1.370%)(1)	10/24/31	5,025,000	4,428,482
2.55% (1 day USD SOFR + 1.050%)(1)	02/04/28	2,625,000	2,599,800
2.65% (1 day USD SOFR + 1.220%)(1)	03/11/32	225,000	202,131
2.97% (1 day USD SOFR + 1.330%)(1)	02/04/33	1,395,000	1,245,414
3.42% (3 mo. USD Term SOFR + 1.302%)(1)	12/20/28	685,000	673,547
4.38% (5 yr. CMT + 2.760%)(1),(4)	01/27/27	100,000	99,433
Citibank NA

Issues	Maturity Date	Principal Amount	Value
4.85% (1 day USD SOFR + 0.910%)(1)	06/18/32	$ 510,000	$503,880
4.88% (1 day USD SOFR + 0.712%)(1)	11/19/27	5,000,000	5,007,900
4.91%	05/29/30	2,000,000	2,004,280
Citigroup, Inc.
6.63% (5 yr. CMT + 3.001%)(1),(4)	02/15/31	3,075,000	3,084,840
Goldman Sachs Bank USA
4.66% (1 day USD SOFR + 0.720%)(1)	06/03/29	2,075,000	2,069,771
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%)(1)	09/10/27	5,000	4,985
1.95% (1 day USD SOFR + 0.913%)(1)	10/21/27	325,000	323,235
2.38% (1 day USD SOFR + 1.248%)(1)	07/21/32	1,000,000	873,980
JPMorgan Chase & Co.
1.76% (3 mo. USD Term SOFR + 1.105%)(1)	11/19/31	3,080,000	2,690,257
2.07% (1 day USD SOFR + 1.015%)(1)	06/01/29	120,000	114,419
2.18% (1 day USD SOFR + 1.890%)(1)	06/01/28	5,000,000	4,902,700
2.55% (1 day USD SOFR + 1.180%)(1)	11/08/32	2,770,000	2,436,381
2.58% (3 mo. USD Term SOFR + 1.250%)(1)	04/22/32	760,000	679,182
4.01% (3 mo. USD Term SOFR + 1.382%)(1)	04/23/29	255,000	252,016
4.32% (1 day USD SOFR + 1.560%)(1)	04/26/28	3,500,000	3,493,140
4.98% (1 day USD SOFR + 0.930%)(1)	07/22/28	1,470,000	1,474,616
5.77% (1 day USD SOFR + 1.490%)(1)	04/22/35	415,000	424,159
Morgan Stanley
2.24% (1 day USD SOFR + 1.178%)(1)	07/21/32	230,000	199,879
2.94% (1 day USD SOFR + 1.290%)(1)	01/21/33	354,000	314,784
4.49% (1 day USD SOFR + 0.950%)(1)	01/16/32	5,215,000	5,063,243
Morgan Stanley Bank NA
4.79% (1 day USD SOFR Index + 0.974%)(1)	05/10/30	325,000	323,781
5.50% (1 day USD SOFR + 0.865%)(1)	05/26/28	10,000,000	10,070,700
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(1)	11/17/28	5,685,000	5,651,288
4.47% (1 day USD SOFR + 1.020%)(1)	11/19/31	2,370,000	2,307,361
4.73% (1 day USD SOFR + 1.080%)(1)	07/18/31	3,200,000	3,159,616
PNC Financial Services Group, Inc.
3.40% (5 yr. CMT + 2.595%)(1),(4)	09/15/26	105,000	104,654
5.58% (1 day USD SOFR + 1.841%)(1)	06/12/29	1,370,000	1,390,317

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
U.S. Bancorp
5.78% (1 day USD SOFR + 2.020%)(1)	06/12/29	$ 5,000,000	$5,092,600
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(1)	06/02/28	460,000	451,766
2.88% (3 mo. USD Term SOFR + 1.432%)(1)	10/30/30	5,000,000	4,693,150
3.35% (1 day USD SOFR + 1.500%)(1)	03/02/33	2,835,000	2,578,688
4.84% (1 day USD SOFR + 0.970%)(1)	05/20/32	2,485,000	2,452,397
5.50% (1 day USD SOFR + 1.780%)(1)	01/23/35	225,000	225,493

			83,668,265

Beverages — 0.2%
Becle SAB de CV (Mexico)
2.50%(2)	10/14/31	1,790,000	1,525,581
Heineken NV (Netherlands)
4.24%(3)	11/14/45	EUR 925,000	1,014,472
JDE Peet’s NV (Netherlands)
2.25%(2)	09/24/31	750,000	646,432
Maple Parent Holdings Corp.
4.73%(2)	03/26/35	EUR 1,755,000	2,037,621

			5,224,106

Biotechnology — 0.0%
Amgen, Inc.
3.15%	02/21/40	100,000	75,636

Building Materials — 0.1%
JH North America Holdings, Inc.
6.13%(2)	07/31/32	2,975,000	2,983,925

Chemicals — 0.3%
FIS Fabbrica Italiana Sintetici SpA
5.25%(2)	02/05/31	EUR 1,100,000	1,280,655
International Flavors & Fragrances, Inc.
1.83%(2)	10/15/27	405,000	391,963
2.30%(2)	11/01/30	505,000	451,879
Itelyum Regeneration SpA (Italy)
5.75%(2)	04/15/30	EUR 250,000	293,528
5.75%(3)	04/15/30	EUR 820,000	962,774
SCIH Salt Holdings, Inc.
6.63%(2),(5)	08/15/31	2,953,000	2,951,789
8.00%(2),(5)	08/15/32	2,772,000	2,758,916
WR Grace Holdings LLC
7.00%(2)	08/01/33	500,000	480,025
7.38%(2)	03/01/31	1,732,000	1,721,279

			11,292,808

Commercial Services — 0.8%
AA Bond Co. Ltd. (United Kingdom)
5.50%(3)	07/31/50	GBP 940,000	1,234,466
ADT Security Corp.
5.88%(2)	10/15/33	1,668,000	1,623,331
BCP V Modular Services Finance II PLC (United Kingdom)
6.50%(3)	07/10/31	EUR 1,070,000	1,030,195
Dalrymple Bay Finance Pty. Ltd. (Australia)
6.23%	03/24/31	AUD 840,000	599,181
EquipmentShare.com, Inc.
7.13%(2)	07/01/34	2,642,000	2,527,443
Global Payments, Inc.
4.50%	11/15/28	4,215,000	4,160,247

Issues	Maturity Date	Principal Amount	Value
Grand Canyon University
5.13%	10/01/28	$ 1,000,000	$989,620
Herc Holdings, Inc.
7.25%(2)	06/15/33	1,445,000	1,492,122
ION Platform Finance U.S., Inc.
7.88%(2)	09/30/32	500,000	397,085
RAC Bond Co. PLC (United Kingdom)
8.25%(3)	05/06/46	GBP 100,000	141,926
Raven Acquisition Holdings LLC
6.88%(2)	11/15/31	1,809,000	1,761,749
Rentokil Terminix Funding LLC
5.00%(2)	04/28/30	1,970,000	1,962,928
Rollins, Inc.
5.25%	02/24/35	1,090,000	1,065,104
Upbound Group, Inc.
6.38%(2)	02/15/29	2,564,000	2,551,283
VT Topco, Inc.
8.50%(2)	08/15/30	2,883,000	2,947,954
WestConnex Finance Co. Pty. Ltd. (Australia)
5.94%	04/30/32	AUD 1,170,000	825,592
6.41%	04/30/36	AUD 1,380,000	974,659

			26,284,885

Computers — 0.3%
Dell International LLC/EMC Corp.
4.75%	04/01/28	1,135,000	1,136,532
5.00%	04/01/30	840,000	840,286
Gartner, Inc.
3.75%(2)	10/01/30	4,200,000	3,835,272
McAfee Corp.
7.38%(2)	02/15/30	1,869,000	1,585,155
NCR Voyix Corp.
5.00%(2)	10/01/28	1,699,000	1,646,382
Science Applications International Corp.
5.88%(2)	11/01/33	800,000	783,784

			9,827,411

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%(2)	04/01/29	860,000	828,610
Perrigo Finance Unlimited Co.
5.15%	06/15/30	2,507,000	2,373,853
6.13%	09/30/32	1,113,000	1,057,973

			4,260,436

Distribution & Wholesale — 0.1%
Core & Main LP
6.00%(2)	07/01/34	3,369,000	3,352,391

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	123,000	122,455
3.88%	01/23/28	5,000	4,938
American Express Co.
4.92% (1 day USD SOFR + 1.220%)(1)	07/20/33	1,680,000	1,656,816
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%(2)	12/15/44	2,702,607	2,636,555
Avolon Holdings Funding Ltd. (Ireland)
2.53%(2)	11/18/27	1,976,000	1,919,783
First Eagle Holdings, Inc.
7.25%(2)	08/15/32	4,951,000	5,013,383
Jane Street Group/JSG Finance, Inc.
6.13%(2)	11/01/32	780,000	776,747
6.75%(2)	05/01/33	90,000	91,816

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
7.13%(2)	04/30/31	$ 905,000	$934,757

			13,157,250

Electric — 1.9%
Alliant Energy Corp.
5.75% (5 yr. CMT + 2.077%)(1)	04/01/56	3,630,000	3,562,409
Alliant Energy Finance LLC
3.60%(2)	03/01/32	655,000	602,403
5.95%(2)	03/30/29	1,500,000	1,536,105
Alpha Generation LLC
6.25%(2)	01/15/34	1,785,000	1,746,783
American Electric Power Co., Inc.
5.80% (5 yr. CMT + 2.128%)(1)	03/15/56	5,570,000	5,471,801
Amprion GmbH (Germany)
4.58%(3)	01/15/46	EUR 1,600,000	1,781,663
Arizona Public Service Co.
6.35%	12/15/32	135,000	142,316
Ausgrid Finance Pty. Ltd. (Australia)
5.41%	03/28/31	AUD 940,000	654,453
5.95%(3)	12/10/35	AUD 1,520,000	1,046,767
CenterPoint Energy, Inc.
5.95% (5 yr. CMT + 2.223%)(1)	04/01/56	4,685,000	4,642,320
6.40% (5 yr. CMT + 1.885%)(1)	08/15/58	4,500,000	4,498,425
Dominion Energy, Inc.
6.00% (5 yr. CMT + 2.262%)(1)	02/15/56	5,325,000	5,276,276
Electricite de France SA
4.75%(3)	06/17/44	EUR 3,100,000	3,476,172
5.64%(3)	08/28/35	AUD 610,000	414,028
7.38% (5 yr. U.K. Government Bond + 3.775%)(1),(3),(4)	06/17/35	GBP 300,000	418,214
9.13% (5 yr. CMT + 5.411%)(1),(2),(4)	03/15/33	575,000	664,849
Elia Group SA (Belgium)
3.88%(3)	06/11/31	EUR 100,000	115,562
EnBW Energie Baden-Wuerttemberg AG (Germany)
4.50% (5 yr. EURIBOR ICE Swap + 1.846%)(1),(3)	02/10/56	EUR 1,200,000	1,340,135
EnBW International Finance BV (Germany)
5.79%(3)	02/26/36	AUD 1,570,000	1,064,308
6.05%(3)	10/30/34	AUD 2,460,000	1,719,018
Enel SpA (Italy)
4.50% (5 yr. EURIBOR ICE Swap + 1.821%)(1),(3),(4)	10/14/34	EUR 1,470,000	1,638,733
Entergy Corp.
5.88% (5 yr. CMT + 2.179%)(1)	06/15/56	2,000,000	1,978,900
Eurogrid GmbH (Germany)
3.28%(3)	09/05/31	EUR 200,000	226,299
FirstEnergy Transmission LLC
2.87%(2)	09/15/28	418,000	401,736
Florida Power & Light Co.
5.70%	03/15/55	2,000,000	1,892,600
Interstate Power & Light Co.
5.70%	10/15/33	1,000,000	1,017,380
MVM Energetika Zrt (Hungary)
6.50%(3)	03/13/31	400,000	415,740
Public Service Co. of Oklahoma
5.45%	01/15/36	3,000,000	2,962,380

Issues	Maturity Date	Principal Amount	Value
Southern Co.
3.75% (5 yr. CMT + 2.915%)(1)	09/15/51	$ 9,500,000	$9,490,785
Southwestern Electric Power Co.
5.30%	04/01/33	600,000	597,786
TenneT Holding BV (Netherlands)
4.88% (5 yr. EURIBOR ICE Swap + 2.214%)(1),(3),(4)	12/21/31	EUR 2,000,000	2,341,286
Tucson Electric Power Co.
5.50%	04/15/53	305,000	278,081
Vistra Operations Co. LLC
6.88%(2)	04/15/32	1,720,000	1,777,431

			65,193,144

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
6.00%(2)	09/15/33	2,245,000	2,134,658

Electronics — 0.0%
Amphenol Corp.
3.38%	05/12/29	EUR 825,000	950,255

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom)
3.88%(3)	01/16/38	EUR 250,000	277,433
4.38%(3)	06/11/39	EUR 375,000	425,979
4.50%(3)	07/11/35	EUR 865,000	1,020,038
Sydney Airport Finance Co. Pty. Ltd. (Australia)
5.90%(3)	04/19/34	AUD 750,000	523,748

			2,247,198

Entertainment — 0.5%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom)
5.75%(2)	01/15/33	1,592,000	1,536,296
Caesars Entertainment, Inc.
4.63%(2)	10/15/29	1,453,000	1,384,244
6.00%(2)	10/15/32	2,600,000	2,285,920
6.50%(2)	02/15/32	2,220,000	2,126,360
7.00%(2)	02/15/30	1,000,000	1,004,260
European Entertainment Group AB (Sweden)
9.74% (3 mo. EUR EURIBOR + 7.250%)(1)	09/29/30	EUR 300,000	310,873
FDJ United (France)
3.38%(3)	11/21/33	EUR 1,000,000	1,104,706
Flutter Treasury DAC (Ireland)
5.00%(2)	04/29/29	EUR 100,000	117,544
6.13%(3)	06/04/31	GBP 525,000	702,241
LHMC Finco 2 SARL (Luxemburg) (8.63% Cash or 9.38% PIK)
8.63%(2)	05/15/30	EUR 1,037,180	1,238,806
8.63%(3)	05/15/30	EUR 1,000,000	1,194,398
Light & Wonder International, Inc.
6.25%(2)	10/01/33	1,752,000	1,723,127
Rivers Enterprise Borrower LLC
6.25%(2)	10/15/30	1,800,000	1,809,828
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%(2)	02/01/33	803,000	808,412
Voyager Parent LLC
9.25%(2)	07/01/32	1,056,000	1,122,961

			18,469,976

Environmental Control — 0.2%
Luna 1.5 SARL (Luxemburg)
10.50%(3)	07/01/32	EUR 1,056,250	1,294,542
Luna 2 5 SARL (Luxemburg)

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
5.50%(2)	07/01/32	EUR 1,100,000	$1,278,093
5.50%(3)	07/01/32	EUR 1,000,000	1,161,902
Seche Environnement SACA (France)
5.87% (5 yr. EURIBOR ICE Swap + 3.707%)(1),(3),(4)	01/09/31	EUR 2,000,000	2,288,979
Waste Pro USA, Inc.
7.00%(2)	02/01/33	2,460,000	2,505,240

			8,528,756

Financial — 0.4%
Nomura Corporate Funding Americas LLC
0.00%(6),(7)	10/27/26	6,475,467	6,471,581
Olympus Member LLC
5.77%(6)	07/15/51	2,174,114	2,150,369
5.77%(6)	07/15/51	5,178,220	5,121,666
5.97%(6)	07/15/51	314,127	310,716
5.97%(6)	07/15/51	748,175	740,050
7.00%(6)	07/15/51	25,242	24,755
7.00%(6)	07/15/51	60,122	58,962

Total Financial			14,878,099

Food — 0.4%
General Mills, Inc.
5.25% (5 yr. EURIBOR ICE Swap + 2.390%)(1)	07/16/56	EUR 1,810,000	2,042,786
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%	03/15/34	202,000	216,845
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%	04/01/33	2,000,000	2,029,680
Magnum Icc Finance BV (Netherlands)
3.25%(3)	11/26/31	EUR 1,080,000	1,213,794
Pilgrim’s Pride Corp.
3.50%	03/01/32	385,000	346,793
4.25%	04/15/31	2,930,000	2,786,723
6.25%	07/01/33	950,000	977,683
Post Holdings, Inc.
4.63%(2)	04/15/30	1,475,000	1,421,177
6.25%(2)	10/15/34	950,000	924,103
Roquette Freres SA (France)
6.00% (5 yr. EURIBOR ICE Swap + 3.098%)(1),(3),(4)	01/21/32	EUR 700,000	809,158
Smithfield Foods, Inc.
5.20%(2)	04/01/29	5,000	5,010

			12,773,752

Gas — 0.2%
CenterPoint Energy Resources Corp.
5.40%	03/01/33	765,000	769,246
KeySpan Gas East Corp.
5.99%(2)	03/06/33	385,000	395,141
NiSource, Inc.
5.75% (5 yr. CMT + 2.035%)(1)	07/15/56	3,160,000	3,115,001
Nortegas Energia Grupo SA (Spain)
4.13%(3)	01/21/33	EUR 900,000	1,019,870
Northwest Natural Holding Co.
7.00% (5 yr. CMT + 2.701%)(1)	09/15/55	2,000,000	2,031,380
Redexis SA (Spain)
4.38%(3)	05/30/31	EUR 1,100,000	1,281,314

			8,611,952

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 0.3%
180 Medical, Inc. (United Kingdom)
3.88%(2)	10/15/29	$ 269,000	$258,673
Medline Borrower LP
3.88%(2)	04/01/29	8,925,000	8,643,327
Sartorius Finance BV (Germany)
4.50%(3)	09/14/32	EUR 100,000	118,280
4.88%(3)	09/14/35	EUR 1,600,000	1,917,347

			10,937,627

Health Care-Services — 0.7%
Charlotte Buyer, Inc.
8.00%(2)	06/30/31	4,954,000	5,011,714
Cigna Group
4.50%	09/15/30	6,995,000	6,895,251
HCA, Inc.
2.38%	07/15/31	2,000,000	1,758,980
5.63%	09/01/28	3,275,000	3,319,049
Horseshoe Funding Trust I
6.06%(2)	02/15/36	570,000	568,336
Kedrion SpA (Italy)
6.50%(2)	09/01/29	1,380,000	1,364,571
Mehilainen Yhtiot OYJ (Finland)
5.13%(2)	06/30/32	EUR 1,145,000	1,328,015
ModivCare, Inc.
0.00%(2),(8)	10/01/29	744,450	11,167
Molina Healthcare, Inc.
6.25%(2)	01/15/33	1,637,000	1,620,875
Star Parent, Inc.
9.00%(2)	10/01/30	2,476,000	2,605,198

			24,483,156

Household Products/Wares — 0.1%
Spectrum Brands, Inc.
3.88%(2)	03/15/31	2,214,000	1,952,615

Housewares — 0.0%
Newell Brands, Inc.
7.38%	04/01/36	1,685,000	1,701,816

Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc.
6.00%(2)	08/01/29	405,000	366,278
7.50%(2)	11/06/30	380,000	368,030
8.25%(2)	02/01/29	2,005,000	1,923,697
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%(2)	10/01/31	938,000	938,779
7.00%(2)	01/15/31	1,155,000	1,173,919
7.38%(2)	10/01/32	1,444,000	1,455,494
Ardonagh Finco Ltd. (United Kingdom)
7.75%(2)	02/15/31	1,679,000	1,705,511
Asurion LLC/Asurion Co-Issuer, Inc.
8.38%(2)	02/01/34	805,000	734,571
CRC Insurance Group LLC
7.13%(2)	06/01/31	1,708,000	1,706,787
Farmers Exchange Capital
7.05%(2)	07/15/28	6,200,000	6,399,826
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	550,000	539,324
Farmers Exchange Capital III
5.45% (3 mo. USD Term SOFR + 3.716%)(1),(2)	10/15/54	835,000	776,550
Farmers Insurance Exchange

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57	$ 135,000	$115,937
7.00% (10 yr. CMT + 3.864%)(1),(2)	10/15/64	265,000	267,753
Marsh & McLennan Cos., Inc.
4.95%	03/15/36	1,500,000	1,445,910
Mercury General Corp.
6.25%	06/15/36	1,755,000	1,747,489
Metropolitan Life Global Funding I
2.95%(2)	04/09/30	15,000	14,007

			21,679,862

Internet — 1.6%
Alphabet, Inc.
3.50%	11/06/38	EUR 1,375,000	1,476,208
4.00%	11/06/44	EUR 1,305,000	1,384,110
4.50%	05/11/45	EUR 1,420,000	1,596,798
Amazon.com, Inc.
4.85%	03/16/64	EUR 4,125,000	4,534,508
4.88%	03/13/36	1,960,000	1,872,506
5.30%	07/09/36	3,000,000	2,947,860
5.80%	03/13/56	2,800,000	2,579,892
6.10%	07/09/56	3,700,000	3,553,147
Arches Buyer, Inc.
9.00%(2)	08/15/31	6,634,000	6,670,620
Booking Holdings, Inc.
3.88%	03/21/45	EUR 500,000	496,644
4.00%	03/01/44	EUR 530,000	541,716
4.50%	05/11/39	EUR 1,705,000	1,930,789
Cerved Group SpA (Italy)
6.00%(3)	02/15/29	EUR 855,000	669,682
7.65% (3 mo. EUR EURIBOR + 5.250%)(1),(3)	02/15/29	EUR 2,250,000	1,769,431
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%(2)	05/01/29	678,000	632,954
Meta Platforms, Inc.
4.60%	11/15/32	8,945,000	8,614,035
5.25%	05/15/36	2,800,000	2,685,620
5.63%	11/15/55	2,250,000	1,884,802
6.30%	05/15/56	2,576,000	2,364,562
Snap, Inc.
6.88%(2)	03/01/33	1,258,000	1,231,129
6.88%(2)	03/15/34	2,874,000	2,791,143
Sopaipilla Investor LLC
7.53%(2)	11/30/48	4,200,000	4,359,075
Uber Technologies, Inc.
4.30%	01/15/30	700,000	686,840

			57,274,071

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%	01/15/29	2,060,000	2,053,202
10.00%(2)	11/15/29	2,957,000	2,964,511

			5,017,713

Iron & Steel — 0.2%
CSN Inova Ventures (Brazil)
6.75%(2)	01/28/28	2,369,000	1,985,104
6.75%(3)	01/28/28	300,000	251,385
CSN Resources SA (Brazil)
5.88%(2)	04/08/32	4,396,000	2,718,442
CSN Resources SA (Brazil)
8.88%(3)	12/05/30	1,000,000	710,690

			5,665,621

Issues	Maturity Date	Principal Amount	Value

Lodging — 0.3%
Hyatt Hotels Corp.
5.05%	03/30/28	$ 3,405,000	$3,418,007
Las Vegas Sands Corp.
5.63%	06/15/28	1,825,000	1,842,410
6.00%	06/14/30	1,500,000	1,528,650
MGM Resorts International
6.50%	04/15/32	1,526,000	1,517,409
Wyndham Hotels & Resorts, Inc.
5.63%(2)	03/01/33	2,635,000	2,565,304

			10,871,780

Machinery-Construction & Mining — 0.0%
Eaton Capital ULC
3.55%	03/10/34	EUR 1,370,000	1,548,393

Machinery-Diversified — 0.1%
Columbus McKinnon Corp.
7.13%(2)	02/01/33	1,606,000	1,620,968
Lsf12 Helix Parent LLC
7.13%(2)	02/01/33	1,110,000	1,091,374
Oregon Tool Lux LP
7.88%(2)	10/15/29	549,538	97,538

			2,809,880

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%(2)	06/01/29	2,471,000	2,404,431
7.38%(2)	02/01/36	2,614,000	2,491,926
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	140,000	122,682
3.70%	04/01/51	530,000	312,112
3.90%	06/01/52	1,360,000	812,994
4.80%	03/01/50	250,000	174,988
5.85%	12/01/35	1,175,000	1,098,179
6.65%	02/01/34	246,000	244,768
CSC Holdings LLC
4.63%(2)	12/01/30	300,000	64,377
6.50%(2)	02/01/29	1,490,000	847,691
11.75%(2)	01/31/29	5,141,000	2,950,368
EchoStar Corp.
10.75%	11/30/29	2,628,000	2,844,127
Midcontinent Communications
8.00%(2)	08/15/32	4,956,000	4,213,690
Sirius XM Radio LLC
4.13%(2)	07/01/30	1,685,000	1,576,840
5.00%(2)	08/01/27	955,000	954,379
Time Warner Cable LLC
5.50%	09/01/41	1,535,000	1,268,984
Univision Communications, Inc.
8.88%(2)	04/15/33	3,460,000	3,356,200
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)
8.50%(2)	03/15/33	5,119,000	3,295,356
Virgin Media O2 Vendor Financing Notes VII DAC (Ireland)
7.50%(3)	07/15/33	EUR 385,000	303,235
VZ Secured Financing BV (Netherlands)
5.00%(2)	01/15/32	3,540,000	2,906,411
Ziggo Bonds Co. BV (Netherlands)
5.13%(2)	02/28/30	53,000	43,052

			32,286,790

Mining — 0.0%
Corp. Nacional del Cobre de Chile
5.13%(3)	02/02/33	407,000	395,832

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
5.95%(3)	01/08/34	$ 407,000	$411,339

			807,171

Miscellaneous Manufacturers — 0.2%
Dyno Nobel Ltd. (Australia)
5.40%	11/08/32	AUD 2,230,000	1,514,659
Smiths Group PLC (United Kingdom)
3.63%(3)	11/13/33	EUR 3,845,000	4,285,415

			5,800,074

Oil & Gas — 0.4%
Ecopetrol SA
8.38%	01/19/36	1,660,000	1,755,035
KazMunayGas National Co. JSC (Kazakhstan)
3.50%(2)	04/14/33	2,073,000	1,843,229
Matador Resources Co.
6.00%(2)	04/15/34	1,685,000	1,630,608
SM Energy Co.
9.63%(2)	06/15/33	1,500,000	1,651,515
Sunoco LP
5.63%(2)	07/15/34	560,000	542,433
5.88%(2)	03/15/34	1,555,000	1,524,429
7.88% (5 yr. CMT + 4.230%)(1),(2),(4)	09/18/30	4,300,000	4,417,046
Transocean International Ltd.
8.75%(2)	02/15/30	66,500	69,123

			13,433,418

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.74%	03/11/46	EUR 1,160,000	1,317,857
Kodiak Gas Services LLC
6.50%(2)	10/01/33	1,058,000	1,058,476
6.75%(2)	10/01/35	500,000	504,240

			2,880,573

Packaging & Containers — 0.3%
Amcor Finance USA, Inc.
4.50%	05/15/28	245,000	244,010
Amcor Flexibles North America, Inc.
4.80%	03/17/28	2,225,000	2,229,606
5.10%	03/17/30	1,000,000	1,003,550
5.50%	03/17/35	755,000	754,124
Amcor Group Finance PLC
5.45%	05/23/29	2,170,000	2,204,221
Amcor U.K. Finance PLC (Australia)
3.75%	02/20/33	EUR 700,000	788,357
Ardagh Group SA (5.50% Cash or 6.50% PIK)
11.00%(2)	12/01/30	1,621,531	1,504,213
Berry Global, Inc.
1.65%	01/15/27	40,000	39,514
5.50%	04/15/28	255,000	258,376
5.65%	01/15/34	150,000	151,068
Constantia Flexibles GmbH (Austria)
6.25%(2)	07/15/32	EUR 1,000,000	1,159,607
Graphic Packaging International LLC
6.38%(2)	07/15/32	1,616,000	1,615,790

			11,952,436

Pharmaceuticals — 0.4%
1261229 BC Ltd.
10.00%(2)	04/15/32	4,857,000	4,967,302
Bayer U.S. Finance II LLC (Germany)
4.38%(2)	12/15/28	510,000	503,411
4.40%(2)	07/15/44	245,000	189,934
4.63%(2)	06/25/38	750,000	662,730
6.50%(2)	11/21/33	500,000	526,180
CVS Health Corp.
5.05%	03/25/48	3,250,000	2,748,265

Issues	Maturity Date	Principal Amount	Value
5.88%	06/01/53	$ 212,000	$197,317
6.75% (5 yr. CMT + 2.516%)(1)	12/10/54	1,290,000	1,327,410
7.00% (5 yr. CMT + 2.886%)(1)	03/10/55	1,275,000	1,312,230
Dolcetto Holdco SpA (Italy)
5.63%(3)	07/14/32	EUR 625,000	725,100
Grifols SA (Spain)
7.50%(3)	05/01/30	EUR 508,923	611,090
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%(2)	04/17/32	932,000	856,061

			14,627,030

Pipelines — 0.5%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%(2)	06/15/31	1,860,000	1,813,240
Energy Transfer LP
6.63% (3 mo. USD Term SOFR + 4.417%)(1),(4)	02/15/28	2,733,000	2,744,697
Harvest Midstream I LP
6.75%(2)	05/15/34	1,585,000	1,592,909
ITT Holdings LLC
6.50%(2)	08/01/29	2,468,000	2,442,530
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%(2)	02/15/32	2,373,000	2,467,635
Pipeline Funding Co. LLC
7.50%(2)	01/15/30	130,725	131,671
Southern Natural Gas Co. LLC
4.80%(2)	03/15/47	65,000	54,529
TransMontaigne Partners LLC
8.50%(2)	06/15/30	496,000	507,339
Venture Global Calcasieu Pass LLC
3.88%(2)	11/01/33	750,000	659,168
4.13%(2)	08/15/31	580,000	538,379
Venture Global LNG, Inc.
6.63%(2)	06/15/36	1,865,000	1,829,845
9.00% (5 yr. CMT + 5.440%)(1),(2),(4)	09/30/29	511,000	508,174
Venture Global Plaquemines LNG LLC
6.75%(2)	01/15/36	1,224,000	1,282,152

			16,572,268

Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.00%(3)	05/04/28	EUR 195,000	215,089
Blackstone Property Partners Europe Holdings SARL (Luxemburg)
3.50%(3)	01/29/31	EUR 555,000	623,544
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH (Germany)
4.88%(3)	08/21/30	EUR 1,200,000	1,403,997
Finco Opal SARL (Luxemburg)
10.02% (3 mo. EUR EURIBOR + 7.750%)(1),(3)	03/02/30	EUR 2,700,000	3,084,798
Vonovia SE (Germany)
5.72%(3)	09/03/35	AUD 1,750,000	1,160,866

			6,488,294

REIT — 0.8%
American Tower Corp.
2.10%	06/15/30	2,550,000	2,288,191
2.90%	01/15/30	3,000,000	2,802,450
4.70%	12/15/32	2,000,000	1,938,860

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
4.90%	03/15/30	$ 500,000	$498,095
5.55%	07/15/33	1,500,000	1,511,610
5.90%	11/15/33	4,500,000	4,621,635
Boston Properties LP (REIT)
2.75%	10/01/26	10,000	9,979
Crown Castle, Inc. (REIT)
2.10%	04/01/31	1,250,000	1,088,762
Digital Dutch Finco BV
1.25%(3)	02/01/31	EUR 220,000	226,500
3.88%(3)	03/15/35	EUR 500,000	551,626
Equinix Asia Financing Corp. Pte. Ltd. (REIT)
4.40%	03/15/31	3,700,000	3,574,903
Extra Space Storage LP
2.40%	10/15/31	71,000	62,074
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31	73,000	68,453
5.30%	01/15/29	2,500,000	2,503,275
5.75%	06/01/28	10,000	10,088
Healthcare Realty Holdings LP
3.63%	01/15/28	150,000	147,390
Host Hotels & Resorts LP (REIT)
5.70%	06/15/32	725,000	734,686
Hudson Pacific Properties LP
3.95%	11/01/27	1,869,000	1,824,275
5.95%	02/15/28	491,000	486,989
Iron Mountain, Inc. (REIT)
6.25%(2)	01/15/33	1,034,000	1,038,963
LXP Industrial Trust
2.70%	09/15/30	160,000	145,598
VICI Properties LP/VICI Notes Co., Inc.
3.88%(2)	02/15/29	30,000	29,089
5.75%(2)	02/01/27	65,000	65,185
WP Carey, Inc.
3.75%	05/10/35	EUR 2,010,000	2,207,526
4.25%	07/23/32	EUR 200,000	232,097

			28,668,299

Retail — 0.9%
Academy Ltd.
5.88%(2)	05/15/31	3,389,000	3,357,584
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%(2)	07/01/32	1,990,000	1,939,116
Ferrellgas LP/Ferrellgas Finance Corp.
9.25%(2)	01/15/31	4,422,000	4,650,883
FirstCash, Inc.
6.13%(2)	05/01/34	2,954,000	2,912,526
6.88%(2)	03/01/32	320,000	325,258
HOA RoyaltyCo LLC Series 2025-1, Class A-2I
4.72%(2),(6)	11/22/55	793,589	5,555
Michaels Cos., Inc.
8.50%(2)	03/15/33	2,125,000	2,108,127
11.00%(2)	03/15/34	270,000	264,392
Papa John’s International, Inc.
3.88%(2)	09/15/29	2,535,000	2,390,150
Punch Finance PLC (United Kingdom)
7.88%(3)	12/30/30	GBP 910,000	1,266,865
QXO Building Products, Inc.
6.50%(2)	07/15/31	3,840,000	3,856,819
Stonegate Pub Co. Financing PLC (United Kingdom)
8.91% (3 mo. EUR EURIBOR + 6.625%)(1),(3)	07/31/29	EUR 1,710,000	1,985,689

Issues	Maturity Date	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50%(2)	12/15/35	$ 5,050,000	$4,867,038

			29,930,002

Semiconductors — 0.1%
Foundry JV Holdco LLC
5.50%(2)	01/25/31	185,000	186,830
Intel Corp.
2.00%	08/12/31	560,000	481,925
3.73%	12/08/47	2,000,000	1,358,440
NVIDIA Corp.
5.63%	06/15/56	2,575,000	2,330,761

			4,357,956

Software — 0.9%
AthenaHealth Group, Inc.
7.50%(2)	02/15/32	1,821,000	1,869,512
Atlassian Corp.
5.50%	05/15/34	1,400,000	1,368,388
Cloud Software Group LLC
8.25%(2)	06/30/32	2,957,000	2,801,905
Constellation Software, Inc. (Canada)
5.46%(2)	02/16/34	1,470,000	1,416,360
Db Data Center Red Oak LLC
0.90%(6),(9)	03/06/31	906,924	—
Fiserv, Inc.
4.55%	02/15/31	675,000	653,657
5.25%	08/11/35	2,370,000	2,263,895
5.45%	03/15/34	1,505,000	1,466,457
5.63%	08/21/33	675,000	670,221
Open Text Corp. (Canada)
6.90%(2)	12/01/27	760,000	775,565
Open Text Holdings, Inc. (Canada)
4.13%(2)	12/01/31	3,350,000	2,958,050
Oracle Corp.
6.70%	02/04/56	2,500,000	2,208,325
Paychex, Inc.
5.10%	04/15/30	3,880,000	3,881,940
5.35%	04/15/32	700,000	702,065
Salesforce, Inc.
4.65%	03/15/29	1,600,000	1,593,536
ServiceNow, Inc.
4.70%	08/15/31	1,940,000	1,910,958
SS&C Technologies, Inc.
5.50%(2)	09/30/27	52,000	52,011
6.50%(2)	06/01/32	2,443,000	2,466,941
TeamSystem SpA (Italy)
5.00%(3)	07/01/31	EUR 840,000	933,997
5.68% (3 mo. EUR EURIBOR + 3.250%)(1),(2)	07/01/32	EUR 800,000	908,774
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%(2)	02/01/29	282,000	235,174

			31,137,731

Telecommunications — 0.8%
Altice Financing SA (Luxembourg)
9.63%(2)	07/15/27	3,691,000	2,459,387
Big Sky Funding LLC
5.75%(6)	06/30/34	8,020,000	7,998,667
Global Switch Finance BV (United Kingdom)
1.38%(3)	10/07/30	EUR 725,000	766,032
Road Michigan Property Owner I LLC
7.50%(2)	03/30/45	4,410,000	4,264,823

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%(2)	09/20/29	$ 899,850	$902,064
Stingray Compute LLC
6.00%(2)	06/15/31	1,607,000	1,571,598
SV RNO Property Owner 1 LLC
5.88%(2)	03/01/31	749,000	696,877
T-Mobile USA, Inc.
2.55%	02/15/31	6,996,000	6,278,350
5.00%	02/15/36	1,300,000	1,232,322
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27
9.25%(2)	03/09/30	948,262	948,926

			27,119,046

Toys/Games/Hobbies — 0.1%
Mattel, Inc.
5.00%	11/17/30	2,200,000	2,182,334

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia)
2.90%(3)	09/02/30	AUD 1,700,000	1,069,922
6.10%(3)	09/12/31	AUD 1,740,000	1,232,677
Pacific National Finance Pty. Ltd. (Australia)
3.70%	09/24/29	AUD 3,250,000	2,120,813

			4,423,412

Water — 0.5%
DWR Cymru Financing U.K. PLC
2.38%(3)	03/31/34	GBP 2,665,000	2,698,773
2.50%(3)	03/31/36	GBP 530,000	520,059
Severn Trent Utilities Finance PLC (United Kingdom)
3.88%(3)	08/04/37	EUR 3,300,000	3,630,308
South West Water Finance PLC (United Kingdom)
6.38%(3)	08/05/41	GBP 1,200,000	1,542,954
Thames Water Super Senior Issuer PLC (United Kingdom)
9.75%(3)	10/10/27	GBP 2,600,000	3,676,661
United Utilities Water Finance PLC (United Kingdom)
3.75%(3)	05/23/34	EUR 420,000	473,784
Veolia Environnement SA (France) (I/F)
2.50% (-5 yr. EUR Swap + 2.840%)(1),(3),(4)	01/20/29	EUR 800,000	884,392
Yorkshire Water Finance PLC (United Kingdom)
2.75%(3)	04/18/41	GBP 935,000	778,607
6.38%(3)	11/18/34	GBP 2,070,000	2,785,492

			16,991,030

Total Corporate Bonds (Cost: $722,704,027)			709,135,189

FOREIGN GOVERNMENT BONDS — 1.5%
Abu Dhabi Government International Bonds
5.50%(2)	04/30/54	2,516,000	2,343,981
Brazil Government International Bonds
6.00%	10/20/33	1,539,000	1,532,690
6.13%	03/15/34	814,000	807,854
6.63%	03/15/35	867,000	877,326
Colombia Government International Bonds
7.75%	11/07/36	1,940,000	2,075,606
Guatemala Government Bonds
3.70%(3)	10/07/33	507,000	443,402
6.25%(3)	08/15/36	3,034,000	3,083,636
Hungary Government International Bonds
5.50%(2)	03/26/36	546,000	535,293
Kuwait International Government Bonds
5.51%(2)	07/29/36	4,060,000	4,046,643
Mexico Government International Bonds
4.88%	05/19/33	1,293,000	1,212,162
5.63%	09/22/35	2,551,000	2,434,317
6.35%	02/09/35	610,000	613,453

Issues	Maturity Date	Principal Amount	Value
New South Wales Treasury Corp.
5.25%(3)	02/24/38	AUD 7,030,000	$4,732,074
5.25%	02/22/39	AUD 1,195,000	796,557
Qatar Government International Bonds
5.10%(2)	04/23/48	2,812,000	2,534,821
Queensland Treasury Corp.
5.25%(3)	08/13/38	AUD 3,450,000	2,300,970
Republic of South Africa Government International Bonds
5.88%	06/22/30	632,000	642,251
5.88%	04/20/32	557,000	564,692
Romania Government International Bonds
5.75%(3)	03/24/35	1,900,000	1,815,583
6.63%(2)	05/16/36	594,000	597,932
6.63%(3)	05/16/36	2,732,000	2,750,086
Saudi Government International Bonds
5.88%(2)	01/12/56	2,688,000	2,470,460
Treasury Corp. of Victoria
2.00%	11/20/37	AUD 2,415,000	1,165,373
5.50%	09/15/39	AUD 2,010,000	1,356,646
Turkiye Government Bonds
36.00%	08/12/26	TRY 570,500,000	11,990,780

Total Foreign Government Bonds (Cost: $55,163,761)			53,724,588

ASSET-BACKED SECURITIES — 11.2%
522 Funding CLO Ltd. Series 2020-6A, Class CR2
5.70% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/23/34	1,100,000	1,086,311
Abry Liquid Credit CLO Ltd. Series 2025-2A, Class C
5.85% (3 mo. USD Term SOFR + 2.100%)(1),(2)	01/15/39	5,750,000	5,773,960
AGL CLO 9 Ltd. Series 2020-9A, Class CR2
5.73% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37	3,200,000	3,208,995
AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB
0.00%(2),(7)	10/20/38	700,000	433,644
Aligned Data Centers Issuer LLC Series 2026-1A, Class B
6.69%(2)	06/15/56	4,009,000	3,985,930
Alinea CLO Ltd. Series 2018-1A, Class DR
5.98% (3 mo. USD Term SOFR + 2.250%)(1),(2)	07/20/31	750,000	745,443
ALLO Issuer LLC Series 2024-1A, Class C
11.19%(2)	07/20/54	2,734,000	2,852,350
ALLO Issuer LLC Series 2025-1A, Class C
8.10%(2)	04/20/55	1,120,184	1,139,135
AMMC CLO 23 Ltd. Series 2020-23A, Class D1R3
6.95% (3 mo. USD Term SOFR + 3.200%)(1),(2)	07/17/38	3,200,000	3,206,803
AMMC CLO 24 Ltd. Series 2021-24A, Class BR
5.33% (3 mo. USD Term SOFR + 1.600%)(1),(2)	01/20/35	700,000	700,435
AMMC CLO 27 Ltd. Series 2022-27A, Class CR
5.53% (3 mo. USD Term SOFR + 1.800%)(1),(2)	01/20/37	3,000,000	3,002,895
Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C
5.59%(2)	10/25/40	2,300,000	2,239,678
APL Finance DAC Series 2025-1A, Class C
5.82%(2)	03/20/36	3,509,000	3,458,324

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Aqueduct European CLO 9 DAC Series 2025-9A, Class B
4.18% (3 mo. EUR EURIBOR + 1.750%)(1),(2)	04/15/38	EUR 1,775,000	$2,053,139
Arbour CLO VI DAC Series 6A, Class BR
4.18% (3 mo. EUR EURIBOR + 1.900%)(1),(2)	11/15/37	EUR 1,500,000	1,734,047
Arbour CLO VII DAC Series 7A, Class BR
4.45% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	12/15/38	EUR 1,350,000	1,561,812
Aurium CLO XIII DAC Series 13A, Class B
4.13% (3 mo. EUR EURIBOR + 1.700%)(1),(2)	04/15/38	EUR 1,775,000	2,048,599
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D
3.71%(2)	08/20/27	256,667	256,397
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D
4.08%(2)	02/20/28	3,682,000	3,662,295
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D
7.32%(2)	02/20/28	3,580,000	3,598,588
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A, Class D
7.31%(2)	06/20/29	5,605,000	5,680,164
Avis Budget Rental Car Funding AESOP LLC Series 2023-5A, Class D
7.35%(2)	04/20/28	2,780,000	2,800,762
Bain Capital Credit CLO Ltd. Series 2020-4A, Class DBR2
6.68% (3 mo. USD Term SOFR + 2.950%)(1),(2)	10/20/36	2,100,000	2,075,113
Bain Capital Credit CLO Ltd. Series 2020-4A, Class ERR
10.48% (3 mo. USD Term SOFR + 6.750%)(1),(2)	10/20/36	1,000,000	957,604
Bain Capital Credit CLO Ltd. Series 2021-3A, Class BR
5.33% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/24/34	2,650,000	2,655,258
Bain Capital Credit CLO Ltd. Series 2021-3A, Class CR
5.68% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/24/34	1,200,000	1,200,916
Bain Capital Credit CLO Ltd. Series 2023-2A, Class SUB
0.00%(2),(7)	07/18/38	3,200,000	1,516,125
Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR
6.83% (3 mo. USD Term SOFR + 3.100%)(1),(2)	04/20/35	2,000,000	1,968,534
Ballyrock CLO 20 Ltd. Series 2022-20A, Class C1R3
6.55% (3 mo. USD Term SOFR + 2.800%)(1),(2)	10/15/36	1,400,000	1,376,739
Bardot CLO Ltd. Series 2019-2A, Class DRR
6.23% (3 mo. USD Term SOFR + 2.500%)(1),(2)	10/22/32	1,200,000	1,202,716
Basswood Park CLO Ltd. Series 2021-1A, Class SUB
0.00%(2),(7)	04/20/34	3,000,000	509,271
Bayard Park CLO Ltd. Series 2025-1A, Class SUB
0.00%(2),(7)	07/24/38	2,150,000	1,132,592

Issues	Maturity Date	Principal Amount	Value
BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB
0.00%(2),(7)	01/27/39	$ 2,200,000	$1,561,756
BCRED CLO LLC Series 2023-1A, Class A
6.03% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36	1,200,000	1,201,549
Birch Grove CLO Ltd. Series 19AR, Class CR3 (I/F)
0.00% (-3 mo. USD Term SOFR + 1.850%)(1),(2)	07/17/37	3,370,000	3,372,527
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B
3.45%(2)	07/15/46	4,258,202	4,084,280
Blue Stream Issuer LLC Series 2023-1A, Class C
8.90%(2)	05/20/53	4,200,000	4,237,300
Blue Stream Issuer LLC Series 2024-1A, Class C
8.71%(2)	11/20/54	2,430,000	2,522,670
BMO SBA COOF Trust Series 2019-1, Class A (I/O)
1.81%(2),(9)	10/25/45	1,167,534	26,502
CARS-DB4 LP Series 2020-1A, Class B3
4.95%(2)	02/15/50	4,980,000	4,654,437
Carvana Auto Receivables Trust Series 2021-N3, Class R
0.00%(2),(7),(10)	06/12/28	1,500	119,928
Carvana Auto Receivables Trust Series 2022-P2, Class R
0.00%(2),(7),(10)	05/10/29	3,050	328,561
Carvana Auto Receivables Trust Series 2023-N3, Class R
0.00%(2),(7),(10)	09/10/30	2,200	296,410
Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O)
0.00%(2),(7)	09/10/30	10,966,458	163,137
Carvana Auto Receivables Trust Series 2023-P1, Class R
0.00%(2),(7),(10)	03/11/30	3,100	214,538
Carvana Auto Receivables Trust Series 2023-P2, Class R
0.00%(2),(7),(10)	06/10/30	2,000	124,252
Carvana Auto Receivables Trust Series 2023-P3, Class R
0.00%(2),(7),(10)	08/12/30	2,000	144,651
Castlelake Aircraft Structured Trust Series 2025-1A, Class A
5.78%(2)	02/15/50	3,043,795	3,054,073
Castlelake Aircraft Structured Trust Series 2025-2A, Class A
5.47%(2)	08/15/50	1,971,568	1,963,748
Castlelake Aircraft Structured Trust Series 2025-3A, Class A
5.09%(2)	11/15/50	1,545,364	1,521,945
CIFC Funding Ltd. Series 2022-2A, Class B
0.00%(2),(7)	04/19/35	475,000	197,191
CLI Funding VIII LLC Series 2022-1A, Class B
3.12%(2)	01/18/47	208,384	187,774
Cloud Capital Holdco LP Series 2024-1A, Class A2
5.78%(2)	11/22/49	6,145,000	6,135,332
Cologix Canadian Issuer LP Series 2022-1CAN, Class A2
4.94%(2)	01/25/52	CAD 1,290,000	917,470
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C
9.41%(2)	05/20/55	7,415,000	7,676,993
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-4A, Class C
8.10%(2)	12/20/55	3,100,000	3,156,649
Contego CLO XII DAC Series 12A, Class CR
4.87% (3 mo. EUR EURIBOR + 2.400%)(1),(2)	01/25/40	EUR 3,600,000	4,172,291
CVC Cordatus Loan Fund XXIII DAC Series 23A, Class CRR
4.52% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	04/25/36	EUR 4,000,000	4,619,610

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
DailyPay Securitization Trust Series 2025-1A, Class B
6.20%(2)	06/26/28	$ 2,920,000	$2,926,311
Davis Park CLO Ltd. Series 2022-1A, Class D1R
6.83% (3 mo. USD Term SOFR + 3.100%)(1),(2)	07/20/38	3,500,000	3,395,000
Diamond Infrastructure Funding LLC Series 2021-1A, Class C
3.48%(2)	04/15/49	5,290,000	5,242,912
Diamond Issuer LLC Series 2021-1A, Class C
3.79%(2)	11/20/51	4,550,000	4,446,179
Dryden 68 CLO Ltd. Series 2019-68A, Class CRR
5.55% (3 mo. USD Term SOFR + 1.800%)(1),(2)	07/15/35	5,750,000	5,719,784
Dryden 75 CLO Ltd. Series 2019-75A, Class CR2
5.81% (3 mo. USD Term SOFR + 2.062%)(1),(2)	04/15/34	3,700,000	3,679,643
Dryden 98 CLO Ltd. Series 2022-98A, Class CR
5.63% (3 mo. USD Term SOFR + 1.900%)(1),(2)	04/20/35	3,025,000	3,000,476
Eaton Vance CLO Ltd. Series 2019-1A, Class CR3
5.65% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/15/37	3,797,000	3,805,046
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2
4.25%(2)	03/25/52	8,143,450	7,943,383
Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB
3.72%(2),(9)	07/17/39	4,000,000	2,039,080
Elmwood CLO 17 Ltd. Series 2022-4AR, Class FR2
10.66% (3 mo. USD Term SOFR + 6.910%)(1),(2)	07/17/39	669,500	616,092
Elmwood CLO III Ltd. Series 2019-3A, Class ERR
9.68% (3 mo. USD Term SOFR + 5.950%)(1),(2)	07/18/37	1,900,000	1,876,431
Elmwood CLO IV Ltd. Series 2020-1A, Class CRR
5.68% (3 mo. USD Term SOFR + 1.950%)(1),(2)	04/18/37	8,160,000	8,199,649
Elmwood CLO VI Ltd. Series 2020-3A, Class D1RR
6.83% (3 mo. USD Term SOFR + 3.100%)(1),(2)	07/18/37	3,400,000	3,394,536
eStruxture Issuer LP Series 2025-1, Class A2
5.89%(2)	07/20/55	CAD 4,740,000	3,373,816
Exeter Automobile Receivables Trust Series 2024-5A, Class E
7.22%(2)	05/17/32	2,690,000	2,747,146
ExteNet Issuer LLC Series 2025-1A, Class C
8.27%(2)	07/25/54	2,500,000	1,964,202
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R
4.03% (3 mo. EUR EURIBOR + 1.750%)(1),(2)	02/15/38	EUR 2,140,000	2,474,527
FIGRE Trust Series 2026-FL2, Class B1
6.91%(2),(9)	06/25/56	2,793,000	2,746,603
FIP Master Funding LLC Series 2025-1A, Class A5
5.66%(2)	10/15/55	2,500,000	2,453,472
Firstlight Issuer LLC Series 2026-1A, Class C
7.54%(2)	06/20/56	6,716,000	6,679,615

Issues	Maturity Date	Principal Amount	Value
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D
6.31%(2)	03/15/29	$ 1,110,000	$1,123,689
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR2
6.38% (3 mo. USD Term SOFR + 2.650%)(1),(2)	10/20/38	2,500,000	2,506,672
GoldenTree Loan Management U.S. CLO 22 Ltd. Series 2024-22A, Class F
11.65% (3 mo. USD Term SOFR + 7.920%)(1),(2)	10/20/37	1,000,000	991,080
Harriman Park CLO Ltd. Series 2020-1A, Class ERR
9.73% (3 mo. USD Term SOFR + 6.000%)(1),(2)	07/20/38	1,950,000	1,684,712
Hertz Vehicle Financing III LP Series 2021-2A, Class C
2.52%(2)	12/27/27	791,667	786,935
Hertz Vehicle Financing III LP Series 2021-2A, Class D
4.34%(2)	12/27/27	9,991,667	9,916,900
HOA Funding LLC
0.00%(2),(6),(7)	08/20/51	814,277	—
Hotwire Funding LLC Series 2021-1, Class C
4.46%(2)	11/20/51	3,000,000	2,992,212
Hotwire Funding LLC Series 2024-1A, Class C
9.19%(2)	06/20/54	2,250,000	2,315,263
HPS Loan Management Ltd. Series 2021-16A, Class BR
5.40% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/23/35	6,075,000	6,089,155
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D
7.12% (30 day USD SOFR Average + 3.500%)(1),(2)	03/21/33	690,247	683,438
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class C
5.97% (30 day USD SOFR Average + 2.350%)(1),(2)	09/20/33	1,074,810	1,077,034
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D
6.87% (30 day USD SOFR Average + 3.250%)(1),(2)	09/20/33	1,410,070	1,373,325
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E
10.22% (30 day USD SOFR Average + 6.600%)(1),(2)	09/20/33	1,328,842	948,753
Huntington Bank Auto Credit-Linked Notes Series 2026-1, Class E
12.27% (30 day USD SOFR Average + 8.650%)(1),(2)	02/20/34	1,778,352	1,780,886
ICG U.S. CLO Ltd. Series 2022-1A, Class DR
6.83% (3 mo. USD Term SOFR + 3.100%)(1),(2)	10/20/38	2,800,000	2,808,235
Invesco CLO Ltd. Series 2021-2A, Class SUB
0.00%(2),(7)	07/15/34	5,000,000	573,535
Invesco CLO Ltd. Series 2021-2A, Class Y
0.00%(2),(6),(7),(8),(9)	07/15/34	500,000	—

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Invesco U.S. CLO Ltd. Series 2024-3A, Class CR
5.63% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/20/37	$ 5,820,000	$5,874,411
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB
0.00%(2),(7)	01/15/38	1,400,000	763,020
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y
0.05%(2),(6),(8),(9)	01/15/38	1,400,000	—
JG Wentworth XLII LLC Series 2018-2A, Class B
4.70%(2)	10/15/77	130,686	118,238
JG Wentworth XXXIX LLC Series 2017-2A, Class B
5.09%(2)	09/17/74	247,627	224,297
JGWPT XXX LLC Series 2013-3A, Class A
4.08%(2)	01/17/73	28,414	26,621
JGWPT XXXII LLC Series 2014-2A, Class A
3.61%(2)	01/17/73	28,773	25,696
Kinetic ABS Issuer LLC Series 2026-1A, Class C
7.65%(2)	02/25/56	3,500,000	3,533,164
LCM 35 Ltd. Series 35A, Class BR
5.40% (3 mo. USD Term SOFR + 1.650%)(1),(2)	10/15/34	1,700,000	1,703,456
LMDV Issuer Co. LLC Series 2025-1A, Class C
7.88%(2)	12/15/55	6,275,000	6,348,788
LMRK Issuer Co. 2 LLC Series 2025-1A, Class B
6.20%(2)	09/15/55	5,705,000	5,718,281
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A
2.64%(2)	10/15/46	1,262,640	1,200,050
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class CRR
5.60% (3 mo. USD Term SOFR + 1.850%)(1),(2)	04/15/35	6,150,000	6,157,509
Magnetite XLII Ltd. Series 2024-42A, Class SUB
9.66%(2),(9)	01/25/38	7,186,000	4,199,491
Navient Student Loan Trust Series 2018-4A, Class B
5.03% (30 day USD SOFR Average + 1.414%)(1),(2)	06/27/67	850,000	831,244
NCFA LLC – Loan Participation 1
2.75%(6)	06/12/28	1,760,675	1,758,738
NCFA LLC – Loan Participation 2
3.14%(6)	12/19/27	1,978,937	1,976,958
NCFA LLC – Loan Participation 3
7.90%(6),(9)	04/11/30	1,771,738	1,771,738
NCFA LLC – Loan Participation 5
6.16%(6)	07/03/27	6,200,000	6,200,000
Neuberger Berman Loan Advisers CLO 24 Ltd. Series 2021-44A, Class DR
6.44% (3 mo. USD Term SOFR + 2.650%)(1),(2)	10/16/35	2,750,000	2,729,235
Neuberger Berman Loan Advisers CLO 26 Ltd. Series 2017-26A
0.00%(2),(7)	10/18/38	5,540,000	1,671,872
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class SUB
0.00%(2),(7)	10/16/37	316,250	121,080
New Mountain CLO 8 Ltd. Series CLO-8A, Class M
0.10%(2),(6),(8)	10/20/38	400,000	—
New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB
0.00%(2),(7)	10/20/38	4,000,000	2,639,964
Newday Funding Master Issuer PLC Series 2024-2X, Class E
7.64% (1 day GBP SONIA + 3.900%)(1),(3)	07/15/32	GBP 1,600,000	2,186,983

Issues	Maturity Date	Principal Amount	Value
Newday Funding Master Issuer PLC Series 2025-2A, Class E
6.74% (1 day GBP SONIA + 3.000%)(1),(2)	07/15/33	GBP 2,500,000	$3,369,046
NMEF Funding LLC Series 2025-B, Class E
7.66%(2)	01/18/33	2,300,000	2,335,294
OCP Aegis CLO Ltd. Series 2023-29A, Class D2R
7.58% (3 mo. USD Term SOFR + 3.850%)(1),(2)	01/20/36	1,100,000	1,090,285
OCP Aegis CLO Ltd. Series 2024-39A, Class D1R
6.39% (3 mo. USD Term SOFR + 2.600%)(1),(2)	04/16/38	2,000,000	2,006,808
OCP CLO Ltd. Series 2021-23A, Class SUB
6.80%(2),(9)	01/17/39	4,714,493	1,970,677
Octagon 56 Ltd. Series 2021-1AR, Class CR
5.85% (3 mo. USD Term SOFR + 2.100%)(1),(2)	10/15/34	2,955,000	2,958,635
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR3
5.63% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/18/37	2,670,000	2,674,966
Oxford Finance Funding Trust LLC Series 2025-1A, Class B
6.49%(2)	02/15/35	3,770,000	3,742,729
Palmer Square European Loan Funding DAC Series 2024-3A, Class B
4.13% (3 mo. EUR EURIBOR + 1.850%)(1),(2)	05/15/34	EUR 1,400,000	1,624,208
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class DR
7.10% (3 mo. USD Term SOFR + 3.350%)(1),(2)	07/15/34	2,200,000	2,205,511
PHEAA Student Loan Trust Series 2014-3A, Class A
4.32% (30 day USD SOFR Average + 0.704%)(1),(2)	08/25/40	12,106	12,020
QTS Issuer ABS II LLC Series 2026-1A, Class B
6.73%(2)	01/05/56	3,500,000	3,460,310
Rockford Tower CLO Ltd. Series 2019-1A, Class DR
7.09% (3 mo. USD Term SOFR + 3.362%)(1),(2)	04/20/34	1,900,000	1,857,499
Rockford Tower CLO Ltd. Series 2019-2A, Class BR2
5.29% (3 mo. USD Term SOFR + 1.650%)(1),(2)	08/20/32	2,000,000	2,001,246
Santander Consumer Auto Receivables Trust Series 2021-CA, Class R
0.00%(2),(6),(7),(10)	06/15/28	5,150	558,295
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C
5.83%(2)	06/20/41	322,422	324,640
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class D
6.79%(2)	04/20/44	1,021,157	1,014,120
Sixth Street CLO VIII Ltd. Series 2017-8A, Class CR2
6.68% (3 mo. USD Term SOFR + 2.950%)(1),(2)	10/20/34	3,450,000	3,432,995
Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB
0.00%(2),(7)	07/17/38	3,100,250	1,168,416

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Skyline Aviation, Inc. Class A
3.23%(6)	07/03/38	$ 373,914	$353,509
Slam Ltd. Series 2024-1A, Class A
5.34%(2)	09/15/49	1,910,306	1,890,583
SLM Student Loan Trust Series 2004-1, Class B
4.39% (90 day USD SOFR Average + 0.762%)(1)	07/25/39	90,243	87,106
SVC ABS LLC Series 2026-1A, Class M
7.55%(2)	03/20/56	5,300,000	5,416,411
Switch ABS Issuer LLC Series 2024-1A, Class B
6.50%(2)	03/25/54	400,000	398,825
Switch ABS Issuer LLC Series 2024-2A, Class C
10.03%(2)	06/25/54	6,860,000	6,974,076
Switch ABS Issuer LLC Series 2025-2A, Class B
6.24%(2)	10/25/55	3,215,000	3,113,647
Symphony CLO 30 Ltd. Series 2023-30AR, Class CR2
5.73% (3 mo. USD Term SOFR + 2.000%)(1),(2)	10/20/37	3,750,000	3,754,890
Taco Bell Funding LLC Series 2021-1A, Class A2I
1.95%(2)	08/25/51	953,025	939,028
Textainer Marine Containers VII Ltd. Series 2021-1A, Class B
2.52%(2)	02/20/46	434,810	408,094
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R
6.83% (3 mo. USD Term SOFR + 3.100%)(1),(2)	03/20/38	1,740,000	1,745,117
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C
6.81%(2)	09/26/33	1,462,630	1,458,484
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D
5.82% (30 day USD SOFR Average + 2.200%)(1),(2)	09/25/32	2,945,242	2,943,027
U.S. Bank NA Series 2026-SUP1, Class D
5.87% (30 day USD SOFR Average + 2.250%)(1),(2)	06/27/33	4,722,975	4,731,019
U.S. Bank NA Series 2026-SUP1, Class E
7.12% (30 day USD SOFR Average + 3.500%)(1),(2)	06/27/33	2,901,518	2,948,663
Unity-Peace Park CLO Ltd. Series 2022-1A, Class CR
5.38% (3 mo. USD Term SOFR + 1.650%)(1),(2)	04/20/35	2,800,000	2,797,001
VB-S1 Issuer LLC Series 2022-1A, Class F
5.27%(2)	02/15/52	2,075,000	2,060,269
VB-S1 Issuer LLC Series 2026-1A, Class F
6.84%(2)	03/15/56	2,860,000	2,862,773
Voya CLO Ltd. Series 2019-4A, Class ER
10.72% (3 mo. USD Term SOFR + 6.972%)(1),(2)	01/15/35	1,351,000	1,319,701
Western Funding Auto Loan Trust Series 2025-1, Class D
5.79%(2)	01/15/36	2,500,000	2,505,745
Wingstop Funding LLC Series 2020-1A, Class A2
2.84%(2)	12/05/50	1,477,500	1,435,489
Wireless PropCo Funding LLC Series 2025-1A, Class C
8.51%(2)	06/25/55	2,250,000	2,274,221

Total Asset-Backed Securities (Cost: $401,872,475)			390,862,087

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O)
2.08%(9)	01/25/45	$ 2,999,971	$25,250
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O)
1.31%(9)	01/25/30	9,007,069	353,743
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)
1.12%(9)	06/25/27	243,635	2,024
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O)
4.00%(9)	01/25/31	134,708	15,581
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)
1.81%(9)	05/25/27	2,979,005	35,980
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (I/O)
2.97%(9)	07/25/39	166,599	2,986
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)
2.69%(9)	01/25/39	377,718	12,776
Government National Mortgage Association Series 2009-111, Class IO (I/O)
0.00%(7)	09/16/51	672,768	4,969
Government National Mortgage Association Series 2011-119, Class IO (I/O)
0.13%(9)	08/16/51	733,146	2,526
Government National Mortgage Association Series 2012-123 (I/O)
0.60%(9)	12/16/51	1,148,950	18,260
Government National Mortgage Association Series 2012-135 (I/O)
0.35%(9)	01/16/53	201,144	2,701
Government National Mortgage Association Series 2013-33, Class IO (I/O)
0.14%(9)	04/16/54	274,813	451
Government National Mortgage Association Series 2014-126, Class IO (I/O)
0.69%(9)	02/16/55	3,888,696	116,908

Total Commercial Mortgage-Backed Securities — Agency (Cost: $929,761)			594,155

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—14.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class C
4.14%(2),(9)	08/10/35	1,080,000	1,035,315
1211 Avenue of the Americas Trust Series 2015-1211, Class D
4.14%(2),(9)	08/10/35	4,365,000	4,163,119
1345 Trust Series 2025-AOA, Class D
6.68% (1 mo. USD Term SOFR + 3.000%)(1),(2)	06/15/42	3,000,000	3,007,168
245 Park Avenue Trust Series 2017-245P, Class E
3.66%(2),(9)	06/05/37	4,800,000	4,688,110
280 Park Avenue Mortgage Trust Series 2017-280P, Class C
5.22% (1 mo. USD Term SOFR + 1.550%)(1),(2)	09/15/34	1,700,000	1,694,889
280 Park Avenue Mortgage Trust Series 2017-280P, Class E
6.09% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34	4,430,280	4,406,259

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B
7.62% (30 day USD SOFR Average + 4.000%)(1),(2)	06/25/27	$3,070,725	$3,064,448
ACREC LLC Series 2026-FL4, Class C
5.67% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/18/43	4,000,000	4,005,873
AMSR Trust Series 2021-SFR1, Class F
3.60%(2)	06/17/38	3,530,000	3,371,298
AMSR Trust Series 2021-SFR1, Class G
4.61%(2)	06/17/38	2,500,000	2,421,244
AMSR Trust Series 2021-SFR3, Class F
3.23%(2)	10/17/38	5,809,000	5,768,831
AMSR Trust Series 2021-SFR3, Class G
3.80%(2)	10/17/38	4,260,000	4,233,749
AMSR Trust Series 2021-SFR3, Class H
4.90%(2)	10/17/38	1,500,000	1,493,153
AMSR Trust Series 2021-SFR3, Class I
5.88%(2)	10/17/38	4,520,000	4,503,531
AMSR Trust Series 2022-SFR1, Class F
6.02%(2)	03/17/39	3,150,000	3,139,947
AMSR Trust Series 2022-SFR1, Class G
5.00%(2)	03/17/39	3,290,000	3,256,883
AMSR Trust Series 2024-SFR1, Class E
4.29%(2)	07/17/41	4,653,000	4,403,906
AMSR Trust Series 2024-SFR2, Class F1
4.15%(2)	11/17/41	3,200,000	2,959,144
AMSR Trust Series 2025-SFR1, Class F1
3.66%(2)	06/17/42	3,000,000	2,681,921
AMSR Trust Series 2025-SFR1, Class F2
3.66%(2)	06/17/42	2,566,000	2,274,138
AMSR Trust Series 2025-SFR2, Class E2
4.28%(2)	11/17/42	4,560,000	4,202,732
AMSR Trust Series 2025-SFR2, Class F1
4.28%(2)	11/17/42	9,380,000	8,486,377
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class C
6.36% (1 mo. USD Term SOFR + 2.693%)(1),(2)	01/20/43	2,300,000	2,312,896
ARZ Trust Series 2024-BILT, Class F
8.27%(2)	06/11/39	2,325,000	2,366,678
ARZ Trust Series 2024-BILT, Class G
8.80%(2)	06/11/39	2,400,000	2,434,419
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)
1.25%(2),(9)	09/15/48	500,000	120
Bank Series 2020-BN25, Class C
3.35%(9)	01/15/63	5,941,000	5,066,665
BBCMS Mortgage Trust Series 2015-SRCH, Class D
4.96%(2),(9)	08/10/35	4,500,000	4,444,694
Benchmark Mortgage Trust Series 2024-V10, Class C
5.68%(9)	09/15/57	1,338,000	1,304,856
Benchmark Mortgage Trust Series 2024-V8, Class C
6.95%(9)	07/15/57	2,000,000	2,033,741
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class D
6.37% (1 mo. USD Term SOFR + 2.691%)(1),(2)	11/15/41	3,010,000	3,022,243
BGME Trust Series 2021-VR, Class C
2.99%(2),(9)	01/10/43	1,600,000	1,231,869
BGME Trust Series 2021-VR, Class D
2.99%(2),(9)	01/10/43	1,700,000	1,256,642

Issues	Maturity Date	Principal Amount	Value
BPR Commercial Mortgage Trust Series 2024-PARK, Class E
9.69%(2),(9)	11/05/39	$2,690,000	$2,856,853
BSPDF Issuer LLC Series 2026-FL4, Class D
6.42% (1 mo. USD Term SOFR + 2.750%)(1),(2)	11/18/43	3,000,000	2,999,648
BX Commercial Mortgage Trust Series 2020-VIV2, Class C
3.54%(2),(9)	03/09/44	1,100,000	1,016,861
BX Commercial Mortgage Trust Series 2020-VIVA, Class E
3.55%(2),(9)	03/11/44	1,200,000	1,082,231
BX Commercial Mortgage Trust Series 2025-BCAT, Class D
6.33% (1 mo. USD Term SOFR + 2.650%)(1),(2)	08/15/42	3,080,000	3,103,107
BX Commercial Mortgage Trust Series 2025-BCAT, Class E
7.18% (1 mo. USD Term SOFR + 3.500%)(1),(2)	08/15/42	4,536,000	4,566,001
BX Commercial Mortgage Trust Series 2025-SPOT, Class E
7.37% (1 mo. USD Term SOFR + 3.690%)(1),(2)	04/15/40	2,067,312	2,074,478
BX Commercial Mortgage Trust Series 2026-CSMO, Class D
6.13% (1 mo. USD Term SOFR + 2.450%)(1),(2)	02/15/43	3,840,000	3,881,950
BX Commercial Mortgage Trust Series 2026-XL6, Class E
6.68% (1 mo. USD Term SOFR + 3.000%)(1),(2)	03/15/43	2,350,898	2,373,509
BX Trust Series 2019-OC11, Class E
3.94%(2),(9)	12/09/41	3,000,000	2,718,568
BX Trust Series 2023-LIFE, Class C
5.88%(2)	02/15/28	3,920,000	3,796,777
BX Trust Series 2023-LIFE, Class D
6.87%(2)	02/15/28	4,300,000	4,138,934
BX Trust Series 2024-BIO, Class B
5.62% (1 mo. USD Term SOFR + 1.941%)(1),(2)	02/15/41	2,000,000	2,001,849
BX Trust Series 2024-BIO, Class C
6.32% (1 mo. USD Term SOFR + 2.640%)(1),(2)	02/15/41	1,837,000	1,829,475
BX Trust Series 2024-BIO, Class D
7.32% (1 mo. USD Term SOFR + 3.639%)(1),(2)	02/15/41	1,530,000	1,519,126
BX Trust Series 2025-LUNR, Class E
7.63% (1 mo. USD Term SOFR + 3.950%)(1),(2)	06/15/40	1,556,520	1,563,766
BX Trust Series 2025-ROIC, Class E
6.62% (1 mo. USD Term SOFR + 2.941%)(1),(2)	03/15/30	1,575,102	1,578,252
BX Trust Series 2025-VLT6, Class E
6.87% (1 mo. USD Term SOFR + 3.191%)(1),(2)	03/15/42	2,900,000	2,887,580
BX Trust Series 2025-VLT7, Class D
6.93% (1 mo. USD Term SOFR + 3.250%)(1),(2)	07/15/44	5,620,000	5,635,117

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
BX Trust Series 2026-ORBT, Class E
6.68% (1 mo. USD Term SOFR + 3.000%)(1),(2)	07/15/43	$ 3,720,000	$3,742,766
BXHPP Trust Series 2021-FILM, Class E
5.79% (1 mo. USD Term SOFR + 2.114%)(1),(2)	08/15/36	1,200,000	1,014,727
BXP Trust Series 2017-GM, Class D
3.42%(2),(9)	06/13/39	1,000,000	979,457
BXP Trust Series 2017-GM, Class E
3.42%(2),(9)	06/13/39	750,000	729,238
BXSC Commercial Mortgage Trust Series 2022-WSS, Class B
5.77% (1 mo. USD Term SOFR + 2.092%)(1),(2)	03/15/35	1,643,972	1,644,990
Caister Finance DAC Series 1A, Class E
9.50% (1 day GBP SONIA + 5.750%)(1),(2)	08/17/35	GBP 2,115,000	2,837,825
CD Mortgage Trust Series 2016-CD1, Class XA (I/O)
1.41%(9)	08/10/49	2,883,812	29
Century Plaza Towers Series 2019-CPT, Class F
3.00%(2),(9)	11/13/39	450,000	362,585
CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O)
0.80%(2),(9)	08/15/50	11,628,000	74,349
CHI Commercial Mortgage Trust Series 2025-SFT, Class D
7.32%(2),(9)	04/15/42	1,920,000	1,927,179
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O)
0.91%(9)	02/10/49	753,103	8
Citigroup Commercial Mortgage Trust Series 2020-555, Class A
2.65%(2)	12/10/41	1,450,000	1,305,951
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.14%(9)	10/15/45	160,043	4,018
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O)
0.42%(2),(8),(9)	12/10/44	793,834	8
COMM Mortgage Trust Series 2014-CR19, Class XC (I/O)
0.92%(2),(9)	08/10/47	534,492	2,600
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)
0.53%(9)	09/10/47	1,241,861	12
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O)
1.04%(2),(8),(9)	07/10/48	10,015,000	100
CONE Trust Series 2024-DFW1, Class B
5.97% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41	1,267,000	1,265,602
CoreVest American Finance Trust Series 2019-3, Class XA (I/O)
1.99%(2),(8),(9)	10/15/52	21,019	—
CoreVest American Finance Trust Series 2021-1, Class XB (I/O)
1.26%(2),(9)	04/15/53	4,459,000	165,373
CRSNT Trust Series 2026-MOON, Class D
6.08% (1 mo. USD Term SOFR + 2.400%)(1),(2)	02/15/43	2,700,000	2,714,498
CRSNT Trust Series 2026-MOON, Class E
7.18% (1 mo. USD Term SOFR + 3.500%)(1),(2)	02/15/43	3,000,000	3,020,680
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)
1.53%(9)	06/15/52	528,219	17,768

Issues	Maturity Date	Principal Amount	Value
CVLR Trust Series 2026-R3LX, Class D
6.53% (1 mo. USD Term SOFR + 2.850%)(1),(2)	06/15/43	$ 3,000,000	$3,003,727
DBGS Mortgage Trust Series 2021-W52, Class B
5.69% (1 mo. USD Term SOFR + 2.011%)(1),(2)	10/15/39	3,600,000	3,557,588
DBGS Mortgage Trust Series 2021-W52, Class C
6.24% (1 mo. USD Term SOFR + 2.564%)(1),(2)	10/15/39	1,350,000	1,327,999
DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O)
0.97%(9)	05/10/49	458,225	5
DBSG Mortgage Trust Series 2024-ALTA, Class D
7.06%(2),(9)	06/10/37	500,000	501,061
Del Amo Fashion Center Trust Series 2017-AMO, Class D
3.64%(2),(9)	06/05/35	1,515,000	1,459,873
DGWD Trust Series 2025-INFL, Class D
6.43% (1 mo. USD Term SOFR + 2.750%)(1),(2)	08/15/35	2,510,000	2,500,995
DGWD Trust Series 2025-INFL, Class E
7.68% (1 mo. USD Term SOFR + 4.000%)(1),(2)	08/15/35	2,425,000	2,420,919
DOLP Trust Series 2021-NYC, Class E
3.70%(2),(9)	05/10/41	600,000	500,800
DOLP Trust Series 2021-NYC, Class G
3.70%(2),(9)	05/10/41	2,250,000	1,725,097
ELP Commercial Mortgage Trust Series 2025-ELP, Class E
6.45%(2),(9)	11/13/42	4,150,000	4,118,535
Extended Stay America Trust Series 2025-ESH, Class D
6.28% (1 mo. USD Term SOFR + 2.600%)(1),(2)	10/15/42	5,335,759	5,393,686
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)
4.05%(9)	10/25/43	181,304	2
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O)
3.73%(9)	06/25/44	1,419,061	14
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O)
1.96%(9)	09/25/47	1,174,812	12
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)
2.04%(9)	04/25/36	50,828	1
FirstKey Homes Trust Series 2021-SFR1, Class F1
3.24%(2)	08/17/38	9,000,000	8,977,959
FirstKey Homes Trust Series 2021-SFR1, Class F3
3.69%(2)	08/17/38	6,393,000	6,376,621
FirstKey Homes Trust Series 2021-SFR3, Class E1
2.99%(2)	12/17/38	944,000	933,979
FirstKey Homes Trust Series 2022-SFR1, Class D
5.20%(2)	05/19/39	1,600,000	1,588,489
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class D
6.28% (1 mo. USD Term SOFR + 2.600%)(1),(2)	12/15/39	5,000,000	5,038,621
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class E
6.83% (1 mo. USD Term SOFR + 3.150%)(1),(2)	12/15/39	3,887,000	3,919,610

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FRTKL Group, Inc. Series 2021-SFR1, Class F
3.17%(2)	09/17/38	$ 1,779,000	$1,769,078
FRTKL Group, Inc. Series 2021-SFR1, Class G
4.11%(2)	09/17/38	5,073,000	5,042,699
FS Commercial Mortgage Trust Series 2023-4SZN, Class E
10.42%(2),(9)	11/10/39	1,000,000	1,005,658
Great Wolf Trust Series 2024-WOLF, Class C
6.07% (1 mo. USD Term SOFR + 2.391%)(1),(2)	03/15/39	4,000,000	4,024,681
Great Wolf Trust Series 2024-WOLF, Class E
7.32% (1 mo. USD Term SOFR + 3.639%)(1),(2)	03/15/39	3,225,000	3,250,638
Great Wolf Trust Series 2024-WOLF, Class F
8.11% (1 mo. USD Term SOFR + 4.438%)(1),(2)	03/15/39	2,610,000	2,632,924
GS Mortgage Securities Corp. Trust Series 2017-375H, Class B
3.48%(2),(9)	09/10/37	2,920,000	2,832,075
GS Mortgage Securities Corp. Trust Series 2024-UPTN, Class E
9.38% (1 mo. USD Term SOFR + 5.700%)(1),(2)	10/15/29	1,450,000	1,456,244
GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O)
0.63%(9)	10/10/48	254,949	3
GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O)
1.32%(9)	05/10/49	33,135	—
GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O)
0.34%(9)	11/10/49	7,818,521	78
GWT Trust Series 2024-WLF2, Class B
5.82% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	522,000	524,214
HAVN Trust Series 2025-MOB, Class D
7.48% (1 mo. USD Term SOFR + 3.800%)(1),(2)	10/15/35	3,315,000	3,202,920
Hilton USA Trust Series 2016-HHV, Class F
4.19%(2),(9)	11/05/38	5,135,000	5,098,393
Hilton USA Trust Series 2025-NVIL, Class E
8.96% (1 mo. USD Term SOFR + 5.288%)(1),(2)	07/15/42	1,010,000	1,021,925
Hilton USA Trust Series 2025-NVIL, Class F
10.61% (1 mo. USD Term SOFR + 6.936%)(1),(2)	07/15/42	1,075,000	1,085,951
Hudson Yards Mortgage Trust Series 2019-30HY, Class D
3.44%(2),(9)	07/10/39	800,000	736,266
Hudson Yards Mortgage Trust Series 2019-55HY, Class D
2.94%(2),(9)	12/10/41	4,000,000	3,593,846
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E
6.68%(2),(9)	01/13/40	1,000,000	1,018,806
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F
7.40%(2),(9)	01/13/40	1,550,000	1,554,514
Idun European Loan Conduit No. 42 SARL Series 42A, Class D
5.31% (3 mo. EUR EURIBOR + 2.900%)(1),(2)	07/28/38	EUR 2,400,000	2,770,347

Issues	Maturity Date	Principal Amount	Value
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E
8.20%(2),(9)	07/13/42	$ 2,235,000	$2,258,480
IRV Trust Series 2025-200P, Class D
6.17%(2),(9)	03/14/47	1,370,000	1,365,940
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA (I/O)
0.00%(9)	07/15/48	2,264,563	23
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class XA (I/O)
0.43%(9)	08/15/48	171,903	2
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class XA (I/O)
0.76%(9)	03/15/50	3,635,213	10,019
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O)
1.21%(9)	06/15/49	64,046	1
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O)
0.51%(2),(8),(9)	06/15/45	46,918,825	469
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-COR4, Class A3
3.76%	03/10/52	500,000	494,095
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O)
0.25%(2),(9)	12/05/38	2,003,380	1,423
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O)
1.88%(2),(9)	01/16/37	450,000	8,353
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O)
0.57%(2),(9)	01/16/37	1,450,000	8,529
JPMorgan Chase Commercial Mortgage Securities Trust Series 2026-FUN, Class E
7.23% (1 mo. USD Term SOFR + 3.550%)(1),(2)	06/15/39	3,550,000	3,566,902
KSL Commercial Mortgage Trust Series 2025-MH, Class E
7.62% (1 mo. USD Term SOFR + 3.940%)(1),(2)	12/15/42	6,500,000	6,508,277
KSL Commercial Mortgage Trust Series 2026-HT3, Class E
7.43% (1 mo. USD Term SOFR + 3.750%)(1),(2)	06/15/43	3,000,000	3,013,267
LMRE SFR1 Trust Series 2025-SFR1, Class F1
6.85%(2)	12/17/42	5,370,000	5,251,213
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
6.36%(2),(9)	10/15/42	2,300,000	2,319,659
MAD Commercial Mortgage Trust Series 2025-11MD, Class E
7.33%(2),(9)	10/15/42	2,300,000	2,292,295
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O)
0.14%(2),(8),(9)	08/15/45	16,952,810	170
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O)
0.98%(2),(9)	10/15/46	15,953,130	224,603
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)
0.50%(9)	04/15/48	159,482	2
Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O)
0.50%(2),(9)	06/15/44	9,923,196	37,003

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E
4.32%(2),(9)	01/15/43	$ 100,000	$89,657
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1
3.50%(2),(9)	01/15/37	3,041,000	2,607,629
New Residential Mortgage Loan Trust Series 2022-SFR1, Class G
5.00%(2)	02/17/39	7,900,000	7,794,519
New Residential Mortgage Loan Trust Series 2022-SFR1, Class H
5.40%(2)	02/17/39	3,680,000	3,630,388
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E
6.70%(2),(9)	11/05/41	811,000	800,538
NYC Commercial Mortgage Trust Series 2021-909, Class D
3.21%(2),(9)	04/10/43	1,400,000	1,050,275
NYC Commercial Mortgage Trust Series 2025-1155, Class C
6.81%(2)	06/10/42	3,800,000	3,799,417
NYC Commercial Mortgage Trust Series 2025-1155, Class E
7.36%(2),(9)	06/10/42	3,355,000	3,273,725
NYC Commercial Mortgage Trust Series 2025-3BP, Class D
6.12% (1 mo. USD Term SOFR + 2.441%)(1),(2)	02/15/42	4,200,000	4,218,199
NYCT Trust Series 2024-3ELV, Class C
6.52% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29	6,500,000	6,482,567
NYO Commercial Mortgage Trust Series 2021-1290, Class B
5.34% (1 mo. USD Term SOFR + 1.659%)(1),(2)	12/15/38	1,780,000	1,778,136
NYO Commercial Mortgage Trust Series 2021-1290, Class C
5.79% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38	820,000	818,566
NYO Commercial Mortgage Trust Series 2021-1290, Class D
6.34% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38	2,765,000	2,757,497
PFP Ltd. Series 2025-12, Class C
6.21% (1 mo. USD Term SOFR + 2.542%)(1),(2)	12/18/42	2,840,000	2,851,460
PFP Ltd. Series 2025-12, Class D
6.76% (1 mo. USD Term SOFR + 3.091%)(1),(2)	12/18/42	1,834,000	1,833,308
Progress Residential Trust Series 2021-SFR10, Class F
4.61%(2)	12/17/40	1,118,543	1,087,180
Progress Residential Trust Series 2021-SFR10, Class H
5.23%(2)	12/17/40	7,934,616	7,679,477
Progress Residential Trust Series 2021-SFR11, Class F
4.42%(2)	01/17/39	1,250,000	1,205,766
Progress Residential Trust Series 2021-SFR8, Class F
3.18%(2)	10/17/38	2,433,000	2,419,410
Progress Residential Trust Series 2021-SFR8, Class G
4.01%(2)	10/17/38	1,488,000	1,479,534
Progress Residential Trust Series 2021-SFR9, Class E1
2.81%(2)	11/17/40	1,531,000	1,440,757
Progress Residential Trust Series 2021-SFR9, Class F
4.05%(2)	11/17/40	3,960,000	3,806,759
Progress Residential Trust Series 2022-SFR1, Class F
4.88%(2)	02/17/41	1,770,000	1,702,437

Issues	Maturity Date	Principal Amount	Value
Progress Residential Trust Series 2022-SFR1, Class G
5.52%(2)	02/17/41	$ 5,160,000	$4,999,284
Progress Residential Trust Series 2022-SFR1, Class H
5.25%(2)	02/17/41	7,720,000	7,444,124
Progress Residential Trust Series 2022-SFR3, Class E2
5.60%(2)	04/17/39	2,895,000	2,881,592
Progress Residential Trust Series 2023-SFR1, Class E1
6.15%(2)	03/17/40	3,600,000	3,584,040
Progress Residential Trust Series 2023-SFR2, Class E1
4.75%(2)	10/17/40	5,141,000	4,995,548
Progress Residential Trust Series 2024-SFR2, Class E2
3.65%(2),(9)	04/17/41	2,800,000	2,622,636
Progress Residential Trust Series 2024-SFR2, Class F
3.65%(2),(9)	04/17/41	5,000,000	4,633,368
Progress Residential Trust Series 2024-SFR4, Class E2
3.40%(2)	07/17/41	4,500,000	4,168,344
Progress Residential Trust Series 2024-SFR4, Class F1
3.40%(2)	07/17/41	6,482,000	5,934,812
Progress Residential Trust Series 2024-SFR5, Class E1
3.38%(2),(9)	08/17/41	7,860,000	7,210,343
Progress Residential Trust Series 2024-SFR5, Class E2
3.63%(2),(9)	08/17/41	2,050,000	1,879,041
Progress Residential Trust Series 2025-SFR1, Class E2
3.75%(2)	02/17/42	5,780,000	5,323,902
RIDE Series 2025-SHRE, Class D
6.75%(2),(9)	02/14/47	3,000,000	3,004,679
RIDE Series 2025-SHRE, Class E
7.81%(2),(9)	02/14/47	2,500,000	2,523,829
ROCK Trust Series 2024-CNTR, Class E
8.82%(2)	11/13/41	6,375,000	6,637,821
Sage AR Funding Series 2026-2A, Class C
6.49% (1 day GBP SONIA + 2.750%)(1),(2)	08/18/38	GBP 3,500,000	4,647,814
SCG Commercial Mortgage Trust Series 2025-FLWR, Class D
5.98% (1 mo. USD Term SOFR + 2.300%)(1),(2)	08/15/42	3,500,000	3,514,581
Sequoia Logistics DAC Series 2025-1A, Class E
6.08% (3 mo. EUR EURIBOR + 3.800%)(1),(2)	02/17/37	EUR 3,350,000	3,867,757
Sequoia Logistics DAC Series 2025-1X, Class C
4.18% (3 mo. EUR EURIBOR + 1.900%)(1),(3)	02/17/37	EUR 3,840,000	4,435,065
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A
3.66%(2),(9)	01/05/43	400,000	346,675
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14%(2),(9)	01/05/43	460,000	400,047
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C
4.39%(2),(9)	01/05/43	925,000	718,413
SFO Commercial Mortgage Trust Series 2021-555, Class A
5.19% (1 mo. USD Term SOFR + 1.514%)(1),(2)	05/15/38	1,040,000	1,039,852
SFO Commercial Mortgage Trust Series 2021-555, Class D
6.44% (1 mo. USD Term SOFR + 2.764%)(1),(2)	05/15/38	500,000	499,826
SLG Office Trust Series 2021-OVA, Class E
2.85%(2)	07/15/41	4,700,000	4,015,925

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
SMRT Commercial Mortgage Trust Series 2022-MINI, Class D
5.63% (1 mo. USD Term SOFR + 1.950%)(1),(2)	01/15/39	$ 1,400,000	$1,399,451
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F
7.03% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39	6,500,000	6,478,510
SREIT Trust Series 2021-MFP2, Class C
5.16% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36	1,060,000	1,059,790
STWD LLC Series 2025-FL4, Class D
6.32% (1 mo. USD Term SOFR + 2.650%)(1),(2)	11/19/42	3,500,000	3,499,276
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E
7.02% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42	6,300,000	6,246,282
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D
6.77% (1 mo. USD Term SOFR + 3.091%)(1),(2)	04/15/42	1,325,000	1,330,601
Tricon Residential Trust Series 2022-SFR1, Class E2
5.74%(2)	04/17/39	1,600,000	1,586,677
Tricon Residential Trust Series 2024-SFR4, Class D
5.35%(2)	11/17/41	1,480,000	1,452,826
TRTX Issuer Ltd. Series 2025-FL7, Class B
5.62% (1 mo. USD Term SOFR + 1.950%)(1),(2)	06/18/43	3,000,000	3,006,677
TRTX Issuer Ltd. Series 2025-FL7, Class C
5.87% (1 mo. USD Term SOFR + 2.200%)(1),(2)	06/18/43	1,000,000	1,002,301
TRTX Issuer Ltd. Series 2025-FL7, Class D
6.32% (1 mo. USD Term SOFR + 2.650%)(1),(2)	06/18/43	3,125,000	3,129,865
U.K. Logistics DAC Series 2024-2A, Class D
6.85% (1 day GBP SONIA + 3.100%)(1),(2)	02/17/35	GBP 677,016	907,495
U.K. Logistics DAC Series 2024-2X, Class D
6.85% (1 day GBP SONIA + 3.100%)(1),(3)	02/17/35	GBP 376,667	504,897
U.K. Logistics DAC Series 2024-2X, Class E
8.00% (1 day GBP SONIA + 4.250%)(1),(3)	02/17/35	GBP 1,230,937	1,650,342
U.K. Logistics DAC Series 2025-1A, Class E
9.25% (1 day GBP SONIA + 5.500%)(1),(2)	05/17/35	GBP 885,987	1,197,402
U.K. Logistics DAC Series 2026-2A, Class E
7.39% (1 day GBP SONIA + 3.650%)(1),(2)	08/15/36	GBP 2,300,000	3,125,978
UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O)
1.08%(9)	10/15/50	7,541,200	56,996

Issues	Maturity Date	Principal Amount	Value
WBHT Commercial Mortgage Trust Series 2025-WBM, Class B
5.87% (1 mo. USD Term SOFR + 2.192%)(1),(2)	06/15/42	$ 3,125,000	$3,123,180
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O)
2.03%(2),(9)	04/15/50	415,000	11,198
Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS
4.67%(9)	09/15/61	1,100,000	1,081,116
Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C
6.80%(9)	07/15/57	847,000	846,451
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O)
0.32%(2),(8),(9)	12/15/45	37,611,299	376
WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O)
0.24%(9)	09/15/57	7,743	—

Total Commercial Mortgage-Backed Securities — Non-agency
(Cost: $501,218,123)			500,132,487

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.5%
Federal Home Loan Mortgage Corp., Pool #SD8243
3.50%	09/01/52	5,658,559	5,025,250
Federal Home Loan Mortgage Corp., Pool #SD8237
4.00%	08/01/52	1,661,114	1,522,921
Federal Home Loan Mortgage Corp., Pool #SD8244
4.00%	09/01/52	40,280,669	36,926,477
Federal Home Loan Mortgage Corp., Pool #SD8265
4.00%	11/01/52	590,802	541,514
Federal Home Loan Mortgage Corp., Pool #SD5324
4.00%	02/01/53	319,245	292,686
Federal Home Loan Mortgage Corp., Pool #SD8238
4.50%	08/01/52	3,025,217	2,866,895
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	5,929,359	5,618,503
Federal Home Loan Mortgage Corp., Pool #SD8257
4.50%	10/01/52	448,953	425,374
Federal Home Loan Mortgage Corp., Pool #SD8266
4.50%	11/01/52	2,537,213	2,403,725
Federal Home Loan Mortgage Corp., Pool #SD8275
4.50%	12/01/52	2,612,979	2,475,504
Federal Home Loan Mortgage Corp., Pool #SD8298
4.50%	02/01/53	29,697,644	28,112,746
Federal Home Loan Mortgage Corp., Pool #RQ0083
4.50%	01/01/56	5,297,791	4,977,673
Federal Home Loan Mortgage Corp., Pool #RQ0093
4.50%	02/01/56	16,293,469	15,308,938
Federal Home Loan Mortgage Corp., Pool #SD8299
5.00%	02/01/53	2,327,875	2,266,977
Federal Home Loan Mortgage Corp., Pool #SD8323
5.00%	05/01/53	6,615,185	6,436,464
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class JF
4.92% (30 day USD SOFR Average + 1.300%)(1)	09/25/54	1,443,418	1,453,584
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class DF
4.77% (30 day USD SOFR Average + 1.150%)(1)	11/25/54	2,795,819	2,806,858

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 5500, Class AF
4.62% (30 day USD SOFR Average + 1.000%)(1)	02/25/55	$ 964,862	$964,373
Federal Home Loan Mortgage Corp. REMICS Series 5524, Class FB
4.82% (30 day USD SOFR Average + 1.200%)(1)	04/25/55	10,851,872	10,884,644
Federal Home Loan Mortgage Corp. REMICS Series 5527, Class FD
4.82% (30 day USD SOFR Average + 1.200%)(1)	09/25/54	12,154,882	12,192,410
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class DF
5.02% (30 day USD SOFR Average + 1.400%)(1)	06/25/55	1,860,786	1,878,002
Federal National Mortgage Association, Pool #MA4626
4.00%	06/01/52	6,759,056	6,197,793
Federal National Mortgage Association, Pool #MA4700
4.00%	08/01/52	2,732,913	2,505,553
Federal National Mortgage Association, Pool #MA4783
4.00%	10/01/52	26,969,732	24,721,864
Federal National Mortgage Association, Pool #MA4784
4.50%	10/01/52	5,664,046	5,366,574
Federal National Mortgage Association, Pool #FS9508
4.50%	03/01/54	4,045,135	3,827,426
Federal National Mortgage Association, Pool #FA0658
4.50%	10/01/54	8,897,348	8,416,840
Federal National Mortgage Association, Pool #MA5943
4.50%	01/01/56	19,744,998	18,551,909
Federal National Mortgage Association, Pool #MA5009
5.00%	05/01/53	9,137,051	8,879,764
Federal National Mortgage Association, Pool #462209
5.69% (1 yr. CMT + 2.176%)(1)	04/01/36	35,457	35,293
Federal National Mortgage Association REMICS Series 2024-73, Class FB
4.82% (30 day USD SOFR Average + 1.200%)(1)	10/25/54	1,716,447	1,721,733
Federal National Mortgage Association REMICS Series 2024-96, Class FC
4.82% (30 day USD SOFR Average + 1.200%)(1)	12/25/54	6,977,454	6,998,959
Federal National Mortgage Association REMICS Series 2025-13, Class FA
4.92% (30 day USD SOFR Average + 1.300%)(1)	03/25/55	3,290,647	3,312,772
Federal National Mortgage Association REMICS Series 2025-15, Class FQ
4.82% (30 day USD SOFR Average + 1.200%)(1)	04/25/55	975,501	978,031
Federal National Mortgage Association REMICS Series 2025-85, Class EF
4.82% (30 day USD SOFR Average + 1.200%)(1)	09/25/55	11,492,422	11,521,222

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2025-92, Class FD
4.77% (30 day USD SOFR Average + 1.150%)(1)	11/25/55	$ 10,392,277	$10,426,009
Federal National Mortgage Association REMICS Series 2026-10, Class FA
4.57% (30 day USD SOFR Average + 0.950%)(1)	10/25/54	3,695,953	3,666,280
Federal National Mortgage Association REMICS Series 2026-5, Class CF
4.67% (30 day USD SOFR Average + 1.050%)(1)	02/25/56	5,019,021	4,979,262
Government National Mortgage Association, Pool #MA8346
4.00%	10/20/52	12,916,441	11,888,328
Government National Mortgage Association, Pool #MA8427
4.50%	11/20/52	1,494,226	1,420,780
Government National Mortgage Association, Pool #MA8948
5.50%	06/20/53	5,949,873	5,960,484
Government National Mortgage Association, Pool #MA9488
5.50%	02/20/54	8,880,113	8,888,077
Government National Mortgage Association REMICS Series 2018-124, Class NW
3.50%	09/20/48	19,265	17,495
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)
3.50%	11/20/48	1,844	1,721
Government National Mortgage Association REMICS Series 2025-27, Class FG
4.82% (30 day USD SOFR Average + 1.200%)(1)	02/20/55	1,832,859	1,839,294
Government National Mortgage Association REMICS Series 2026-10, Class CF
4.65% (30 day USD SOFR Average + 1.030%)(1)	01/20/56	4,557,409	4,527,370
Government National Mortgage Association, TBA, 30 Year
4.00%(11)	07/01/55	74,000,000	66,970,518
Government National Mortgage Association, TBA
4.50%(11)	03/01/56	16,700,000	15,658,797
5.00%(11)	03/01/56	27,725,000	26,834,431
5.50%(11)	03/01/56	9,325,000	9,263,436
Uniform Mortgage-Backed Security, TBA
3.50%(11)	12/01/51	85,075,000	75,460,861
4.00%(11)	04/01/56	91,600,000	83,433,723
4.50%(11)	02/01/56	81,275,000	76,227,172
Uniform Mortgage-Backed Security, TBA
5.00%(11)	01/01/56	50,275,000	48,464,145
Uniform Mortgage-Backed Security, TBA
5.50%(11)	03/01/56	51,125,000	50,514,312

Total Residential Mortgage-Backed Securities — Agency
(Cost: $763,008,760)			754,859,746

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 23.5%
ACRA Trust Series 2024-NQM1, Class M1A
6.19%(2),(9)	10/25/64	1,470,000	1,471,516
Ajax Mortgage Loan Trust Series 2021-D, Class A
6.00%(2)	03/25/60	2,297,677	2,300,660
American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O)
0.04%(9)	12/25/46	16,533,489	69,399

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
American Home Mortgage Assets Trust Series 2007-1, Class A1
4.10% (1 yr. MTA + 0.700%)(1)	02/25/47	$ 2,199,820	$739,348
American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O)
0.10%(9)	06/25/47	6,008	48
Angel Oak Mortgage Trust Series 2024-11, Class M1A
6.58%(2),(9)	08/25/69	1,925,000	1,941,163
Angel Oak Mortgage Trust Series 2024-6, Class A2
4.65%(2)	11/25/67	1,938,439	1,904,404
Angel Oak Mortgage Trust Series 2025-13, Class M1
5.74%(2),(9)	10/25/70	4,502,000	4,447,898
Angel Oak Mortgage Trust Series 2025-HB1, Class M3
6.67% (30 day USD SOFR Average + 3.050%)(1),(2)	02/25/55	1,832,000	1,858,055
Angel Oak Mortgage Trust Series 2026-1, Class M1
5.53%(2),(9)	02/25/71	4,200,000	4,131,294
Aspire Mortgage Trust Series 2026-1, Class B1
6.44%(2),(9)	01/25/66	5,580,000	5,431,698
Aspire Mortgage Trust Series 2026-1, Class M1
5.40%(2),(9)	01/25/66	3,000,000	2,939,085
Aspire Mortgage Trust Series 2026-2, Class B1
6.54%(2),(9)	04/26/66	4,600,000	4,528,004
Aspire Mortgage Trust Series 2026-3, Class B1
6.47%(2),(9)	05/25/66	5,765,000	5,643,552
Aspire Mortgage Trust Series 2026-4, Class M1
6.09%(2),(9)	07/26/66	6,830,000	6,831,717
Atlas Funding PLC Series 2023-1, Class F
13.47% (1 day GBP SONIA + 9.730%)(1),(3)	01/20/61	GBP 725,000	989,113
Banc of America Alternative Loan Trust Series 2006-5, Class CB8
4.15% (1 mo. USD Term SOFR + 0.424%)(1)	06/25/46	1,270,335	1,039,387
Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O) (I/F)
2.85% (-1 mo. USD Term SOFR + 6.576%)(1)	06/25/46	1,270,343	136,541
Banc of America Funding Trust Series 2006-3, Class 5A3
5.50%	03/25/36	3,727	3,382
Banc of America Funding Trust Series 2006-7, Class T2A5
6.54%	10/25/36	515,025	471,026
Banc of America Funding Trust Series 2014-R5, Class 1A2
3.65% (6 mo. USD Term SOFR + 1.928%)(1),(2)	09/26/45	875,913	616,337
BCAP LLC Trust Series 2007-AA2, Class 2A12
5.50%	04/25/37	2,359,137	889,867
BCMSC Trust Series 1999-B, Class A2
6.98%(9)	06/15/12	997,492	43,010
BCMSC Trust Series 2000-A, Class A3
7.83%(9)	06/15/30	1,658,345	78,239
BCMSC Trust Series 2000-A, Class A4
8.29%(9)	06/15/30	142,144	7,007
Bear Stearns ARM Trust Series 2004-3, Class 2A
4.40%(9)	07/25/34	3,970	3,780
Bear Stearns ARM Trust Series 2005-10, Class A3
5.77%(9)	10/25/35	77,355	77,455
Braccan Mortgage Funding PLC Series 2025-1A, Class X
7.68% (1 day GBP SONIA + 3.930%)(1),(2)	05/17/67	GBP 990,089	1,341,215

Issues	Maturity Date	Principal Amount	Value
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1
7.26%(2),(9)	06/25/63	$ 3,210,000	$3,199,166
BRAVO Residential Funding Trust Series 2025-NQM6, Class M1
6.03%(2),(9)	06/25/65	1,650,000	1,642,154
BRAVO Residential Funding Trust Series 2025-NQM9, Class A3
5.55%(2)	09/25/65	6,248,705	6,209,149
BRAVO Residential Funding Trust Series 2026-CES1, Class M1
6.01%(2),(9)	04/25/56	4,300,000	4,249,900
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B
3.43%	02/25/37	743,287	414,125
C-BASS Trust Series 2006-CB7, Class A4
4.16% (1 mo. USD Term SOFR + 0.434%)(1)	10/25/36	28,684	19,466
C-BASS Trust Series 2007-CB1, Class AF3
3.10%	01/25/37	905,146	240,369
C-BASS Trust Series 2007-CB1, Class AF6
3.10%	01/25/37	1,597,964	424,222
Cascade MH Asset Trust Series 2022-MH1, Class A
4.25%(2)	08/25/54	997,566	979,834
Central Park Funding Trust Series 2026-1, Class PT
7.25%(2)	07/27/28	12,150,000	12,149,994
CFMT LLC Series 2024-NR1, Class A1
6.41%(2)	11/25/29	5,427,544	5,427,691
CFMT LLC Series 2024-R1, Class A3
4.00%(2)	10/25/54	1,500,000	1,432,842
CHL Mortgage Pass-Through Trust Series 2007-20, Class A1
6.50%	01/25/38	193,004	77,057
CHL Mortgage Pass-Through Trust Series 2007-7, Class A9
5.50%	06/25/37	574,321	238,733
CHNGE Mortgage Trust Series 2023-1, Class M1
8.02%(2),(9)	03/25/58	580,000	578,453
CIM Trust Series 2021-R5, Class A1B
2.00%(2),(9)	08/25/61	681,000	449,418
CIM Trust Series 2025-R1, Class A1
5.00%(2)	02/25/99	1,946,782	1,925,741
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A
6.13%	08/25/35	1,167,986	1,075,044
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF1, Class A2C
6.10%	03/25/36	25,904	11,460
Citigroup Mortgage Loan Trust, Inc. Series 2009-10, Class 2A2
7.00%(2),(9)	12/25/35	476,371	326,715
CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5
5.50%	07/25/35	881,885	843,517
CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5
5.50%	04/25/36	185,086	168,902
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1
6.00%	01/25/37	80,347	70,266
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5
6.00%	01/25/37	153,367	134,126
CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13
5.75%	02/25/37	175,619	154,534

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
5.75%	03/25/37	$ 145,738	$127,105
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1
6.00%	05/25/37	622,752	568,563
CLIP Trust Series 2026-NQM1, Class M1
5.96%(2),(9)	05/25/71	4,238,000	4,196,331
COLT Mortgage Loan Trust Series 2024-7, Class B1
7.11%(2),(9)	12/26/69	1,000,000	1,006,487
COLT Mortgage Loan Trust Series 2025-7, Class B1
6.92%(2),(9)	06/25/70	2,000,000	1,995,991
Conseco Finance Securitizations Corp. Series 2000-1, Class A5
8.06%(9)	09/01/29	3,422,743	355,213
Conseco Finance Securitizations Corp. Series 2000-4, Class A5
7.97%	05/01/32	1,992,158	212,219
COOPR Residential Mortgage Trust Series 2025-CES2, Class B1
7.32%(2),(9)	06/25/60	2,434,000	2,449,034
COOPR Residential Mortgage Trust Series 2025-CES3, Class M1
5.63%(2),(9)	09/25/60	4,500,000	4,403,801
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6
5.50%	02/25/35	640,324	630,760
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8
5.50%	05/25/35	1,179,022	928,773
Countrywide Alternative Loan Trust Series 2005-46CB, Class A3
5.50%	10/25/35	204,425	136,800
Countrywide Alternative Loan Trust Series 2005-46CB, Class A4
5.25%	10/25/35	154,472	101,381
Countrywide Alternative Loan Trust Series 2005-46CB, Class A7
5.50%	10/25/35	435,752	291,602
Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1
5.50%	11/25/35	171,987	107,433
Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1
6.00%	11/25/35	2,989,361	398,339
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4
5.50%	12/25/35	245,533	157,414
Countrywide Alternative Loan Trust Series 2005-67CB, Class A1
5.50%	01/25/36	50,336	35,616
Countrywide Alternative Loan Trust Series 2005-74T1, Class A5
6.00%	01/25/36	439,556	240,781
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O) (I/F)
1.21% (-1 mo. USD Term SOFR + 4.936%)(1)	04/25/35	989,858	36,096
Countrywide Alternative Loan Trust Series 2005-86CB, Class A1
5.50%	02/25/36	480,030	253,976
Countrywide Alternative Loan Trust Series 2005-86CB, Class A8
5.50%	02/25/36	219,443	116,104

Issues	Maturity Date	Principal Amount	Value
Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC)
6.00%	08/25/36	$ 109,359	$56,957
Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC)
4.24% (1 mo. USD Term SOFR + 0.514%)(1)	08/25/36	3,629,027	1,472,523
Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O) (I/F)
1.76% (-1 mo. USD Term SOFR + 5.486%)(1)	08/25/36	3,502,465	303,882
Countrywide Alternative Loan Trust Series 2006-32CB, Class A18
6.00%	11/25/36	124,556	65,926
Countrywide Alternative Loan Trust Series 2006-34, Class A5
6.25%	11/25/46	1,255,091	543,142
Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11
5.50%	02/25/36	164,049	106,075
Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC)
6.00%	06/25/47	268,176	128,574
Countrywide Alternative Loan Trust Series 2007-15CB, Class A6
5.75%	07/25/37	497,814	260,857
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7
6.00%	07/25/37	1,773,055	961,372
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7
6.00%	08/25/37	5,796	4,063
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
6.00%	08/25/37	286,165	156,610
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16
6.50%	09/25/37	235,716	85,629
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3
6.00%	04/25/37	164,925	75,653
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4
6.00%	04/25/37	486,548	223,188
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1
6.75%(2)	10/25/36	14,291	14,199
Cross Mortgage Trust Series 2024-H4, Class B1B
8.11%(2),(9)	07/25/69	3,768,000	3,824,237
Cross Mortgage Trust Series 2024-H5, Class B1B
8.11%(2),(9)	08/26/69	3,654,000	3,660,629
Cross Mortgage Trust Series 2024-H6, Class A2
5.38%(2)	09/25/69	600,912	599,643
Cross Mortgage Trust Series 2024-H6, Class A3
5.48%(2)	09/25/69	540,821	539,558
Cross Mortgage Trust Series 2024-H7, Class B1B
7.57%(2),(9)	11/25/69	3,930,000	3,945,241
Cross Mortgage Trust Series 2024-H8, Class B1B
7.33%(2),(9)	12/25/69	3,300,000	3,304,861
Cross Mortgage Trust Series 2025-CES1, Class B1
6.68%(2),(9)	11/25/60	4,200,000	4,155,549
Cross Mortgage Trust Series 2025-H10, Class B1
7.13%(2),(9)	01/25/71	3,199,000	3,161,645

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Cross Mortgage Trust Series 2025-H10, Class M1
5.90%(2),(9)	01/25/71	$ 5,303,000	$5,240,982
Cross Mortgage Trust Series 2025-H5, Class B1B
7.60%(2),(9)	07/25/70	3,160,000	3,185,241
Cross Mortgage Trust Series 2025-H7, Class M1
5.64%(2),(9)	09/25/70	6,406,000	6,321,053
Cross Mortgage Trust Series 2026-NQM1, Class M1
5.53%(2),(9)	02/25/61	4,684,000	4,584,819
Cross Mortgage Trust Series 2026-NQM2, Class A3
5.24%(2)	03/25/61	6,425,576	6,348,271
Cross Mortgage Trust Series 2026-NQM3, Class M1
5.80%(2),(9)	03/25/71	3,230,000	3,181,527
Cross Mortgage Trust Series 2026-NQM4, Class M1
6.14%(2),(9)	04/25/71	7,015,000	7,016,982
Cross Mortgage Trust Series 2026-NQM5, Class M1
6.00%(2),(9)	03/25/71	6,613,000	6,579,860
Cross Mortgage Trust Series 2026-NQM8, Class B1
6.94%(2),(9)	07/25/71	3,354,000	3,306,535
Cross Mortgage Trust Series 2026-NQM9, Class M1
6.24%(2),(9)	08/25/71	5,550,000	5,543,489
CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6
6.50%	08/25/36	1,021,126	467,918
CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11
6.50%	08/25/36	390,431	131,917
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9
7.00%(9)	08/25/37	718,110	378,256
CSMC Trust Series 2014-8R, Class 3A2
5.38%(2),(9)	02/27/36	825,994	778,717
DB Data Center Red Oak LLC
0.00%(6)	03/06/31	4,155,804	4,155,810
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2
6.16%(9)	06/25/36	160,355	144,779
Deutsche Mortgage & Asset Receiving Corp. Series 2014-RS1, Class 1A2
6.50%(2),(9)	07/27/37	248,641	200,956
EFMT Series 2025-INV2, Class B1
7.50%(2),(9)	05/26/70	4,000,000	4,017,085
Ellington Financial Mortgage Trust Series 2022-4, Class B1
5.84%(2),(9)	09/25/67	900,000	895,054
Ellington Financial Mortgage Trust Series 2024-CES1, Class B1
7.04%(2),(9)	01/26/60	4,263,000	4,271,394
Ellington Financial Mortgage Trust Series 2024-NQM1, Class B1B
7.45%(2),(9)	11/25/69	3,707,000	3,706,771
Ellington Financial Mortgage Trust Series 2025-CES4, Class B1
7.05%(2),(9)	06/25/60	2,811,000	2,815,401
Ellington Financial Mortgage Trust Series 2025-NQM6, Class A3
5.40%(2)	12/25/70	3,823,570	3,785,295
Ellington Financial Mortgage Trust Series 2026-AE2, Class A13
5.50%(2),(9)	04/25/61	5,871,573	5,762,698
Federal Home Loan Mortgage Corp. REMICS Series 4994, Class LI (I/O)
4.00%	12/25/48	6,969,052	1,320,467
Federal Home Loan Mortgage Corp. REMICS Series 5070, Class MI (I/O)
3.50%	02/25/51	8,841,258	1,320,175
Federal Home Loan Mortgage Corp. REMICS Series 5100, Class HI (I/O)
4.00%	02/25/47	10,979,716	1,840,894

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 5104, Class HI (I/O) (PAC)
3.50%	06/25/49	$ 13,363,758	$2,489,914
Federal Home Loan Mortgage Corp. REMICS Series 5149, Class DI (I/O)
4.00%	10/25/48	5,963,827	1,114,519
Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O) (I/F)
2.38% (-30 day USD SOFR Average + 6.000%)(1)	01/25/55	5,896,232	456,220
Federal Home Loan Mortgage Corp. REMICS Series 5500, Class SJ (I/F)
2.13% (-30 day USD SOFR Average + 5.750%)(1)	02/25/55	5,822,995	460,352
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F)
1.43% (-30 day USD SOFR Average + 5.050%)(1)	06/25/55	12,676,096	609,952
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F)
5.08% (-30 day USD SOFR Average + 10.500%)(1)	06/25/55	1,048,755	967,156
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F)
5.15% (-30 day USD SOFR Average + 10.575%)(1)	06/25/55	1,063,306	963,664
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F)
5.64% (-30 day USD SOFR Average + 11.667%)(1)	06/25/55	1,025,454	955,333
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F)
5.08% (-30 day USD SOFR Average + 10.500%)(1)	06/25/55	347,187	320,501
Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F)
5.15% (-30 day USD SOFR Average + 10.575%)(1)	08/25/55	1,185,739	1,066,319
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F)
2.28% (-30 day USD SOFR Average + 5.900%)(1)	09/25/55	17,519,860	1,528,723
Federal Home Loan Mortgage Corp. REMICS Series 5617, Class IL (I/O)
4.00%	08/25/51	11,672,682	2,440,036
Federal Home Loan Mortgage Corp. REMICS Series 5626, Class SH (I/O) (I/F)
2.03% (-30 day USD SOFR Average + 5.650%)(1)	01/25/56	35,687,219	2,802,426
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2
11.12% (30 day USD SOFR Average + 7.500%)(1),(2)	10/25/41	7,130,000	7,230,010

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2
11.42% (30 day USD SOFR Average + 7.800%)(1),(2)	11/25/41	$ 7,069,000	$7,208,348
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2
9.87% (30 day USD SOFR Average + 6.250%)(1),(2)	09/25/41	7,800,789	7,856,413
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2
6.12% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	1,000,000	1,006,484
Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O)
5.50%	07/15/36	139,371	23,024
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)
2.00%	03/15/52	5,797,410	754,741
Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O)
2.50%	10/15/52	5,067,467	773,123
Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O)
4.00%	11/15/52	13,126,126	3,011,069
Federal Home Loan Mortgage Corp. STRIPS Series 399, Class C38 (I/O)
3.50%	12/25/52	5,709,648	1,087,953
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1
12.98% (30 day USD SOFR Average + 9.364%)(1),(2)	11/25/39	3,518,416	3,604,667
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1
7.48% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	729,789	732,588
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2
9.62% (30 day USD SOFR Average + 6.000%)(1),(2)	10/25/41	6,635,000	6,706,138
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02, Class 2B2
9.82% (30 day USD SOFR Average + 6.200%)(1),(2)	11/25/41	5,000,000	5,074,647
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2
9.12% (30 day USD SOFR Average + 5.500%)(1),(2)	12/25/41	7,330,000	7,451,273
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2
9.62% (30 day USD SOFR Average + 6.000%)(1),(2)	12/25/41	6,610,000	6,730,679
Federal National Mortgage Association Interest STRIPS Series 426, Class C24 (I/O)
1.50%	01/25/52	34,974,653	3,816,658
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)
2.00%	10/25/52	7,102,466	916,846

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association Interest STRIPS Series 440, Class C46 (I/O)
4.00%	10/25/53	$ 14,657,195	$3,289,417
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)
2.27% (-30 day USD SOFR Average + 5.886%)(1)	11/25/41	48,921	3,422
Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O)
3.00%	12/25/27	21,585	267
Federal National Mortgage Association REMICS Series 2021-59, Class KI (I/O)
4.00%	09/25/51	8,249,148	1,982,115
Federal National Mortgage Association REMICS Series 2021-70, Class AI (I/O)
4.00%	10/25/51	8,246,558	1,794,423
Federal National Mortgage Association REMICS Series 2024-76, Class SY (I/O) (I/F)
1.88% (-30 day USD SOFR Average + 5.500%)(1)	11/25/54	13,116,452	853,347
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F)
1.73% (-30 day USD SOFR Average + 5.350%)(1)	07/25/54	11,351,581	570,439
Federal National Mortgage Association REMICS Series 2024-91, Class SB (I/O) (I/F)
2.23% (-30 day USD SOFR Average + 5.850%)(1)	12/25/54	5,988,223	399,380
Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F)
2.36% (-30 day USD SOFR Average + 5.980%)(1)	12/25/54	2,649,575	211,077
Federal National Mortgage Association REMICS Series 2024-98, Class SG (I/F)
2.38% (-30 day USD SOFR Average + 6.000%)(1)	11/25/54	935,149	80,188
Federal National Mortgage Association REMICS Series 2025-104, Class SB (I/O)
1.93% (30 day USD SOFR Average + 5.550%)(1)	12/25/55	22,402,002	1,704,578
Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F)
5.64% (-30 day USD SOFR Average + 11.667%)(1)	02/25/55	224,038	206,443
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) (I/F)
1.58% (-30 day USD SOFR Average + 5.200%)(1)	06/25/55	17,049,007	791,219
Federal National Mortgage Association REMICS Series 2025-59, Class DS (I/O) (I/F)
2.24% (-30 day USD SOFR Average + 5.857%)(1)	08/25/55	15,843,474	1,014,293

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2025-87, Class SA (I/O) (I/F)
2.28% (-30 day USD SOFR Average + 5.900%)(1)	10/25/55	$ 8,881,250	$712,980
Federal National Mortgage Association REMICS Series 2026-23, Class SC (I/O) (I/F)
2.03% (-30 day USD SOFR Average + 5.650%)(1)	04/25/56	31,218,031	2,382,259
FIGRE Trust Series 2025-HE3, Class C
5.91% (2),(9)	05/25/55	1,455,981	1,448,298
FIGRE Trust Series 2025-HE5, Class C
5.69% (2),(9)	08/25/55	6,993,705	6,935,931
FIGRE Trust Series 2026-FL1, Class M1
6.23% (2),(9)	03/25/56	5,630,000	5,596,972
FIGRE Trust Series 2026-HF3, Class C
5.62% (30 day USD SOFR Average + 2.000%)(1),(2)	03/25/56	4,578,255	4,592,850
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C
4.16% (1 mo. USD Term SOFR + 0.434%)(1)	10/25/36	9,321,666	5,948,086
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D
4.28% (1 mo. USD Term SOFR + 0.554%)(1)	03/25/37	616,056	288,326
First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4
6.25%	03/25/37	515,649	147,013
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4
5.75%	04/25/37	705,764	209,334
GCAT Trust Series 2021-NQM6, Class A1
1.86% (2),(9)	08/25/66	1,016,891	927,600
GCAT Trust Series 2024-NQM2, Class B2
7.96% (2),(9)	06/25/59	4,050,000	4,087,690
GCAT Trust Series 2025-NQM1, Class B1
7.06% (2),(9)	11/25/69	4,036,000	4,038,022
GCAT Trust Series 2025-NQM3, Class A3
5.96% (2)	05/25/70	1,436,769	1,435,303
GCAT Trust Series 2025-NQM4, Class B1
7.20% (2),(9)	06/25/70	3,356,000	3,359,862
GCAT Trust Series 2025-NQM6, Class M1
5.78% (2),(9)	10/25/70	4,206,500	4,149,943
GCAT Trust Series 2026-NQM1, Class M1
5.53% (2),(9)	12/25/70	7,110,000	6,976,112
GCAT Trust Series 2026-NQM2, Class B1
6.61% (2),(9)	02/25/71	2,895,000	2,818,641
GCAT Trust Series 2026-NQM2, Class M1
6.15% (2),(9)	02/25/71	2,856,000	2,839,855
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F)
2.82% (-1 mo. USD Term SOFR + 6.486%)(1)	10/20/33	132,049	7,072
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F)
1.88% (-30 day USD SOFR Average + 5.500%)(1)	10/20/54	10,070,894	657,597

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association REMICS Series 2025-134, Class SJ (I/O) (I/F)
2.33% (-30 day USD SOFR Average + 5.950%)(1)	08/20/55	$ 11,042,283	$847,222
Government National Mortgage Association REMICS Series 2025-41, Class HS (I/F)
1.72% (-30 day USD SOFR Average + 5.340%)(1)	03/20/55	10,533,599	607,709
Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O) (I/F)
1.68% (-30 day USD SOFR Average + 5.300%)(1)	03/20/55	12,845,648	633,435
GSAA Home Equity Trust Series 2007-5, Class 1F3B
6.00% (9)	05/25/37	4,300,000	270,988
GSAA Home Equity Trust Series 2007-5, Class 1F5B
6.44%	05/25/37	1,987,261	125,461
GSAA Home Equity Trust Series 2007-5, Class 2A2A
4.30% (1 mo. USD Term SOFR + 0.574%)(1)	04/25/47	689,115	293,308
GSAA Trust Series 2006-7, Class AF3
6.72%	03/25/46	2,589,342	862,319
GSAA Trust Series 2007-3, Class 2A1B
4.04% (1 mo. USD Term SOFR + 0.314%)(1)	03/25/47	166,316	6,949
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1
4.82% (9)	09/25/35	2,114	2,031
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A
4.46% (1 mo. USD Term SOFR + 0.794%)(1)	06/20/35	10,596	9,852
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A
4.14% (1 mo. USD Term SOFR + 0.474%)(1)	05/19/46	2,330,385	1,131,273
HOMES Trust Series 2024-NQM2, Class B1
7.70% (2),(9)	10/25/69	5,461,000	5,514,873
HOMES Trust Series 2025-NQM1, Class M1
6.52% (2),(9)	01/25/70	3,542,000	3,548,644
HOMES Trust Series 2025-NQM3, Class B1
7.38% (2),(9)	02/25/70	2,794,000	2,800,930
HOMES Trust Series 2025-NQM4, Class B1
6.90% (2),(9)	08/25/70	2,405,500	2,396,341
Homeward Opportunities Fund Trust Series 2024-RRTL2, Class A2
6.37% (2)	09/25/39	3,800,000	3,804,499
Homeward Opportunities Fund Trust Series 2025-RRTL1, Class M1
6.83% (2),(9)	03/25/40	2,645,000	2,647,943
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A2
5.66% (2)	09/25/40	4,130,000	4,134,377
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5
6.72%	12/25/36	234,150	70,199
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A
3.61% (9)	03/25/36	62,970	42,414
JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4
6.18% (9)	03/25/36	850,662	755,183

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3
5.96%	09/25/29	$ 392,179	$225,922
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4
6.08%	08/25/36	1,278,579	724,195
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5
6.34%	08/25/36	242,970	137,568
JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5
6.91%	07/25/36	1,546,949	375,405
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6
4.32%	11/25/36	411	406
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2
4.08%	01/25/37	348,734	165,470
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3
4.08%	10/25/30	535,399	254,008
JPMorgan Mortgage Trust Series 2007-S1, Class 2A11
6.00%	03/25/37	351,625	120,662
JPMorgan Mortgage Trust Series 2024-CES1, Class A1B
6.02%(2)	06/25/54	573,351	574,628
JPMorgan Mortgage Trust Series 2024-CES1, Class A2
6.15%(2)	06/25/54	532,852	534,434
JPMorgan Mortgage Trust Series 2025-CES1, Class A3
6.07%(2),(9)	05/25/55	1,539,000	1,545,067
JPMorgan Mortgage Trust Series 2025-CES5, Class B1
6.69%(2),(9)	02/25/56	3,980,000	3,951,013
JPMorgan Mortgage Trust Series 2025-CES7, Class B1
6.95%(2),(9)	04/25/56	4,000,000	4,005,114
JPMorgan Mortgage Trust Series 2025-NQM1, Class B1
7.39%(2),(9)	06/25/65	3,243,000	3,255,139
JPMorgan Mortgage Trust Series 2025-NQM1, Class M1A
6.35%(2),(9)	06/25/65	3,190,000	3,202,814
JPMorgan Mortgage Trust Series 2025-NQM2, Class B1
7.58%(2),(9)	09/25/65	3,046,000	3,066,023
JPMorgan Mortgage Trust Series 2025-NQM4, Class B1
6.69%(2),(9)	03/25/66	4,400,000	4,357,904
Knock Issuer Trust Series 2025-1, Class A1
7.12%(2)	02/25/30	2,545,000	2,554,767
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1
6.63%(9)	04/15/40	66,464	66,732
Lehman Mortgage Trust Series 2006-1, Class 1A5
5.50%	02/25/36	127,746	54,917
Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F)
2.71% (-1 mo. USD Term SOFR + 6.436%)(1)	11/25/36	183,071	17,913
Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O) (I/F)
3.39% (-1 mo. USD Term SOFR + 7.116%)(1)	01/25/37	5,516,821	306,059
Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O) (I/F)
2.50% (-1 mo. USD Term SOFR + 6.226%)(1)	06/25/37	8,054,726	695,278
Lehman Mortgage Trust Series 2007-5, Class 7A3
7.50%	10/25/36	482,014	128,181
Lehman XS Trust Series 2005-1, Class 3A4
5.37%	07/25/35	20,568	21,953

Issues	Maturity Date	Principal Amount	Value
Lehman XS Trust Series 2006-17, Class 1A (I/O)
0.60%	08/25/46	$ 6,032,455	$144,965
Lehman XS Trust Series 2006-17, Class 1A3
4.34% (1 mo. USD Term SOFR + 0.614%)(1)	08/25/46	151,264	140,688
LHOME Mortgage Trust Series 2025-RTL1, Class A2
5.95%(2)	01/25/40	3,609,000	3,609,186
LHOME Mortgage Trust Series 2025-RTL2, Class A2
6.10%(2),(9)	04/25/40	2,905,000	2,901,268
LHOME Mortgage Trust Series 2025-RTL3, Class A2
5.67%(2)	08/25/40	4,175,000	4,167,561
LHOME Mortgage Trust Series 2025-RTL3, Class M1
6.89%(2),(9)	08/25/40	6,163,000	6,160,907
LHOME Mortgage Trust Series 2026-RTL1, Class A2
5.21%(2)	01/25/41	6,250,000	6,172,039
MASTR Alternative Loan Trust Series 2005-2, Class 4A3
4.24% (1 mo. USD Term SOFR + 0.514%)(1)	03/25/35	1,593	1,586
MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3
4.06% (1 mo. USD Term SOFR + 0.334%)(1)	08/25/36	631,937	215,103
Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A3
4.16% (1 mo. USD Term SOFR + 0.434%)(1)	01/25/37	599,368	173,305
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B
4.10% (1 mo. USD Term SOFR + 0.374%)(1)	06/25/37	162,398	162,194
Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1
4.34% (1 mo. USD Term SOFR + 0.614%)(1)	05/25/29	2,015	1,981
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B
3.83% (1 mo. USD Term SOFR + 0.414%)(1)	11/25/37	704,879	207,978
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A
4.21% (1 mo. USD Term SOFR + 0.484%)(1)	05/25/37	3,236,914	901,896
Mid-State Capital Corp. Trust Series 2005-1, Class A
5.75%	01/15/40	42	41
Mid-State Capital Corp. Trust Series 2006-1, Class A
5.79%(2)	10/15/40	16,267	16,304
Mid-State Trust XI Series 11, Class A1
4.86%	07/15/38	228	228
Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1
6.00%	10/25/37	173,211	85,557
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1
6.50%(2),(9)	06/25/54	1,113,981	1,136,961
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1, Class B1B
7.12%(2),(9)	11/25/69	3,350,000	3,328,276

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5, Class M1
6.14%(2),(9)	07/25/70	$ 4,055,000	$4,039,835
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A3
5.32%(2)	09/25/70	5,510,971	5,426,810
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM1, Class A3
5.13%(2)	12/25/70	3,462,345	3,409,799
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM1, Class M1
5.67%(2),(9)	12/25/70	4,150,000	4,060,409
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM2, Class M1
5.48%(2),(9)	01/26/71	5,018,000	4,895,647
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3, Class M1
5.86%(2),(9)	03/25/71	8,165,000	8,087,830
Mortimer PLC Series 2024-MIX, Class E
9.67% (1 day GBP SONIA + 5.920%)(1),(3)	09/22/67	GBP 1,400,000	2,012,639
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4
4.34% (1 mo. USD Term SOFR + 0.614%)(1)	06/25/37	10,534	10,240
NEW Residential Mortgage Loan Trust Series 2025-NQM2, Class B1
7.23%(2),(9)	04/25/65	3,550,000	3,697,245
New Residential Mortgage Loan Trust Series 2026-NQM4, Class M1
5.67%(2),(9)	02/25/66	6,720,000	6,615,209
New Residential Mortgage Loan Trust Series 2026-NQM5, Class A3
5.68%(2)	04/25/66	2,940,780	2,927,930
New Residential Mortgage Loan Trust Series 2026-NQM5, Class M1
5.92%(2),(9)	04/25/66	5,610,000	5,567,784
New Residential Mortgage Loan Trust Series 2026-NQM7, Class M1
6.02%(2),(9)	06/25/66	2,930,000	2,910,399
NYMT Loan Trust Series 2025-CP1, Class M2B
3.75%(2),(9)	11/25/69	4,930,000	4,502,003
Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2
7.48%	08/15/27	153,892	97,947
OBX Trust Series 2022-NQM7, Class A3
5.70%(2)	08/25/62	1,030,569	1,028,838
OBX Trust Series 2024-NQM16, Class M1
6.37%(2),(9)	10/25/64	4,000,000	4,027,247
OBX Trust Series 2025-NQM20, Class M1
5.80%(2),(9)	10/25/65	6,500,000	6,409,580
OBX Trust Series 2025-NQM6, Class A3
5.96%(2)	03/25/65	4,644,350	4,655,087
OBX Trust Series 2026-NQM1, Class M1
5.64%(2),(9)	11/25/65	5,250,000	5,169,170
OBX Trust Series 2026-NQM10, Class M1
5.89%(2),(9)	06/25/66	3,725,000	3,687,227
OBX Trust Series 2026-NQM4, Class M1
5.71%(2),(9)	02/25/66	6,000,000	5,916,414
OBX Trust Series 2026-NQM8, Class M1
5.79%(2),(9)	05/25/66	3,980,000	3,957,252
PMT Loan Trust Series 2024-INV1, Class A29
6.00%(2),(9)	10/25/59	926,839	927,778
PMT Loan Trust Series 2026-INV4, Class A28
6.00%(2),(9)	03/25/57	4,807,388	4,794,471

Issues	Maturity Date	Principal Amount	Value
Polaris PLC Series 2026-2A, Class X1
5.96% (1 day GBP SONIA + 2.220%)(1),(2)	03/27/69	GBP 3,434,422	$4,615,058
PRET LLC Series 2025-NPL8, Class A1
5.73%(2)	08/25/55	8,351,290	8,362,921
PRET LLC Series 2025-NPL9, Class A1
5.39%(2)	08/25/55	3,845,931	3,849,584
Pretium Mortgage Credit Partners LLC Series 2025-NPL6, Class A1
5.74%(2)	06/25/55	3,118,849	3,123,299
Pretium Mortgage Credit Partners LLC Series 2025-NPL7, Class A1
5.66%(2)	07/25/55	10,130,612	10,142,068
Pretium Mortgage Credit Partners LLC Series 2026-NPL1, Class A1
5.18%(2)	01/25/56	5,796,013	5,743,175
Pretium Mortgage Credit Partners LLC Series 2026-NPL4, Class A1
5.51%(2)	04/25/56	6,766,529	6,740,904
Pretium Mortgage Credit Partners LLC Series 2026-NPL5, Class A1
5.71%(2)	04/25/56	7,086,147	7,077,620
Pretium Mortgage Credit Partners LLC Series 2026-NPL6, Class A1
5.69%(2)	05/25/56	10,002,542	9,983,224
Pretium Mortgage Credit Partners LLC Series 2026-RN1, Class A1
5.67%(2)	06/25/66	6,190,306	6,203,695
Pretium Mortgage Credit Partners LLC Series 2026-RN3, Class A1
5.85%(2)	08/25/56	6,520,000	6,544,324
PRKCM Trust Series 2023-AFC1, Class B1
7.29%(2),(9)	02/25/58	1,200,000	1,195,742
PRPM LLC Series 2024-RPL1, Class B1
4.28%(2),(9)	12/25/64	8,131,000	7,867,395
PRPM LLC Series 2024-RPL1, Class M1
4.28%(2),(9)	12/25/64	1,600,000	1,566,750
PRPM LLC Series 2024-RPL3, Class A2
4.00%(2)	11/25/54	1,150,000	1,111,604
PRPM LLC Series 2024-RPL4, Class M1
4.00%(2)	12/25/54	1,280,000	1,223,698
PRPM LLC Series 2025-RCF1, Class A2
4.50%(2)	02/25/55	3,000,000	2,930,328
PRPM LLC Series 2025-RPL3, Class M2
3.25%(2)	04/25/55	4,150,000	3,876,011
PRPM LLC Series 2026-RCF2, Class M1
5.50%(2),(9)	03/25/56	5,000,000	4,888,795
PRPM Trust Series 2023-NQM2, Class B1
6.82%(2),(9)	08/25/68	1,250,000	1,248,435
PRPM Trust Series 2023-NQM3, Class B2
7.31%(2),(9)	11/25/68	850,000	852,255
PRPM Trust Series 2025-NQM1, Class M1B
7.14%(2),(9)	11/25/69	2,300,000	2,323,593
PRPM Trust Series 2026-RCF1, Class M1
5.50%(2)	01/25/56	5,000,000	4,899,906
RALI Trust Series 2005-QS14, Class 3A3
6.00%	09/25/35	84,949	74,464
RALI Trust Series 2005-QS16, Class A7
5.50%	11/25/35	284,728	250,046
RALI Trust Series 2006-QS15, Class A3
6.50%	10/25/36	603,066	521,554
RALI Trust Series 2006-QS18, Class 2A2 (I/O) (I/F)
2.71% (-1 mo. USD Term SOFR + 6.436%)(1)	12/25/36	2,970,473	299,690

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
RALI Trust Series 2006-QS4, Class A2 (PAC)
6.00%	04/25/36	$ 215,394	$173,945
RALI Trust Series 2006-QS4, Class A4
6.00%	04/25/36	266,826	215,480
RALI Trust Series 2006-QS6, Class 1A15
6.00%	06/25/36	106,870	88,100
RALI Trust Series 2006-QS6, Class 1A2
6.00%	06/25/36	419,823	346,087
RALI Trust Series 2006-QS6, Class 1A4
6.00%	06/25/36	700,657	577,596
RALI Trust Series 2007-QH9, Class X (P/O)
0.70%(9)	11/25/37	9,133,604	308,835
RALI Trust Series 2007-QO2, Class A1
3.99% (1 mo. USD Term SOFR + 0.264%)(1)	02/25/47	502,303	146,182
RALI Trust Series 2007-QS1, Class 1A4
6.00%	01/25/37	352,767	289,855
RALI Trust Series 2007-QS1, Class 2A1 (I/O) (I/F)
2.80% (-1 mo. USD Term SOFR + 6.526%)(1)	01/25/37	4,961,900	587,442
RALI Trust Series 2007-QS3, Class A1
6.50%	02/25/37	330,621	276,220
RALI Trust Series 2007-QS7, Class 1A1 (PAC)
6.00%	05/25/37	37,136	30,740
RCKT Mortgage Trust Series 2024-CES5, Class A3
6.44%(2)	08/25/44	860,000	864,408
RCKT Mortgage Trust Series 2024-CES6, Class B1
7.23%(2)	09/25/44	2,300,000	2,307,223
RCKT Mortgage Trust Series 2024-CES7, Class B1
7.31%(2)	10/25/44	4,325,000	4,350,701
RCKT Mortgage Trust Series 2024-CES8, Class A2
5.66%(2)	11/25/44	1,560,000	1,560,307
RCKT Mortgage Trust Series 2024-CES8, Class B1
7.40%(2)	11/25/44	5,010,000	5,050,168
RCKT Mortgage Trust Series 2025-CES1, Class B2B
6.64%(2),(9)	01/25/45	2,300,000	2,272,256
RCKT Mortgage Trust Series 2025-CES12, Class B1
6.55%(2),(9)	11/25/55	4,314,000	4,256,444
RCKT Mortgage Trust Series 2025-CES12, Class M1
5.65%(2),(9)	11/25/55	5,000,000	4,940,966
RCKT Mortgage Trust Series 2025-CES4, Class B1
6.93%(2),(9)	04/25/55	4,450,000	4,477,949
RCKT Mortgage Trust Series 2025-CES5, Class B1A
6.88%(2),(9)	05/25/55	4,500,000	4,509,241
RCKT Mortgage Trust Series 2025-CES7, Class B1
6.97%(2),(9)	07/25/55	3,890,000	3,897,929
RCKT Mortgage Trust Series 2025-CES8, Class B1A
6.04%(2),(9)	08/25/55	5,250,000	5,180,575
RCKT Mortgage Trust Series 2026-CES6, Class B1
6.96%(2),(9)	06/25/56	5,940,000	5,869,012
Reneu Redi Q-1 Trust Series 2026-RTL1, Class A1
5.89%(2)	06/25/41	7,800,000	7,788,986
Residential Asset Mortgage Products Trust Series 2006-EFC2, Class A4
4.28% (1 mo. USD Term SOFR + 0.554%)(1)	12/25/36	675	675
Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O) (I/F)
3.71% (-1 mo. USD Term SOFR + 7.436%)(1)	02/25/34	275,575	29,414

Issues	Maturity Date	Principal Amount	Value
Residential Asset Securitization Trust Series 2005-A8CB, Class A9
5.38%	07/25/35	$ 211,170	$98,938
Residential Asset Securitization Trust Series 2006-A12, Class A1
6.25%	11/25/36	508,309	164,929
Residential Asset Securitization Trust Series 2006-A15, Class A2
6.25%	01/25/37	508,296	144,995
Residential Asset Securitization Trust Series 2006-A16, Class 1A3
6.00%	02/25/37	333,561	130,563
Residential Asset Securitization Trust Series 2006-A5CB, Class A4
6.00%	06/25/36	210,002	68,963
Residential Asset Securitization Trust Series 2007-A1, Class A1
6.00%	03/25/37	321,925	93,687
Residential Asset Securitization Trust Series 2007-A3, Class 1A4
5.75%	04/25/37	459,334	189,179
Residential Asset Securitization Trust Series 2007-A6, Class 1A3
6.00%	06/25/37	137,260	64,361
RFMSI Trust Series 2006-S10, Class 1A1
6.00%	10/25/36	511,583	411,448
RFMSI Trust Series 2006-S3, Class A7
5.50%	03/25/36	306,709	242,195
RFMSI Trust Series 2006-S6, Class A10
6.00%	07/25/36	170,241	146,070
RFMSI Trust Series 2006-S6, Class A14
6.00%	07/25/36	54,588	46,837
RFMSI Trust Series 2007-S8, Class 1A1
6.00%	09/25/37	118,594	78,714
RFT Trust Series 2026-RR1, Class A1
6.63%(2)	07/27/30	4,500,000	4,499,935
Saluda Grade Alternative Mortgage Trust Series 2024-FIG5, Class C
6.85%(2),(9)	04/25/54	3,079,498	3,117,250
Saluda Grade Alternative Mortgage Trust Series 2024-FIG5, Class E
8.49%(2),(9)	04/25/54	2,226,667	2,272,178
Saluda Grade Alternative Mortgage Trust Series 2025-LOC5, Class M3
6.57% (1 mo. USD Term SOFR + 2.850%)(1),(2)	10/25/55	3,580,000	3,590,997
Santander Mortgage Asset Receivable Trust Series 2025-CES1, Class B1
6.47%(2),(9)	09/25/55	3,255,000	3,201,201
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4
2.80%	01/25/36	215,054	181,159
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B
4.14% (1 mo. USD Term SOFR + 0.414%)(1)	12/25/36	788,750	393,069
Sequoia Mortgage Trust Series 2026-5, Class A19
5.50%(2),(9)	05/25/56	10,363,671	10,151,291
Shamrock Residential DAC Series 2024-1A, Class C
4.38% (1 mo. EUR EURIBOR + 2.200%)(1),(2)	12/24/78	EUR 1,075,000	1,236,388

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4
4.09% (1 mo. USD Term SOFR + 0.364%)(1)	07/25/37	$ 202,189	$163,487
Soundview Home Loan Trust Series 2007-OPT4, Class 1A1
4.84% (1 mo. USD Term SOFR + 1.114%)(1)	09/25/37	331,944	247,678
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1
5.86% (9)	02/25/34	575	559
Structured Asset Mortgage Investments II Trust Series 2006-AR2, Class A1
4.30% (1 mo. USD Term SOFR + 0.574%)(1)	02/25/36	6,594	6,052
Towd Point Mortgage Trust Series 2024-CES1, Class A1B
6.05%(2),(9)	01/25/64	501,593	501,961
Towd Point Mortgage Trust Series 2026-CES1, Class M2
5.87% (2),(9)	01/25/66	2,250,000	2,219,624
Twin Bridges PLC Series 2026-1A, Class X
6.21% (1 day GBP SONIA + 2.470%)(1),(2)	10/17/71	GBP 3,400,000	4,605,195
VCAT LLC Series 2026-NPL1, Class A1
5.10%(2)	01/25/56	5,379,868	5,336,370
VCAT LLC Series 2026-NPL2, Class A1
5.06%(2)	02/25/56	6,080,968	6,042,998
VCAT LLC Series 2026-NPL3, Class A1
5.57%(2)	05/25/56	7,567,374	7,563,159
Verus Securitization Trust Series 2022-2, Class A2
4.26%(2)	02/25/67	718,133	676,947
Verus Securitization Trust Series 2024-1, Class B1
7.91%(2),(9)	01/25/69	2,980,000	3,001,383
Verus Securitization Trust Series 2024-INV1, Class B2
8.42%(2),(9)	03/25/69	3,000,000	3,029,817
Verus Securitization Trust Series 2024-INV2, Class B2
7.90%(2),(9)	08/26/69	550,000	554,284
Verus Securitization Trust Series 2025-12, Class B1
6.56%(2),(9)	12/25/70	3,090,000	3,073,785
Verus Securitization Trust Series 2025-6, Class B1
6.87%(2),(9)	07/25/70	2,250,000	2,259,262
Verus Securitization Trust Series 2025-7, Class M1
5.82%(2),(9)	08/25/70	4,144,000	4,112,951
Verus Securitization Trust Series 2025-INV1, Class B1
6.95%(2),(9)	02/25/70	1,750,000	1,762,633
Vista Point Securitization Trust Series 2024-CES2, Class A3
5.91%(2)	10/25/54	2,060,000	2,062,381
Vista Point Securitization Trust Series 2024-CES2, Class B1
7.50%(2),(9)	10/25/54	3,500,000	3,514,713
Vista Point Securitization Trust Series 2025-CES3, Class B1
6.99%(2),(9)	11/25/55	3,918,000	3,908,831
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6
6.00%	03/25/36	16,507	16,193
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O)
1.15%	05/25/46	5,159,042	229,219
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
6.00%	06/25/37	136,162	122,737
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1
6.25%	11/25/37	230,669	194,800
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A3
6.49%(9)	10/25/36	19,887	18,453

Issues	Maturity Date	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 2A1
5.70% (9)	04/25/36	$ 3,961	$3,950
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1
6.00%	06/25/37	1,057,538	980,545

Total Residential Mortgage-Backed Securities — Non-agency
(Cost: $845,264,365)			822,556,910

BANK LOANS — 8.5%
Advertising — 0.1%
Advantage Sales & Marketing, Inc. 2026 First Out Term Loan
10.01% (3 mo. USD Term SOFR + 6.000%)(1)	04/19/30	758,281	671,234
Research Now Group, Inc. 2024 First Lien First Out Term Loan
8.90% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28	1,449,922	1,378,629

			2,049,863

Aerospace & Defense — 0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B
7.12% (6 mo. USD Term SOFR + 3.250%)(1)	02/11/32	1,496,212	1,501,194
PMI U.S. Bidco, Inc Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	03/16/33	1,293,103	1,302,802
TransDigm, Inc. 2023 Term Loan J
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	02/28/31	634,353	635,897
TransDigm, Inc. 2025 Term Loan M
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	08/19/32	1,455,597	1,459,273

			4,899,166

Airlines — 0.0%
American Airlines, Inc. 2026 1st Lien Term Loan B
6.67% (3 mo. USD Term SOFR + 3.000%)(1)	05/29/33	272,963	271,456
Apparel — 0.1%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	12/21/28	1,220,741	1,224,092
WH Borrower LLC 2025 Term Loan B
8.14% (3 mo. USD Term SOFR + 4.500%)(1)	02/20/32	1,090,468	1,096,542

			2,320,634

Auto Manufacturers — 0.0%
Allison Transmission, Inc. 2025 Incremental Term Loan B
5.43% (1 mo. USD Term SOFR + 1.750%)(1)	01/02/33	1,695,750	1,700,693

Auto Parts & Equipment — 0.1%
Stonepeak Motion Finco LLC Term Loan B
0.00%(12)	06/24/33	2,000,000	2,003,650

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Banks — 0.0%
Chrysaor Bidco SARL 2025 USD Term Loan B
6.76% (3 mo. USD Term SOFR + 3.000%)(1)	10/30/31	$ 992,519	$997,233
Beverages — 0.2%
Arterra Wines Canada, Inc. 2020 Term Loan
7.49% (3 mo. USD Term SOFR + 3.500%)(1)	11/24/27	1,935,241	1,935,241
Naked Juice LLC 2025 FLFO Term Loan
9.23% (3 mo. USD Term SOFR + 5.500%)(1)	01/24/29	1,992,319	2,030,920
Pegasus BidCo BV 2026 USD Term Loan B
6.17% (3 mo. USD Term SOFR + 2.500%)(1)	07/12/32	1,500,000	1,504,500
Primo Brands Corp. 2026 Term Loan B
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	03/31/31	912,711	917,499

			6,388,160

Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc. Term Loan B
5.43% (6 mo. USD Term SOFR + 1.750%)(1)	04/27/33	1,500,000	1,500,285
Genmab AS 2026 Term Loan B
5.73% (3 mo. USD Term SOFR + 2.000%)(1)	12/13/32	1,425,000	1,425,563
Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B
6.19% (6 mo. USD Term SOFR + 2.500%)(1)	04/14/33	735,656	737,996

Total Biotechnology			3,663,844

Chemicals — 0.2%
Archroma Finance SARL 2026 USD Term Loan B
9.25% (6 mo. USD Term SOFR + 5.500%)(1)	06/30/30	693,505	634,644
BASF Coatings USD Term Loan B
0.00%(12)	06/29/33	1,500,000	1,508,438
Chemcat Acquisition LLC Term Loan B
0.00%(12)	06/30/33	1,500,000	1,484,070
Illuminate Buyer LLC 2025 Term Loan B
0.00%(12)	12/31/29	2,000,000	1,989,160
Nouryon Finance BV 2026 USD Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	07/08/31	869,151	870,376

			6,486,688

Commercial Services — 0.9%
Albion Financing 3 SARL 2025 USD Term Loan
6.63% (3 mo. USD Term SOFR + 3.000%)(1)	05/21/31	990,000	995,940
Allied Universal Holdco LLC 2025 USD Term Loan B
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	08/20/32	1,290,250	1,295,224

Issues	Maturity Date	Principal Amount	Value
Amspec Parent LLC 2026 Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	12/22/31	$ 1,991,205	$2,001,161
APi Group DE, Inc. 2026 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	05/16/33	1,271,813	1,275,755
ASP Dream Acquisition Co. LLC Term Loan B
8.08% (1 mo. USD Term SOFR + 4.250%)(1)	12/15/28	1,114,204	1,044,104
Belron Finance 2019 LLC 2026 Repriced Term Loan B
5.66% (3 mo. USD Term SOFR + 2.000%)(1)	10/16/31	1,942,500	1,943,520
Camelot U.S. Acquisition LLC 2024 Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	01/31/31	1,000,000	935,470
CCRR Parent, Inc. 2026 Term Loan
8.91% (3 mo. USD Term SOFR + 5.250%)(1)	05/27/32	181,283	129,768
CHG Healthcare Services, Inc. 2026 Term Loan B
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	09/29/31	1,747,500	1,748,050
Corpay Technologies Operating Co. LLC 2025 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	11/05/32	995,004	994,656
Crisis Prevention Institute, Inc. 2024 Term Loan B
0.00% (12)	04/09/31	2,000,000	1,983,130
DTI Holdco, Inc. 2025 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/26/29	1,010,207	954,297
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	07/06/29	1,489,481	1,497,546
Fugue Finance BV 2026 USD Term Loan B
5.92% (3 mo. USD Term SOFR + 2.250%)(1)	01/09/32	1,003,297	1,002,895
Inspired Finco Holdings Ltd. 2026 USD Term Loan B
6.57% (3 mo. USD Term SOFR + 2.750%)(1)	02/28/31	1,000,000	1,000,630
Kelso Industries LLC Term Loan
9.42% (3 mo. USD Term SOFR + 5.750%)(1)	12/30/29	113,367	111,383
KUEHG Corp. 2025 Term Loan
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	06/12/30	992,481	940,202
Lernen Bidco Ltd. 2025 USD Term Loan B3
7.01% (6 mo. USD Term SOFR + 3.500%)(1)	10/27/31	992,519	967,706

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Nuvei Corp. 2025 Repriced Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	11/17/31	$ 1,334,140	$1,303,709
PG Investment Co. 59 SARL 2025 Repriced Term Loan B
0.00%(12)	03/26/31	2,000,000	1,999,920
Prime Security Services Borrower LLC 2025 Incremental Term Loan B
5.41% (1 mo. USD Term SOFR + 1.750%)(1)	03/07/32	992,462	984,676
Priority Holdings LLC 2025 Term Loan B
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	08/02/32	733,584	726,938
Prometric Holdings, Inc. 2025 Term Loan B
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	06/25/32	1,489,994	1,492,393
Sabert Corp. 2026 Term Loan B
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	12/10/28	1,745,625	1,755,444
Secretariat Advisors LLC 2025 Delayed Draw Term Loan
4.00%(1)	02/28/32	108,495	104,517
Secretariat Advisors LLC 2025 Term Loan B
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	02/28/32	1,791,673	1,725,973
TTF Holdings LLC 2024 Term Loan
7.38% (6 mo. USD Term SOFR + 3.750%)(1)	07/18/31	972,106	771,405
Valvoline, Inc. 2026 Term Loan B
5.50% (1 mo. USD Term SOFR + 1.750%)(1)	12/01/32	657,392	659,775

			32,346,187

Computers — 0.2%
Amentum Holdings, Inc. 2026 Term Loan B
0.00%(12)	09/29/31	2,494,391	2,496,262
McAfee LLC 2024 USD 1st Lien Term Loan B
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	03/01/29	1,174,339	1,065,507
NCR Atleos LLC 2025 Term Loan B
6.67% (3 mo. USD Term SOFR + 3.000%)(1)	04/16/29	975,128	975,743
Peraton Corp. Term Loan B
7.67% (3 mo. USD Term SOFR + 3.750%)(1)	02/01/28	687,278	627,385
Plano HoldCo, Inc. Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	10/02/31	989,356	780,355
Surf Holdings LLC 2025 Incremental Term Loan
7.35% (1 mo. USD Term SOFR + 3.500%)(1)	03/05/27	1,484,221	1,408,688
Tempo Acquisition LLC 2025 Repriced Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	1,086,964	935,131

			8,289,071

Issues	Maturity Date	Principal Amount	Value
Cosmetics/personal Care — 0.1%
ACP Tara Holdings, Inc. 2026 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	12/15/32	$ 997,500	$1,000,368
Opal Bidco SAS 2026 USD Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	04/28/32	876,231	878,812
Perrigo Investments LLC 2024 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	04/20/29	2,167,949	2,167,949

			4,047,129

Distribution &wholesale — 0.2%
BCPE Empire Holdings, Inc. 2025 Term Loan B
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	12/11/30	1,350,181	1,336,679
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	12/29/32	1,496,250	1,481,759
Gloves Buyer, Inc. 2026 Term Loan B
7.48% (3 mo. USD Term SOFR + 3.750%)(1)	05/21/32	1,369,010	1,372,720
Veritiv Corp. Term Loan B
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	12/02/30	1,059,706	1,008,708
VSE Corp. Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	05/05/33	750,000	754,687

			5,954,553

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	1,133,601	1,136,350
Blackhawk Network Holdings, Inc. 2026 Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	03/12/29	1,554,766	1,551,485
GC Ferry Acquisition I, Inc. Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	08/16/32	1,357,654	1,359,738
Guggenheim Partners LLC 2024 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	11/26/31	2,357,925	2,313,714
Jane Street Group LLC 2024 Term Loan B1
5.67% (3 mo. USD Term SOFR + 2.000%)(1)	12/15/31	1,450,870	1,446,851

			7,808,138

Electric — 0.2%
Alpha Generation LLC Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/30/31	1,758,912	1,753,670

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Astoria Energy LLC 2025 Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/23/32	$ 1,422,267	$1,425,923
South Field LLC 2025 1st Lien Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	327,275	329,116
South Field LLC 2025 1st Lien Term Loan C
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	21,453	21,573
Talen Energy Supply LLC 2023 Term Loan B
0.00%(12)	11/25/32	398,972	396,893
Talen Energy Supply LLC 2024-1 Incremental Term Loan
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	12/15/31	1,771,475	1,768,339

			5,695,514

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 2025 Term Loan B
5.67% (1 mo. USD Term SOFR + 2.000%)(1)	03/19/32	1,328,626	1,330,294
Pelican Products, Inc. 2021 Term Loan
8.24% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	2,142,089	2,072,986

			3,403,280

Electronics — 0.1%
Coherent Corp. 2025 Term Loan B2
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	07/02/29	1,991,897	1,996,458
Dwyer Instruments, Inc. 2026 Delayed Draw Term Loan
0.00%(12)	07/15/33	126,307	126,346
Dwyer Instruments, Inc. 2026 Term Loan B
0.00%(12)	07/15/33	1,852,495	1,853,079
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B
6.24% (1 mo. USD Term SOFR + 2.500%)(1)	12/02/31	855,223	857,806
TCP Sunbelt Acquisition Co. 2024 Term Loan B
7.92% (3 mo. USD Term SOFR + 4.250%)(1)	10/24/31	839,262	839,262

			5,672,951

Engineering & Construction — 0.1%
Astrion Group LLC 2024 Term Loan
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	08/29/31	487,456	411,900
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan
0.00%(12)	07/09/32	2,050,000	2,056,406
ITG Communications LLC Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	07/09/31	966,838	967,641
SBA Senior Finance II LLC 2024 Term Loan B
0.00%(12)	01/25/31	218,159	218,463
Trilon Group LLC 2026 Delayed Draw Term Loan
0.00%	06/13/33	29,714	29,733

Issues	Maturity Date	Principal Amount	Value
Trilon Group LLC 2026 Term Loan
9.25% (3 mo. USD Term SOFR + 2.500%)(1)	06/13/33	$ 948,082	$948,674

			4,632,817

Entertainment — 0.8%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B
6.32% (3 mo. USD Term SOFR + 2.500%)(1)	11/24/32	1,645,875	1,632,708
Betclic Everest Group SAS 2026 EUR Term Loan B2
5.23% (3 mo. EURIBOR + 3.000%)(1)	12/10/31	EUR 1,380,555	1,598,259
Caesars Entertainment, Inc. 2022 Term Loan A
5.83% (1 mo. USD Term SOFR + 2.000%)(1)	01/31/28	1,477,612	1,468,990
Caesars Entertainment, Inc. Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	02/06/30	299,074	289,466
Churchill Downs, Inc. 2021 Incremental Term Loan B1
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	03/17/28	1,606,405	1,610,421
City Football Group Ltd. 2024 Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(1)	07/22/30	1,445,867	1,445,687
Delta 2 Lux SARL 2024 Term Loan B1
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	09/30/31	2,000,000	2,003,330
DK Crown Holdings, Inc. 2025 Term Loan B
5.43% (1 mo. USD Term SOFR + 1.750%)(1)	03/04/32	2,012,480	2,009,803
EOC Borrower LLC Term Loan A
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	03/24/28	155,428	155,767
EOC Borrower LLC Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	03/24/32	495,000	497,166
Flutter Financing BV 2024 Term Loan B
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	11/30/30	905,760	899,193
Great Canadian Gaming Corp. 2024 Term Loan B
8.43% (3 mo. USD Term SOFR + 4.750%)(1)	11/01/29	2,000,000	1,983,750
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	10/31/29	964,574	966,687
J&J Ventures Gaming LLC 2025 Repriced Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	04/26/30	1,489,162	1,484,769
Light and Wonder International, Inc. 2026 Term Loan B
5.67% (1 mo. USD Term SOFR + 2.000%)(1)	04/16/29	1,496,250	1,499,991

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Live Nation Entertainment, Inc. 2025 Term Loan B
5.67% (1 mo. USD Term SOFR + 2.000%)(1)	10/21/32	$ 995,000	$996,711
PCI Gaming Authority Term Loan
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	07/18/31	1,997,455	1,997,855
PENN Entertainment, Inc. 2022 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	05/30/33	1,992,248	1,989,310
Pioneer Opco LLC Term Loan B
7.00% (1 mo. USD Term SOFR + 3.250%)(1)	05/16/33	1,191,373	1,199,779
TKO Worldwide Holdings LLC 2026 Term Loan B
5.41% (3 mo. USD Term SOFR + 1.750%)(1)	11/21/31	1,736,891	1,735,909
Voyager Parent LLC Repriced Term Loan B
7.98% (3 mo. USD Term SOFR + 4.250%)(1)	07/01/32	846,168	848,435

			28,313,986

Environmental Control — 0.2%
Action Environmental Group, Inc. 2023 Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	10/24/30	992,386	984,328
Heritage Environmental Services, Inc. 2026 Term Loan B
6.82% (3 mo. USD Term SOFR + 3.000%)(1)	04/01/33	1,173,113	1,180,445
Heritage-Crystal Clean, Inc. Term Loan B
6.64% (3 mo. USD Term SOFR + 3.000%)(1)	10/17/30	1,745,524	1,754,252
MIP V Waste Holdings LLC 2026 Term Loan B
6.32% (3 mo. USD Term SOFR + 2.500%)(1)	08/20/32	1,982,538	1,994,928

			5,913,953

Financial — 0.0%
ACI Rover Parent LLC 2026 Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/09/33	1,500,000	1,500,000
Food — 0.3%
1440 Food Topco LLC Term Loan B
8.73% (1 mo. USD Term SOFR + 5.000%)(1)	10/31/31	738,693	545,787
B&G Foods, Inc. 2024 Term Loan B
0.00%(12)	10/10/29	1,496,193	1,480,917
BCPE North Star U.S. HoldCo 2, Inc. Term Loan
7.85% (1 mo. USD Term SOFR + 4.000%)(1)	06/09/28	1,485,460	1,490,481
C&S Wholesale Grocers, Inc. Term Loan B
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	09/20/30	1,833,856	1,737,579

Issues	Maturity Date	Principal Amount	Value
Chobani LLC 2025 Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	10/28/32	$ 995,000	$999,975
Snacking Investments Bidco Pty. Ltd. 2026 Term Loan B
6.32% (3 mo. USD Term SOFR + 2.500%)(1)	10/29/32	1,492,500	1,497,477
United Natural Foods, Inc. 2026 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	05/01/31	976,258	986,938
Upfield BV 2026 USD Term Loan B15
8.12% (6 mo. USD Term SOFR + 4.250%)(1)	10/31/30	997,061	969,283

			9,708,437

Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OYJ 2026 Fungible Add-On Term Loan B
0.00%(12)	05/23/30	2,000,000	2,007,350

Health Care-products — 0.3%
Antylia Scientific Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	05/27/32	98,465	97,583
Auris Luxembourg III SARL 2026 USD Term Loan B
0.00%(12)	02/28/32	1,500,000	1,504,995
Hologic, Inc. 2026 USD Term Loan B
5.99% (3 mo. USD Term SOFR + 2.250%)(1)	04/07/33	2,362,085	2,325,756
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/09/32	1,500,000	1,503,285
Medline Borrower LP 2026 Term Loan B
5.23% (1 mo. USD Term SOFR + 1.500%)(1)	05/30/33	2,090,991	2,085,638
Neogen Food Safety Corp. Refinancing Term Loan A
0.00%(12)	04/04/30	1,986,035	1,966,175

			9,483,432

Health Care-services — 0.5%
ADMI Corp. 2021 Incremental Term Loan B3
7.60% (1 mo. USD Term SOFR + 3.750%)(1)	12/23/27	492,248	461,583
ADMI Corp. 2021 Term Loan B2
7.22% (1 mo. USD Term SOFR + 3.375%)(1)	12/23/27	1,165,902	1,090,393
ADMI Corp. 2023 Term Loan B5
9.48% (1 mo. USD Term SOFR + 5.750%)(1)	12/23/27	82,617	78,968
Charlotte Buyer, Inc. 2026 Term Loan B
8.15% (1 mo. USD Term SOFR + 4.500%)(1)	06/30/31	1,491,088	1,494,771
Concentra Health Services, Inc. 2025 Repriced Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	07/26/31	1,994,949	1,997,024

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
DaVita, Inc. 2025 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	05/09/31	$ 1,496,222	$1,497,740
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B
8.07% (3 mo. USD Term SOFR + 4.250%)(1)	03/30/29	1,493,520	1,387,107
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B
9.32% (3 mo. USD Term SOFR + 5.500%)(1)	03/30/29	492,353	468,967
Heartland Dental LLC 2025 Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	08/25/32	1,382,785	1,386,360
IQVIA, Inc. 2025 Incremental Term Loan B5
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	01/02/31	122,947	123,523
Lumexa Imaging, Inc. 2026 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	12/17/32	1,496,250	1,502,953
ModivCare Buyer LLC Takeback Term Loan
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	12/30/32	1,124,578	959,636
NAPA Management Services Corp. Term Loan B
9.08% (1 mo. USD Term SOFR + 5.250%)(1)	02/23/29	1,366,859	987,986
Pediatric Associates Holding Co. LLC 2026 Term Loan B
8.67% (1 mo. USD Term SOFR + 5.000%)(1)	12/29/31	1,498,070	1,502,961
Star Parent, Inc. Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	09/27/30	1,087,689	1,092,975
U.S. Fertility Enterprises LLC 2025 Delayed Draw Term Loan
3.50% (3 mo. USD Term SOFR + 3.500%)(1)	12/30/32	24,211	24,339
U.S. Fertility Enterprises LLC 2025 Term Loan
6.65% (3 mo. USD Term SOFR + 3.000%)(1)	12/30/32	1,898,400	1,908,480

			17,965,766

Household Products/wares — 0.0%
Lavender Dutch BorrowerCo BV USD Term Loan
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	12/30/32	1,492,500	1,493,060

Insurance — 0.1%
Acrisure LLC 2024 1st Lien Term Loan B6
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	11/06/30	1,984,962	1,822,195
AmWINS Group, Inc. 2026 Term Loan B
5.73% (3 mo. USD Term SOFR + 2.000%)	01/30/32	1,195,696	1,186,914

Issues	Maturity Date	Principal Amount	Value
Asurion LLC 2024 Term Loan B12
8.07% (3 mo. USD Term SOFR + 4.250%)(1)	09/19/30	$ 179,516	$175,522

			3,184,631

Internet — 0.2%
Arches Buyer, Inc. 2021 Term Loan B
7.08% (1 mo. USD Term SOFR + 3.250%)(1)	12/06/27	1,486,323	1,487,252
Barracuda Networks, Inc. 2022 Term Loan
8.32% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	536,465	362,578
Delivery Hero SE 2024 USD Term Loan B
8.64% (3 mo. USD Term SOFR + 5.000%)(1)	12/12/29	2,028,687	2,055,314
MH Sub I LLC 2024 Term Loan B4
7.98% (1 mo. USD Term SOFR + 4.250%)(1)	12/31/31	106,634	95,677
PUG LLC 2024 Extended Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	03/15/30	1,235,107	1,238,503
Red Ventures LLC 2024 Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	03/04/30	472,684	438,178
TripAdvisor, Inc. Term Loan
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	07/08/31	998,075	966,267
WatchGuard Technologies, Inc. Term Loan
8.98% (1 mo. USD Term SOFR + 5.250%)(1)	07/02/29	700,928	653,966

			7,297,735

Investment Companies — 0.1%
AAL Delaware Holdco, Inc. 2026 Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	07/30/31	994,962	1,000,042
Emerald Expositions Holding, Inc. 2026 Delayed Draw Term Loan 100mm
0.00%(12)	07/14/33	140,845	140,845
Emerald Expositions Holding, Inc. 2026 Delayed Draw Term Loan 200mm
0.00%(12)	07/14/33	281,690	281,690
Emerald Expositions Holding, Inc. 2026 Term Loan
0.00%(12)	07/14/33	1,077,465	1,077,465

			2,500,042

Leisure Time — 0.0%
Alterra Mountain Co. 2025 Term Loan B9
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	08/17/28	994,987	997,475

Lodging — 0.2%
Four Seasons Hotels Ltd. 2026 Term Loan B
0.00%(12)	09/16/32	3,077,472	3,086,135
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4
5.47% (1 mo. USD Term SOFR + 1.750%)(1)	11/08/30	924,611	926,997

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Station Casinos LLC 2024 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	03/14/31	$ 1,489,841	$1,493,297
Wyndham Hotels & Resorts, Inc. 2024 Term Loan
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	05/24/30	992,405	995,298

			6,501,727

Machinery-Construction & Mining — 0.2%
SGB-SMIT MidCo GmbH EUR Term Loan B
5.94% (1 mo. EURIBOR + 3.750%)(1)	03/10/33	EUR 1,990,738	2,309,485
Tenaska Westmoreland Management LLC Term Loan B
5.87% (3 mo. USD Term SOFR + 2.250%)(1)	02/18/33	1,496,250	1,495,786
Terex Corp. 2025 Term Loan
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	10/08/31	992,481	995,121
WEC U.S. Holdings Ltd. 2024 Term Loan
5.65% (1 mo. USD Term SOFR + 2.000%)(1)	01/27/31	1,600,012	1,599,972

			6,400,364

Machinery-Diversified — 0.1%
LSF12 Helix Parent LLC USD Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	02/10/33	2,000,000	1,981,050
Pro Mach Group, Inc. 2026 Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	10/15/32	1,492,509	1,496,905

			3,477,955

Media — 0.4%
Charter Communications Operating LLC 2024 Term Loan B5
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	4,488,074	4,327,895
Discovery Global Holdings, Inc. 2026 USD Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	06/03/33	1,781,601	1,785,128
Midcontinent Communications 2024 Term Loan B
0.00%(12)	08/18/31	1,808,125	1,782,133
Mission Broadcasting, Inc. 2021 Term Loan B
6.26% (1 mo. USD Term SOFR + 2.500%)(1)	06/02/28	1,221,148	1,222,369
MJH Healthcare Holdings LLC 2025 Fungible Add On Term Loan B
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	01/29/29	997,500	955,106
NEP Group, Inc. 2025 Term Loan B
0.00%(12)	10/17/31	149,625	140,443
Nexstar Broadcasting, Inc. 2025 Term Loan B5
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	06/28/32	990,000	987,530

Issues	Maturity Date	Principal Amount	Value
Virgin Media Bristol LLC 2023 USD Term Loan Y
6.97% (6 mo. USD Term SOFR + 3.175%)(1)	03/31/31	$ 2,696,507	$2,315,626

			13,516,230

Mining — 0.0%
American Rock Salt Co. LLC 2024 First Out Term Loan
10.85% (1 mo. USD Term SOFR + 7.000%)(1)	06/09/28	179,797	181,633

Miscellaneous Manufacturers — 0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B
8.41% (3 mo. USD Term SOFR + 4.750%)(1)	06/14/32	2,056,695	2,048,982
Plastipak Packaging, Inc. 2025 Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	09/24/32	992,500	994,426

			3,043,408

Office/Business Equipment — 0.1%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	11/19/29	3,415,999	2,772,647

Oil & Gas — 0.0%
Liquid Tech Solutions LLC 2025 Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	10/12/32	1,396,191	1,390,955

Packaging & Containers — 0.2%
Amneal Pharmaceuticals LLC 2026 Term Loan
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	08/01/32	992,506	997,002
Balcan Innovations, Inc. Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	10/20/31	573,801	470,876
Clydesdale Acquisition Holdings, Inc. Term Loan B
6.91% (1 mo. USD Term SOFR + 3.175%)(1)	04/13/29	869,798	850,988
Dechra Pharmaceuticals Holdings Ltd. 2026 USD Term Loan B3
6.70% (6 mo. USD Term SOFR + 2.750%)(1)	01/27/32	1,494,754	1,500,591
LSF12 Pillar Investments SARL Term Loan B
0.00%(12)	04/30/33	EUR 1,929,176	2,234,194
Sword Purchaser LLC USD Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/11/33	450,000	434,653
TricorBraun Holdings, Inc. 2021 Term Loan
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	03/03/31	997,382	904,252

			7,392,556

Pharmaceuticals — 0.1%
Alkermes, Inc. 2026 Term Loan B
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	08/12/31	997,500	1,002,069

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Elanco Animal Health, Inc. 2025 Term Loan B
5.40% (1 mo. USD Term SOFR + 1.750%)(1)	10/31/32	$ 995,000	$996,368
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	872,356	875,710
Paradigm Parent LLC 1st Lien Term Loan
8.23% (3 mo. USD Term SOFR + 4.500%)(1)	04/16/32	595,500	523,072

			3,397,219

Pipelines — 0.3%
Colossus Acquireco LLC 2026 Term Loan B
5.37% (3 mo. USD Term SOFR + 1.750%)(1)	01/31/33	1,495,000	1,491,158
Crescent Midstream Operating LLC Term Loan B
7.40% (3 mo. USD Term SOFR + 3.750%)(1)	02/18/33	1,500,000	1,509,225
Freeport LNG Investments LLLP 2026 Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	02/11/33	1,496,243	1,503,859
ITT Holdings LLC 2026 Term Loan B
5.71% (1 mo. USD Term SOFR + 1.975%)(1)	10/11/30	992,481	993,722
Traverse Midstream Partners LLC 2026 Term Loan B
6.04% (3 mo. USD Term SOFR + 2.250%)(1)	07/14/33	1,500,000	1,501,312
Venture Global Calcasieu Pass LLC 2026 Term Loan B
6.95% (6 mo. USD Term SOFR + 3.250%)(1)	04/11/33	1,500,000	1,512,067
Whitewater Matterhorn Holdings LLC 2026 Term Loan B
0.00%(12)	06/16/32	2,000,000	1,986,790

Total Pipelines (Cost: $10,467,212)			10,498,133

REIT — 0.1%
Healthpeak Properties, Inc. 2024 Term Loan A3
4.47% (3 mo. USD Term SOFR + 0.850%)(1)	03/01/29	223,979	220,060
Healthpeak Properties, Inc. Term Loan A1
4.57% (1 mo. USD Term SOFR + 0.840%)(1)	08/20/27	110,979	109,869
Healthpeak Properties, Inc. Term Loan A2
4.57% (1 mo. USD Term SOFR + 0.840%)(1)	02/22/27	110,979	109,869
Invitation Homes Operating Partnership LP 2024 Term Loan
4.52% (1 mo. USD Term SOFR + 0.850%)(1)	09/11/28	739,444	733,440
OEG Borrower LLC 2024 Term Loan B
7.17% (3 mo. USD Term SOFR + 3.500%)(1)	06/30/31	992,424	1,000,284

Issues	Maturity Date	Principal Amount	Value
Outfront Media Capital LLC 2025 Term Loan B
5.49% (1 mo. USD Term SOFR + 1.750%)(1)	09/24/32	$ 1,000,000	$1,002,080

			3,175,602

Retail — 0.4%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/20/30	864,103	865,364
BW Gas & Convenience Holdings LLC 2021 Term Loan B
7.35% (1 mo. USD Term SOFR + 3.500%)(1)	03/31/28	996,928	1,000,667
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B
6.94% (3 mo. USD Term SOFR + 3.250%)(1)	11/01/31	361,755	293,399
Lakeshore Intermediate LLC Term Loan
7.35% (1 mo. USD Term SOFR + 3.500%)(1)	09/29/28	491,003	459,139
Men’s Wearhouse, Inc. 2026 Term Loan B
9.41% (3 mo. USD Term SOFR + 5.750%)(1)	01/28/31	1,130,769	1,142,258
Michaels Cos., Inc. 2026 Term Loan B
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	03/15/33	1,400,000	1,399,846
Peer Holding III BV 2025 USD Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	10/14/32	1,097,250	1,099,033
Peer Holding III BV 2025 USD Term Loan B5B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	07/01/31	1,713,400	1,719,183
QXO, Inc. 2026 Term Loan B
0.00%(12)	07/01/33	1,500,000	1,499,250
Raising Cane’s Restaurants LLC 2025 Term Loan A
0.00%(12)	11/05/30	2,000,000	1,990,000
Raising Cane’s Restaurants LLC 2025 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	11/03/32	993,753	991,766
Thermostat Purchaser III, Inc. 2024 Term Loan B
7.98% (3 mo. USD Term SOFR + 4.250%)(1)	08/31/28	1,496,183	1,471,496

			13,931,401

Software — 0.5%
Access CIG LLC 2025 Term Loan
7.82% (3 mo. USD Term SOFR + 4.000%)(1)	08/19/30	987,487	871,458
Athenahealth Group, Inc. 2026 Term Loan B
0.00%(12)	02/16/32	1,000,000	994,480
Boxer Parent Co., Inc. 2025 USD Term Loan B
6.42% (3 mo. USD Term SOFR + 2.750%)(1)	07/30/31	90,363	82,532
Cast & Crew Payroll LLC 2021 Incremental Term Loan
7.57% (3 mo. USD Term SOFR + 3.750%)(1)	12/29/28	1,712,722	606,586

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Cloud Software Group, Inc. 2025 Term Loan B (2031)
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	03/21/31	$ 1,489,994	$1,354,859
Cloudera, Inc. 2021 Term Loan
7.58% (1 mo. USD Term SOFR + 3.750%)(1)	10/08/28	1,038,239	922,091
Cotiviti Corp. 2025 2nd Amendment Term Loan
6.40% (1 mo. USD Term SOFR + 2.750%)(1)	03/26/32	1,246,851	1,167,926
Darktrace PLC 1st Lien Term Loan
6.99% (3 mo. USD Term SOFR + 3.250%)(1)	10/09/31	741,209	681,746
Dayforce, Inc. 2026 Term Loan
6.82% (3 mo. USD Term SOFR + 3.000%)(1)	02/04/33	800,000	746,140
Electronic Arts, Inc. Term Loan B
0.00%(12)	03/24/33	614,066	618,558
EP Purchaser LLC 2023 Term Loan B
8.28% (3 mo. USD Term SOFR + 4.500%)(1)	11/06/28	429,263	281,167
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	01/30/32	570,912	551,587
Genius Sports Ltd. Term Loan
0.00%(12)	04/30/31	1,500,000	1,440,000
Planview Parent, Inc. 2024 1st Lien Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	12/17/27	1,463,792	1,264,087
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	10/26/30	1,489,893	1,168,821
Quartz Acquireco LLC 2025 Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/28/30	1,723,686	1,460,824
Renaissance Holding Corp. 2024 1st Lien Term Loan
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/05/30	2,073,506	1,608,408
SolarWinds Holdings, Inc. 2025 Term Loan
7.67% (3 mo. USD Term SOFR + 4.000%)(1)	04/16/32	1,083,602	850,627
Tuple U.S. Bidco LLC Term Loan B
7.73% (6 mo. USD Term SOFR + 3.750%)(1)	01/18/33	1,246,875	1,200,117

			17,872,014

Telecommunications — 0.1%
GOGO Intermediate Holdings LLC Term Loan B
7.60% (1 mo. USD Term SOFR + 3.750%)(1)	04/30/28	1,790,273	1,628,871

Issues	Maturity Date	Principal Amount	Value
Zayo Group Holdings, Inc. 2025 USD Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(1)	03/11/30	$ 882,631	$884,790

			2,513,661

Transportation — 0.1%
Genesee & Wyoming, Inc. 2024 Term Loan
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	04/10/31	2,094,670	2,091,277
Kenan Advantage Group, Inc. 2024 Term Loan B4
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	01/25/29	1,496,183	1,500,866

			3,592,143

Total Bank Loans (Cost: $303,063,406)			298,654,542

U.S. TREASURY SECURITIES — 7.2%
U.S. Treasury Notes
4.13%	06/30/28	1,055,000	1,052,321
4.13%	06/30/31	8,847,000	8,731,920
4.25%	07/31/28	83,866,000	83,839,792
4.38%	07/31/31	160,264,000	159,919,682

Total U.S. Treasury Securities (Cost: $253,600,405)			253,543,715

Foreign Government Bonds — 0.1%
Iron & Steel — 0.0%
Total Fixed Income Securities (Cost: $3,846,825,083)			3,784,063,419

CONVERTIBLE SECURITIES — 0.1%
CONVERTIBLE CORPORATE BONDS — 0.1%
Beverages — 0.0%
Davide Campari-Milano NV (Italy)
2.38%(3)	01/17/29	EUR 1,500,000	1,682,469

Engineering & Construction — 0.1%
Cellnex Telecom SA
0.75%(3)	11/20/31	EUR 1,800,000	1,921,987

Total Convertible Corporate Bonds (Cost: $3,611,373)			3,604,456

Total Convertible Securities (Cost: $3,611,373)			3,604,456

Issues	Shares		Value
COMMON STOCK — 0.0%
Beverages — 0.0%
Luxco Co. Ltd.(13)	5,862		115,338

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Security		Shares	Value

Health Care-Services — 0.0%
ModivCare, Inc.(13)		71,577	$409,349

Packaging & Containers — 0.0%
Ardagh Holdings SA(13)		32,376	194,256

Real Estate — 0.0%
China Aoyuan Group Ltd.(13)		30,741	153

REIT — 0.0%
AGNC Investment Corp.		25,500	271,830

Software — 0.0%
Research Now Group LLC(13)		506	844

Total Common Stock

(Cost: $1,655,945)			991,770

Issues		Shares	Value
WARRANTS — 0.0%
Cineworld Group PLC(6),(13)		152,713	2

Total Warrants
(Cost: $—)			2

Security		Shares	Value
INVESTMENT COMPANIES — 2.6%
TCW Private Asset Income Fund(14)		9,157,916	91,487,583

Total Investment Companies (Cost: $91,599,914)			91,487,583

MONEY MARKET INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(15)		18,370,547	18,370,547
TCW Central Cash Fund, 3.74%(14),(15)		162,100,997	162,100,997

Total Money Market Investments (Cost: $180,471,544)			180,471,544

Issues	Maturity Date	Principal Amount	Value
SHORT -TERM INVESTMENTS — 0.1%
Egypt Treasury Bills
0.00%(7)	12/01/26	EGP 148,425,000	2,698,583

Total Short -term Investments (Cost: $2,926,265)			2,698,583

Total Investments (116.0%) (Cost: $4,127,090,124)			4,063,317,357
Net Unrealized Appreciation/depreciation On Unfunded Commitments(16) (0.0%)			(1,593)
Liabilities In Excess Of Other Assets (-16.0%)			(560,623,946)

Net Assets (100.0%)			$3,502,691,818

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (17)
Bank of New York	EUR	2,733,113	09/11/26	3,117,848	3,156,431	38,583
JP Morgan Chase Bank	EUR	84,505	09/11/26	96,543	97,593	1,050
Goldman Sachs & Co.	GBP	18,689,267	09/11/26	24,669,428	25,187,849	518,421

				$27,883,819	$28,441,873	$558,054

SELL (18)
JP Morgan Chase Bank	AUD	36,313,717	09/11/26	25,045,752	25,534,998	(489,246)
Bank of New York	AUD	946,928	09/11/26	662,788	665,858	(3,070)
Bank of New York	CAD	6,027,798	09/11/26	4,259,983	4,306,929	(46,946)
Bank of New York	EUR	114,413,057	09/11/26	130,624,017	132,133,925	(1,509,908)
JP Morgan Chase Bank	EUR	5,958,935	09/11/26	6,816,139	6,881,885	(65,746)
JP Morgan Chase Bank	GBP	57,018,592	09/11/26	75,265,748	76,844,943	(1,579,195)

				$242,674,427	$246,368,538	$(3,694,111)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)

Long Futures
3,444	2-Year U.S. Treasury Note Futures	09/30/26	709,729,490	708,118,691	(1,610,799)
8,103	5-Year U.S. Treasury Note Futures	09/30/26	864,125,189	858,728,090	(5,397,099)

			$1,573,854,679	$1,566,846,781	$(7,007,898)

Short Futures
150	10-Year Australian Bond Futures	09/15/26	(11,427,342)	$(11,411,976)	$15,366
3,098	10-Year U.S. Treasury Note Futures	09/21/26	(342,994,492)	(339,860,281)	3,134,211
453	3-Year Australian Bond Futures	09/15/26	(33,185,780)	(33,212,304)	(26,524)
55	30-Year Euro-Buxl Futures	09/08/26	(6,863,586)	(6,711,447)	152,139
30	5-Year Canadian Bond Futures	09/18/26	(2,407,787)	(2,395,121)	12,666
359	Euro Schatz Futures	09/08/26	(43,752,645)	(43,656,344)	96,301
208	Euro-Bobl Futures	09/08/26	(27,476,641)	(27,305,112)	171,529
204	Euro-Bund Futures	09/08/26	(29,566,685)	(29,254,765)	311,920
68	Long Gilt Futures	09/28/26	(8,014,600)	(7,926,553)	88,047
757	U.S. Ultra Long Bond Futures	09/21/26	(84,396,077)	(83,033,438)	1,362,639

			$(590,085,635)	$(584,767,341)	$5,318,294

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 10,098,636	06/26/28	Citibank N.A.	Annual	12 - Month SONIA	Annual	4.000%	$(66,859)	$62	$(66,797)
GBP 200,385,468	06/26/28	Citibank N.A.	Annual	12 - Month SONIA	Annual	4.000%	(1,201,627)	(123,821)	(1,325,448)

							$(1,268,486)	$(123,759)	$(1,392,245)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)

Written Swaptions — OTC

2-Year Interest Rate Swap	Barclays Capital	4.94	10/26/26	(138,785,000)	(138,785,000)	(166,435)	(258,836)	92,401

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)

2-Year Interest Rate Swap	Barclays Capital	3.94	10/26/26	$(138,785,000)	(138,785,000)	$(153,229)	(110,929)	(42,300)

						$(319,664)	$(369,765)	$50,101

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
MTA	Monthly Treasury Average.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
P/O	Principal Only Security.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
AUD	Australian Dollar.
CAD	Canadian Dollar.
EGP	Egyptian Pound.
EUR	Euro Currency.
GBP	British Pound Sterling.
TRY	Turkish New Lira.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $1,882,125,807 or 53.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $115,029,266 or 3.3% of net assets.

(4)	Perpetual maturity.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Security is not accruing interest.
(8)	Restricted security (Note 7).
(9)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(10)

This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.

(11)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(12)

This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(13)	Non-income producing security.
(14)	Affiliated issuer.
(15)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(16)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(17)	Fund buys foreign currency, sells USD.
(18)	Fund sells foreign currency, buys USD.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Flexible Income ETF transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$130,360,997	$1,285,900,000	$1,254,160,000	162,100,997	$162,100,997	$3,479,653	$–	$–	$–

TCW Private Asset Income Fund	43,407,511	48,230,392	82,057	9,157,916	91,487,583	$4,174,092		(38)	(68,225)

Total		—			$253,588,580	$7,653,745	$–	$(38)	$(68,225)

TCW Flexible Income ETF

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities

Residential Mortgage-Backed Securities — Non-Agency	$—	$818,401,100	$4,155,810	$822,556,910

Residential Mortgage-Backed Securities — Agency	—	754,859,746	—	754,859,746

Corporate Bonds	—	686,252,868	22,882,321	709,135,189

Commercial Mortgage-Backed Securities — Non-Agency	—	500,132,487	—	500,132,487

Asset-Backed Securities	—	378,242,849	12,619,238	390,862,087

Bank Loans	—	298,654,542	—	298,654,542

U.S. Treasury Securities	—	253,543,715	—	253,543,715

Foreign Government Bonds	—	53,724,588	—	53,724,588

Commercial Mortgage-Backed Securities — Agency	—	594,155	—	594,155

Total Fixed Income Securities	—	3,744,406,050	39,657,369	3,784,063,419

Convertible Securities

Convertible Corporate Bonds	—	3,604,456	—	3,604,456

Equity Securities

Money Market Investments	180,471,544	—	—	180,471,544

Investment Companies	—	91,487,583	—	91,487,583

Common Stock	153	991,617	—	991,770

Warrants	—	—	2	2

Total Equity Securities	180,471,697	92,479,200	2	272,950,899

Short -Term Investments

Short-Term Investment	—	2,698,583	—	2,698,583

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$(1,593)	$—	$(1,593)

Total Investments	$180,471,697	$3,843,186,696	$39,657,371	$4,063,315,764

Asset Derivatives

Forward Currency Contracts

Foreign Currency Risk	—	558,054	—	558,054

Futures Contracts

Interest Rate Risk	5,344,818	—	—	5,344,818

Swap Agreements

Interest Rate Risk	—	1,392,245	—	1,392,245

Total	$185,816,515	$3,845,136,995	$39,657,371	$4,070,610,881

Liability Derivatives

Forward Currency Contracts

Foreign Currency Risk	$—	$(3,694,111)	$—	$(3,694,111)

Futures Contracts

Interest Rate Risk	(7,034,422)	—	—	(7,034,422)

Written Swaptions

Interest Rate Risk	—	(319,664)	—	(319,664)

Total	$(7,034,422)	$(4,013,775)	$—	$(11,048,197)

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 93.8% of Net Assets
CORPORATE BONDS — 89.8%

Advertising — 1.1%
Advantage Sales & Marketing, Inc.
9.00%(1)	11/15/30	$ 61,540	$54,205
Clear Channel Outdoor Holdings, Inc.
7.13%(1)	02/15/31	80,000	82,556
Neptune Bidco U.S., Inc.
10.38%(1)	05/15/31	100,000	104,810
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%(1)	03/15/30	105,000	101,576

			343,147

Aerospace & Defense — 1.9%
TransDigm, Inc.
6.38%(1)	03/01/29	277,000	280,463
6.38%(1)	05/31/33	205,000	205,113
6.75%(1)	01/31/34	45,000	45,753
6.88%(1)	12/15/30	70,000	71,775

			603,104

Airlines — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%(1)	04/20/29	220,000	219,118

Apparel — 0.5%
Crocs, Inc.
4.13%(1)	08/15/31	174,000	160,306

Auto Manufacturers — 0.4%
Allison Transmission, Inc.
3.75%(1)	01/30/31	100,000	92,850
Aston Martin Capital Holdings Ltd. (Jersey)
10.00%(1)	03/31/29	35,000	19,730

			112,580

Auto Parts & Equipment — 1.3%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.38%(1)	04/15/34	200,000	197,618
IHO Verwaltungs GmbH (Germany) (7.38% Cash or 8.12% PIK)
7.38%(1)	05/15/33	54,000	56,040
ZF North America Capital, Inc. (Germany)
6.88%(1)	04/23/32	35,000	34,370
7.50%(1)	03/24/31	130,000	130,848

			418,876

Banks — 0.5%
Citigroup, Inc.
6.63% (5 yr. CMT + 3.001%)(2),(3)	02/15/31	170,000	170,544

Beverages — 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%(1)	04/01/29	100,000	100,542

Biotechnology — 0.4%
Genmab AS/Genmab Finance LLC (Denmark)
6.25%(1)	12/15/32	125,000	126,251

Building Materials — 0.5%
Quikrete Holdings, Inc.
6.38%(1)	03/01/32	160,000	162,034

Chemicals — 1.4%
SCIH Salt Holdings, Inc.
6.63%(1)	05/01/29	51,000	51,018

Issues	Maturity Date	Principal Amount	Value
6.63%(1),(4)	08/15/31	$ 79,000	$78,968
8.00%(1),(4)	08/15/32	157,000	156,259
WR Grace Holdings LLC
7.00%(1)	08/01/33	90,000	86,404
7.38%(1)	03/01/31	60,000	59,629

			432,278

Commercial Services — 5.5%
ADT Security Corp.
5.88%(1)	10/15/33	130,000	126,519
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxemburg)
7.00%(1)	05/21/30	155,000	158,035
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%(1)	06/15/30	130,000	132,900
Brink’s Co.
6.75%(1)	06/15/32	97,000	98,903
Carriage Services, Inc.
4.25%(1)	05/15/29	146,000	138,542
EquipmentShare.com, Inc.
7.13%(1)	07/01/34	330,000	315,691
Garda World Security Corp. (Canada)
8.38%(1)	11/15/32	60,000	61,008
Grand Canyon University
5.13%	10/01/28	150,000	148,443
Herc Holdings, Inc.
7.25%(1)	06/15/33	166,000	171,413
Raven Acquisition Holdings LLC
6.88%(1)	11/15/31	115,000	111,996
Service Corp. International
5.75%	10/15/32	100,000	99,405
Upbound Group, Inc.
6.38%(1)	02/15/29	35,000	34,827
VT Topco, Inc.
8.50%(1)	08/15/30	124,000	126,794

			1,724,476

Computers — 0.6%
McAfee Corp.
7.38%(1)	02/15/30	45,000	38,166
Science Applications International Corp.
5.88%(1)	11/01/33	140,000	137,162

			175,328

Cosmetics/Personal Care — 1.0%
Edgewell Personal Care Co.
4.13%(1)	04/01/29	140,000	134,890
Perrigo Finance Unlimited Co.
5.15%	06/15/30	30,000	28,407
6.13%	09/30/32	142,000	134,979

			298,276

Distribution &Wholesale — 0.7%
Core & Main LP
6.00%(1)	07/01/34	80,000	79,606
RB Global Holdings, Inc. (Canada)
6.75%(1)	03/15/28	137,000	138,634

			218,240

Diversified Financial Services — 3.6%
First Eagle Holdings, Inc.
7.25%(1)	08/15/32	245,000	248,087
GGAM Finance Ltd. (Ireland)
8.00%(1)	02/15/27	405,000	405,846
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32	285,000	283,812

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
7.13%(1)	04/30/31	$ 194,000	$200,379

			1,138,124

Electric — 4.4%
Alliant Energy Corp.
5.75% (5 yr. CMT + 2.077%)(2)	04/01/56	262,000	257,122
Alpha Generation LLC
6.25%(1)	01/15/34	130,000	127,217
6.75%(1)	10/15/32	105,000	105,987
American Electric Power Co., Inc.
6.05% (5 yr. CMT + 1.940%)(2)	03/15/56	110,000	107,901
CenterPoint Energy, Inc.
5.95% (5 yr. CMT + 2.223%)(2)	04/01/56	260,000	257,631
Dominion Energy, Inc.
6.20% (5 yr. CMT + 2.006%)(2)	02/15/56	140,000	138,107
Entergy Corp.
5.88% (5 yr. CMT + 2.179%)(2)	06/15/56	60,000	59,367
Southern Co.
6.00% (5 yr. CMT + 1.993%)(2)	04/01/58	80,000	79,381
Vistra Operations Co. LLC
6.88%(1)	04/15/32	190,000	196,344
WEC Energy Group, Inc.
5.63% (5 yr. CMT + 1.905%)(2)	05/15/56	60,000	59,090

			1,388,147

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
6.00%(1)	09/15/33	177,000	168,300

Electronics — 0.6%
Coherent Corp.
5.00%(1)	12/15/29	65,000	63,619
Sensata Technologies, Inc.
6.63%(1)	07/15/32	136,000	139,312

			202,931

Engineering & Construction — 0.1%
Brand Industrial Services, Inc.
10.38%(1)	08/01/30	37,000	32,056

Entertainment — 4.2%
Banijay Entertainment SAS (France)
8.13%(1)	05/01/29	110,000	113,294
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom)
5.75%(1)	01/15/33	55,000	53,076
Caesars Entertainment, Inc.
4.63%(1)	10/15/29	75,000	71,451
6.00%(1)	10/15/32	124,000	109,021
6.50%(1)	02/15/32	45,000	43,102
7.00%(1)	02/15/30	97,000	97,413
Churchill Downs, Inc.
6.75%(1)	05/01/31	33,000	33,501
Great Canadian Gaming Corp./Raptor LLC (Canada)
8.75%(1)	11/15/29	90,000	90,911
Light & Wonder International, Inc.
6.25%(1)	10/01/33	205,000	201,622
Pioneer Opco LLC
7.00%(1)	05/15/33	80,000	80,991

Issues	Maturity Date	Principal Amount	Value
Rivers Enterprise Borrower LLC
6.25%(1)	10/15/30	$ 140,000	$140,764
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%(1)	02/01/33	98,000	98,661
Voyager Parent LLC
9.25%(1)	07/01/32	44,000	46,790
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%(1)	03/15/33	141,000	139,897

			1,320,494

Environmental Control — 1.7%
GFL Environmental, Inc.
4.00%(1)	08/01/28	260,000	253,781
Luna 1.5 SARL (Luxemburg)
12.00%(1)	07/01/32	53,187	57,074
Waste Pro USA, Inc.
7.00%(1)	02/01/33	205,000	208,770

			519,625

Food — 1.3%
Chobani LLC/Chobani Finance Corp., Inc.
6.38%(1)	04/15/34	115,000	115,472
Post Holdings, Inc.
6.38%(1)	03/01/33	201,000	198,154
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%(1)	03/01/29	108,000	104,462

			418,088

Gas — 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%(1)	06/01/30	112,000	120,123
NiSource, Inc.
5.75% (5 yr. CMT + 2.035%)(2)	07/15/56	105,000	103,505
Northwest Natural Holding Co.
7.00% (5 yr. CMT + 2.701%)(2)	09/15/55	145,000	147,275

			370,903

Hand/Machine Tools — 0.4%
IMA Industria Macchine Automatiche SpA (Italy)
6.18% (3 mo. EUR EURIBOR + 3.750%)(1),(2)	04/15/29	EUR 100,000	116,396

Health Care-Products — 0.8%
Bausch & Lomb Corp.
8.38%(1)	10/01/28	83,000	85,290
Medline Borrower LP
5.25%(1)	10/01/29	104,000	103,121
Teleflex, Inc.
5.88%(1)	01/15/32	50,000	49,704

			238,115

Health Care-Services — 3.9%
Charlotte Buyer, Inc.
8.00%(1)	06/30/31	160,000	161,864
CHS/Community Health Systems, Inc.
5.25%(1)	05/15/30	209,000	193,542
DaVita, Inc.
6.88%(1)	09/01/32	98,000	100,771
HealthEquity, Inc.
4.50%(1)	10/01/29	62,000	60,192
Kedrion SpA (Italy)
6.50%(1)	09/01/29	205,000	202,708

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
ModivCare, Inc.
0.00%(1),(5),(6),(7)	10/01/29	$ 210,000	$3,150
Molina Healthcare, Inc.
6.25%(1)	01/15/33	41,000	40,596
6.50%(1)	02/15/31	19,000	19,195
Star Parent, Inc.
9.00%(1)	10/01/30	15,000	15,783
Surgery Center Holdings, Inc.
7.25%(1)	04/15/32	138,000	138,493
Tenet Healthcare Corp.
6.75%	05/15/31	200,000	204,190
6.88%	11/15/31	96,000	101,952

			1,242,436

Home Builders — 0.5%
Installed Building Products, Inc.
5.63%(1)	02/01/34	175,000	169,663

Home Furnishings — 0.3%
Tempur Sealy International, Inc.
3.88%(1)	10/15/31	115,000	104,852

Household Products/Wares — 0.5%
Spectrum Brands, Inc.
3.88%(1)	03/15/31	193,000	170,214

Housewares — 1.2%
Central Garden & Pet Co.
4.13%	10/15/30	65,000	61,575
4.13%(1)	04/30/31	90,000	84,069
Newell Brands, Inc.
6.63%	05/15/32	125,000	126,476
7.38%	04/01/36	57,000	57,569
7.50%	04/01/46	45,000	41,781

			371,470

Insurance — 3.7%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30	95,000	92,008
8.25%(1)	02/01/29	136,000	130,485
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31	169,000	171,768
7.38%(1)	10/01/32	130,000	131,035
AmWINS Group, Inc.
6.38%(1)	02/15/29	60,000	60,375
Ardonagh Finco Ltd. (United Kingdom)
7.75%(1)	02/15/31	125,000	126,974
Ardonagh Group Finance Ltd. (United Kingdom)
8.88%(1)	02/15/32	60,000	59,786
Asurion LLC/Asurion Co-Issuer, Inc.
8.38%(1)	02/01/34	50,000	45,626
CRC Insurance Group LLC
7.13%(1)	06/01/31	70,000	69,950
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	160,000	156,894
HUB International Ltd.
7.25%(1)	06/15/30	115,000	118,589

			1,163,490

Internet — 2.8%
Arches Buyer, Inc.
9.00%(1)	08/15/31	200,000	201,104
Beignet Investor LLC
6.58%(1)	05/30/49	80,000	77,422

Issues	Maturity Date	Principal Amount	Value
Getty Images, Inc.
11.25%(1)	02/21/30	$ 82,500	$64,593
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%(1)	05/01/29	140,000	130,698
Match Group Holdings II LLC
5.63%(1)	02/15/29	143,000	142,728
Snap, Inc.
6.88%(1)	03/01/33	171,000	167,348
Sopaipilla Investor LLC
7.53%(1)	11/30/48	80,000	83,030

			866,923

Investment Companies — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	45,000	42,951
9.75%	01/15/29	140,000	139,538
10.00%(1)	11/15/29	109,000	109,277

			291,766

Iron & Steel — 0.3%
Cleveland-Cliffs, Inc.
7.38%(1)	05/01/33	80,000	80,934

Leisure Time — 0.7%
Gaia Purchaser, Inc.
7.63%(1)	07/15/33	152,000	152,645
Sabre Financial Borrower LLC
11.13%(1)	06/15/29	55,000	57,930

			210,575

Lodging — 1.8%
Hilton Domestic Operating Co., Inc.
5.88%(1)	04/01/29	158,000	159,368
MGM Resorts International
6.50%	04/15/32	75,000	74,578
Studio City Finance Ltd. (Mongolia)
5.00%(1)	01/15/29	110,000	105,080
Wyndham Hotels & Resorts, Inc.
5.63%(1)	03/01/33	170,000	165,503
Wynn Macau Ltd. (Mongolia)
5.13%(1)	12/15/29	64,000	62,054

			566,583

Machinery-Diversified — 0.6%
Columbus McKinnon Corp.
7.13%(1)	02/01/33	53,000	53,494
Lsf12 Helix Parent LLC
7.13%(1)	02/01/33	120,000	117,987
Oregon Tool Lux LP
7.88%(1)	10/15/29	10,548	1,872

			173,353

Media — 9.3%
Belo Corp.
7.25%	09/15/27	160,000	163,763
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%(1)	06/01/29	449,000	436,904
7.38%(1)	02/01/36	384,000	366,067
CSC Holdings LLC
5.75%(1)	01/15/30	158,000	34,344
6.50%(1)	02/01/29	200,000	113,784
DirectTV Financing LLC/DirectTV Financing Co-Obligor, Inc.
10.00%(1)	02/15/31	107,000	111,913
Discovery Global Holdings, Inc.
5.05%	03/15/42	405,000	283,306

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
EchoStar Corp.
10.75%	11/30/29	$ 240,000	$259,738
Midcontinent Communications
8.00%(1)	08/15/32	209,000	177,696
Paramount Global
4.20%	06/01/29	75,000	71,306
4.95%	01/15/31	75,000	68,758
Sinclair Television Group, Inc.
4.38%(1)	12/31/32	50,000	37,921
8.13%(1)	02/15/33	90,000	92,821
Sirius XM Radio LLC
4.13%(1)	07/01/30	225,000	210,557
Univision Communications, Inc.
8.88%(1)	04/15/33	220,000	213,400
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)
8.50%(1)	03/15/33	103,000	66,306
VZ Secured Financing BV (Netherlands)
5.00%(1)	01/15/32	200,000	164,204
Ziggo Bonds Co. BV (Netherlands)
5.13%(1)	02/28/30	74,000	60,110

			2,932,898

Mining — 0.3%
Compass Minerals International, Inc.
8.00%(1)	07/01/30	100,000	104,441

Oil & Gas — 2.8%
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%(1)	05/15/34	84,000	82,287
Matador Resources Co.
6.00%(1)	04/15/34	120,000	116,127
6.25%(1)	04/15/33	102,000	100,467
SM Energy Co.
7.00%(1)	08/01/32	78,000	79,322
9.63%(1)	06/15/33	140,000	154,142
Sunoco LP
5.63%(1)	07/15/34	80,000	77,490
7.88% (5 yr. CMT + 4.230%)(1),(2),(3)	09/18/30	260,000	267,077

			876,912

Oil & Gas Services — 1.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%(1)	09/01/32	80,000	81,227
Archrock Services LP/Archrock Partners Finance Corp.
6.00%(1)	02/01/34	120,000	117,566
Kodiak Gas Services LLC
6.75%(1)	10/01/35	70,000	70,594
USA Compression Partners LP/USA Compression Finance Corp.
6.25%(1)	10/01/33	100,000	98,544
WBI Operating LLC
6.50%(1)	10/15/33	140,000	139,773

			507,704

Packaging & Containers — 0.4%
Graphic Packaging International LLC
6.38%(1)	07/15/32	130,000	129,983

Pharmaceuticals — 2.7%
1261229 BC Ltd.
10.00%(1)	04/15/32	330,000	337,494
Amneal Pharmaceuticals LLC
6.88%(1)	08/01/32	31,000	31,950
CVS Health Corp.
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54	145,000	149,205

Issues	Maturity Date	Principal Amount	Value
Grifols SA (Spain)
7.50%(8)	05/01/30	EUR 83,077	$99,755
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%(1)	04/17/32	65,000	59,704
Teva Pharmaceutical Finance Netherlands III BV (Israel)
6.00%	12/01/32	174,000	177,678

			855,786

Pipelines — 4.5%
Buckeye Partners LP
6.75%	08/15/33	97,000	99,454
Energy Transfer LP
6.63% (3 mo. USD LIBOR + 4.155%)(2),(3)	02/15/28	240,000	241,027
Global Partners LP/GLP Finance Corp.
7.13%(1)	07/01/33	120,000	121,829
Harvest Midstream I LP
6.75%(1)	05/15/34	60,000	60,299
ITT Holdings LLC
6.50%(1)	08/01/29	155,000	153,400
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(1)	02/15/29	65,000	66,660
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	63,000	62,273
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%(1)	09/01/31	106,000	104,599
Venture Global Calcasieu Pass LLC
6.00%(1)	05/01/36	160,000	158,463
Venture Global LNG, Inc.
6.63%(1)	06/15/36	80,000	78,492
9.00% (5 yr. CMT + 5.440%)(1),(2),(3)	09/30/29	32,000	31,823
Venture Global Plaquemines LNG LLC
6.75%(1)	01/15/36	143,000	149,794
7.75%(1)	05/01/35	90,000	99,752

			1,427,865

Real Estate — 0.2%
Cushman & Wakefield U.S. Borrower LLC
8.88%(1)	09/01/31	54,000	56,580

REIT — 1.2%
GLP Capital LP/GLP Financing II, Inc. (REIT)
5.63%	03/01/36	165,000	158,440
Hudson Pacific Properties LP
5.95%	02/15/28	92,000	91,248
RHP Hotel Properties LP/RHP Finance Corp. (REIT)
5.75%(1)	03/15/34	115,000	112,686

			362,374

Retail — 6.8%
1011778 BC ULC/New Red Finance, Inc. (Canada)
4.00%(1)	10/15/30	111,000	104,545
Academy Ltd.
5.88%(1)	05/15/31	80,000	79,258
Asbury Automotive Group, Inc.
4.63%(1)	11/15/29	115,000	111,790
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%(1)	07/01/32	150,000	146,165
Ferrellgas LP/Ferrellgas Finance Corp.
9.25%(1)	01/15/31	133,000	139,884
FirstCash, Inc.
6.88%(1)	03/01/32	236,000	239,878
LCM Investments Holdings II LLC
8.25%(1)	08/01/31	133,000	138,784

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Lithia Motors, Inc.
5.50%(1)	10/01/30	$ 60,000	$59,347
Macy’s Retail Holdings LLC
7.38%(1)	08/01/33	82,000	85,524
Men’s Wearhouse LLC
9.00%(1)	02/01/31	50,000	53,326
Michaels Cos., Inc.
8.50%(1)	03/15/33	100,000	99,206
11.00%(1)	03/15/34	15,000	14,689
Murphy Oil USA, Inc.
3.75%(1)	02/15/31	100,000	93,074
Papa John’s International, Inc.
3.88%(1)	09/15/29	223,000	210,258
QXO Building Products, Inc.
6.75%(1)	04/30/32	115,000	117,563
6.88%(1)	07/15/34	110,000	110,308
Sally Holdings LLC/Sally Capital, Inc.
6.75%	04/01/32	98,000	99,998
Staples, Inc.
10.75%(1)	09/01/29	61,000	58,439
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50%(1)	12/15/35	180,000	173,479

			2,135,515

Software — 3.4%
AthenaHealth Group, Inc.
7.50%(1)	02/15/32	110,000	112,930
Cloud Software Group LLC
8.25%(1)	06/30/32	315,000	298,478
OAK-Eagle Acquireco, Inc.
7.25%(1)	07/01/33	90,000	93,419
Open Text Corp. (Canada)
3.88%(1)	12/01/29	90,000	83,047
Open Text Holdings, Inc. (Canada)
4.13%(1)	12/01/31	15,000	13,245
Oracle Corp.
5.70%	02/04/36	85,000	78,783
RingCentral, Inc.
8.50%(1)	08/15/30	31,000	32,373
Salesforce, Inc.
5.55%	03/15/36	115,000	112,138
SS&C Technologies, Inc.
6.50%(1)	06/01/32	110,000	111,078
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%(1)	02/01/29	165,000	137,602

			1,073,093

Telecommunications — 3.8%
Global Switch Finance BV (United Kingdom)
1.38%(8)	10/07/30	EUR 115,000	121,509
Level 3 Financing, Inc.
6.88%(1)	06/30/33	210,000	212,782
Road Michigan Property Owner I LLC
7.50%(1)	03/30/45	65,000	62,860
Stingray Compute LLC
6.00%(1)	06/15/31	48,000	46,943
SV RNO Property Owner 1 LLC
5.88%(1)	03/01/31	146,000	135,840
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.63%(1)	06/15/32	95,000	97,064
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75%(1)	07/15/31	56,000	44,289

Issues	Maturity Date	Principal Amount	Value
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%(1)	10/01/31	$ 146,000	$151,897
Yondr JK 1 LLC
6.88%(1)	06/30/31	304,000	289,803
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27
9.25%(1)	03/09/30	42,382	42,412

			1,205,399

Total Corporate Bonds (Cost: $28,548,441)			28,259,088

BANK LOANS — 4.0%

Beverages — 0.6%
Naked Juice LLC 2025 FLFO Term Loan
9.23% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	196,114	199,914

Commercial Services — 0.2%
Kelso Industries LLC Term Loan
9.42% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29	47,236	46,410

Electrical Components & Equipment — 0.2%
Pelican Products, Inc. 2021 Term Loan
8.24% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	59,225	57,314

Electronics — 0.2%
TCP Sunbelt Acquisition Co. 2024 Term Loan B
7.92% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	64,025	64,025

Health Care-Services — 0.8%
ADMI Corp. 2021 Term Loan B2
7.22% (1 mo. USD Term SOFR + 3.375%)(2)	12/23/27	34,908	32,647
ADMI Corp. 2023 Term Loan B5
9.48% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	63,693	60,880
ModivCare Buyer LLC Takeback Term Loan
8.73% (3 mo. USD Term SOFR + 5.000%)(2)	12/30/32	113,776	97,089
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan
9.23% (3 mo. USD Term SOFR + 5.500%)(2)	06/20/28	70,000	70,963

			261,579

Internet — 0.4%
Barracuda Networks, Inc. 2022 Term Loan
8.32% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	34,198	23,114
Delivery Hero SE 2024 USD Term Loan B
8.64% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	74,298	75,273

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
PUG LLC 2024 Extended Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	$ 41,805	$41,920

			140,307

Media — 0.3%
Virgin Media Bristol LLC 2023 USD Term Loan Y
6.97% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31	111,290	95,571

Office/Business Equipment — 0.4%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(2)	11/19/29	150,228	121,934

Software — 0.9%
Cast & Crew Payroll LLC 2021 Incremental Term Loan
7.57% (3 mo. USD Term SOFR + 3.750%)(2)	12/29/28	119,272	42,242
Cloudera, Inc. 2021 Term Loan
7.58% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28	54,238	48,171
Planview Parent, Inc. 2024 1st Lien Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(2)	12/17/27	79,494	68,649
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30	49,747	39,026
Renaissance Holding Corp. 2024 1st Lien Term Loan
7.73% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30	104,198	80,826

			278,914

Total Bank Loans (Cost: $1,308,137)			1,265,968

Total Fixed Income Securities (Cost: $29,856,578)			29,525,056

Issues		Shares	Value
COMMON STOCK — 0.5%

Beverages — 0.1%
Luxco Co. Ltd.(9)		1,289	25,362

Health Care-Services — 0.3%
ModivCare, Inc.(9)		17,678	101,100

Packaging & Containers — 0.1%
Ardagh Holdings SA(9)		3,932	23,592

Total Common Stock (Cost: $234,774)			150,054

WARRANTS — 0.0% Cineworld Group PLC(9),(10)		42,717	—

Total Warrants (Cost: $—)			—

Issues	Shares	Value
MONEY MARKET INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(11)	450,424	$450,424
TCW Central Cash Fund, 3.74%(11),(12)	1,127,000	1,127,000
Total Money Market Investments (Cost: $1,577,424)		1,577,424

Total Investments (99.3%) (Cost: $31,668,776)		31,252,534

Excess Of Other Assets Over Liabilities (0.7%)		235,036
Net Assets (100.0%)		$31,487,570

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (13)
Goldman Sachs & Co.	EUR	62,087	09/11/26	70,963	71,704	741

				$70,963	$71,704	$741

SELL (14)
Citibank N.A.	EUR	391,884	09/11/26	447,604	452,581	(4,977)

				$447,604	$452,581	$(4,977)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Short Futures
7	10-Year U.S. Treasury Note Futures	09/21/26	(774,248)	(767,922)	6,326
12	5-Year U.S. Treasury Note Futures	09/30/26	(1,281,564)	(1,271,719)	9,845
1	Euro-Bobl Futures	09/08/26	(132,127)	(131,275)	852
			$(2,187,939)	$(2,170,916)	$17,023

Notes to the Schedule of Investments:

CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $23,341,215 or 74.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(3)	Perpetual maturity.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Restricted security (Note 14).
(6)	Security is not accruing interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $221,264 or 0.7% of net assets.

(9)	Non-income producing security.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(12)	Affiliated issuer.
(13)	Fund buys foreign currency, sells USD.
(14)	Fund sells foreign currency, buys USD.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW High Yield Bond ETF transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$1,100,608	$9,177,000	$9,150,608	1,127,000	$1,127,000	$13,088	$–	$–	$–

Total					$1,127,000	$13,088	$–	$–	$–

TCW High Yield Bond ETF

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities

Corporate Bonds	$—	$28,259,088	$—	$28,259,088

Bank Loans	—	1,265,968	—	1,265,968

Total Fixed Income Securities	—	29,525,056	—	29,525,056

Equity Securities

Money Market Investments	1,577,424	—	—	1,577,424

Common Stock	—	150,054	—	150,054

Warrants	—	—	—	—

Total Equity Securities	1,577,424	150,054	—	1,727,478

Total Investments	$1,577,424	$29,675,110	$—	$31,252,534

Asset Derivatives

Forward Currency Contracts

Foreign Currency Risk	—	741	—	741

Futures Contracts

Interest Rate Risk	17,023	—	—	17,023

Total	$1,594,447	$29,675,851	$—	$31,270,298

Liability Derivatives

Forward Currency Contracts

Foreign Currency Risk	$—	$(4,977)	$—	$(4,977)

Total	$—	$(4,977)	$—	$(4,977)

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 97.3% of Net Assets
CORPORATE BONDS — 47.1%

Advertising — 0.1%
Neptune Bidco U.S., Inc.
10.38%(1)	05/15/31	$ 40,000	$41,924

Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd. (Jersey)
10.00%(1)	03/31/29	45,000	25,366
Volkswagen International Finance NV (Germany)
7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR 100,000	128,506

			153,872

Auto Parts & Equipment — 0.1%
IHO Verwaltungs GmbH (Germany) (7.38% Cash or 8.12% PIK)
7.38%(1)	05/15/33	50,000	51,889

Banks — 0.5%
Citigroup, Inc.
6.63% (5 yr. CMT + 3.001%)(3),(4)	02/15/31	210,000	210,672

Building Materials — 0.9%
Limak Cimento Sanayi ve Ticaret AS
9.75%(2)	07/25/29	260,000	261,269
Quikrete Holdings, Inc.
6.38%(1)	03/01/32	75,000	75,953

			337,222

Chemicals — 2.0%
Alpek SAB de CV
4.25%(2)	09/18/29	209,000	196,617
Orbia Advance Corp. SAB de CV
5.88%(2)	09/17/44	253,000	203,665
SCIH Salt Holdings, Inc.
6.63%(1),(5)	08/15/31	96,000	95,961
8.00%(1),(5)	08/15/32	193,000	192,089
WR Grace Holdings LLC
7.00%(1)	08/01/33	98,000	94,085

			782,417

Coal — 0.7%
Indika Energy Tbk. PT
8.75%(2)	05/07/29	270,000	274,903

Commercial Services — 2.3%
ADT Security Corp.
5.88%(1)	10/15/33	60,000	58,393
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxemburg)
7.00%(1)	05/21/30	190,000	193,720
Carriage Services, Inc.
4.25%(1)	05/15/29	35,000	33,212
EquipmentShare.com, Inc.
7.13%(1)	07/01/34	138,000	132,016
Kaspi.KZ JSC
5.90%(1)	04/28/31	200,000	198,450
Raven Acquisition Holdings LLC
6.88%(1)	11/15/31	100,000	97,388
Upbound Group, Inc.
6.38%(1)	02/15/29	60,000	59,703
Valvoline, Inc.
3.63%(1)	06/15/31	65,000	59,318
VT Topco, Inc.
8.50%(1)	08/15/30	65,000	66,465

			898,665

Computers — 0.3%
McAfee Corp.
7.38%(1)	02/15/30	47,000	39,862
NCR Voyix Corp.
5.13%(1)	04/15/29	60,000	58,347

			98,209

Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
4.13%(1)	04/01/29	62,000	59,737

Issues	Maturity Date	Principal Amount	Value
Perrigo Finance Unlimited Co.
6.13%	09/30/32	$ 75,000	$71,292

			131,029

Distribution & Wholesale — 0.3%
Core & Main LP
6.00%(1)	07/01/34	97,000	96,522

Diversified Financial Services — 1.0%
First Eagle Holdings, Inc.
7.25%(1)	08/15/32	138,000	139,739
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32	125,000	124,479
7.13%(1)	04/30/31	119,000	122,912

			387,130

Electric — 6.0%
Alliant Energy Corp.
5.75% (5 yr. CMT + 2.077%)(4)	04/01/56	256,000	251,233
Alpha Generation LLC
6.25%(1)	01/15/34	59,000	57,737
American Electric Power Co., Inc.
6.05% (5 yr. CMT + 1.940%)(4)	03/15/56	135,000	132,424
Aydem Yenilenebilir Enerji AS
9.88%(2)	09/30/30	200,000	197,826
CenterPoint Energy, Inc.
5.95% (5 yr. CMT + 2.223%)(4)	04/01/56	253,000	250,695
Dominion Energy, Inc.
6.20% (5 yr. CMT + 2.006%)(4)	02/15/56	175,000	172,634
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.50%(1)	06/30/32	200,000	208,094
Entergy Corp.
5.88% (5 yr. CMT + 2.179%)(4)	06/15/56	75,000	74,209
Eskom Holdings
8.45%(2)	08/10/28	200,000	210,338
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)
7.25%(1)	01/31/41	193,548	192,567
Generadora de Gatun SA
6.87%(1)	09/30/44	200,000	200,454
Termocandelaria Power SA (Colombia)
7.75%(1)	09/17/31	263,000	270,901
Vistra Operations Co. LLC
6.88%(1)	04/15/32	95,000	98,172

			2,317,284

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
6.00%(1)	09/15/33	62,000	58,953

Engineering & Construction — 0.5%
IRB Infrastructure Developers Ltd. (India)
7.11%(1)	03/11/32	200,000	202,230

Entertainment — 1.5%
Banijay Entertainment SAS (France)
8.13%(1)	05/01/29	72,000	74,156
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom)
5.75%(1)	01/15/33	60,000	57,901
Caesars Entertainment, Inc.
6.00%(1)	10/15/32	64,000	56,269
6.50%(1)	02/15/32	75,000	71,837
Great Canadian Gaming Corp./Raptor LLC (Canada)
8.75%(1)	11/15/29	72,000	72,729
Light & Wonder International, Inc.
6.25%(1)	10/01/33	60,000	59,011

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Pioneer Opco LLC
7.00%(1)	05/15/33	$ 100,000	$101,239
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%(1)	03/15/33	75,000	74,413

			567,555

Environmental Control — 0.5%
Luna 1.5 SARL (Luxemburg)
12.00%(1)	07/01/32	69,143	74,196
Waste Pro USA, Inc.
7.00%(1)	02/01/33	125,000	127,299

			201,495

Food — 0.4%
Post Holdings, Inc.
6.38%(1)	03/01/33	174,000	171,536

Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%(1)	06/01/30	90,000	96,527
NiSource, Inc.
5.75% (5 yr. CMT + 2.035%)(4)	07/15/56	155,000	152,793

			249,320

Health Care-Products — 0.2%
Teleflex, Inc.
5.88%(1)	01/15/32	80,000	79,526

Health Care-Services — 0.7%
Kedrion SpA (Italy)
6.50%(1)	09/01/29	180,000	177,987
ModivCare, Inc.
0.00%(1),(6),(7),(8)	10/01/29	258,300	3,874
Star Parent, Inc.
9.00%(1)	10/01/30	32,000	33,670
Surgery Center Holdings, Inc.
7.25%(1)	04/15/32	73,000	73,261

			288,792

Household Products/Wares — 0.3%
Spectrum Brands, Inc.
3.88%(1)	03/15/31	142,000	125,235

Housewares — 0.3%
Newell Brands, Inc.
7.38%	04/01/36	125,000	126,247

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30	162,000	156,897
8.25%(1)	02/01/29	72,000	69,080
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31	126,000	128,064
7.38%(1)	10/01/32	113,000	113,900
Ardonagh Finco Ltd. (United Kingdom)
7.75%(1)	02/15/31	135,000	137,132
Asurion LLC/Asurion Co-Issuer, Inc.
8.38%(1)	02/01/34	40,000	36,500
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(4)	11/01/53	120,000	117,671

			759,244

Issues	Maturity Date	Principal Amount	Value

Internet — 2.3%
Arches Buyer, Inc.
9.00%(1)	08/15/31	$ 290,000	$291,601
Beignet Investor LLC
6.58%(1)	05/30/49	100,000	96,778
Cerved Group SpA (Italy)
7.65% (3 mo. EURIBOR + 5.250%)(2),(4)	02/15/29	EUR 100,000	78,641
Getty Images, Inc.
11.25%(1)	02/21/30	155,000	121,356
Snap, Inc.
6.88%(1)	03/15/34	200,000	194,234
Sopaipilla Investor LLC
7.53%(1)	11/30/48	95,000	98,598

			881,208

Investment Companies — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
10.00%(1)	11/15/29	98,000	98,249

Iron & Steel — 1.5%
CSN Resources SA
8.88%(1)	12/05/30	255,000	181,226
Samarco Mineracao SA (4.00% Cash or 5.00% PIK) due 12/31/26
9.50%(1)	06/30/31	394,906	397,844

			579,070

Leisure Time — 0.5%
Gaia Purchaser, Inc.
7.63%(1)	07/15/33	126,000	126,534
Sabre Financial Borrower LLC
11.13%(1)	06/15/29	60,000	63,197

			189,731

Lodging — 0.3%
Wyndham Hotels & Resorts, Inc.
5.63%(1)	03/01/33	100,000	97,355

Machinery-Diversified — 0.3%
Columbus McKinnon Corp.
7.13%(1)	02/01/33	60,000	60,559
Lsf12 Helix Parent LLC
7.13%(1)	02/01/33	60,000	58,993

			119,552

Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%(1)	02/01/36	275,000	262,158
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52	55,000	32,878
CSC Holdings LLC
11.75%(1)	01/31/29	110,000	63,128
DirecTv Financing LLC
8.88%(1)	02/01/30	58,000	59,169
Discovery Global Holdings, Inc.
5.05%	03/15/42	190,000	132,909
EchoStar Corp.
10.75%	11/30/29	85,000	91,990
Grupo Televisa SAB (Mexico)
8.50%	03/11/32	168,000	179,644
Midcontinent Communications
8.00%(1)	08/15/32	183,000	155,590
Sinclair Television Group, Inc.
4.38%(1)	12/31/32	100,000	75,841
Univision Communications, Inc.
8.88%(1)	04/15/33	95,000	92,150
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)
8.50%(1)	03/15/33	128,000	82,400
VZ Secured Financing BV (Netherlands)
5.00%(1)	01/15/32	226,000	185,551

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
7.50%(1)	01/15/33	$ 150,000	$134,862

			1,548,270

Mining — 0.2%
Compass Minerals International, Inc.
8.00%(1)	07/01/30	56,000	58,487

Oil & Gas — 1.8%
Ecopetrol SA (Colombia)
5.88%	11/02/51	530,000	409,960
Gran Tierra Energy, Inc.
9.75%(1)	04/15/31	283,000	254,505

			664,465

Oil & Gas Services — 1.6%
Archrock Services LP/Archrock Partners Finance Corp.
6.00%(1)	02/01/34	59,000	57,803
Kodiak Gas Services LLC
6.75%(1)	10/01/35	56,000	56,475
USA Compression Partners LP/USA Compression Finance Corp.
6.25%(1)	10/01/33	125,000	123,180
WBI Operating LLC
6.50%(1)	10/15/33	70,000	69,887
Yinson Boronia Production BV (Brazil)
8.95%(1)	07/31/42	288,036	317,433

			624,778

Packaging & Containers — 0.2%
Graphic Packaging International LLC
6.38%(1)	07/15/32	95,000	94,988

Pharmaceuticals — 0.5%
1261229 BC Ltd.
10.00%(1)	04/15/32	125,000	127,839
CVS Health Corp.
6.75% (5 yr. CMT + 2.516%)(4)	12/10/54	75,000	77,175

			205,014

Pipelines — 1.5%
Global Partners LP/GLP Finance Corp.
7.13%(1)	07/01/33	100,000	101,524
ITT Holdings LLC
6.50%(1)	08/01/29	140,000	138,555
QazaqGaz NC JSC
5.63%(1)	05/08/36	200,000	193,718
Venture Global LNG, Inc.
6.63%(1)	06/15/36	100,000	98,115
9.00% (5 yr. CMT + 5.440%)(1),(3),(4)	09/30/29	39,000	38,785

			570,697

REIT — 0.7%
Hudson Pacific Properties LP
3.95%	11/01/27	199,000	194,238
Iron Mountain, Inc. (REIT)
5.63%(1)	07/15/32	76,000	74,476

			268,714

Real Estate — 0.5%
Port of Spain Waterfront Development
7.88%(1)	02/19/40	192,267	199,086

Retail — 3.5%
Academy Ltd.
5.88%(1)	05/15/31	60,000	59,444
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%(1)	07/01/32	175,000	170,525
Ferrellgas LP/Ferrellgas Finance Corp.
9.25%(1)	01/15/31	186,000	195,627
FirstCash, Inc.
6.13%(1)	05/01/34	59,000	58,172
LCM Investments Holdings II LLC
8.25%(1)	08/01/31	117,000	122,088

Issues	Maturity Date	Principal Amount	Value
Lithia Motors, Inc.
5.50%(1)	10/01/30	$ 139,000	$137,488
Men’s Wearhouse LLC
9.00%(1)	02/01/31	60,000	63,991
Michaels Cos., Inc.
8.50%(1)	03/15/33	120,000	119,047
11.00%(1)	03/15/34	20,000	19,585
Papa John’s International, Inc.
3.88%(1)	09/15/29	146,000	137,658
QXO Building Products, Inc.
6.88%(1)	07/15/34	140,000	140,392
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50%(1)	12/15/35	120,000	115,652

			1,339,669

Software — 1.8%
AthenaHealth Group, Inc.
7.50%(1)	02/15/32	135,000	138,596
Cloud Software Group LLC
8.25%(1)	06/30/32	61,000	57,801
Open Text Holdings, Inc. (Canada)
4.13%(1)	12/01/31	68,000	60,044
Oracle Corp.
5.70%	02/04/36	100,000	92,686
Salesforce, Inc.
5.55%	03/15/36	137,000	133,590
SS&C Technologies, Inc.
6.50%(1)	06/01/32	135,000	136,323
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%(1)	02/01/29	81,000	67,550

			686,590

Telecommunications — 2.9%
Global Switch Finance BV (United Kingdom)
1.38%(2)	10/07/30	EUR 100,000	105,660
Road Michigan Property Owner I LLC
7.50%(1)	03/30/45	100,000	96,708
Stingray Compute LLC
6.00%(1)	06/15/31	59,000	57,700
Telecom Argentina SA (Argentina)
9.50%(1)	07/18/31	251,000	272,184
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.63%(1)	06/15/32	56,000	57,217
Vmed O2 U.K. Financing I PLC (United Kingdom)
7.75%(1)	04/15/32	63,000	53,040
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%(1)	10/01/31	125,000	130,049
Yondr JK 1 LLC
6.88%(1)	06/30/31	315,000	300,289
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27
9.25%(1)	03/09/30	47,212	47,245

			1,120,092

Water — 0.7%
Aegea Finance SARL
7.63%(1)	01/20/36	300,000	257,361

Total Corporate Bonds (Cost: $18,599,490)			18,215,247

FOREIGN GOVERNMENT BONDS — 16.8%
Abu Dhabi Government International Bonds
5.00%(1)	04/30/34	300,000	298,593
5.50%(1)	04/30/54	425,000	395,943
Angola Government International Bonds
8.75%(2)	04/14/32	370,000	378,547
Argentina Republic Government International Bonds
4.13%	07/09/35	266,529	210,803

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Brazil Government International Bonds
7.13%	05/13/54	$ 300,000	$288,105
CBB International Sukuk Programme Co. WLL
5.88%(1)	06/05/32	159,000	150,904
5.88%(2)	06/05/32	214,000	203,103
DRC International Bonds
8.75%(1)	04/16/32	200,000	206,694
Dominican Republic International Bonds
5.88%(2)	01/30/60	305,000	258,744
Ecuador Government International Bonds
6.90%(2)	07/31/35	239,849	216,723
Egypt Government International Bonds
7.30%(2)	09/30/33	275,000	270,198
7.30%(1)	09/30/33	78,000	76,638
El Salvador Government International Bonds
9.50%(2)	07/15/52	161,000	181,096
Gabon Government International Bonds
6.63%(1)	02/06/31	173,000	153,297
Ghana Government International Bonds
5.00%(1)	07/03/35	153,000	140,581
Hungary Government International Bonds
5.50%(2)	03/26/36	200,000	196,078
Hungary Government International Bonds
6.75%(2)	09/23/55	200,000	206,744
Indonesia Government International Bonds
1.85%	03/12/31	292,000	253,634
Ivory Coast Government International Bonds
6.13%(1)	06/15/33	288,000	279,832
8.08%(1)	04/01/36	172,000	183,754
Nigeria Government International Bonds
7.70%(1)	02/23/38	321,000	327,901
Pakistan Government International Bonds
8.88%(1)	04/08/51	82,000	81,039
Provincia de Buenos Aires/Government Bonds (Argentina)
6.63%(2)	09/01/37	168,097	139,798
Romania Government International Bonds
6.38%(2)	01/30/34	432,000	432,899
7.63%(2)	01/17/53	186,000	197,126
Saudi Government International Bonds
5.00%(2)	01/18/53	390,000	318,646
5.00%(1)	01/18/53	92,000	75,168
Senegal Government International Bonds
6.25%(1)	05/23/33	221,000	116,410
Ukraine Government International Bonds
3.00%(2)	02/01/36	427,546	257,122

Total Foreign Government Bonds (Cost: $6,329,843)			6,496,120

ASSET-BACKED SECURITIES — 1.9%
Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR
5.50% (3 mo. USD Term SOFR + 1.750%)(1),(4)	07/15/37	225,000	225,313
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R
5.73% (3 mo. USD Term SOFR + 2.000%)(1),(4)	04/20/37	250,000	250,012
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2
4.88% (3 mo. USD Term SOFR + 1.150%)(1),(4)	10/20/34	250,000	250,176

Total Asset-Backed Securities (Cost: $746,182)			725,501

BANK LOANS — 30.7%

Advertising — 0.3%
Research Now Group, Inc. 2024 First Lien First Out Term Loan
8.90% (3 mo. USD Term SOFR + 5.000%)(4)	07/15/28	124,682	118,551

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense — 1.5%
Air Comm Corp. LLC 2026 Term Loan
6.20% (3 mo. USD Term SOFR + 2.500%)(4)	12/11/31	$ 238,707	$239,081
HDI Aerospace Intermediate Holding III Corp. Term Loan B
7.12% (6 mo. USD Term SOFR + 3.250%)(4)	02/11/32	99,747	100,080
TransDigm, Inc. 2025 Term Loan M
6.23% (1 mo. USD Term SOFR + 2.500%)(4)	08/19/32	248,125	248,751

			587,912

Airlines — 0.6%
Air Canada 2024 Term Loan B
5.57% (3 mo. USD Term SOFR + 1.750%)(4)	03/21/31	245,606	245,568

Beverages — 0.5%
Arterra Wines Canada, Inc. 2020 Term Loan
7.49% (3 mo. USD Term SOFR + 3.500%)(4)	11/24/27	99,473	99,473
Primo Brands Corp. 2026 Term Loan B
6.48% (3 mo. USD Term SOFR + 2.750%)(4)	03/31/31	99,750	100,273

			199,746

Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc. Term Loan B
5.43% (6 mo. USD Term SOFR + 1.750%)(4)	04/27/33	100,000	100,019
Genmab AS 2026 Term Loan B
5.73% (3 mo. USD Term SOFR + 2.000%)(4)	12/13/32	95,000	95,038

			195,057

Chemicals — 0.3%
BASF Coatings USD Term Loan B
7.24% (3 mo. USD Term SOFR + 3.500%)	06/29/33	100,000	100,563

Commercial Services — 2.9%
Amspec Parent LLC 2026 Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(4)	12/22/31	199,246	200,242
ASP Dream Acquisition Co. LLC Term Loan B
8.08% (1 mo. USD Term SOFR + 4.250%)(4)	12/15/28	246,144	230,658
Crisis Prevention Institute, Inc. 2024 Term Loan B
0.00%	04/09/31	175,000	173,524
Fugue Finance BV 2026 USD Term Loan B
5.92% (3 mo. USD Term SOFR + 2.250%)(4)	01/09/32	166,572	166,505

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Jupiter Buyer, Inc. 2024 Term Loan B
7.73% (3 mo. USD Term SOFR + 4.000%)(4)	11/03/31	$ 121,592	$122,549
Nuvei Corp. 2025 Repriced Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(4)	11/17/31	99,497	97,228
Trans Union LLC 2024 Term Loan B9
5.48% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/31	123,125	122,919

			1,113,625

Computers — 0.7%
Surf Holdings LLC 2025 Incremental Term Loan
7.35% (1 mo. USD Term SOFR + 3.500%)(4)	03/05/27	246,076	233,553
Tempo Acquisition LLC 2025 Repriced Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(4)	08/31/28	49,747	42,798

			276,351

Cosmetics/Personal Care — 0.3%
Opal Bidco SAS 2026 USD Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(4)	04/28/32	124,064	124,429

Distribution & Wholesale — 0.9%
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(4)	12/29/32	149,625	148,176
Gloves Buyer, Inc. 2026 Term Loan B
7.48% (3 mo. USD Term SOFR + 3.750%)(4)	05/21/32	99,500	99,769
Veritiv Corp. Term Loan B
7.73% (3 mo. USD Term SOFR + 4.000%)(4)	12/02/30	99,746	94,946

			342,891

Diversified Financial Services — 2.2%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
5.42% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/30	344,750	345,586
Blackhawk Network Holdings, Inc. 2026 Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(4)	03/12/29	171,952	171,589
GC Ferry Acquisition I, Inc. Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(4),(9)	08/16/32	106,237	106,400
Guggenheim Partners LLC 2024 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(4)	11/26/31	246,250	241,633

			865,208

Issues	Maturity Date	Principal Amount	Value

Electric — 0.8%
South Field LLC 2025 1st Lien Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(4)	08/29/31	$ 273,012	$274,547
South Field LLC 2025 1st Lien Term Loan C
6.73% (3 mo. USD Term SOFR + 3.000%)(4)	08/29/31	17,896	17,997

			292,544

Electrical Components & Equipment — 0.6%
Pelican Products, Inc. 2021 Term Loan
8.24% (3 mo. USD Term SOFR + 4.250%)(4)	12/29/28	248,052	240,050

Electronics — 0.4%
TCP Sunbelt Acquisition Co. 2024 Term Loan B
7.92% (3 mo. USD Term SOFR + 4.250%)(4)	10/24/31	144,750	144,750

Engineering & Construction — 1.5%
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan
0.00% (1 mo. USD Term SOFR + 3.250%)(9)	07/09/32	200,000	200,625
Holding Socotec SAS 2026 USD Term Loan B
6.37% (3 mo. USD Term SOFR + 2.750%)(4)	06/02/31	122,513	122,934
ITG Communications LLC Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(4)	07/09/31	64,456	64,509
Trilon Group LLC 2026 Delayed Draw Term Loan
0.00%	06/13/33	5,943	5,947
Trilon Group LLC 2026 Term Loan
9.25% (3 mo. USD Term SOFR + 2.500%)(4)	06/13/33	183,673	183,788

			577,803

Entertainment — 1.0%
City Football Group Ltd. 2024 Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(4)	07/22/30	99,492	99,480
Great Canadian Gaming Corp. 2024 Term Loan B
8.43% (3 mo. USD Term SOFR + 4.750%)(4)	11/01/29	125,000	123,984
TKO Worldwide Holdings LLC 2026 Term Loan B
5.41% (3 mo. USD Term SOFR + 1.750%)(4)	11/21/31	149,249	149,165

			372,629

Environmental Control — 0.3%
Heritage Environmental Services, Inc. 2026 Term Loan B
6.82% (3 mo. USD Term SOFR + 3.000%)(4)	04/01/33	100,000	100,625

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Food — 1.9%
1440 Food Topco LLC Term Loan B
8.73% (1 mo. USD Term SOFR + 5.000%)(4)	10/31/31	$ 123,115	$90,965
B&G Foods, Inc. 2024 Term Loan B
0.00%(9)	10/10/29	99,746	98,728
BCPE North Star U.S. HoldCo 2, Inc. Term Loan
7.85% (1 mo. USD Term SOFR + 4.000%)(4)	06/09/28	147,295	147,793
C&S Wholesale Grocers, Inc. Term Loan B
0.00%(9)	09/20/30	125,000	118,438
United Natural Foods, Inc. 2026 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(4)	05/01/31	186,277	188,315
Upfield BV 2026 USD Term Loan B15
8.12% (6 mo. USD Term SOFR + 4.250%)(4)	10/31/30	99,706	96,928

			741,167

Health Care-Products — 1.5%
Hologic, Inc. 2026 USD Term Loan B
5.99% (3 mo. USD Term SOFR + 2.250%)(4)	04/07/33	250,000	246,155
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(4)	06/09/32	100,000	100,219
Medline Borrower LP 2026 Term Loan B
5.23% (1 mo. USD Term SOFR + 1.500%)(4)	05/30/33	249,375	248,737

			595,111

Health Care-Services — 1.9%
ADMI Corp. 2021 Term Loan B2
7.22% (1 mo. USD Term SOFR + 3.375%)(4)	12/23/27	124,671	116,596
Charlotte Buyer, Inc. 2026 Term Loan B
8.15% (1 mo. USD Term SOFR + 4.500%)(4)	06/30/31	99,747	99,994
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B
8.07% (3 mo. USD Term SOFR + 4.250%)(4)	03/30/29	99,740	92,634
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B
9.32% (3 mo. USD Term SOFR + 5.500%)(4)	03/30/29	121,555	115,781
Heartland Dental LLC 2025 Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(4)	08/25/32	247,500	248,140

Issues	Maturity Date	Principal Amount	Value
ModivCare Buyer LLC Takeback Term Loan
8.73% (3 mo. USD Term SOFR + 5.000%)(4)	12/30/32	$ 76,391	$65,187

			738,332

Household Products/Wares — 0.3%
Lavender Dutch BorrowerCo BV USD Term Loan
6.98% (3 mo. USD Term SOFR + 3.250%)(4)	12/30/32	99,500	99,537

Internet — 1.3%
Arches Buyer, Inc. 2021 Term Loan B
7.08% (1 mo. USD Term SOFR + 3.250%)(4)	12/06/27	48,188	48,218
Delivery Hero SE 2024 USD Term Loan B
8.64% (3 mo. USD Term SOFR + 5.000%)(4)	12/12/29	343,844	348,357
PUG LLC 2024 Extended Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(4)	03/15/30	87,095	87,334

			483,909

Investment Companies — 0.3%
Emerald Expositions Holding, Inc. 2026 Delayed Draw Term Loan 100mm
0.00%(9)	07/14/33	9,390	9,390
Emerald Expositions Holding, Inc. 2026 Delayed Draw Term Loan 200mm
0.00% (9)	07/14/33	18,779	18,779
Emerald Expositions Holding, Inc. 2026 Term Loan
0.00%(9)	07/14/33	71,831	71,831

			100,000

Machinery-Construction & Mining — 0.6%
WEC U.S. Holdings Ltd. 2024 Term Loan
5.65% (1 mo. USD Term SOFR + 2.000%)(4)	01/27/31	245,614	245,608

Machinery-Diversified — 0.4%
LSF12 Helix Parent LLC USD Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(4)	02/10/33	150,000	148,579

Media — 0.6%
Charter Communications Operating LLC 2024 Term Loan B5
5.98% (3 mo. USD Term SOFR + 2.250%)(4)	12/15/31	247,809	238,964

Miscellaneous Manufacturers — 0.6%
Cleanova U.S. Holdings LLC 2025 Term Loan B
8.41% (3 mo. USD Term SOFR + 4.750%)(4)	06/14/32	248,125	247,195

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Office/Business Equipment — 0.6%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(4)	11/19/29	$ 280,909	$228,004

Packaging & Containers — 0.2%
Sword Purchaser LLC USD Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(4)	04/11/33	100,000	96,590

Pipelines — 0.5%
Colossus Acquireco LLC 2026 Term Loan B
5.37% (3 mo. USD Term SOFR + 1.750%)(4)	01/31/33	100,000	99,743
Freeport LNG Investments LLLP 2026 Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(4)	02/11/33	99,750	100,257

			200,000

Retail — 1.3%
Peer Holding III BV 2025 USD Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(4)	10/14/32	249,375	249,780
Thermostat Purchaser III, Inc. 2024 Term Loan B
7.98% (3 mo. USD Term SOFR + 4.250%)(4)	08/31/28	247,475	243,392

			493,172

Software — 2.6%
Cast & Crew Payroll LLC 2021 Incremental Term Loan
7.57% (3 mo. USD Term SOFR + 3.750%)(4)	12/29/28	222,489	78,798
Cloudera, Inc. 2021 Term Loan
7.58% (1 mo. USD Term SOFR + 3.750%)(4)	10/08/28	74,546	66,206
Cotiviti Corp. 2025 2nd Amendment Term Loan
6.40% (1 mo. USD Term SOFR + 2.750%)(4)	03/26/32	249,370	233,585
Electronic Arts, Inc. Term Loan B
0.00%(9)	03/24/33	100,000	100,732
Planview Parent, Inc. 2024 1st Lien Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(4)	12/17/27	99,494	85,920
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(4)	10/26/30	246,859	193,661
Quartz Acquireco LLC 2025 Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(4)	06/28/30	74,553	63,183

Issues	Maturity Date	Principal Amount	Value
Renaissance Holding Corp. 2024 1st Lien Term Loan
7.73% (1 mo. USD Term SOFR + 4.000%)(4)	04/05/30	$ 245,592	$190,504

			1,012,589

Telecommunications — 0.5%
GOGO Intermediate Holdings LLC Term Loan B
7.60% (1 mo. USD Term SOFR + 3.750%)(4)	04/30/28	100,000	90,984
Zayo Group Holdings, Inc. 2025 USD Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(4)	03/11/30	100,128	100,373

			191,357

Transportation — 0.3%
Kenan Advantage Group, Inc. 2024 Term Loan B4
6.98% (1 mo. USD Term SOFR + 3.250%)(4)	01/25/29	124,682	125,072

Total Bank Loans (Cost: $12,159,080)			11,883,488

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Municipal Bonds — 0.8% (Cost: $312,344)
Istanbul Metropolitan Municipality
10.50%(1)	12/06/28	$296,000	$317,386

Total Fixed Income Securities (Cost: $38,146,939)			37,637,742

Issues	Shares	Value
COMMON STOCK — 0.2%

Beverages — 0.1%
Luxco Co. Ltd.(10)	1,312	25,815

Health Care-Services — 0.1%
ModivCare, Inc.(10)	5,853	33,473

Total Common Stock (Cost: $61,287)		59,288

MONEY MARKET INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.62%(11)	125,730	125,730
TCW Central Cash Fund, 3.74%(11),(12)	1,260,000	1,260,000

Total Money Market Investments (Cost: $1,385,730)		1,385,730

Total Investments (101.1%) (Cost: $39,593,956)		39,082,760

Net unrealized depreciation on unfunded commitments(13) (0.0%) (Cost: $ —)		29
Liabilities In Excess Of Other Assets (-1.1%)		(427,956)
Net Assets (100.0%)		$38,654,833

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FORWARD CURRENCY EXCHANGE CONTRACTS ((1.0)% )

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (14)
Citibank N.A.	EUR	322,454	09/11/26	368,303	372,398	(4,095)

				$368,303	$372,398	$(4,095)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Short Futures
6	10-Year U.S. Treasury Note Futures	09/21/26	(663,446)	(658,219)	5,227
1	2-Year U.S. Treasury Note Futures	09/30/26	(206,100)	(205,609)	491
7	5-Year U.S. Treasury Note Futures	09/30/26	(746,152)	(741,836)	4,316
3	Euro-Bobl Futures	09/08/26	(396,380)	(393,824)	2,556
1	U.S. Ultra Long Bond Futures	09/21/26	(111,084)	(109,688)	1,396
			$(2,123,162)	$(2,109,176)	$13,986

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $17,300,194 or 44.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $4,914,249 or 12.7% of net assets.

(3)	Perpetual maturity.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Security is not accruing interest.
(7)	Restricted security (Note 7).
(8)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)

This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(10)	Non-income producing security.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(12)	Affiliated issuer.
(13)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(14)	Fund sells foreign currency, buys USD.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Multisector Credit Income ETF transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$3,462,341	$17,981,000	$20,183,341	1,260,000	$1,260,000	$19,307	$-	$-	$-

Total					$1,260,000	$19,307	$-	$-	$-

TCW Multisector Credit Income ETF

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$18,215,247	$—	$18,215,247
Bank Loans	—	11,883,488	—	11,883,488
Foreign Government Bonds	—	6,496,120	—	6,496,120
Asset-Backed Securities	—	725,501	—	725,501
Municipal Bonds	—	317,386	—	317,386
Total Fixed Income Securities	—	37,637,742	—	37,637,742
Equity Securities
Money Market Investments	1,385,730	—	—	1,385,730
Common Stock	—	59,288	—	59,288
Total Equity Securities	1,385,730	59,288	—	1,445,018
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$29	$—	$29
Total Investments	$1,385,730	$37,697,059	$—	$39,082,789
Asset Derivatives
Futures Contracts
Interest Rate Risk	13,986	—	—	13,986
Total	$1,399,716	$37,697,059	$—	$39,096,775

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,095)	$—	$(4,095)
Total	$—	$(4,095)	$—	$(4,095)

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 92.6% of Net Assets
BANK LOANS — 85.2%

Advertising — 0.9%
Advantage Sales & Marketing, Inc. 2026 First Out Term Loan
9.75% (3 mo. USD Term SOFR + 6.000%)(1)	04/19/30	$ 771,931	$683,318
Research Now Group, Inc. 2024 First Lien First Out Term Loan
8.90% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28	1,351,644	1,285,183

			1,968,501

Aerospace & Defense — 1.1%
Air Comm Corp. LLC 2026 Term Loan
6.20% (3 mo. USD Term SOFR + 2.500%)(1)	12/11/31	336,139	336,665
HDI Aerospace Intermediate Holding III Corp. Term Loan B
7.12% (6 mo. USD Term SOFR + 3.250%)(1)	02/11/32	1,221,907	1,225,975
PMI U.S. Bidco, Inc Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	03/16/33	898,398	905,136

			2,467,776

Agriculture — 0.3%
Alltech, Inc. 2025 Term Loan
8.10% (1 mo. USD Term SOFR + 4.250%)(1)	08/13/30	542,734	545,787

Airlines — 0.2%
United Airlines, Inc. 2026 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	02/22/31	388,025	387,734

Apparel — 0.9%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	12/21/28	1,166,789	1,169,992
WH Borrower LLC 2025 Term Loan B
8.14% (3 mo. USD Term SOFR + 4.500%)(1)	02/20/32	734,399	738,489
WH Borrower LLC 2026 Add-On Term Loan B
0.00%(2)	02/20/32	138,000	138,748

			2,047,229

Auto Manufacturers — 0.2%
Allison Transmission, Inc. 2025 Incremental Term Loan B
0.00%(2)	01/02/33	500,000	501,457

Auto Parts & Equipment — 0.2%
Holley Purchaser, Inc. 2021 Term Loan
0.00%(2)	11/17/28	150,000	150,020
Stonepeak Motion Finco LLC Term Loan B
0.00%(2)	06/24/33	375,000	375,685

			525,705

Issues	Maturity Date	Principal Amount	Value

Beverages — 1.5%
Arterra Wines Canada, Inc. 2020 Term Loan
7.49% (3 mo. USD Term SOFR + 3.500%)(1)	11/24/27	$ 1,380,676	$1,380,676
Celsius Holdings, Inc. 2026 Term Loan B
5.75% (3 mo. USD Term SOFR + 2.000%)(1)	04/01/32	408,613	408,954
Naked Juice LLC 2025 FLFO Term Loan
9.23% (3 mo. USD Term SOFR + 5.500%)(1)	01/24/29	662,817	675,659
Pegasus BidCo BV 2026 USD Term Loan B
6.17% (3 mo. USD Term SOFR + 2.500%)(1)	07/12/32	833,594	836,094

			3,301,383

Biotechnology — 1.2%
BioMarin Pharmaceutical, Inc. Term Loan B
5.43% (6 mo. USD Term SOFR + 1.750%)(1)	04/27/33	1,197,350	1,197,577
Genmab AS 2026 Term Loan B
5.73% (3 mo. USD Term SOFR + 2.000%)(1)	12/13/32	1,261,794	1,262,292
Genmab AS Term Loan A
5.50% (3 mo. USD Term SOFR + 1.750%)(1)	12/12/30	246,835	246,835

			2,706,704

Chemicals — 2.2%
Archroma Finance SARL 2026 USD Term Loan B
9.25% (6 mo. USD Term SOFR + 5.500%)(1)	06/30/30	940,000	860,218
BASF Coatings USD Term Loan B
7.24% (3 mo. USD Term SOFR + 3.500%)	06/29/33	694,031	697,935
Chemcat Acquisition LLC Term Loan B
0.00%(2)	06/30/33	750,000	742,035
Illuminate Buyer LLC 2025 Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)	12/31/29	618,919	615,564
Ineos U.S. Finance LLC 2024 1st Lien Term Loan B
0.00%(2)	02/07/31	100,000	93,438
Mativ Holdings, Inc. 2026 Term Loan B
8.23% (1 mo. USD Term SOFR + 4.500%)(1)	04/04/33	298,099	298,471
Nouryon Finance BV 2026 USD Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	07/08/31	775,979	777,073
SCIH Salt Holdings, Inc. 2026 Term Loan B
0.00%(2)	08/15/31	800,000	796,168

			4,880,902

Commercial Services — 7.4%
Albion Financing 3 SARL 2025 USD Term Loan
6.63% (3 mo. USD Term SOFR + 3.000%)(1)	05/21/31	85,401	85,913

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Amspec Parent LLC 2026 Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	12/22/31	$ 216,797	$217,881
APi Group DE, Inc. 2026 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	05/16/33	1,202,687	1,206,415
ASP Dream Acquisition Co. LLC Term Loan B
8.08% (1 mo. USD Term SOFR + 4.250%)(1)	12/15/28	870,864	816,074
Belron Finance 2019 LLC 2026 Repriced Term Loan B
5.66% (3 mo. USD Term SOFR + 2.000%)(1)	10/16/31	965,838	966,345
Brightview Landscapes LLC 2026 Term Loan B
5.82% (3 mo. USD Term SOFR + 2.000%)(1)	06/17/33	780,000	781,299
Camelot U.S. Acquisition LLC 2024 Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	01/31/31	942,050	881,260
CCRR Parent, Inc. 2026 Term Loan
8.91% (3 mo. USD Term SOFR + 5.250%)(1)	05/27/32	280,893	201,073
CHG Healthcare Services, Inc. 2026 Term Loan B
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	09/29/31	362,056	362,170
Corpay Technologies Operating Co. LLC 2025 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	11/05/32	141,271	141,221
Crisis Prevention Institute, Inc. 2024 Term Loan B
7.73% (3 mo. USD Term SOFR + 4.000%)	04/09/31	753,777	747,419
DTI Holdco, Inc. 2025 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/26/29	930,946	879,423
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	07/06/29	798,136	802,458
Herc Holdings, Inc. 2026 Term Loan B
5.43% (1 mo. USD Term SOFR + 1.750%)(1)	06/02/32	1,189,966	1,191,876
Inspired Finco Holdings Ltd. 2026 USD Term Loan B
6.57% (3 mo. USD Term SOFR + 2.750%)(1)	02/28/31	154,879	154,977
ION Platform Finance U.S., Inc. USD Term Loan
7.48% (3 mo. USD Term SOFR + 3.750%)(1)	10/07/32	748,125	594,658
Kelso Industries LLC Term Loan
9.42% (3 mo. USD Term SOFR + 5.750%)(1)	12/30/29	1,431,504	1,406,453

Issues	Maturity Date	Principal Amount	Value
Lernen Bidco Ltd. 2025 USD Term Loan B3
7.01% (6 mo. USD Term SOFR + 3.500%)(1)	10/27/31	$ 237,572	$231,632
Nuvei Corp. 2025 Repriced Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	11/17/31	405,005	395,767
PG Investment Co. 59 SARL 2025 Repriced Term Loan B
0.00%(2)	03/26/31	544,051	544,029
Prime Security Services Borrower LLC 2025 Incremental Term Loan B
5.41% (1 mo. USD Term SOFR + 1.750%)(1)	03/07/32	695,111	689,657
Priority Holdings LLC 2025 Term Loan B
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	08/02/32	594,747	589,359
Sabert Corp. 2026 Term Loan B
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	12/10/28	657,400	661,097
Secretariat Advisors LLC 2025 Delayed Draw Term Loan
4.00%(1)	02/28/32	54,248	52,258
Secretariat Advisors LLC 2025 Term Loan B
0.00% (3 mo. USD Term SOFR + 4.000%)(1)	/ /0	445,752	429,407
St. George’s University Scholastic Services 2022 Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	02/10/29	806,050	801,230
TruGreen LP 2020 2nd Lien Term Loan
12.58% (3 mo. USD Term SOFR + 8.500%)(1)	11/02/28	500,000	446,875
TTF Holdings LLC 2024 Term Loan
7.38% (6 mo. USD Term SOFR + 3.750%)(1)	07/18/31	343,187	272,333

			16,550,559

Computers — 2.2%
Amentum Holdings, Inc. 2026 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)	09/29/31	710,717	711,250
McAfee LLC 2024 USD 1st Lien Term Loan B
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	03/01/29	503,881	457,184
MIS Acquisition LLC 2026 1st Out Term Loan B
8.29% (3 mo. USD Term SOFR + 4.500%)(1)	04/22/31	500,000	462,187
NCR Atleos LLC 2025 Term Loan B
6.67% (3 mo. USD Term SOFR + 3.000%)(1)	04/16/29	1,160,100	1,160,831
Surf Holdings LLC 2025 Incremental Term Loan
7.35% (1 mo. USD Term SOFR + 3.500%)(1)	03/05/27	1,477,100	1,401,930

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Tempo Acquisition LLC 2025 Repriced Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	$ 779,845	$670,912

			4,864,294

Cosmetics/Personal Care — 1.0%
ACP Tara Holdings, Inc. 2026 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	12/15/32	420,470	421,679
Perrigo Investments LLC 2024 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	04/20/29	1,275,054	1,275,054
Prestige Brands, Inc. 2026 Term Loan B
0.25%	06/13/33	612,963	615,455

			2,312,188

Distribution &Wholesale — 2.2%
BCPE Empire Holdings, Inc. 2025 Term Loan B
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	12/11/30	496,222	491,260
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	12/29/32	498,750	493,920
Core & Main LP 2026 Term Loan B
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	07/01/33	194,273	194,840
Gates Global LLC 2022 Term Loan B4
0.00%(2)	11/16/29	750,000	750,371
Gloves Buyer, Inc. 2026 Term Loan B
7.48% (3 mo. USD Term SOFR + 3.750%)(1)	05/21/32	1,245,620	1,248,996
Resideo Funding, Inc. 2024 1st Lien Term Loan B
5.71% (1 mo. USD Term SOFR + 2.000%)(1)	02/11/28	292,778	292,961
Veritiv Corp. Term Loan B
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	12/02/30	632,664	602,217
VSE Corp. Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	05/05/33	785,000	789,906

			4,864,471

Diversified Financial Services — 2.3%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	977,613	979,983
Blackhawk Network Holdings, Inc. 2026 Term Loan B
0.00%(1)	03/12/29	500,000	498,945
Edelman Financial Center LLC 2026 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	12/01/31	265,000	266,399

Issues	Maturity Date	Principal Amount	Value
GC Ferry Acquisition I, Inc. Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	08/16/32	$ 424,948	$425,600
Guggenheim Partners LLC 2024 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	11/26/31	1,225,000	1,202,032
Jane Street Group LLC 2024 Term Loan B1
5.67% (3 mo. USD Term SOFR + 2.000%)(1)	12/15/31	972,494	969,800
Jupiter Borrower, Inc. Term Loan B
8.50% (3 mo. USD Term SOFR + 1.750%)(1)	06/30/33	400,000	402,916
Setanta Aircraft Leasing DAC 2024 Term Loan B
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	11/05/28	420,583	422,276

			5,167,951

Electric — 1.6%
Alpha Generation LLC Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/30/31	369,666	368,564
Carroll County Energy LLC 2025 Repriced Term Loan
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	06/30/31	474,717	477,140
Compass Power Generation LLC 2026 Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	04/13/29	745,024	747,069
Indeck Niles LLC Term Loan B
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	03/09/33	393,468	394,206
Pathfinder Power LLC Term Loan B
0.00%(2)	06/22/33	755,507	754,917
South Field LLC 2025 1st Lien Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	442,146	444,633
South Field LLC 2025 1st Lien Term Loan C
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	28,982	29,146
Talen Energy Supply LLC 2023 Term Loan B
5.48% (3 mo. USD Term SOFR + 1.750%)	11/25/32	165,968	165,103
Talen Energy Supply LLC 2024-1 Incremental Term Loan
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	12/15/31	59,722	59,617

			3,440,395

Electrical Components & Equipment — 1.0%
Belden, Inc. Term Loan
5.90% (1 mo. USD Term SOFR + 2.250%)(1)	07/01/33	388,546	390,975

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Energizer Holdings, Inc. 2025 Term Loan B
5.67% (1 mo. USD Term SOFR + 2.000%)(1)	03/19/32	$ 221,337	$221,615
Pelican Products, Inc. 2021 Term Loan
8.24% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	1,695,244	1,640,555

			2,253,145

Electronics — 2.3%
Coherent Corp. 2025 Term Loan B2
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	07/02/29	1,185,758	1,188,473
Dwyer Instruments, Inc. 2026 Delayed Draw Term Loan
0.00%(2)	07/15/33	47,872	47,888
Dwyer Instruments, Inc. 2026 Term Loan B
0.00%(2)	07/15/33	702,128	702,349
Esco Technologies, Inc. Term Loan B
0.00%(2)	05/27/33	853,546	853,546
LSF12 Crown US Commercial Bidco LLC 2026 1st Lien Term Loan B
0.00%(2)	12/02/31	247,678	248,426
Mirion Technologies, Inc. 2025 Repriced Term Loan B
5.73% (3 mo. USD Term SOFR + 2.000%)(1)	06/04/32	1,000,000	1,004,380
Skyshield U.S. Bidco Ltd. USD Term Loan B
6.37% (3 mo. USD Term SOFR + 2.500%)(1)	06/30/33	259,031	259,518
TCP Sunbelt Acquisition Co. 2024 Term Loan B
7.92% (3 mo. USD Term SOFR + 4.250%)(1)	10/24/31	877,500	877,500

			5,182,080

Engineering & Construction — 1.8%
Astrion Group LLC 2024 Term Loan
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	08/29/31	676,368	571,531
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan
6.98% (1 mo. USD Term SOFR + 3.250%)	07/09/32	1,051,525	1,054,811
ITG Communications LLC Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	07/09/31	577,666	578,145
Modern Aviation FBO Holdings LLC Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	06/30/33	516,197	518,778
SBA Senior Finance II LLC 2024 Term Loan B
0.00%(2)	01/25/31	500,000	500,698
Trilon Group LLC 2026 Delayed Draw Term Loan
0.00%	07/13/33	20,653	20,666
Trilon Group LLC 2026 Term Loan
9.25% (3 mo. USD Term SOFR + 2.500%)(1)	06/13/33	638,326	638,725

			3,883,354

Issues	Maturity Date	Principal Amount	Value

Entertainment — 8.8%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B
6.32% (3 mo. USD Term SOFR + 2.500%)(1)	11/24/32	$ 682,943	$677,479
Allwyn Entertainment Financing U.S. LLC 2025 Term Loan B
5.76% (3 mo. USD Term SOFR + 2.000%)(1)	06/02/31	644,081	635,428
Betclic Everest Group SAS 2026 USD Term Loan B
6.50% (3 mo. USD Term SOFR + 2.750%)(1)	12/10/31	1,012,000	1,015,795
Caesars Entertainment, Inc. 2022 Term Loan A
5.83% (1 mo. USD Term SOFR + 2.000%)(1)	01/31/28	390,046	387,770
Caesars Entertainment, Inc. Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	02/06/30	1,169,840	1,132,259
Churchill Downs, Inc. 2021 Incremental Term Loan B1
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	03/17/28	1,290,103	1,293,328
City Football Group Ltd. 2024 Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(1)	07/22/30	1,239,173	1,239,019
Delta 2 Lux SARL 2024 Term Loan B1
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	09/30/31	1,366,667	1,368,942
DK Crown Holdings, Inc. 2025 Term Loan B
5.43% (1 mo. USD Term SOFR + 1.750%)(1)	03/04/32	1,234,375	1,232,733
EOC Borrower LLC Term Loan A
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	03/24/28	104,112	104,339
EOC Borrower LLC Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	03/24/32	564,300	566,769
Flutter Financing BV 2024 Term Loan B
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	11/30/30	1,275,396	1,266,149
Great Canadian Gaming Corp. 2024 Term Loan B
8.43% (3 mo. USD Term SOFR + 4.750%)(1)	11/01/29	1,372,458	1,361,307
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	10/31/29	1,338,009	1,340,940
J&J Ventures Gaming LLC 2025 Repriced Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	04/26/30	1,229,434	1,225,808

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
Light and Wonder International, Inc. 2026 Term Loan B
5.67% (1 mo. USD Term SOFR + 2.000%)(1)	04/16/29	$ 769,901	$ 771,825
PCI Gaming Authority Term Loan
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	07/18/31	781,834	781,990
PENN Entertainment, Inc. 2022 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	05/30/33	498,701	497,966
Pioneer Opco LLC Term Loan B
7.00% (1 mo. USD Term SOFR + 3.250%)(1)	05/16/33	925,000	931,526
TKO Worldwide Holdings LLC 2026 Term Loan B
5.41% (3 mo. USD Term SOFR + 1.750%)(1)	11/21/31	1,808,773	1,807,751

			19,639,123

Environmental Control — 2.0%
Action Environmental Group, Inc. 2023 Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	10/24/30	696,277	690,623
Heritage Environmental Services, Inc. 2026 Term Loan B
6.82% (3 mo. USD Term SOFR + 3.000%)(1)	04/01/33	735,000	739,594
Heritage-Crystal Clean, Inc. Term Loan B
6.64% (3 mo. USD Term SOFR + 3.000%)(1)	10/17/30	1,144,999	1,150,724
MIP V Waste Holdings LLC 2026 Term Loan B
6.32% (3 mo. USD Term SOFR + 2.500%)(1)	08/20/32	1,185,045	1,192,451
Reworld Holding Corp. Term Loan B
5.97% (1 mo. USD Term SOFR + 2.250%)(1)	11/30/28	555,657	557,047

			4,330,439

Financial — 0.3%
ACI Rover Parent LLC 2026 Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/09/33	600,000	600,000

Food — 2.9%
1440 Food Topco LLC Term Loan B
8.73% (1 mo. USD Term SOFR + 5.000%)(1)	10/31/31	627,468	463,608
B&G Foods, Inc. 2024 Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)	10/10/29	997,462	987,278
BCPE North Star U.S. HoldCo 2, Inc. Term Loan
7.85% (1 mo. USD Term SOFR + 4.000%)(1)	06/09/28	878,955	881,926

Issues	Maturity Date	Principal Amount	Value
C&S Wholesale Grocers, Inc. Term Loan B
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	09/20/30	$ 1,151,500	$1,091,046
Chobani LLC 2025 Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	10/28/32	619,902	623,002
Nourish Buyer I, Inc. 2026 Repriced Term Loan B
7.76% (3 mo. USD Term SOFR + 4.000%)(1)	07/09/32	316,169	318,739
United Natural Foods, Inc. 2026 Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	05/01/31	1,297,421	1,311,615
Upfield BV 2026 USD Term Loan B15
8.12% (6 mo. USD Term SOFR + 4.250%)(1)	10/31/30	705,714	686,052

			6,363,266

Food Service — 0.5%
Aramark Services, Inc. 2025 Repriced Term Loan
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	04/06/28	1,169,059	1,171,982

Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OYJ 2026 Fungible Add-On Term Loan B
0.00%(2)	05/23/30	262,140	263,103

Gas — 0.3%
Subterra Energy Borrower LLC Term Loan B
6.99% (3 mo. USD Term SOFR + 3.250%)(1)	06/30/33	539,648	542,346

Health Care-Products — 2.4%
Antylia Scientific Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	05/27/32	755,000	748,235
Auris Luxembourg III SARL 2026 USD Term Loan B
7.02% (3 mo. USD Term SOFR + 3.250%)	02/28/32	723,128	725,536
Confluent Medical Technologies, Inc. 2025 Term Loan B
6.73% (3 mo. USD Term SOFR + 3.000%)(1)	02/16/32	500,000	502,500
Hologic, Inc. 2026 USD Term Loan B
5.99% (3 mo. USD Term SOFR + 2.250%)(1)	04/07/33	1,240,000	1,220,929
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/09/32	729,604	731,201
Medline Borrower LP 2026 Term Loan B
5.23% (1 mo. USD Term SOFR + 1.500%)(1)	05/30/33	495,617	494,348
Neogen Food Safety Corp. Refinancing Term Loan A
0.00%(2)	04/04/30	1,000,000	990,000

			5,412,749

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 7.0%
Acadia Healthcare Co., Inc. Term Loan A
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	02/28/30	$ 1,471,338	$1,445,589
ADMI Corp. 2021 Incremental Term Loan B3
7.60% (1 mo. USD Term SOFR + 3.750%)(1)	12/23/27	496,094	465,190
ADMI Corp. 2021 Term Loan B2
7.22% (1 mo. USD Term SOFR + 3.375%)(1)	12/23/27	299,211	279,832
ADMI Corp. 2023 Term Loan B5
9.48% (1 mo. USD Term SOFR + 5.750%)(1)	12/23/27	498,306	476,296
AHP Health Partners, Inc. 2025 Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	09/20/32	496,250	498,215
Charlotte Buyer, Inc. 2026 Term Loan B
8.15% (1 mo. USD Term SOFR + 4.500%)(1)	06/30/31	1,199,090	1,202,051
Concentra Health Services, Inc. 2025 Repriced Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	07/26/31	1,312,728	1,314,093
DaVita, Inc. 2025 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	05/09/31	997,481	998,494
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B
8.07% (3 mo. USD Term SOFR + 4.250%)(1)	03/30/29	257,750	239,385
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B
9.32% (3 mo. USD Term SOFR + 5.500%)(1)	03/30/29	1,262,167	1,202,214
Heartland Dental LLC 2025 Term Loan
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	08/25/32	1,199,339	1,202,439
Help At Home, Inc. 2024 Term Loan B
8.73% (1 mo. USD Term SOFR + 5.000%)(1)	09/24/31	447,353	400,522
Inception Holdco SARL 2026 USD Term Loan
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	04/09/31	100,000	100,479
Lumexa Imaging, Inc. 2026 Term Loan B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	12/17/32	472,346	474,462
ModivCare Buyer LLC Takeback Term Loan
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	12/30/32	235,384	200,860

Issues	Maturity Date	Principal Amount	Value
NAPA Management Services Corp. Term Loan B
9.08% (1 mo. USD Term SOFR + 5.250%)(1)	02/23/29	$ 1,034,102	$747,465
Option Care Health, Inc. 2025 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/22/32	532,704	534,203
Pediatric Associates Holding Co. LLC 2026 Term Loan B
8.67% (1 mo. USD Term SOFR + 5.000%)(1)	12/29/31	847,466	850,233
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan
9.23% (3 mo. USD Term SOFR + 5.500%)(1)	06/20/28	1,116,653	1,132,013
Sotera Health Holdings LLC 2026 Term Loan B
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	05/30/31	998,747	1,003,431
Star Parent, Inc. Term Loan B
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	09/27/30	228,709	229,820
U.S. Fertility Enterprises LLC 2025 Term Loan
6.65% (3 mo. USD Term SOFR + 3.000%)(1)	12/30/32	568,728	571,748

			15,569,034

Insurance — 0.8%
Acrisure LLC 2024 1st Lien Term Loan B6
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	11/06/30	1,231,873	1,130,860
AmWINS Group, Inc. 2026 Term Loan B
0.00%(2)	01/30/32	258,076	256,180
Asurion LLC 2026 Term Loan B14
7.57% (3 mo. USD Term SOFR + 3.750%)(1)	02/23/33	399,000	374,811

			1,761,851

Internet — 1.1%
Arches Buyer, Inc. 2021 Term Loan B
7.08% (1 mo. USD Term SOFR + 3.250%)(1)	12/06/27	497,368	497,679
Barracuda Networks, Inc. 2022 Term Loan
8.32% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	847,835	573,022
Chewy, Inc. Term Loan B
5.45% (3 mo. USD Term SOFR + 1.750%)(1)	06/23/33	750,000	749,531
Hoya Midco LLC 2025 Term Loan B
6.07% (3 mo. USD Term SOFR + 2.250%)(1)	02/05/29	288,706	158,789
MH Sub I LLC 2024 Term Loan B4
7.98% (1 mo. USD Term SOFR + 4.250%)(1)	12/31/31	106,701	95,738

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
TripAdvisor, Inc. Term Loan
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	07/08/31	$ 149,619	$144,851
WeddingWire, Inc. 2024 Term Loan B
7.48% (1 mo. USD Term SOFR + 3.750%)(1)	01/31/28	368,127	259,529

			2,479,139

Investment Companies — 0.4%
Emerald Expositions Holding, Inc. 2026 Delayed Draw Term Loan 100mm
0.00%(2)	07/14/33	86,749	86,749
Emerald Expositions Holding, Inc. 2026 Delayed Draw Term Loan 200mm
0.00%(2)	07/14/33	173,498	173,498
Emerald Expositions Holding, Inc. 2026 Term Loan
0.00%(2)	07/14/33	663,630	663,630

			923,877

Leisure Time — 1.2%
Alterra Mountain Co. 2025 Term Loan B8
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	05/31/30	460,083	460,851
Alterra Mountain Co. 2025 Term Loan B9
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	08/17/28	792,850	794,832
Arcis Golf LLC 2025 Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	11/24/28	1,253,273	1,258,913
Lakeland Tours LLC 2026 2nd Lien Term Loan A
9.00%	03/29/30	317,559	71,451

			2,586,047

Lodging — 1.2%
Four Seasons Hotels Ltd. 2026 Term Loan B
0.00%(2)	09/16/32	1,000,000	1,002,815
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4
5.47% (1 mo. USD Term SOFR + 1.750%)(1)	11/08/30	1,000,000	1,002,580
Station Casinos LLC 2024 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)(1)	03/14/31	748,724	750,462

			2,755,857

Machinery-Construction & Mining — 1.3%
Tenaska Westmoreland Management LLC Term Loan B
5.87% (3 mo. USD Term SOFR + 2.250%)(1)	02/18/33	1,137,075	1,136,723
Terex Corp. 2025 Term Loan
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	10/08/31	792,000	794,106
WEC U.S. Holdings Ltd. 2024 Term Loan
5.65% (1 mo. USD Term SOFR + 2.000%)(1)	01/27/31	977,425	977,401

			2,908,230

Issues	Maturity Date	Principal Amount	Value

Machinery-Diversified — 0.6%
Bettcher Industries, Inc. 2026 Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	04/15/33	$ 40,000	$40,240
Engineered Machinery Holdings, Inc. 2026 USD Term Loan B
6.49% (3 mo. USD Term SOFR + 2.750%)(1)	11/26/32	250,000	251,059
LSF12 Helix Parent LLC USD Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	02/10/33	1,112,280	1,101,741

			1,393,040

Media — 2.9%
Charter Communications Operating LLC 2023 Term Loan B4
5.73% (3 mo. USD Term SOFR + 2.000%)(1)	12/07/30	299,233	289,695
Charter Communications Operating LLC 2024 Term Loan B5
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	1,185,731	1,143,413
Discovery Global Holdings, Inc. 2026 USD Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)(1)	06/03/33	1,201,442	1,203,821
Midcontinent Communications 2024 Term Loan B
6.23% (1 mo. USD Term SOFR + 2.500%)	08/18/31	724,053	713,645
Mission Broadcasting, Inc. 2021 Term Loan B
6.26% (1 mo. USD Term SOFR + 2.500%)(1)	06/02/28	813,402	814,215
MJH Healthcare Holdings LLC 2025 Repriced Term Loan B
6.48% (1 mo. USD Term SOFR + 2.750%)(1)	01/29/29	496,241	469,833
NEP Group, Inc. 2025 Term Loan B
8.23% (1 mo. USD Term SOFR + 4.500%)	10/17/31	226,303	212,416
Virgin Media Bristol LLC 2020 USD Term Loan Q
7.04% (1 mo. USD Term SOFR + 3.250%)(1)	01/31/29	500,666	454,176
Virgin Media Bristol LLC 2023 USD Term Loan Y
6.97% (6 mo. USD Term SOFR + 3.175%)(1)	03/31/31	775,000	665,531
Ziggo Financing Partnership 2025 Term Loan B
6.91% (6 mo. USD Term SOFR + 3.220%)(1)	01/15/33	500,000	455,105

			6,421,850

Metal Fabricate & Hardware — 0.3%
TMS International Corp. 2025 Term Loan B
7.23% (1 mo. USD Term SOFR + 3.500%)(1)	03/04/30	748,101	750,907

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Mining — 0.2%
American Rock Salt Co. LLC 2024 First Out Term Loan
10.85% (1 mo. USD Term SOFR + 7.000%)(1)	06/09/28	$ 535,036	$540,498

Miscellaneous Manufacturers — 0.5%
Cleanova U.S. Holdings LLC 2025 Term Loan B
8.41% (3 mo. USD Term SOFR + 4.750%)(1)	06/14/32	1,210,079	1,205,541

Office/Business Equipment — 0.4%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan
7.73% (3 mo. USD Term SOFR + 4.000%)(1)	11/19/29	1,167,528	947,642

Oil & Gas — 0.5%
Apro LLC 2024 Term Loan B
7.43% (1 mo. USD Term SOFR + 3.750%)(1)	07/09/31	459,679	461,021
Liquid Tech Solutions LLC 2025 Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	10/12/32	698,096	695,478

			1,156,499

Packaging & Containers — 1.5%
Amneal Pharmaceuticals LLC 2026 Term Loan
6.73% (1 mo. USD Term SOFR + 3.000%)(1)	08/01/32	141,644	142,286
Balcan Innovations, Inc. Term Loan B
8.48% (1 mo. USD Term SOFR + 4.750%)(1)	10/20/31	1,481,250	1,215,551
Clydesdale Acquisition Holdings, Inc. Term Loan B
6.91% (1 mo. USD Term SOFR + 3.175%)(1)	04/13/29	237,000	231,875
Dechra Pharmaceuticals Holdings Ltd. 2026 USD Term Loan B3
6.70% (6 mo. USD Term SOFR + 2.750%)(1)	01/27/32	478,266	480,134
Sword Purchaser LLC USD Term Loan B
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/11/33	565,000	545,730
TricorBraun Holdings, Inc. 2021 Term Loan
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	03/03/31	730,084	661,912

			3,277,488

Pharmaceuticals — 2.4%
Alkermes, Inc 2026 1st Lien Term Loan B
0.00%(2)	08/12/31	250,000	251,145
Alkermes, Inc. 2026 Term Loan B
6.48% (3 mo. USD Term SOFR + 2.750%)(1)	08/12/31	968,438	972,874

Issues	Maturity Date	Principal Amount	Value
Elanco Animal Health, Inc. 2025 Term Loan B
5.40% (1 mo. USD Term SOFR + 1.750%)(1)	10/31/32	$ 1,147,118	$1,148,695
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2
5.98% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	970,957	974,690
LSCS Holdings, Inc. 2025 Term Loan
8.23% (3 mo. USD Term SOFR + 4.500%)(1)	03/04/32	946,523	932,718
Paradigm Parent LLC 1st Lien Term Loan
8.23% (3 mo. USD Term SOFR + 4.500%)(1)	04/16/32	1,265,438	1,111,528

			5,391,650

Pipelines — 2.3%
Colossus Acquireco LLC 2026 Term Loan B
5.37% (3 mo. USD Term SOFR + 1.750%)(1)	01/31/33	1,199,250	1,196,168
Crescent Midstream Operating LLC Term Loan B
7.40% (3 mo. USD Term SOFR + 3.750%)(1)	02/18/33	427,311	429,939
Freeport LNG Investments LLLP 2026 Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	02/11/33	865,372	869,777
ITT Holdings LLC 2026 Term Loan B
5.71% (1 mo. USD Term SOFR + 1.975%)(1)	10/11/30	994,390	995,633
Venture Global Calcasieu Pass LLC 2026 Term Loan B
6.95% (6 mo. USD Term SOFR + 3.250%)(1)	04/11/33	882,863	889,966
Whitewater Matterhorn Holdings LLC 2026 Term Loan B
0.00%(2)	06/16/32	729,650	724,830

			5,106,313

REIT — 0.9%
OEG Borrower LLC 2024 Term Loan B
7.17% (3 mo. USD Term SOFR + 3.500%)(1)	06/30/31	1,212,737	1,222,342
Outfront Media Capital LLC 2025 Term Loan B
5.49% (1 mo. USD Term SOFR + 1.750%)(1)	09/24/32	748,893	750,451

			1,972,793

Retail — 5.9%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/20/30	944,982	946,362
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B
5.48% (1 mo. USD Term SOFR + 1.750%)(1)	09/24/31	993,719	993,719

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value
BW Gas & Convenience Holdings LLC 2021 Term Loan B
7.35% (1 mo. USD Term SOFR + 3.500%)(1)	03/31/28	$ 1,062,434	$1,066,418
Floor and Decor Outlets of America, Inc. 2026 Term Loan B
5.64% (3 mo. USD Term SOFR + 2.000%)(1)	06/24/33	550,000	550,558
KFC Holding Co. 2021 Term Loan B
5.53% (1 mo. USD Term SOFR + 1.750%)(1)	03/15/28	1,201,768	1,207,025
Men’s Wearhouse, Inc. 2026 Term Loan B
9.41% (3 mo. USD Term SOFR + 5.750%)(1)	01/28/31	326,667	329,986
Michaels Cos., Inc. 2026 Term Loan B
8.73% (3 mo. USD Term SOFR + 5.000%)(1)	03/15/33	500,000	499,945
Murphy USA, Inc. Term Loan B
5.40% (1 mo. USD Term SOFR + 1.750%)(1)	04/07/32	744,375	750,423
Peer Holding III BV 2025 USD Term Loan B4B
6.23% (3 mo. USD Term SOFR + 2.500%)(1)	10/28/30	1,741,315	1,748,063
QXO, Inc. 2026 Term Loan B
5.73% (1 mo. USD Term SOFR + 2.000%)	07/01/33	614,890	614,582
Raising Cane’s Restaurants LLC 2025 Term Loan A
0.00%(2)	11/05/30	750,000	746,250
Raising Cane’s Restaurants LLC 2026 Term Loan B
5.66% (1 mo. USD Term SOFR + 2.000%)(1)	06/06/33	503,133	501,561
Splat Super Holdco LLC 2025 Term Loan
8.73% (1 mo. USD Term SOFR + 5.000%)(1)	07/02/32	1,259,694	1,207,416
Thermostat Purchaser III, Inc. 2024 Term Loan B
7.98% (3 mo. USD Term SOFR + 4.250%)(1)	08/31/28	1,188,183	1,168,578
Whatabrands LLC 2026 Term Loan B
0.00%(2)	07/30/33	850,000	852,125

			13,183,011

Software — 4.6%
Access CIG LLC 2025 Term Loan
7.82% (3 mo. USD Term SOFR + 4.000%)(1)	08/19/30	498,741	440,139
Athenahealth Group, Inc. 2026 Term Loan B
0.00%(2)	02/16/32	311,233	309,515
Avison Young Canada, Inc. 2024 Third Out Term Loan
11.41% (3 mo. USD Term SOFR + 7.500%)(1)	03/12/29	173,246	33,783
Boxer Parent Co., Inc. 2025 USD Term Loan B
6.42% (3 mo. USD Term SOFR + 2.750%)(1)	07/30/31	147,988	135,163

Issues	Maturity Date	Principal Amount	Value
Cast & Crew Payroll LLC 2021 Incremental Term Loan
7.57% (3 mo. USD Term SOFR + 3.750%)(1)	12/29/28	$ 1,473,531	$521,873
Cloud Software Group, Inc. 2025 Term Loan B (2031)
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	03/21/31	360,542	327,843
Cloudera, Inc. 2021 Term Loan
7.58% (1 mo. USD Term SOFR + 3.750%)(1)	10/08/28	1,155,745	1,026,452
Cotiviti Corp. 2025 2nd Amendment Term Loan
6.40% (1 mo. USD Term SOFR + 2.750%)(1)	03/26/32	912,695	854,922
Darktrace PLC 1st Lien Term Loan
6.99% (3 mo. USD Term SOFR + 3.250%)(1)	10/09/31	540,636	497,263
Dayforce, Inc. 2026 Term Loan
0.00%(2)	02/04/33	333,602	311,142
EP Purchaser LLC 2023 Term Loan B
8.28% (3 mo. USD Term SOFR + 4.500%)(1)	11/06/28	917,504	600,965
Genius Sports Ltd. Term Loan
0.00%(2)	04/30/31	500,000	480,000
Planview Parent, Inc. 2024 1st Lien Term Loan
7.23% (3 mo. USD Term SOFR + 3.500%)(1)	12/17/27	1,589,763	1,372,872
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B
6.98% (3 mo. USD Term SOFR + 3.250%)(1)	10/26/30	1,579,281	1,238,946
Quartz Acquireco LLC 2025 Term Loan B
5.98% (3 mo. USD Term SOFR + 2.250%)(1)	06/28/30	1,205,686	1,021,819
Renaissance Holding Corp. 2024 1st Lien Term Loan
7.73% (1 mo. USD Term SOFR + 4.000%)(1)	04/05/30	1,273,573	987,904

			10,160,601

Telecommunications — 0.5%
Altice Financing SA 2022 USD Term Loan
8.75% (3 mo. USD Term SOFR + 5.000%)(1)	10/31/27	248,072	164,224
Cyxtera DC Holdings, Inc. Term Loan B
0.00%(3)	01/16/27	292,034	—
GOGO Intermediate Holdings LLC Term Loan B
7.60% (1 mo. USD Term SOFR + 3.750%)(1)	04/30/28	1,082,371	984,790
Zayo Group Holdings, Inc. 2025 USD Term Loan
6.85% (1 mo. USD Term SOFR + 3.000%)(1)	03/11/30	75	75

			1,149,089

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Issues	Maturity Date	Principal Amount	Value

Transportation — 0.9%
Genesee & Wyoming, Inc. 2024 Term Loan
5.48% (3 mo. USD Term SOFR + 1.750%)(1)	04/10/31	$ 1,221,891	$1,219,912
Kenan Advantage Group, Inc. 2024 Term Loan B4
6.98% (1 mo. USD Term SOFR + 3.250%)(1)	01/25/29	807,304	809,831

			2,029,743

Total Bank Loans
(Cost: $193,579,820)			189,845,323

CORPORATE BONDS — 6.8%

Aerospace & Defense — 1.1%
Honeywell Aerospace, Inc.
4.95%(4)	03/16/36	1,000,000	964,470
Lockheed Martin Corp.
4.40%	08/15/30	1,000,000	989,070
Northrop Grumman Corp.
4.65%	07/15/30	500,000	496,455

			2,449,995

Chemicals — 0.7%
Ecolab, Inc.
5.35%	06/15/36	1,000,000	998,080
SCIH Salt Holdings, Inc.
8.00%(4),(5)	08/15/32	450,000	447,876

			1,445,956

Electric — 0.2%
Duke Energy Carolinas LLC
4.85%	03/15/30	500,000	500,495

Entertainment — 0.2%
WMG Acquisition Corp.
3.88%(4)	07/15/30	500,000	471,300

Environmental Control — 1.1%
Republic Services, Inc.
4.75%	07/15/30	1,000,000	998,140
Waste Management, Inc.
4.95%	03/15/35	1,250,000	1,225,575
Waste Pro USA, Inc.
7.00%(4)	02/01/33	250,000	254,598

			2,478,313

Health Care-Products — 0.4%
Abbott Laboratories
4.00%	03/15/31	1,000,000	966,790

Health Care-Services — 0.2%
UnitedHealth Group, Inc.
4.50%	04/15/33	500,000	480,985

Household Products/Wares — 0.4%
Clorox Co.
4.70%	05/15/31	500,000	492,195
Spectrum Brands, Inc.
3.88%(4)	03/15/31	501,000	441,852

			934,047

Internet — 0.2%
Getty Images, Inc.
11.25%(4)	02/21/30	500,000	391,470

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers — 0.2%
Berry Global, Inc.
5.65%	01/15/34	$ 500,000	$503,560

Pharmaceuticals — 0.7%
Novartis Capital Corp.
4.90%	03/18/36	1,000,000	971,930
Teva Pharmaceutical Finance Netherlands IV BV (Israel)
5.75%	12/01/30	500,000	506,940

			1,478,870

Retail — 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50%(4)	02/15/29	500,000	479,650
Walmart, Inc.
4.90%	04/28/35	1,500,000	1,485,660

			1,965,310

Transportation — 0.5%
Union Pacific Corp.
5.10%	02/20/35	1,000,000	997,180

Total Corporate Bonds
(Cost: $15,307,723)			15,064,271

FOREIGN GOVERNMENT BONDS — 0.1%
Abu Dhabi Government International Bonds
4.25%(4)	10/02/35	300,000	281,355

Total Foreign Government Bonds
(Cost: $290,407)			281,355

U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Notes
4.13%	06/30/31	65,000	64,155
4.38%	07/31/31	1,030,000	1,027,787

Total U.S. Treasury Securities
(Cost: $1,093,662)			1,091,942

Total Fixed Income Securities
(Cost: $210,271,612)			206,282,891

CONVERTIBLE SECURITIES — 0.0%
Convertible Corporate Bonds — 0.0%
Engineering & Construction — 0.0%
Cellnex Telecom SA
0.75%(6)	11/20/31	EUR 100,000	106,777

Total Convertible Corporate Bonds
(Cost: $105,855)			106,777

COMMON STOCK — 0.2%

Security		Shares	Value

Financial — 0.0%
WS Purchaser LLC(7)		22,928	1,261

Health Care-Services — 0.2%
ModivCare, Inc.(7)		58,076	332,137

Issues		Shares	Value

Real Estate — 0.0%
Avison Young Canada, Inc.(7)		370	20

Total Common Stock
(Cost: $378,763)			333,418

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

Security	Shares	Value

MONEY MARKET INVESTMENTS — 11.2%
TCW Central Cash Fund, 3.74%(8),(9)	24,915,712	$24,915,712

Total Money Market Investments (Cost: $24,915,712)		24,915,712

PREFERRED STOCK — 0.0%

Real Estate — 0.0%
Avison Young Canada, Inc.(7)	1,054,697	58,008

		58,008

Total Preferred Stock
(Cost: $697,797)		58,008

Issues	Shares	Value
WARRANTS — 0.0%
Cineworld Group PLC(7),(3)	229,579	3

Total Warrants
(Cost: $—)		3

Total Investments (104.0%) (Cost: $236,369,739)		231,696,809
Net Unrealized Appreciation/depreciation On Unfunded Commitments(10) (0.0%)		356
Liabilities In Excess Of Other Assets (-4.0%)		(8,997,381)

Net Assets (100.0%)		$222,699,784

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)

Short Futures
1	Euro-Bund Futures	09/08/26	(144,950)	(143,406)	1,544
			$(144,950)	$(143,406)	$1,544

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (11)
Citibank N.A.	EUR	90,523	09/11/26	103,394	104,544	(1,150)

				$103,394	$104,544	$(1,150)

Notes to the Schedule of Investments:

EUR	Euro Currency.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2026.
(2)

This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $3,732,571 or 1.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2026, the value of these securities amounted to $106,777 or 0.1% of net assets.

(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2026.
(9)	Affiliated issuer.
(10)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(11)	Fund sells foreign currency, buys USD.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2026

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the period ended July 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2026	Value at July 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$10,015,712	$92,800,000	$77,900,000	24,915,712	$24,915,712	$543,445	$-	$-	$-

Total					$24,915,712	$543,445	$-	$-	$-

TCW Senior Loan ETF

Fair Valuation Summary (Unaudited)	July 31, 2026

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans	$—	$189,845,323	$—	$189,845,323
Corporate Bonds	—	15,064,271	—	15,064,271
U.S. Treasury Securities	—	1,091,942	—	1,091,942
Foreign Government Bonds	—	281,355	—	281,355
Total Fixed Income Securities	—	206,282,891	—	206,282,891
Convertible Securities
Convertible Corporate Bonds	—	106,777	—	106,777
Equity Securities
Money Market Investments	24,915,712	—	—	24,915,712
Common Stock	—	333,418	—	333,418
Preferred Stock	—	58,008	—	58,008
Warrants	—	—	3	3
Total Equity Securities	24,915,712	391,426	3	25,307,141
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$356	$—	$356
Total Investments	$24,915,712	$206,781,450	$3	$231,697,165
Asset Derivatives
Futures Contracts
Interest Rate Risk	1,544	—	—	1,544
Total	$24,917,256	$206,781,450	$3	$231,698,709

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,150)	$—	$(1,150)
Total	$—	$(1,150)	$—	$(1,150)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. Certain funds may invest in TCW Private Asset Income Fund (“TPAY”), which is a closed-end management investment company that does not currently intend to list its shares for trading on any securities exchange, and TPAY does not expect any secondary market to develop for its shares in the foreseeable future. Therefore, an investment in TPAY, unlike an investment in a typical closed-end fund, is not a liquid investment. Shareholders of TPAY are not able to have their shares redeemed or otherwise sell their shares daily. TPAY is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value (“NAV”) per share.

The Fund’s investment in TPAY is valued in accordance with ASC Topic 820, Fair Value Measurement. TPAY is an interval fund that publishes a daily NAV per share and permits transactions at the published NAV on the applicable measurement date, subject to the terms of its quarterly repurchase offers. The published NAV of TPAY is considered a readily determinable fair value, as it is calculated and disseminated on a daily basis and represents the price at which current transactions may occur on the measurement date. Because TPAY can be transacted at its published NAV, that NAV represents an exit price in an orderly transaction between market participants at the measurement date. Accordingly, the Fund values its investment in TPAY at the published NAV as of the measurement date. For fair value hierarchy classification, the investment in TPAY is classified within Level 2 of the fair value hierarchy, as the valuation is based on observable inputs, specifically the published NAV, but does not represent a quoted price in an active market for an identical investment that is freely tradable on a daily basis.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy; unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Plus Bond ETF	Asset-Backed Securities	Total

Balance as of October 31, 2025	$1,571,386	$1,571,386
Accrued Discounts (Premiums)	-	-
Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	16,713	16,713
Purchases	-	-
Sales	(109,788)	(109,788)
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-

Balance as of July 31, 2026	$1,478,311	$1,478,311

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2026	$16,713	$16,713

TCW Corporate Bond ETF	Asset- Backed Securities	Total

Balance as of October 31, 2025	$30,745	$30,745
Accrued Discounts (Premiums)	-	-
Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	327	327
Purchases	-	-
Sales	(2,148)	(2,148)
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-

Balance as of July 31, 2026	$28,924	$28,924

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2026	$327	$327

TCW Flexible Income ETF	Asset-Backed Securities	Corporate Bonds	Warrants	Residential Mortgage- Backed Securities — Non-Agency	Total

Balance as of October 31, 2025	$12,511,356	$-	$2	$-	$12,511,358
Accrued Discounts (Premiums)	57,988	-	-	5,883	63,871
Realized Gain (Loss)	(714,199)	-	-	-	(714,199)
Change in Unrealized Appreciation (Depreciation)	327,080	(271,863)	-	27,123	82,340
Purchases	6,200,008	23,199,950	-	4,155,804	33,555,762
Sales	(3,237,591)	(45,766)	-	(33,000)	(3,316,357)
Transfers in to Level 3	558,295	-	-	-	558,295
Transfers out of Level 3	(3,083,700)	-	-	-	(3,083,700)

Balance as of July 31, 2026	$12,619,237	$22,882,321	$2	$4,155,810	$39,657,370

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2026	$169,969	$(271,863)	$-	$27,123	$(74,771)

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2026 are as follows:

TCW Core Plus Bond ETF	Fair Value at July 31, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$1,478,311	Broker Quote	Offered Quote	$94.543	$94.543	Increase

TCW Corporate Bond ETF	Fair Value at July 31, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$28,924	Broker Quote	Offered Quote	$94.543	$94.543	Increase

TCW Flexible Income ETF	Fair Value at July 31, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$12,060,942	Broker Quote	Offered Quote	$94.543-$100.000	$98.866	Increase
Asset-Backed Securities	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$558,295	Third-Party Vendor	Vendor Prices	$10,840.689	$10,840.689	Increase
Corporate Bonds	$22,882,321	Fair Value	Broker Pricing	$0.70-$99.94	$88.018	Increase
Residential Mortgage-Backed Securities — Non-Agency	$4,155,810	Broker Quote	Offered Quote	$100.000	$100.000	Increase
Warrants	$2	Fair Value	Broker Pricing	$0.000	$0.000	Increase

Note 2 – Portfolio Investments

Mortgage-Backed and Other Asset-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup their initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Funds at July 31, 2026 are listed in each Fund’s Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, the Funds commit to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Funds do not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Funds may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Funds are not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Funds do not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Funds monitors the obligations under these transactions on a daily basis and ensures that the Funds have sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Funds may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect a Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2026.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell portfolio assets subject to an agreement by the Funds to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending its securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2026..

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at July 31, 2026 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. The Funds may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Funds may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Funds that is the subject of the hedge. It may not always be possible for the Funds to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Funds enter into a futures transaction, they are subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Funds use futures contracts for hedging purposes, it is likely that the Funds will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended July 31, 2026, the Funds utilized futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2026 are listed in each Fund’s Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had it sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately want to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Funds might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives the Funds the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between the Funds and the counterparty to the option. In the case of an OTC option purchased by the Funds, the value of the option to the Funds will depend on the willingness and ability of the option writer to perform its obligations to the Funds. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Funds may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Funds may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Funds may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Funds may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Funds purchase a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Funds write swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2026, TCW Core Plus Bond ETF and TCW Flexible Income ETF entered into written swaptions.

The Funds may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Funds buy protection, they may or may not own securities of the reference entity. When the Funds sell protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Funds sell protection, they may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Funds enter into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Funds also take the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Funds enter into any type of swap for hedging purposes, it is likely that the Funds will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Funds may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Funds, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2026, TCW Core Plus Bond ETF and TCW Flexible Income ETF entered into interest rate swaps.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2026 are listed below:

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
TCW Core Plus Bond ETF
ModivCare, Inc., 0.00%, 10/01/29	05/18/23	$675,902	$13,167	0.01%

		$675,902	$13,167	0.01%

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
TCW Flexible Income ETF
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O), 0.42%, 12/10/44	01/22/19	$13,640	$8	0.00%
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O), 1.04%, 07/10/48	05/19/21	375,578	$100	0.00%
CoreVest American Finance Trust Series 2019-3, Class XA (I/O),1.99%,10/15/52	11/08/19	4,281	0	0.00%
ModivCare, Inc., 0.00%, 10/01/29	02/02/24	616,295	11,167	0.00%
Invesco CLO Ltd. Series 2021-2A, Class Y, 0.00%, 07/15/34	03/27/25	5	0	0.00%
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/24	0	0	0.00%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O), 0.51%, 06/15/45	02/18/21	617,123	469	0.00%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O), 0.14%, 08/15/45	04/14/20	48,278	170	0.00%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.10%, 10/20/38	09/16/25	40	0	0.00%
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O), 0.32%, 12/15/45	04/21/20	384,748	376	0.00%

		$2,059,988	$12,290	0.00%

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
TCW High Yield Bond ETF
ModivCare, Inc., 0.00%, 10/01/29	05/18/23	$175,965	$3,150	0.01%

		$175,965	$3,150	0.01%

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
TCW Multisector Credit Income ETF
ModivCare, Inc., 0.00%, 10/01/29	11/15/24	$186,818	$3,874	0.01%

		$186,818	$3,874	0.01%

Note 4 – Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of July 31, 2026:

TCW Core Plus Bond ETF

UNFUNDED COMMITMENTS	MATURITY		AMOUNT		UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	08/16/32	$	17,507	$	27
PMI (Us) Bidco, Inc., Delayed Draw Term Loan	03/16/33		20,690		155
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32		6,225		(228)
			44,422		(46)

TCW Flexible Income ETF

UNFUNDED COMMITMENTS	MATURITY		AMOUNT		UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	$	47,311	$	483
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32		232,959		358
Liquid Tech Solutions LLC, 2025 Delayed Draw Term Loan	10/12/32		100,310		(376)
PMI (Us) Bidco, Inc., Delayed Draw Term Loan	03/16/33		206,897		1,552
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32		109,827		(4,027)
Trilon Group, LLC, 2026 Delayed Draw Term Loan	06/13/33		51,918		32
US Fertility Enterprises LLC, 2025 Delayed Draw Term Loan	12/30/32		72,631		385
			821,853		(1,593)

TCW Multisector Credit Income ETF

UNFUNDED COMMITMENTS	MATURITY		AMOUNT		UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$	8,333	$	(5)
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32		18,229		28
Trilon Group, LLC, 2026 Delayed Draw Term Loan	06/13/33		10,384		6
			36,946		29

TCW Senior Loan ETF

UNFUNDED COMMITMENTS	MATURITY		AMOUNT		UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$	11,735	$	(7)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28		140,786		1,437
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32		72,917		112
Liquid Tech Solutions LLC, 2025 Delayed Draw Term Loan	10/12/32		50,155		(188)
PMI (Us) Bidco, Inc., Delayed Draw Term Loan	03/16/33		143,744		1,078
Splat Super Holdco, LLC, 2025 Delayed Draw Term Loan	07/02/32		53,976		(2,240)
Trilon Group, LLC, 2026 Delayed Draw Term Loan	06/13/33		36,087		23
US Fertility Enterprises LLC, 2025 Delayed Draw Term Loan	12/30/32		26,585		141
			535,985		356